UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

245 Park Avenue

New York, New York 10167

(Address of principal executive offices) (Zip code)

Frank J. Nasta

245 Park Avenue

New York, New York 10167

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: Last day of February

Date of reporting period: May 31, 2010

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of May 31, 2010

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.  The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2010.

JPMorgan 100% U.S. Treasury Securities Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Treasury Obligations — 100.0%
	U.S. Treasury Bills — 93.2% (n)
1,589,568	0.150%, 06/03/10 (m)	1,589,555
1,675,304	0.151%, 07/22/10	1,674,944
1,054,781	0.154%, 07/01/10	1,054,646
1,950,000	0.154%, 07/08/10	1,949,692
1,100,000	0.155%, 06/24/10	1,099,891
350,000	0.157%, 08/12/10	349,890
2,050,000	0.161%, 06/17/10	2,049,854
350,000	0.161%, 08/19/10	349,876
475,000	0.163%, 08/26/10	474,815
1,700,000	0.167%, 07/15/10	1,699,653
850,000	0.167%, 08/05/10	849,744
1,950,000	0.207%, 06/10/10	1,949,899
100,000	0.226%, 11/26/10	99,888
100,000	0.230%, 11/18/10	99,892
100,000	0.244%, 10/28/10	99,899
725,000	0.255%, 07/29/10	724,703
		16,116,841
	U.S. Treasury Notes — 6.8%
100,000	1.500%, 10/31/10	100,447
887,000	2.000%, 09/30/10	892,248
75,000	2.375%, 08/31/10	75,338
50,000	2.875%, 06/30/10	50,104
61,000	3.875%, 09/15/10	61,635
		1,179,772
	Total U.S. Treasury Obligations (Cost $17,296,613 )	17,296,613
	Total Investments — 100.0% (Cost $17,296,613) *	17,296,613
	Other Assets in Excess of Liabilities — 0.0% (g)	1,699
	NET ASSETS — 100.0%	$17,298,312

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
(g)	Amount rounds to less than 0.1%.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$–	$17,296,613	$–	$17,296,613

There were no significant transfers into and out of Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investment (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan California Municipal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
      AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Commercial Paper — 10.8% (n)
California — 10.8%
	California Statewide Communities Development Authority,
10,000	0.380%, 11/03/10	10,000
10,000	Rev., 0.400%, 12/06/10	10,000
2,000	Orange County, Series A, Rev., 0.350%, 06/03/10	2,000
6,000	Orange County Water District, 0.400%, 06/03/10	6,000
10,000	San Diego County Water Authority, GO, 0.350%, 06/17/10	10,000
	San Diego, County Water Authority,
20,000	0.250%, 06/02/10	20,000
8,295	0.300%, 07/08/10	8,295
7,500	0.320%, 07/07/10	7,500
5,000	San Joaquin County, 0.270%, 06/09/10	5,000
	State of California,
5,899	0.240%, 06/03/10	5,899
8,170	0.320%, 06/03/10	8,170
20,000	0.350%, 06/01/10	20,000
15,000	0.350%, 06/07/10	15,000

	Total Commercial Paper (Cost $127,864)	127,864
Daily Demand Notes — 7.9%
California — 7.9%
4,505	California Health Facilities Financing Authority, Adventist Health System, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 06/01/10	4,505
5,100	California Health Facilities Financing Authority, Hospital Adventist, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/01/10	5,100
1,500	California Infrastructure & Economic Development Bank, California Academy, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 06/01/10	1,500
7,370	California Infrastructure & Economic Development Bank, IDR, Jewish Community Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/10	7,370
10,000	California Infrastructure & Economic Development Bank, J Paul Getty, Series B, Rev., VRDO, 0.200%, 06/01/10	10,000
12,585	California Infrastructure & Economic Development Bank, Orange County Performing, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/01/10	12,585
5,800	California Infrastructure & Economic Development Bank, Pacific Gas & Electric, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 06/01/10	5,800
1,500	California Statewide Communities Development Authority, Rady Children's Hospital, Series B, Rev., VRDO, LOC: Bank of the West, 0.310%, 06/01/10	1,500
1,557	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Limited Obligation Assessment, Series B, Rev, VRDO, LOC: KBC Bank N.V., 0.250%, 06/01/10	1,557
1,700	City of Los Angeles, Multi-Family Housing, Loans to Lender Program, Series A, Rev., VRDO, LOC: FHLB, 0.280%, 06/01/10	1,700
18,700	Irvine Ranch Water District, Series A, GO, VRDO, LOC: Landesbank Baden-Wuettemberg, 0.350%, 06/01/10	18,700
	Los Angeles Department of Water & Power,
1,000	Subseries B-2, Rev., VRDO, 0.240%, 06/01/10	1,000
9,300	Subseries B-3, Rev., VRDO, 0.250%, 06/01/10	9,300
	Metropolitan Water District of Southern California,
3,900	Series B-3, Rev., VRDO, 0.240%, 06/01/10	3,900
5,300	Series C-2, Rev., VRDO, 0.260%, 06/01/10	5,300
3,800	State of California, Series B, Subseries B-7, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.320%, 06/01/10	3,800

	Total Daily Demand Notes (Cost $93,617)	93,617
Municipal Bonds — 7.5%
California — 7.5%
6,500	California Health Facilities Financing Authority, Stanford Hospital, Series A-1, Rev., VAR, 0.550%, 06/16/10	6,500
15,000	California Statewide Communities Development Authority, Oakmont Concord Project, Series Q, LIQ: FNMA, 0.260%, 06/03/10	15,000
10,000	City of Berkeley, GO, TRAN, 1.000%, 10/28/10	10,023
	San Francisco City & County Airports Commission,
10,000	Series A, Rev., VAR, 0.750%, 09/15/10	10,000
10,000	Series B, Rev., VAR, 0.750%, 09/15/10	10,000
1,490	San Mateo County Transportation District, Series A, Rev., 3.000%, 06/01/10	1,490
25,425	State of California, 0.350%, 06/02/10	25,425
5,000	Turlock Irrigation District, First Priority, Rev., 1.500%, 06/08/10	5,001
5,675	Walnut Energy Center Authority, Series A, Rev., VAR, 1.500%, 06/08/10	5,676

	Total Municipal Bonds (Cost $89,115)	89,115
Semi-Annual Demand Note — 1.5%
California — 1.5%
	Wells Fargo Stage Trust,
9,725	Series 2009-37C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.350%, 06/09/10 (e)	9,725
8,150	Series 2009-63C, GO, VRDO, LIQ: Wells Fargo & Co., 0.390%, 06/02/10 (e)	8,150

	Total Semi-Annual Demand Notes (Cost $17,875)	17,875
Weekly Demand Notes — 71.2%
California — 71.1%
1,100	Abag Finance Authority for Nonprofit Corps. Housing, Arbors Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.300%, 06/02/10 (m)	1,100
6,000	Abag Finance Authority for Nonprofit Corps. Housing, California Hill Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.320%, 06/02/10	6,000
1,852	Alameda County IDA, Autumn Press, Inc. Project, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.450%, 06/02/10	1,852
8,010	Alameda Public Financing Authority, Alameda Point Improvement Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.250%, 06/02/10	8,010
5,000	Anaheim Public Financing Authority, Series ROCS-RR-II-R-10356, Rev., VRDO, BHAC-CR, NATL-RE, LIQ: Citibank N.A., 0.280%, 06/02/10 (e)	5,000
	Austin Trust,
3,180	Series 2008-1134, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 06/02/10	3,180
5,000	Series 2008-1167, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 06/02/10	5,000
1,750	Series 2008-3013X, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 06/02/10 (e)	1,750
6,050	Series 2008-3014X, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 06/02/10	6,050
6,665	Series 2008-3039X, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 06/02/10	6,665
8,680	Series 2008-3301, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.320%, 06/02/10	8,680
2,040	Series 2008-3312, GO, VRDO, AGM-CR, NATL-RE, LIQ: Bank of America N.A., 0.320%, 06/02/10	2,040
2,800	Series 2008-3501, GO, VRDO, AGM, LIQ: Bank of America N.A., 0.290%, 06/02/10	2,800
	Barclays Capital Municipal Trust Receipts,
5,200	Series 11B, Rev., VRDO, LIQ: Barclays Bank plc, 0.260%, 06/02/10 (e)	5,200
3,750	Series 2W, Rev., VRDO, LIQ: Barclays Bank plc, 0.260%, 06/02/10 (e)	3,750
3,750	Series 8B, Rev., VRDO, LIQ: Barclays Bank plc, 0.260%, 06/02/10 (e)	3,750
	Bay Area Toll Authority, Toll Bridge,
25,950	Series A, Rev., VRDO, 0.360%, 06/02/10	25,950
5,500	Series C-4, Rev., VRDO, 0.200%, 06/02/10	5,500
4,000	Series ROCS-RR-II-R-11787, Rev., VRDO, LIQ: Citibank N.A., 0.290%, 06/02/10 (e)	4,000
4,915	Beaumont Utility Authority, Wastewater Enterprise Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.260%, 06/02/10	4,915
1,700	California Economic Development Financing Authority, IDR, Standard Abrasives Manufacturing Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.320%, 06/02/10	1,700
4,675	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of the West, 0.220%, 06/02/10	4,675
8,000	California Health Facilities Authority, Scripps Health, Series C, Rev., VRDO, LOC: Barclays Bank plc, 0.220%, 06/02/10	8,000
3,350	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.270%, 06/02/10	3,350
	California Health Facilities Financing Authority, Stanford Hospital,
3,300	Series C, Rev., VRDO, AGM, 0.350%, 06/02/10	3,300
8,600	Series D, Rev., VRDO, AGM, 0.330%, 06/02/10	8,600
10,000	California Housing Finance Agency, Home Mortgage, Series D, Rev., VRDO, AMT, LOC: FNMA, 0.310%, 06/02/10	10,000
2,700	California Housing Finance Agency, Multi-Family Housing, Series B, Rev., VRDO, LOC: FNMA, 0.300%, 06/02/10	2,700
3,800	California Housing Finance Agency, Multi-Family Housing III, Series G, Rev., VRDO, LOC: FNMA, 0.270%, 06/02/10	3,800
15,070	California Infrastructure & Economic Development Bank, Buck Institute for Age Research, Rev., VRDO, LOC: Bank of New York, 0.170%, 06/02/10	15,070
5,045	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of California N.A., 0.370%, 06/02/10	5,045
3,600	California Infrastructure & Economic Development Bank, Kruger & Sons, Inc. Project, Rev., VRDO, AMT, LOC: Bank of the West, 0.290%, 06/02/10	3,600
4,940	California Infrastructure & Economic Development Bank, M.A. Silva Corks USA LLC Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 06/02/10	4,940
6,865	California Infrastructure & Economic Development Bank, Westmark School Project, Rev., VRDO, LOC: First Republic Bank, 0.290%, 06/02/10	6,865
10,000	California Municipal Finance Authority, Westmont College, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 06/02/10	10,000
	California Pollution Control Financing Authority, Resource Recovery, Wadham Energy,
2,100	Series B, Rev., VRDO, LOC: BNP Paribas, 0.330%, 06/02/10	2,100
4,500	Series C, Rev., VRDO, LOC: BNP Paribas, 0.330%, 06/02/10	4,500
3,100	California Pollution Control Financing Authority, Sanger Project, Series A, Rev., VRDO, LOC: National Bank of Canada, 0.300%, 06/02/10	3,100
850	California State Department of Water Resources, Power Supply, Series C-10, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.280%, 06/02/10	850
	California Statewide Communities Development Authority,
5,000	Series A, Rev., VRDO, AGC, 0.220%, 06/02/10	5,000
7,495	Series ROCS-RR-II-R-13045, Rev., VRDO, LIQ: Citigroup Financial Products, 0.360%, 06/02/10	7,495
2,520	California Statewide Communities Development Authority, Golden Age Garden Apartments, Series H, Rev., VRDO, LIQ: FHLMC, 0.250%, 06/02/10	2,520
650	California Statewide Communities Development Authority, IDR, EVAPCO Project, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 06/02/10	650
900	California Statewide Communities Development Authority, IDR, Flambeau Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 06/02/10	900
1,240	California Statewide Communities Development Authority, IDR, Kennerly Project, Series A, Rev., VRDO, LOC: California State Teachers Retirement, 0.280%, 06/02/10	1,240
1,345	California Statewide Communities Development Authority, IDR, Packaging Innovation Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	1,345
	California Statewide Communities Development Authority, Kaiser Permanente,
10,000	Series A, Rev., VRDO, 0.260%, 06/02/10	10,000
12,800	Series D, Rev., VRDO, 0.260%, 06/02/10	12,800
1,200	California Statewide Communities Development Authority, Motion Picture and TV Fund, Series A, Rev., VRDO, LOC: BNP Paribas, 0.270%, 06/02/10	1,200
2,000	California Statewide Communities Development Authority, Plan Nine Partners Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.320%, 06/02/10	2,000
7,185	City & County of San Francisco, Multi-Family Housing, Series 34G, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 0.320%, 06/02/10	7,185
9,715	City of Fremont, Capital Improvement Financing Project, COP, VRDO, LOC: Scotiabank, 0.270%, 06/02/10	9,715
2,105	City of Fresno, Trinity Health Credit, Series C, Rev., VRDO, 0.280%, 06/02/10	2,105
2,000	City of Hayward, Multi-Family Housing, Shorewood, Series A, Rev., VRDO, LIQ: FNMA, 0.280%, 06/02/10	2,000
3,600	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, LIQ: FHLMC, 0.250%, 06/02/10	3,600
2,200	City of Livermore, Multi-Family Housing, Diablo Vista Apartments, Rev., VRDO, LIQ: FNMA, 0.270%, 06/02/10	2,200
9,305	City of Los Angeles, Multi-Family Housing, Series PT-3700, Rev., VRDO, 0.460%, 06/02/10	9,305
29,035	City of Los Angeles, Wastewater Systems, EAGLE, Series 2006-0013, Class A, Rev., VRDO, NATL-RE, LIQ: Citibank N.A., 0.300%, 06/02/10	29,035
6,375	City of Modesto, Multi-Family Housing, Live Oak Apartments Project, Rev., VRDO, LIQ: FNMA, 0.320%, 06/02/10	6,375
4,000	City of Modesto, Multi-Family Housing, Westdale Commons, Series A, Rev., VRDO, LIQ: FNMA, 0.420%, 06/02/10	4,000
2,700	City of Pasadena, Series A, COP, VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	2,700
5,000	City of Richmond, Wastewater Systems, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.270%, 06/02/10	5,000
7,480	City of San Jose, Series 760, GO, VRDO, NATL-RE, LIQ: Morgan Stanley Dean Witter, 0.310%, 06/02/10	7,480
800	City of San Leandro, Multi-Family Housing, Parkside, Series A, Rev., VRDO, LIQ: FNMA, 0.270%, 06/02/10	800
3,700	City of South San Francisco, Multi-Family Housing, Magnolia Plaza Apartments, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.300%, 06/02/10	3,700
	Deutsche Bank Spears/Lifers Trust Various States,
3,900	Series DB-413, Rev., VRDO, AMBAC, 0.360%, 06/02/10	3,900
21,280	Series DB-422, Rev., VRDO, AGM, NATL-RE, AMBAC, FGIC, LIQ: Deutsche Bank A.G., 0.290%, 06/02/10	21,280
8,050	Eclipse Funding Trust, Solar Eclipse, California, Series 2006-0065, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 06/02/10	8,050
8,245	Eclipse Funding Trust, Solar Eclipse, Los Angeles, Series 2006-0037, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 06/02/10	8,245
7,075	Eclipse Funding Trust, Solar Eclipse, San Jose, Series 2007-0037, Rev., VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 06/02/10	7,075
10,615	Eclipse Funding Trust, Solar Eclipse, San Mateo, Series 2006-0052, Tax Allocation, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 06/02/10	10,615
7,120	Eclipse Funding Trust, Solar Eclipse, Santa Cruz, Series 2006-0031, Tax Allocation, VRDO, LIQ: U.S. Bank N.A., LOC: U.S. Bank N.A., 0.290%, 06/02/10	7,120
2,530	Golden State Tobacco Securitization Corp., Series 1271, Rev., VRDO, AMBAC-TCRS-BNY, LIQ: Morgan Stanley Municipal Funding, 0.360%, 06/02/10	2,530
490	Hesperia Public Financing Authority, Water & Administration Facilities, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/02/10	490
24,540	Inland Valley Development Agency, Tax Allocation, VRDO, LOC: Union Bank of California N.A., 0.260%, 06/02/10	24,540
5,715	Lake Elsinore Recreation Authority, Public Facilities Project, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.260%, 06/02/10	5,715
6,960	Los Angeles Community College District, Series ROCS-RR-II-R-11728, GO, VRDO, LIQ: Citibank N.A., 0.290%, 06/02/10 (e)	6,960
3,740	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, LIQ: FHLMC, 0.260%, 06/02/10	3,740
6,500	Los Angeles County Metropolitan Transportation Authority, Property A 1st Tier, Series A4, Rev., VRDO, 0.250%, 06/02/10	6,500
5,000	Los Angeles Department of Airports, Series ROCS-RR-II-R-11822, Rev., VRDO, LIQ: Citibank N.A., 0.290%, 06/02/10 (e)	5,000
	Los Angeles Department of Water & Power,
15,825	Series ROCS-RR-II-R-11281, Rev., VRDO, AMBAC, LIQ: Citibank N.A., 0.300%, 06/02/10	15,825
5,000	Subseries B-1, Rev., VRDO, 0.220%, 06/02/10	5,000
6,820	Macon Trust Various States, Special Tax, Series 2007-336, VRDO, LIQ: Bank of America N.A., LOC: Bank of America N.A., 0.410%, 06/02/10	6,820
	Metropolitan Water District of Southern California,
4,485	Series 2740, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.290%, 06/02/10	4,485
9,525	Series ROCS-RR-II-R-11565, Rev., VRDO, BHAC-CR, FGIC, LIQ: Citibank N.A., 0.290%, 06/02/10	9,525
10,000	Murrieta Valley Unified School District Public Financing Authority, COP, VRDO, LOC: U.S. Bank N.A., 0.240%, 06/02/10	10,000
8,830	Napa Sanitation District, Project of 2001, Series A, COP, VRDO, LOC: Wells Fargo Bank N.A., 0.260%, 06/02/10	8,830
20,600	Northern California Gas Authority No. 1, Series 98, Rev., VRDO, LIQ: Goldman Sachs Special Situation, 0.340%, 06/02/10	20,600
6,060	Northern California Transmission Agency, Series A, Rev., VRDO, AGM, 0.330%, 06/02/10	6,060
26,500	Nuveen Insured, Rev., 0.410%, 06/07/10	26,500
985	Orange County Housing Authority, Multi-Family Housing, Lantern Pines Project, Series CC, Rev., VRDO, LIQ: FNMA, 0.310%, 06/02/10	985
8,850	Orange County Sanitation District, Series ROCS-RR-II-R-11736, COP, VRDO, LIQ: Citibank N.A., 0.290%, 06/02/10 (e)	8,850
11,700	Peralta Community College District, Series 3019, GO, VRDO, AGM, LIQ: Morgan Stanley Municipal Funding, 0.290%, 06/02/10 (e)	11,700
	Puttable Floating Option Tax-Exempt Receipts,
14,925	Series MT-557, Rev., VRDO, LIQ: FHLMC, 0.460%, 06/02/10	14,925
3,340	Series PT-4665, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 06/02/10 (e)	3,340
13,580	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-1, Class A, Rev., VRDO, LIQ: FHLMC, 0.360%, 06/02/10	13,580
4,000	Sacramento County Housing Authority, Multi-Family Housing, Ashford, Series D, Rev., VRDO, LIQ: FNMA, 0.240%, 06/02/10	4,000
10,700	Sacramento County Housing Authority, Multi-Family Housing, Ashford Heights Apartments, Series H, Rev., VRDO, LIQ: FNMA, 0.270%, 06/02/10	10,700
4,300	Sacramento County Housing Authority, Multi-Family Housing, Sierra Sunrise Senior Apartments, Series D, Rev., VRDO, LOC: Citibank N.A., 0.290%, 06/02/10	4,300
3,020	San Bernardino County Housing Authority, Multi-Family Housing, Montclair Heritage, Series A, Rev., VRDO, LOC: California Federal Bank, 0.250%, 06/02/10	3,020
2,200	San Bernardino County, Multi-Family Housing, Rosewood Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.270%, 06/02/10	2,200
800	San Bernardino County, Multi-Family Housing, Somerset Apartments, Series A, Rev., VRDO, LIQ: FNMA, 0.270%, 06/02/10	800
9,360	San Diego Community College District, Series ROCS-RR-II-R-11774, GO, VRDO, AGM, LIQ: Citibank N.A., 0.290%, 06/02/10 (e)	9,360
1,380	San Francisco Bay Area Rapid Transit District, Series ROCS RR II R-11251, GO, VRDO, LIQ: Citibank N.A., 0.290%, 06/02/10	1,380
3,155	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LOC: Wells Fargo Bank N.A., 0.290%, 06/02/10	3,155
19,815	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.460%, 06/02/10	19,815
1,275	Santa Clara County Financing Authority, Housing Authority Office Project, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.240%, 06/02/10	1,275
4,264	Santa Clara County Housing Authority, Willows Apartments, Series A, Rev., VRDO, LOC: Union Bank of California N.A., 0.320%, 06/02/10	4,264
42,000	Southern California Public Power Authority, Rev., VRDO, LOC: KBC Bank N.V., 0.260%, 06/02/10	42,000
	State of California,
8,500	Series B-1, GO, VRDO, LOC: BNP Paribas, 0.250%, 06/02/10	8,500
13,000	Series B-2, GO, VRDO, LOC: BNP Paribas, 0.230%, 06/02/10	13,000
5,000	Series C-1, GO, VRDO, LOC: Bank of America N.A., 0.240%, 06/02/10	5,000
	University of California,
4,495	Series 1119, Rev., VRDO, AGM, LIQ: Morgan Stanley Municipal Funding, 0.310%, 06/02/10	4,495
10,615	Series 1274, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Municipal Funding, 0.290%, 06/02/10	10,615
42,980	Series 2902, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Municipal Funding, 0.310%, 06/02/10	42,980
5,325	Wells Fargo Stage Trust, Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.270%, 06/02/10 (e)	5,325
6,045	Woodland Finance Authority, Series ROCS-RR-II-R-11805, Rev., VRDO, LIQ: Citibank N.A., 0.290%, 06/02/10 (e)	6,045

		844,751
Puerto Rico — 0.1%
1,555	Deutsche Bank Spears/Lifers Trust Various States, Series DB-344, Rev., VRDO, NATL-RE, AMBAC, LIQ: Deutsche Bank A.G., 0.290%, 06/02/10	1,555

	Total Weekly Demand Notes (Cost $846,306)	846,306
	Total Investments — 98.9% (Cost $1,174,777) *	1,174,777
	Other Assets in Excess of Liabilities — 1.1%	12,886
	NET ASSETS — 100.0%	$1,187,663

Percentages indicated are based on net assets.
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
BNY	—	Bank of New York
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLB	—	Federal Home Loan Bank
GO	—	General Obligation
IDA	—	Industrial Development Authority
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2010.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*		The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since th e value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities#	$–	$1,174,777	$–	$1,174,777

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.
JPMorgan California Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION(t)	VALUE ($)
Municipal Bonds — 91.8%
	Arkansas — 0.3%
	Special Tax — 0.3%
1,000	City of Springdale, Sales & Use Tax, Rev., AGM, 4.125%, 07/01/13	979
	California — 87.1%
	Certificate of Participation/Lease — 11.2%
1,000	Anaheim Public Financing Authority, Public Improvements Project, Capital Appreciation, Series C, Rev., COP, AGM, Zero Coupon, 09/01/19	659
2,000	California State Public Works Board, California State University, Series A, Rev., COP, NATL-RE, FGIC, 5.250%, 10/01/17	2,177
1,500	California State Public Works Board, Department Development Services, Porterville, Series C, Rev., COP, 6.000%, 04/01/19	1,630
1,000	California State Public Works Board, Department of Corrections & Rehabilitations, Series J, Rev., COP, AMBAC, 5.250%, 01/01/16	1,088
100	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., COP, 5.250%, 06/01/12	106
1,675	California State Public Works Board, Lease, Department of Corrections, Series A, Rev., COP, AMBAC, 5.250%, 06/01/11	1,747
1,500	California State Public Works Board, Regents University, Series A, Rev., COP, 5.000%, 03/01/18	1,634
1,000	California State Public Works Board, Various Universities of California Projects, Series D, Rev., COP, 5.000%, 05/01/15	1,060
1,000	City of Laguna Hills, COP, 4.000%, 02/01/16	1,106
5,110	City of Los Angeles, Sonnenblick Del Rio West Los Angeles, COP, AMBAC, 6.125%, 11/01/10	5,235
1,240	City of Sacramento Financing Authority, Capital Improvement, Series A, Rev., COP, AMBAC, 5.000%, 12/01/16	1,294
1,000	Irvine Ranch Water District, COP, 5.000%, 03/01/20	1,088
1,500	Los Angeles County Public Works Financing Authority, Regional Park & Open Space, Special Assessment, Series A, COP, NATL-RE, 5.000%, 10/01/19	1,712
1,500	Monterey County, Refinancing Project, COP, AGM, 5.000%, 02/01/20	1,651
1,385	Mountain View/Santa Clara County, Capital Projects, COP, 5.250%, 08/01/13	1,511
1,400	San Diego County, Justice Facilites, COP, 5.000%, 10/01/19	1,470
1,250	San Francisco City & County, Multiple Capital Improvement Projects, Series A, COP, 5.000%, 04/01/19	1,317
1,500	San Francisco State Building Authority, California State & San Francisco Civic Center, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 12/01/15	1,537
	San Mateo Joint Power Authority, Capital Projects Program,
250	Rev., COP, NATL-RE, 6.500%, 07/01/15	290
2,190	Series A, Rev., COP, 5.250%, 01/15/20	2,482
1,500	Santa Ana Financing Authority, Police Administration & Holding Facility, Series A, Rev., COP, NATL-RE, 6.250%, 07/01/24	1,627
1,000	Santa Clara County Financing Authority, Series A, Rev., COP, AMBAC, 5.750%, 11/15/13	1,146

		33,567
	Education — 2.8%
1,000	California Educational Facilities Authority, Pomona College, Series A, Rev., 5.000%, 01/01/19	1,129
	California Educational Facilities Authority, Stanford University,
750	Series P, Rev., 5.250%, 12/01/13	861
1,500	Series T-5, Rev., 5.000%, 03/15/23	1,795
1,000	California State University, Systemwide, Series C, Rev., AGM, 5.000%, 11/01/19	1,143
	Fullerton University Foundation, Auxiliary Organization, University & College Improvements,
100	Series A, Rev., NATL-RE, 5.500%, 07/01/10 (p)	100
100	Series A, Rev., NATL-RE, 5.500%, 07/01/10 (p)	102
2,000	University of California, Series Q, Rev., 5.250%, 05/15/17	2,198
1,000	University of California Regents Medical Center, Series A, Rev., NATL-RE, 5.000%, 05/15/15	1,105

		8,433
	General Obligation — 29.8%
1,385	Berkeley Unified School District, GO, 4.000%, 08/01/16	1,504
1,500	Beverly Hills Unified School District, Capital Appreciation, Election of 2008, GO, Zero Coupon, 08/01/23	821
1,907	California State Polytechnic University, GO, 5.055%, 03/15/14 (f) (i)	1,936
1,000	Carlsbad Unified School District, GO, Zero Coupon, 05/01/18	717
1,000	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	423
2,000	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/14	1,811
1,500	Escondido Union High School District, Election of 2008, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/25	638
1,915	Evergreen Elementary School District, Capital Appreciation, GO, AGC, Zero Coupon, 08/01/24	924
1,000	Fallbrook Union High School District, San Diego County, GO, NATL-RE, FGIC, 5.375%, 09/01/12	1,086
1,000	Glendale Community College District, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 10/01/17	737
1,000	Glendale Unified School District, GO, 4.000%, 09/01/14	1,103
1,500	Los Angeles Community College District, Election of 2003, University & College Improvements, Series E, GO, AGM, 5.000%, 08/01/16	1,657
	Los Angeles Unified School District,
2,000	Series A, GO, 5.000%, 07/01/15	2,263
125	Series A, GO, FGIC, 6.000%, 07/01/15	147
1,000	Series I, GO, 5.000%, 07/01/19	1,070
1,650	Series KRY, GO, 5.000%, 07/01/12	1,789
	Los Angeles Unified School District, Election of 2004,
1,000	Series G, GO, AMBAC, 5.000%, 07/01/16	1,105
1,000	Series H, GO, AGM, 5.000%, 07/01/17	1,115
1,115	Mendocino-Lake Community College District, Election of 2006, Series A, GO, NATL-RE, 5.000%, 08/01/17	1,189
3,000	Monterey Peninsula Community College District, Capital Appreciation, Series C, GO, AGM, Zero Coupon, 02/01/18	1,567
1,580	Moreland School District, Crossover, GO, AGM, 4.250%, 08/01/15	1,633
1,000	Murrieta Valley Unified School District Public Financing Authority, School District Election of 2006, GO, Capital Appreciation, AGM, Zero Coupon, 09/01/24	453
1,500	Napa Valley Community College District, Election of 2002, Series C, GO, NATL-RE, Zero Coupon, 08/01/17	832
2,000	Napa Valley Unified School District, Election of 2006, Series A, GO, Zero Coupon, 08/01/27	776
	Palo Alto Unified School District, Election of 2008, Capital Appreciation,
1,500	GO, Zero Coupon, 08/01/22	886
1,015	GO, Zero Coupon, 08/01/25	504
1,500	GO, Zero Coupon, 08/01/26	692
1,500	Palomar Pomerado Health, Capital Appreciation, Series A, GO, NATL-RE, Zero Coupon, 08/01/18	1,019
	Pasadena Unified School District, Election of 2008,
1,000	Series A-1, GO, 5.000%, 08/01/19	1,126
1,150	Series A-1, GO, 5.000%, 08/01/19	1,269
1,785	Peralta Community College District, Election of 2006, Series C, GO, 5.250%, 08/01/19	1,931
1,500	San Bernardino City Unified School District, Election of 2004, Series B, GO, AGM, 5.000%, 08/01/15	1,561
1,000	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/14	911
	San Diego Unified School District, Election of 1998,
2,010	Series C-2, GO, AGM, 5.500%, 07/01/24	2,330
2,400	Series F-1, GO, AGM, 5.250%, 07/01/27	2,714
2,500	Series F-1, GO, AGM, 5.250%, 07/01/28	2,858
2,000	San Francisco City & County, General Hospital Improvement, Series A, GO, 5.000%, 06/15/15	2,307
1,395	San Francisco Community College District, Election of 2005, Series D, GO, 5.000%, 06/15/20	1,525
2,680	San Francisco Unified School District, Proposition A, Election of 2005, Series E, GO, 5.000%, 06/15/14	3,039
1,500	San Jose Evergreen Community College District, Election of 2004, Series B, GO, AGM, 5.000%, 09/01/18	1,636
585	San Mateo County Community College District, Election of 2001, Series A, GO, NATL-RE, FGIC, 5.375%, 09/01/12	635
1,700	Santa Ana Unified School District, GO, AGC, 4.000%, 08/01/16	1,866
1,200	Santa Clara Unified School District, GO, 5.000%, 07/01/16	1,396
1,000	Santa Monica Community College District, Election of 2002, GO, 5.000%, 08/01/20	1,122
2,000	Santa Monica Community College District, Election of 2002, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 08/01/15	1,605
1,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/12	1,460
	State of California,
1,500	GO, 5.000%, 03/01/16	1,639
1,000	GO, 5.000%, 09/01/16	1,069
2,000	GO, 5.000%, 02/01/17	2,148
3,000	GO, 5.000%, 02/01/17	3,122
3,500	GO, 5.000%, 11/01/17	3,670
1,500	GO, NATL-RE, 4.000%, 09/01/14	1,616
120	GO, NATL-RE-IBC, 6.250%, 10/01/10	122
1,640	State of California, Economic Recovery, Series A, GO, 4.250%, 07/01/17	1,783
	State of California, Various Purpose,
2,000	GO, 5.000%, 04/01/18	2,068
2,310	GO, 5.250%, 10/01/19	2,483
1,000	GO, 5.500%, 04/01/19	1,084
1,500	Torrance Unified School District, Election of 2008, GO, 5.375%, 08/01/19	1,688
3,505	Walnut Valley Unified School District, Series A, GO, NATL-RE, 7.200%, 08/01/11	3,870
1,500	West Contra Costa Unified School District, GO, NATL-RE, FGIC, Zero Coupon, 08/01/17	1,057

		89,107
	Hospital — 2.9%
1,000	California Health Facilities Financing Authority, Cedars Sinai Medical Center, Rev., 5.000%, 11/15/15	1,032
1,500	California Health Facilities Financing Authority, Providence Health & Services, Series C, Rev., 6.250%, 10/01/18	1,720
1,000	California Health Facilities Financing Authority, Sutter Health, Series A, Rev., 5.500%, 08/15/18	1,132
1,000	Loma Linda University Medical Center, Series A, Rev., 5.000%, 12/01/15	1,005
1,565	Sierra View Local Health Care District, Rev., 5.100%, 07/01/17	1,572
	University of California Regents Medical Center,
1,500	Series D, Rev., 5.000%, 05/15/16	1,646
500	Series E, Rev., 5.000%, 05/15/15	565

		8,672
	Housing — 1.8%
	California Housing Finance Agency, Home Mortgage,
1,000	Series B, Rev., 4.000%, 08/01/13	1,018
1,500	Series B, Rev., 4.800%, 08/01/17	1,386
1,000	Series D, Rev., AMT, FGIC, 4.350%, 02/01/17	977
1,000	Series J, Rev., AMT, AGM, 4.750%, 08/01/15	1,016
915	California Statewide Communities Development Authority, Poinsettia Apartments, Series B, Rev., VAR, LIQ: FNMA, 4.750%, 06/15/11	937

		5,334
	Other Revenue — 5.4%
750	Beverly Hills Public Financing Authority, Capital Improvement Project, Rev., 4.000%, 06/01/16	829
260	Burlingame Financing Authority, Rev., 4.750%, 10/15/11	275
2,860	City of Burbank, Water & Power, Series A, Rev., 5.000%, 06/01/20	3,172
	City of Long Beach,
1,000	Series A, Rev., 5.000%, 05/15/20	1,087
1,500	Series B, Rev., 5.000%, 05/15/20	1,620
150	Coachella Valley Recreation & Park District, Improvement Board Act of 1915, Reassessment District 1, Special Assessment, NATL-RE, 4.625%, 09/02/10	152
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed,
1,000	Series A, Rev., 5.000%, 06/18/10	1,000
1,000	Series A-1, Rev., 5.000%, 06/01/13	1,042
545	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.800%, 02/01/16	630
	Los Angeles Department of Airports,
2,000	Series A, Rev., 5.000%, 05/15/20	2,129
1,000	Series A, Rev., 5.000%, 05/15/20	1,059
	San Francisco Bay Area Rapid Transit District,
1,500	Rev., 5.000%, 07/01/20	1,652
1,500	Rev., 5.000%, 07/01/20	1,646

		16,293
	Prerefunded — 3.4%
565	California State Department of Water Resources, Water Systems,
	Series J-3, Rev., 7.000%, 12/01/12 (p)	652
845	City of San Bernardino, Single Family Mortgage, Series A, Rev., FHA, VA MTGS, GNMA COLL, 7.500%, 05/01/23 (p)	1,100
1,795	Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Series A, Rev., Zero Coupon, 01/01/26 (p)	940
2,000	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded, Enhanced Asset Backed, Series B, Rev., FGIC-TCRS, 5.500%, 06/01/13 (p)	2,248
990	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Tax Allocation, NATL-RE, 6.000%, 08/01/15 (p)	1,203
	San Marcos Public Facilities Authority, CR,
1,990	Rev., Zero Coupon, 03/01/14 (p)	1,870
715	Rev., Zero Coupon, 01/01/19 (p)	543
1,485	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	1,704

		10,260
	Special Tax — 5.3%
490	Carson Redevelopment Agency, Redevelopment Project Area No. 1, Tax Allocation, NATL-RE, 5.500%, 10/01/14	537
1,000	Colton Public Financing Authority, Tax Allocation, Series A, NATL-RE, 5.000%, 06/18/10	1,001
	Los Angeles County Community Facilities District No. 3, Improvement Area B, Special Tax,
500	Series A, AMBAC, 5.625%, 09/01/10 (f) (i)	504
1,395	Series A, AMBAC, 5.625%, 09/01/10 (f) (i)	1,405
2,000	Los Angeles County Metropolitan Transportation Authority, Series A, Rev., 5.250%, 07/01/20	2,314
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier, Series A, Rev., AMBAC, 5.000%, 07/01/13	2,245
2,000	Los Angeles County Metropolitan Transportation Authority, Proposition A, First Tier Senior, Rev., 5.000%, 07/01/18	2,331
375	Pomona Public Financing Authority, Southwest Pomona Redevelopment Project, Unrefunded Balance, Series W, Rev., NATL-RE, 5.000%, 07/06/10	376
1,835	Roseville Finance Authority, Special Tax, Senior Lien, Series A, AMBAC, 4.250%, 09/01/17 (f) (i)	1,678
2,010	San Jose Redevelopment Agency, Merged Area Redevelopment Project, Unrefunded Balance, Tax Allocation, NATL-RE, 6.000%, 08/01/15	2,252
1,310	South Orange County Public Financing Authority, Foothill Area, Special Tax, Series A, NATL-RE, FGIC, 5.250%, 08/15/14	1,363

		16,006
	Transportation — 6.8%
	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area,
2,000	Series F, Rev., 5.000%, 04/01/16	2,242
1,500	Series F, Rev., 5.000%, 04/01/19	1,634
500	California State Department of Transportation, Federal Highway, Series A, Rev., 4.000%, 02/01/12	528
	Los Angeles Department of Airports,
1,000	Series D, Rev., 5.000%, 05/15/15	1,148
1,250	Series E, Rev., 4.500%, 05/15/16	1,404
	Los Angeles Harbor Department,
1,500	Series A, Rev., AMT, NATL-RE, 5.000%, 08/01/16	1,645
1,500	Series C, Rev., 5.000%, 08/01/14	1,705
1,000	Series C, Rev., AMT, NATL-RE, 5.000%, 08/01/15	1,092
1,500	Port of Oakland, Inter Lien, Series A, Rev., NATL-RE, 5.000%, 11/01/14	1,620
1,500	Sacramento County, Airport Systems, Series A, Rev., AGM, 5.000%, 07/01/18	1,624
	San Francisco City & County Airports Commission, Second Series, Issue 32F,
1,000	Rev., NATL-RE, FGIC, 5.000%, 05/01/14	1,117
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/01/18	1,140
1,500	San Francisco City & County Airports Commission, Second Series, Issue 34E, Rev., AMT, AGM, 5.750%, 05/01/18	1,631
1,500	San Francisco City & County Airports Commission, Second Series, Series C, Rev., AGM, 5.000%, 05/01/17	1,707

		20,237
	Utility — 7.0%
3,135	Anaheim Public Financing Authority, Distribution System, Second Lien, Rev., NATL-RE, 5.250%, 10/01/14	3,455
1,535	Anaheim Public Financing Authority, Electric Systems Distribution, Rev., 5.000%, 04/01/19	1,685
	California State Department of Water Resources, Power Supply,
1,500	Series A, Rev., NATL-RE, 5.250%, 05/01/12	1,625
1,000	Series H, Rev., 5.000%, 05/01/18	1,091
2,020	City of Pasadena, Rev., 4.000%, 08/01/17	2,216
1,500	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.250%, 11/15/20	1,519
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.000%, 07/01/19	1,674
1,500	Series B, Rev., 5.250%, 07/01/19	1,705
2,000	Series B, Rev., AGM, 5.125%, 07/01/13	2,211
1,500	Northern California Gas Authority No. 1, Series A, Rev., 5.000%, 07/01/11	1,546
2,135	Southern California Public Power Authority, Project No.1, Series A, Rev., 5.000%, 11/01/18	2,145

		20,872
	Water & Sewer — 10.7%
	California State Department of Water Resources, Water Systems,
2,500	Series AF, Rev., 5.000%, 12/01/18	2,792
2,500	Series AF, Rev., 5.000%, 12/01/18	2,778
1,500	Series AG, Rev., 5.000%, 12/01/19	1,692
1,435	California State Department of Water Resources, Water Systems, Unrefunded Balance, Series J-3, Rev., 7.000%, 12/01/12	1,654
1,000	City of Riverside, Riverside Sewer, Rev., 5.000%, 08/01/15	1,111
1,000	City of Riverside, Water Revenue, Series A, Rev., 5.000%, 10/01/15	1,156
1,500	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	727
1,500	City of Vallejo, Water Revenue, Rev., NATL-RE, 5.000%, 05/01/16	1,428
1,500	East Bay Municipal Utility District, Series A, Rev., 5.000%, 06/01/20	1,662
	Los Angeles Department of Water & Power, Power Systems,
1,500	Series B, Rev., 5.250%, 07/01/19	1,704
1,000	Sub Series A-1, Rev., AMBAC, 5.000%, 07/01/15	1,146
	Metropolitan Water District of Southern California,
1,000	Rev., 5.000%, 07/01/19	1,155
1,000	Series E, Rev., 3.750%, 07/01/14	1,091
360	Rancho Water District Financing Authority, Series A, Rev., AGM, 5.500%, 08/01/10	363
	Sacramento County Sanitation District,
1,500	Rev., NATL-RE, FGIC, 5.000%, 06/01/16	1,635
250	Series A, Rev., 5.250%, 12/01/10	258
150	Series A, Rev., 5.750%, 12/01/10	154
	San Diego Public Facilities Financing Authority,
1,000	Series A, Rev., 5.000%, 08/01/18	1,110
1,500	Series A, Rev., 5.000%, 05/15/19	1,621
2,000	Series B, Rev., 5.000%, 08/01/19	2,176
	San Francisco City & County Public Utilities Commission,
2,000	Series A, Rev., 5.000%, 11/01/16	2,333
2,000	Series B, Rev., 5.000%, 11/01/19	2,289

		32,035
	Total California	260,816
	Illinois — 0.7%
	Transportation — 0.7%
2,000	Chicago O'Hare International Airport, Third Lien, Series A, Rev., AMBAC, 5.000%, 01/01/16	2,107

	Kentucky — 0.4%
	Certificate of Participation/Lease — 0.4%
1,000	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,158

	Michigan — 0.7%
	Housing — 0.7%
2,035	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.125%, 12/01/10	2,055

	Ohio — 0.4%
	Housing — 0.4%
1,065	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.100%, 09/01/13	1,095

	Pennsylvania — 0.4%
	Hospital — 0.4%
1,000	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center, Series A, Rev., 5.000%, 09/01/17	1,095

	Puerto Rico — 1.2%
	Special Tax — 0.1%
420	Puerto Rico Highway & Transportation Authority, Series W, Rev., NATL-RE-IBC, 5.500%, 07/01/15	460

	Utility — 1.1%
3,000	Puerto Rico Electric Power Authority, Series BB, Rev., NATL-RE, 6.000%, 07/01/11	3,167

	Total Puerto Rico	3,627
	South Carolina — 0.2%
	General Obligation — 0.2%
550	Charleston County, GO, NATL-RE-IBC, 3.000%, 09/01/14	587

	Texas — 0.4%
	Transportation — 0.4%
1,000	Texas State Transportation Commission, First Tier, Rev., 5.000%, 04/01/16	1,143

	Virgin Islands — 0.0% (g)
	Special Tax — 0.0% (g)
65	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.625%, 10/01/10	66

	Total Municipal Bonds (Cost $265,285)	274,728

SHARES	SECURITY DESCRIPTION	VALUE ($)
Short-Term Investment — 6.9%
	Investment Company — 6.9%
20,586	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.170%, 06/01/10 (b) (l) (m) (Cost $20,586)	20,586
	Total Investments — 98.7% (Cost $285,871)	295,314
	Other Assets in Excess of Liabilities — 1.3%	3,942
	NET ASSETS — 100.0%	$299,256

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
LIQ	—	Liquidity Agreement
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $5,523,000 which amounts to 1.9% of total investments.

(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p) (t)	Security is prerefunded or escrowed to maturity.The date shown represents the earliest of the next resetdate, next call date, prerefunded date, next put date or finalmaturity date.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$10,305
Aggregate gross unrealized depreciation	(862)
Net unrealized appreciation/depreciation	$9,443
Federal income tax cost of investments	$285,871

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Arkansas
Special Tax	$–	$979	$–	$979
California
Certificate of Participation/Lease	–	33,567	–	33,567
Education	–	8,433	–	8,433
General Obligation	–	87,171	1,936	89,107
Hospital	–	8,672	–	8,672
Housing	–	5,334	–	5,334
Other Revenue	–	16,293	–	16,293
Prerefunded	–	10,260	–	10,260
Special Tax	–	12,419	3,587	16,006
Transportation	–	20,237	–	20,237
Utility	–	20,872	–	20,872
Water & Sewer	–	32,035	–	32,035
Total California	–	255,293	5,523	260,816
Illinois
Transportation	–	2,107	–	2,107
Kentucky
Certificate of Participation/Lease	–	1,158	–	1,158
Michigan
Housing	–	2,055	–	2,055
Ohio
Housing	–	1,095	–	1,095
Pennsylvania
Hospital	–	1,095	–	1,095
Puerto Rico
Special Tax	–	460	–	460
Utility	–	3,167	–	3,167
Total Puerto Rico	–	3,627	–	3,627
South Carolina
General Obligation	–	587	–	587
Texas
Transportation	–	1,143	–	1,143
Virgin Islands
Special Tax	–	66	–	66
Total Municipal Bonds	–	269,205	5,523	274,728
Short-Term Investments
Investment Companies	$20,586	$–	$–	$20,586
Total Investments in Securities	$20,586	$269,205	$5,523	$295,314

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in detremining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/10
Investments in Securities
California - General Obligation	$ 2,330	$ -	$ 28	$ 1	$ (423)	$ -	$ -	$ 1,936
California - Special Tax	3,585	-	6	(4)		-	-	3,587
Total	$ 5,915	$ -	$ 34	$ (3)	$ (423)	$ -	$ -	$ 5,523

Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $34,000.
JPMorgan Emerging Markets Debt Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Corporate Bonds — 18.8%
		Bermuda — 0.7%
	1,370	Digicel Group Ltd., 10.500%, 04/15/18 (e) (m)	1,387

		Brazil — 3.0%
	900	BES Investimento do Brasil S.A., 5.625%, 03/25/15 (e)	840
	1,060	Centrais Eletricas Brasileiras S.A., 6.875%, 07/30/19 (e) (m)	1,124
	880	Gerdau Holdings, Inc., 7.000%, 01/20/20 (e) (m)	891
BRL	10,055	Lehman Brothers Holdings, Inc., CLN, 10.000%, 01/03/12 (linked to Brazilian Real Notes, 10.000%, 01/03/12; credit rating BBB+) (d) (f) (i) (o)	1,136
	1,200	Rearden G Holdings EINS GmbH, 7.875%, 03/30/20 (e)	1,170
	1,050	Voto-Votorantim Ltd., 6.750%, 04/05/21 (e) (m)	1,032

			6,193
		China — 0.7%
	702	Country Garden Holdings Co., 11.750%, 09/10/14	716
	760	Kaisa Group Holdings Ltd., 13.500%, 04/28/15 (e) (m)	657

			1,373
		Colombia — 0.9%
	1,630	Ecopetrol S.A., 7.625%, 07/23/19 (m)	1,813

		Indonesia — 1.4%
		Majapahit Holding B.V.,
	2,690	7.750%, 01/20/20 (e) (m)	2,831

		Kazakhstan — 3.3%
	450	Development Bank of Kazakhstan JSC, 6.000%, 03/23/26	360
		KazMunaiGaz Finance Sub B.V.,
	1,914	8.375%, 07/02/13	2,029
	686	9.125%, 07/02/18 (e) (m)	751
	340	11.750%, 01/23/15 (e) (m)	405
	2,757	11.750%, 01/23/15	3,285

			6,830
		Mexico — 0.1%
	150	Urbi Desarrollos Urbanos SAB de CV, 9.500%, 01/21/20 (e)	151

		Philippines — 1.1%
		Power Sector Assets & Liabilities Management,
	1,340	7.250%, 05/27/19 (e) (m)	1,464
	810	7.390%, 12/02/24 (e) (m)	877

			2,341

		Russia— 5.1%
	743	ALROSA Finance S.A., 8.875%, 11/17/14	766
	1,500	Gazprom International S.A., 7.201%, 02/01/20	1,521
	806	Gazstream S.A. for Gazprom OAO, 5.625%, 07/22/13	808
	620	Lukoil International Finance B.V., 7.250%, 11/05/19 (e) (m)	617
		RSHB Capital S.A. for OJSC Russian Agricultural Bank,
	2,830	7.125%, 01/14/14 (e) (m)	2,944
	1,181	7.175%, 05/16/13	1,216
	820	9.000%, 06/11/14 (e) (m)	906
	780	TNK-BP Finance S.A., 6.250%, 02/02/15 (e) (m)	772
	860	VIP Finance Ireland Ltd. for OJSC Vimpel Communications, 9.125%, 04/30/18	909

			10,459
		South Africa — 0.5%
	1,100	AngloGold Ashanti Holdings plc, 5.375%, 04/15/20 (m)	1,081

		Thailand — 0.4%
	909	True Move Co. Ltd., 10.375%, 08/01/14	886

		Trinidad & Tobago — 0.2%
	447	National Gas Co. of Trinidad & Tobago Ltd., 6.050%, 01/15/36	393

		Ukraine — 1.0%
	320	Credit Suisse First Boston International for CJSC The EXIM of Ukraine, 6.800%, 10/04/12	312
	1,100	DTEK Finance B.V., 9.500%, 04/28/15 (e) (m)	982
	828	MHP S.A., 10.250%, 04/29/15 (e) (m)	762

			2,056
		United Arab Emirates — 0.4%
	870	Dubai Electricity & Water Authority, 8.500%, 04/22/15 (e) (m)	873

		Total Corporate Bonds (Cost $42,461)	38,667

Foreign Government Securities — 75.1%
		Argentina — 3.5%
		Republic of Argentina,
	6,230	1.683%, 08/03/12 (m)	2,034
	3,384	SUB, 2.500%, 12/31/38 (m)	1,185
	4,781	8.280%, 12/31/33 (m)	3,107
	13,360	1,200.850%, 12/15/35 (m)	915

			7,241

		Belize — 0.3%
	720	Government of Belize, SUB, 6.000%, 02/20/29	518

		Brazil — 11.5%
		Banco Nacional de Desenvolvimento Economico e Social,
	2,500	6.369%, 06/16/18 (e) (m)	2,606
	2,251	6.500%, 06/10/19 (e) (m)	2,319
		Federal Republic of Brazil,
	875	7.875%, 03/07/15	1,026
	5,735	8.000%, 01/15/18	6,557
	1,511	8.250%, 01/20/34	1,945
	1,015	8.750%, 02/04/25	1,347
	1,790	8.875%, 04/15/24	2,381
BRL	217	10.000%, 01/01/12	1,207
	2,038	12.250%, 03/06/30	3,567
BRL	761	12.500%, 01/05/22	468

			23,423
		Colombia — 2.4%
		Republic of Colombia,
	530	7.375%, 01/27/17	606
	2,305	7.375%, 03/18/19	2,638
	115	7.375%, 09/18/37	127
COP	1,160,000	7.750%, 04/14/21	620
	575	11.750%, 02/25/20	837

			4,828
		Costa Rica — 0.1%
	147	Republic of Costa Rica, 9.995%, 08/01/20	196

		Croatia — 0.3%
	647	Republic of Croatia, 6.750%, 11/05/19	675

		Dominican Republic — 1.4%
	2,065	Citigroup Funding, Inc., CLN, 13.000%, 01/11/13 (linked to Dominican Republic Government Bond, 13.000%, 01/11/13; credit rating B) (e) (f) (i)	2,176
		Government of Dominican Republic,
	678	9.040%, 01/23/18	732
	15	9.500%, 09/27/11	16

			2,924
		Ecuador — 0.1%
	192	Republic of Ecuador, 9.375%, 12/15/15	171

		Egypt — 0.5%
		Republic of Egypt,
	590	5.750%, 04/29/20 (e) (m)	594
	440	6.875%, 04/30/40 (e) (m)	435

			1,029
		El Salvador — 0.4%
	760	Republic of El Salvador, 8.250%, 04/10/32 (e) (m)	821

		Gabon — 0.5%
	1,065	Republic of Gabon, 8.200%, 12/12/17 (e) (m)	1,124

		Ghana — 1.1%
	1,030	Barclays Bank plc, CLN, 19.000%, 01/20/13 (linked to Government of Ghana 3-Year Bond, 19.000%, 01/14/13; credit rating B+) (e) (f) (i)	1,195
	950	Citigroup Funding, Inc., CLN, 14.990%, 03/13/13 (linked to Government of Ghana 3-Year Bond, 14.990%, 03/11/13; credit rating B+) (e) (f) (i)	967

			2,162
		Indonesia — 4.7%
	374	Citigroup Funding, Inc., CLN, 14.250%, 06/19/13 (linked to Indonesia Government Bond, 14.250%, 06/15/13; credit rating BB+) (e) (f) (i)	373
	790	Deutsche Bank AG, London Branch, CLN, 11.500%, 09/23/19 (linked to Indonesia Government Bond, 11.500%, 09/15/19; credit rating BB+) (e) (f) (i)	1,009
	410	Deutsche Bank AG, London Branch, CLN, 14.275%, 12/22/13 (linked to Indonesia Government Bond, 14.275%, 12/22/13; credit rating BB+) (e) (f) (i)	552
	450	Deutsche Bank AG, London Branch, CLN, 15.000%, 07/20/18 (linked to Indonesia Government Bond, 15.000%, 07/15/18; credit rating BB+) (e) (f) (i)	682
		Republic of Indonesia,
	837	6.625%, 02/17/37	850
	3,872	6.875%, 01/17/18 (e) (m)	4,316
	1,162	8.500%, 10/12/35	1,435
	360	11.625%, 03/04/19 (e) (m)	516

			9,733
		Iraq — 0.6%
	1,579	Republic of Iraq, 5.800%, 01/15/28	1,287

		Mexico — 11.2%
		United Mexican States,
MXN	2,392	4.563%, 11/22/35 (m)	906
	1,500	5.125%, 01/15/20	1,523
	1,750	5.625%, 01/15/17	1,873
	3,144	5.950%, 03/19/19	3,388
	4,490	6.050%, 01/11/40 (m)	4,523
	875	6.750%, 09/27/34	966
	2,335	7.500%, 04/08/33	2,790
	2,801	8.300%, 08/15/31	3,613
MXN	35,230	10.000%, 12/05/24 (m)	3,293

			22,875
		Panama — 2.2%
		Republic of Panama,
	2,530	7.250%, 03/15/15	2,910
	715	8.875%, 09/30/27	947
	500	9.375%, 04/01/29	690

			4,547
		Peru — 4.3%
	3,635	IIRSA Norte Finance Ltd., Reg.S., 8.750%, 05/30/24	4,016
		Republic of Peru,
	1,710	7.350%, 07/21/25	2,006
	2,150	8.750%, 11/21/33	2,838

			8,860
		Philippines — 3.1%
		Republic of Philippines,
	3,550	6.375%, 10/23/34	3,549
	600	7.500%, 09/25/24	702
	890	7.750%, 01/14/31	1,035
	174	8.375%, 06/17/19	215
	600	9.500%, 02/02/30	812

			6,313
		Russia — 8.4%
		Russian Federation,
	2,000	5.000%, 04/29/20 (e) (m)	1,905
	13,749	SUB, 7.500%, 03/31/30	15,365

			17,270
		Serbia — 0.1%
	192	Republic of Serbia, SUB, 6.750%, 11/01/24	177

		South Africa — 1.0%
		Republic of South Africa,
	950	5.500%, 03/09/20 (m)	957
	184	6.875%, 05/27/19	205
ZAR	6,620	10.500%, 12/21/26	992

			2,154
		Turkey — 8.8%
		Republic of Turkey,
	1,050	6.875%, 03/17/36	1,070
	1,500	7.250%, 03/15/15	1,682
	4,475	7.250%, 03/05/38	4,726
	2,400	7.500%, 07/14/17	2,739
	1,680	7.500%, 11/07/19	1,917
	2,030	8.000%, 02/14/34	2,347
TRY	3,060	11.000%, 08/06/14	2,029
	1,400	11.500%, 01/23/12	1,584

			18,094
		Ukraine — 0.2%
		Government of Ukraine,
	20	6.580%, 11/21/16	19
	410	6.750%, 11/14/17	379

			398
		Uruguay — 2.4%
		Republic of Uruguay,
UYU	13,728	6.377%, 09/14/18 (m)	971
	1,070	7.625%, 03/21/36	1,199
	320	7.875%, 01/15/33	366
	2,109	8.000%, 11/18/22	2,473

			5,009
		Venezuela — 6.0%
		Republic of Venezuela,
	2,551	5.750%, 02/26/16	1,569
	775	7.000%, 12/01/18	461
	2,861	7.000%, 03/31/38	1,474
	8,975	7.650%, 04/21/25	4,890
	2,368	7.750%, 10/13/19	1,409
	4,050	9.250%, 05/07/28	2,410

			12,213
		Total Foreign Government Securities (Cost $146,772)	154,042

Supranational — 1.4%
	1,600	Eurasian Development Bank, 7.375%, 09/29/14 (e) (m)	1,608
UYU	21,810	International Bank for Reconstruction & Development, 3.876%, 04/15/17	1,270

			2,878
		Total Supranational (Cost $2,746)	2,878

U.S. Treasury Obligations — 1.6%
		U.S. Treasury Notes,
	295	1.000%, 08/31/11	297
	3,000	2.500%, 04/30/15 (m)	3,060

		Total U.S. Treasury Obligations (Cost $3,357)	3,357
SHARES
Short-Term Investment — 3.3%
		Investment Company — 3.3%
	6,753	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% † (b) (l) (m) (Cost $6,753)	6,753
		Total Investments — 100.2% (Cost $202,089)	205,697
		Liabilities in Excess of Other Assets — (0.2)%	(504)
		NET ASSETS — 100.0%	$205,193

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 05/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
40	30 Year U.S. Treasury Bond	09/21/10	$4,906	(47)
15	2 Year U.S. Treasury Note	09/30/10	3,272	4
	Short Futures Outstanding
(210)	Eurodollar	06/14/10	(52,185)	(5)
(72)	10 Year U.S. Treasury Note	09/21/10	(8,631)	18
(97)	5 Year U.S. Treasury Note	09/30/10	(11,317)	28
				(2)

Forward Foreign Currency Exchange Contracts

CONTRACTS TO BUY		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 05/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
808,659	EUR
3,900,000	for ILS	07/27/10	1,015	#	993	#	(22)
2,872,102	EUR
11,300,000	for PLN	06/30/10	3,391	#	3,526	#	135
3,900,000	ILS
786,417	for EUR	07/27/10	966	#	1,015	#	49
11,300,000	PLN
2,888,814	for EUR	06/30/10	3,546	#	3,391	#	(155)
8,500,000	BRL	07/27/10	4,663		4,629		(34)
1,100,000,000	CLP	06/17/10	2,105		2,076		(29)
1,450,000	EUR	09/27/10	1,767		1,782		15
390,000,000	HUF	06/17/10	1,754		1,737		(17)
3,900,000	ILS	07/27/10	1,046		1,015		(31)
91,200,000	INR	07/19/10	2,049		1,959		(90)
94,300,000	INR	09/15/10	2,085		2,018		(67)
51,400,000	MXN	06/17/10	3,966		3,971		5
6,400,000	MYR	06/17/10	1,887		1,940		53
115,700,000	RUB	09/27/10	3,848		3,733		(115)
2,800,000	SGD	07/19/10	1,982		1,990		8
			36,070		35,775		(295)

CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE		VALUE AT 05/31/10		NET UNREALIZED APPRECIATION (DEPRECIATION)
8,500,000	BRL	07/27/10	4,718		4,629		89
1,100,000,000	CLP	06/17/10	2,053		2,076		(23)
1,450,000	EUR	09/27/10	1,936		1,782		154
390,000,000	HUF	06/17/10	1,955		1,737		218
3,900,000	ILS	07/27/10	1,025		1,015		10
91,200,000	INR	07/19/10	1,923		1,959		(36)
94,300,000	INR	09/15/10	1,980		2,018		(38)
51,400,000	MXN	06/17/10	4,189		3,971		218
6,400,000	MYR	06/17/10	1,987		1,941		46
115,700,000	RUB	09/27/10	3,699		3,733		(34)
2,800,000	SGD	07/19/10	2,038		1,990		48
7,700,000	ZAR	06/17/10	1,023		1,011		12
			28,526		27,862		664

__________________________
# For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at 05/31/10 of the currency being sold, and the value at 05/31/10 is the U.S. Dollar market value of the currency being purchased.

Credit Default Swaps - Buy Protection[1]
Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND RECEIVES FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125%, 05/11/07	10.920% semi-annually	11/20/13	1.863%	1,750	(529)	-
Russian Federation, 7.500%, 03/31/30	0.475% semi-annually	04/20/12	1.252	530	7	-
Citibank, N.A.:
Republic of Colombia, 10.375%, 01/28/33	2.150% semi-annually	09/20/14	1.512	790	(24)	-
Deutsche Bank AG, New York:
Republic of Colombia, 10.375%, 01/28/33	0.914% semi-annually	04/20/12	1.117	410	1	-
Russian Federation, 7.500%, 03/31/30	0.495% semi-annually	04/20/12	1.252	350	5	-
United Mexican States, 7.500%, 04/08/33	0.810% semi-annually	08/20/10	0.598	70	- (h)	-
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%, 12/31/33	2.620% semi-annually	07/20/12	12.240	870	145	-
Republic of Colombia, 10.375%, 01/28/33	1.000% semi-annually	04/20/12	1.117	750	1	-
Republic of Venezuela, 9.250%, 09/15/27	2.570% semi-annually	07/20/12	15.117	960	201	-
Russian Federation, 7.500%, 03/31/30	0.900% semi-annually	07/20/10	0.760	500	(2)	-
Russian Federation, 7.500%, 03/31/30	0.750% semi-annually	08/20/10	0.760	750	(1)	-
Russian Federation, 7.500%, 03/31/30	0.530% semi-annually	08/20/11	1.071	660	3	-
Russian Federation, 7.500%, 03/31/30	0.500% semi-annually	11/20/11	1.158	740	7	-
Russian Federation, 12.750%, 06/24/28	0.640% semi-annually	09/20/10	0.760	400	- (h)	-
United Mexican States, 7.500%, 04/08/33	0.960% semi-annually	07/20/10	0.598	2,000	(8)	-
Union Bank of Switzerland AG:
Republic of Argentina, 8.280%, 12/31/33	2.620% semi-annually	07/20/12	12.240	520	87	-
Republic of Korea, 4.250%, 06/01/13	1.000% quarterly	03/20/15	1.329	3,500	45	50
Republic of Korea, 4.250%, 06/01/13	1.000% quarterly	03/20/15	1.329	7,000	90	102
Republic of Venezuela, 9.250%, 09/15/27	2.030% semi-annually	06/20/12	15.153	510	109	-
Republic of Venezuela, 9.250%, 09/15/27	2.550% semi-annually	07/20/12	15.117	770	162	-
Russian Federation, 7.500%, 03/31/30	0.900% semi-annually	08/20/10	0.760	300	(1)	-
					298	152
Credit Default Swaps - Sell Protection[2]
Corporate and Sovereign Issuers:

SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
Republic of Kazakhstan, 11.125%, 05/11/07*	0.680% semi-annually	08/20/12	1.612	1,510	(28)	-
Republic of Venezuela, 9.250%, 09/15/27*	1.721% semi-annually	03/20/12	15.222	1,520	(301)	-
Citibank, N.A.:
Republic of Argentina, 8.280%, 12/31/33*	2.160% semi-annually	06/20/12	12.250	720	(122)	-
Republic of Kazakhstan, 11.125%, 05/11/07*	0.630% semi-annually	05/20/11	1.274	1,410	(9)	-
Republic of Kazakhstan, 11.125%, 05/11/07*	0.600% semi-annually	03/20/12	1.519	870	(13)
Deutsche Bank AG, New York:
Republic of Argentina, 8.280%, 12/31/33*	1.960% semi-annually	04/20/12	12.304	230	(39)	-
Republic of Argentina, 8.280%, 12/31/33*	2.080% semi-annually	07/20/12	12.240	830	(148)	-
Republic of Argentina, 8.280%, 12/31/33*	2.140% semi-annually	06/20/12	12.250	1,140	(194)	-
Republic of Argentina, 8.280%, 12/31/33*	2.327% semi-annually	07/20/12	12.240	1,450	(251)	-
Republic of Kazakhstan, 11.125%, 05/11/07*	0.535% semi-annually	03/20/12	1.519	1,510	(25)	-
Republic of Kazakhstan, 11.125%, 05/11/07*	0.610% semi-annually	03/20/12	1.519	620	(9)	-
Republic of Kazakhstan, 11.125%, 05/11/07*	0.710% semi-annually	08/20/12	1.612	1,090	(19)	-
Republic of Venezuela, 9.250%, 09/15/27*	1.604% semi-annually	04/20/12	15.200	870	(185)	-
Republic of Venezuela, 9.250%, 09/15/27*	1.620% semi-annually	04/20/12	15.200	410	(87)	-
Russian Federation, 7.500%, 03/31/30*	0.770% semi-annually	08/20/10	0.760	70	- (h)	-
Russian Federation, 7.500%, 03/31/30*	0.510% semi-annually	12/20/11	1.180	1,580	(13)	-
Russian Federation, 7.500%, 03/31/30*	0.525% semi-annually	12/20/11	1.180	1,360	(11)	-
Morgan Stanley Capital Services:
Republic of Argentina, 8.280%, 12/31/33*	3.380% semi-annually	10/20/10	9.624	400	(8)	-
Republic of Argentina, 8.280%, 12/31/33*	2.160% semi-annually	06/20/12	12.250	1,430	(242)	-
Republic of Venezuela, 9.250%, 09/15/27*	1.690% semi-annually	04/20/12	15.200	750	(159)	-
Republic of Venezuela, 9.250%, 09/15/27*	3.400% semi-annually	08/20/12	15.082	90	(18)	-
Russian Federation, 7.500%, 03/31/30*	1.010% semi-annually	07/20/10	0.760	2,000	8	-
Union Bank of Switzerland AG:
Republic of Venezuela, 9.250%, 09/15/27*	2.510% semi-annually	07/20/12	15.117	1,550	(327)	-
					(2,200)	-
[1] The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2] The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3] Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4] The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors.
* The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.
1. Derivatives--The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration; sector and yield curve exposures; and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’ counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.
1A. Futures Contracts--The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts.
Use of long futures contracts subjects the Funds to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.
1B. Forward Foreign Currency Exchange Contracts--The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
1C. Swaps --The Fund engages in various swap transactions, including interest rate, credit default, index, price lock, spread lock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
Credit Default Swaps
The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represent some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
BRL	—	Brazilian Real
CLN	—
Credit-Linked Notes. The credit ratings disclosed for the underlying referenced obligations provide an indication of the likelihood or risk that the underlying sovereign issuer will default on payment of principal or interest. The credit ratings on these securities represent the rating from a nationally recognized statistical rating organization and are as of May 31, 2010. Credit ratings are generally considered to be lagging indicators, and as such, credit risk could be greater than the current ratings would indicate.

CLP	—	Chilean Peso
COP	—	Colombian Peso
EUR	—	Euro
HUF	—	Hungarian Forint
ILS	—	Israeli Shekel
INR	—	Indian Rupee
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PIK	—	Payment-in-Kind
PLN	—	Polish Zloty
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
TRY	—	New Turkish Lira
UYU	—	Uruguayan Peso
ZAR	—	South African Rand

(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)		Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $8,090,000 which amounts to 4.0% of total investments.

(h)		Amount rounds to less than one thousand (shares or dollars).
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

†		Approximately $1,570,000 of the Fund is restricted as collateral to various brokers.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,593
Aggregate gross unrealized depreciation	(6,985)
Net unrealized appreciation/depreciation	$3,608
Federal income tax cost of investments	$202,089

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Bermuda	$–	$1,387	$–	$1,387
Brazil	–	5,057	1,136	6,193
China	–	1,373	–	1,373
Colombia	–	1,813	–	1,813
Indonesia	–	2,831	–	2,831
Kazakhstan	–	6,830	–	6,830
Mexico	–	151	–	151
Philippines	–	2,341	–	2,341
Russia	–	10,459	–	10,459
South Africa	–	1,081	–	1,081
Thailand	–	886	–	886
Trinidad & Tobago	–	393	–	393
Ukraine	–	2,056	–	2,056
United Arab Emirates	–	873	–	873
Total Corporate Bonds	–	37,531	1,136	38,667
Foreign Government Securities	–	147,088	6,954	154,042
Supranational	–	2,878	–	2,878
U.S. Treasury Obligations	–	3,357	–	3,357
Short-Term Investments
Investment Companies	6,753	–	–	6,753
Total Investments in Securities	$6,753	$190,854	$8,090	$205,697

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$1,060	$–	$1,060
Futures Contracts	50	–	–	50
Swaps	$–	$1,023	$–	$1,023
Total Appreciation in Other Financial Instruments	$50	$2,083	$–	$2,133

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$–	$(691)	$–	$(691)
Futures Contracts	(52)	–	–	(52)
Swaps	$–	$(2,773)	$–	$(2,773)
Total Depreciation in Other Financial Instruments	$(52)	$(3,464)	$–	$(3,516)

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/10
Investments in Securities
Corporate Bonds - Brazil	$1,238	$-	$(102)	$-	$-	$-	$-	$1,136
Corporate Bonds - Mexico	1,330	(827)	1,593	(759)	(1,337)	-	-	-
Foreign Government Securities - Dominican Republic	1,989	-	187	-	-	-	-	2,176
Foreign Government Securities - Ghana	2,064	(480)	698	(3)	(117)	-	-	2,162
Foreign Government Securities - Indonesia	1,524	88	58	(14)	(918)	1,878	-	2,616
Total	$8,145	$(1,219)	$2,434	$(776)	$(2,372)	$1,878	$-	$8,090
Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $261,000.

JPMorgan Federal Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
      AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
U.S. Government Agency Securities — 58.9%
	Federal Farm Credit Bank — 11.7%
210,000	DN, 0.220%, 10/04/10 (m) (n)	209,839
151,000	DN, 0.250%, 10/22/10 (n)	150,850
98,500	DN, 0.291%, 07/13/10 (n)	98,467
69,000	VAR, 0.157%, 06/15/10	68,973
232,200	VAR, 0.200%, 06/02/10	232,200
181,685	VAR, 0.217%, 06/10/10	181,600
80,000	VAR, 0.278%, 06/14/10	79,998
33,000	VAR, 0.301%, 06/21/10	32,997
70,000	VAR, 0.308%, 06/14/10	70,020
100,000	VAR, 0.595%, 06/28/10	100,000

		1,224,944
	Federal Home Loan Bank — 47.2%
116,000	0.270%, 10/26/10	115,984
100,000	0.500%, 10/18/10	99,992
15,000	0.500%, 04/08/11	14,991
60,000	0.650%, 06/15/10	59,998
60,000	0.650%, 07/09/10	59,992
21,505	0.700%, 04/18/11	21,536
100,000	0.750%, 03/18/11	100,178
71,320	2.750%, 06/18/10	71,399
45,311	DN, 0.060%, 06/01/10 (n)	45,311
391,848	DN, 0.160%, 06/02/10 (n)	391,846
500,000	DN, 0.170%, 06/09/10 (n)	499,981
25,000	DN, 0.170%, 07/26/10 (n)	24,994
168,000	DN, 0.180%, 06/23/10 (n)	167,981
210,227	DN, 0.180%, 06/25/10 (n)	210,202
148,600	DN, 0.189%, 07/23/10 (n)	148,559
150,000	DN, 0.190%, 06/11/10 (n)	149,992
217,180	DN, 0.194%, 07/28/10 (n)	217,113
115,000	DN, 0.195%, 08/06/10 (n)	114,959
340,000	DN, 0.200%, 06/16/10 (n)	339,972
192,130	DN, 0.200%, 07/02/10 (n)	192,097
225,000	DN, 0.200%, 07/30/10 (n)	224,927
145,000	DN, 0.207%, 07/07/10 (n)	144,970
50,000	DN, 0.210%, 08/25/10 (n)	49,975
90,000	DN, 0.215%, 08/18/10 (n)	89,958
115,000	DN, 0.260%, 07/15/10 (n)	114,963
50,000	DN, 0.300%, 11/17/10 (n)	49,930
40,000	DN, 0.300%, 11/19/10 (n)	39,943
70,000	VAR, 0.163%, 07/15/10	69,960
60,000	VAR, 0.186%, 07/26/10	59,972
100,000	VAR, 0.208%, 07/01/10	100,000
175,000	VAR, 0.243%, 07/15/10	174,996
200,000	VAR, 0.247%, 06/17/10	199,981
55,000	VAR, 0.254%, 08/10/10	54,974
50,000	VAR, 0.315%, 06/26/10	49,967
200,000	VAR, 0.385%, 06/02/10	200,000
100,000	VAR, 0.650%, 06/02/10	100,000
150,000	VAR, 1.000%, 06/02/10	150,000

		4,921,593
	Total U.S. Government Agency Securities (Cost $6,146,537 )	6,146,537
U.S. Treasury Obligations — 41.1%
	U.S. Treasury Bills — 41.1% (n)
890,000	0.148%, 06/10/10	889,967
1,329,287	0.155%, 06/03/10	1,329,276
200,000	0.155%, 06/24/10	199,980
700,000	0.166%, 06/17/10	699,948
100,000	0.180%, 07/08/10	99,981
150,000	0.186%, 07/01/10	149,977
250,000	0.188%, 09/02/10	249,879
100,000	0.230%, 11/18/10	99,891
375,000	0.232%, 10/14/10	374,674
200,000	0.240%, 10/28/10	199,799
	Total U.S. Treasury Obligations (Cost $4,293,372 )	4,293,372
	Total Investments — 100.0% (Cost $10,439,909) *	10,439,909
	Other Assets in Excess of Liabilities — 0.0%	2,897
	NET ASSETS — 100.0%	$10,442,806

Percentages indicated are based on net assets.
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)		The rate shown is the effective yield at the date of purchase.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*		The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since th e value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$–	$10,439,909	$–	$10,439,909

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.

# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan Inflation Managed Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Security — 0.1%
15	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.420%, 08/15/14 (Cost $15)	15

Collateralized Mortgage Obligations — 29.2%
	Agency CMO — 29.2%
	Federal Home Loan Mortgage Corp. REMICS,
88	Series 2525, Class AM, 4.500%, 04/15/32	89
100	Series 2558, Class BD, 5.000%, 01/15/18	108
100	Series 2685, Class MB, 4.000%, 03/15/17	104
150	Series 2709, Class PE, 5.000%, 12/15/22	162
140	Series 2788, Class DA, 5.000%, 10/15/22	147
100	Series 2843, Class BC, 5.000%, 08/15/19	108
100	Series 2921, Class MD, 5.000%, 06/15/33	105
100	Series 2966, Class XD, 5.500%, 09/15/33	108
200	Series 2988, Class TY, 5.500%, 06/15/25	218
181	Series 3028, Class ME, 5.000%, 02/15/34	195
125	Series 3059, Class PC, 5.500%, 01/15/32	133
110	Series 3135, Class JC, 6.000%, 08/15/33	119
100	Series 3151, Class PD, 6.000%, 11/15/34	109
71	Series 3164, Class QV, 6.500%, 03/15/17	77
100	Series 3372, Class BD, 4.500%, 10/15/22	106
	Federal National Mortgage Association REMICS,
100	Series 2002-24, Class AJ, 6.000%, 04/25/17	109
200	Series 2003-21, Class OU, 5.500%, 03/25/33	219
122	Series 2003-81, Class CB, 4.750%, 09/25/18	125
104	Series 2003-86, Class VH, 5.500%, 04/25/22	113
90	Series 2005-116, Class PB, 6.000%, 04/25/34	97
100	Series 2006-129, Class PB, 5.500%, 04/25/32	107
90	Series 2007-33, Class HE, 5.500%, 04/25/37	98
100	Series 2008-68, Class VK, 5.500%, 03/25/27	109
100	Series 2010-64, Class DM, 5.000%, 06/25/40	106
38	Government National Mortgage Association, Series 2008-62, Class SA, IF, IO, 5.810%, 07/20/38	3

		2,974
	Total Collateralized Mortgage Obligations (Cost $2,929)	2,974
Commercial Mortgage-Backed Securities — 1.0%
50	Banc of America Commercial Mortgage, Inc., Series 2006-3, Class A4, VAR, 5.889%, 07/10/44	50
50	CW Capital Cobalt Ltd., Series 2006-C1, Class A4, 5.223%, 08/15/48	48

	Total Commercial Mortgage-Backed Securities (Cost $97)	98
Corporate Bonds — 23.1%
	Consumer Discretionary — 1.3%
	Media — 1.3%
30	CBS Corp., 7.875%, 07/30/30	33
30	News America, Inc., 7.250%, 05/18/18	36
50	Time Warner Cable, Inc., 8.250%, 04/01/19	60

	Total Consumer Discretionary	129
	Consumer Staples — 0.6%
	Food Products — 0.6%
50	Kraft Foods, Inc., 6.500%, 08/11/17	57

	Energy — 1.0%
	Oil, Gas & Consumable Fuels — 1.0%
50	Anadarko Petroleum Corp., 8.700%, 03/15/19	59
40	Shell International Finance BV, (Netherlands), 4.375%, 03/25/20	40

	Total Energy	99
	Financials — 9.6%
	Capital Markets — 3.2%
80	Credit Suisse USA, Inc., 5.125%, 01/15/14	85
80	Goldman Sachs Group, Inc. (The), 7.500%, 02/15/19	88
100	Merrill Lynch & Co., Inc., 6.400%, 08/28/17	102
50	Morgan Stanley, 5.300%, 03/01/13	52

		327
	Commercial Banks — 2.1%
60	BB&T Corp., 3.950%, 04/29/16	60
50	PNC Funding Corp., 5.125%, 02/08/20	51
100	Wachovia Corp., 5.750%, 02/01/18	107

		218
	Consumer Finance — 0.6%
60	HSBC Finance Corp., 5.000%, 06/30/15	62

	Diversified Financial Services — 3.7%
40	BP Capital Markets plc, (United Kingdom), 3.875%, 03/10/15	40
150	Citigroup, Inc., 8.500%, 05/22/19	175
	General Electric Capital Corp.,
80	5.625%, 09/15/17	85
70	5.875%, 01/14/38	66

		366
	Total Financials	973
	Industrials — 0.7%
	Machinery — 0.3%
30	Caterpillar, Inc., 7.900%, 12/15/18	38

	Road & Rail — 0.4%
30	CSX Corp., 7.375%, 02/01/19	36

	Total Industrials	74
	Information Technology — 1.4%
	Computers & Peripherals — 0.8%
30	Hewlett-Packard Co., 6.125%, 03/01/14	34
40	International Business Machines Corp., 8.375%, 11/01/19	53

		87
	Software — 0.6%
50	Oracle Corp., 6.500%, 04/15/38	58

	Total Information Technology	145
	Materials — 1.9%
	Chemicals — 1.7%
40	Dow Chemical Co. (The), 8.550%, 05/15/19	47
	PPG Industries, Inc.,
50	5.750%, 03/15/13	55
25	7.400%, 08/15/19	29
40	Praxair, Inc., 5.200%, 03/15/17	43

		174
	Metals & Mining — 0.2%
20	Rio Tinto Finance USA Ltd., (Australia), 8.950%, 05/01/14	24

	Total Materials	198
	Telecommunication Services — 2.9%
	Diversified Telecommunication Services — 2.9%
100	AT&T, Inc., 5.600%, 05/15/18	109
50	France Telecom S.A., (France), 8.500%, 03/01/31	67
50	Telefonica Emisiones SAU, (Spain), 6.221%, 07/03/17	54
55	Verizon Communications, Inc., 8.750%, 11/01/18	70

	Total Telecommunication Services	300
	Utilities — 3.7%
	Electric Utilities — 2.8%
50	Duke Energy Carolinas LLC, 6.450%, 10/15/32	55
40	FPL Group Capital, Inc., 7.875%, 12/15/15	49
40	Nisource Finance Corp., 10.750%, 03/15/16	51
50	Pacific Gas & Electric Co., 6.050%, 03/01/34	52
25	Public Service Electric & Gas Co., 2.700%, 05/01/15	25
6	San Diego Gas & Electric Co., 5.350%, 05/15/40	6
50	Spectra Energy Capital LLC, 6.200%, 04/15/18	54

		292
	Gas Utilities — 0.9%
30	Atmos Energy Corp., 4.950%, 10/15/14	32
50	CenterPoint Energy Resources Corp., 7.875%, 04/01/13	58

		90
	Total Utilities	382
	Total Corporate Bonds (Cost $2,371)	2,357
	Mortgage Pass-Through Securities — 2.1%
45	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family, 6.000%, 12/01/36	48
93	Federal National Mortgage Association, 15 Year, Single Family, 6.000%, 01/01/24	100
58	Federal National Mortgage Association, 30 Year, Single Family, 6.500%, 10/01/38	63

	Total Mortgage Pass-Through Securities (Cost $211)	211
	U.S. Government Agency Securities — 39.3%
	Federal Home Loan Mortgage Corp.,
500	2.875%, 02/09/15	512
400	3.750%, 03/27/19	406
	Federal National Mortgage Association,
2,500	2.000%, 01/09/12	2,544
500	4.875%, 12/15/16	556

	Total U.S. Government Agency Securities (Cost $3,971)	4,018

SHARES
Short-Term Investment — 11.0%
	Investment Company — 11.0%
1,119	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (Cost $1,119)	1,119
	Total Investments —105.8% (Cost $10,713)	10,792
	Liabilities in Excess of Other Assets — (5.8)%	(594)
	NET ASSETS — 100.0%	$10,198

Percentages indicated are based on net assets.

Inflation Linked Swap

	RATE TYPE (r)					UPFRONT
	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL		PREMIUMS
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE	(PAID)/RECEIVED [1]

Barclays Bank plc	2.095% at termination	CPI-U at termination	05/24/16	$7,000	$ 38	$ -

[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement in lieu of all or a portion of future periodic payments.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CMO	—	Collateralized Mortgage Obligation
IF	—
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

REMICS	—	Real Estate Mortgage Investment Conduits
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)		The rate shown is the current yield as of May 31, 2010.
(r)		Rates shown are per annum and payments are as described.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$101
Aggregate gross unrealized depreciation	(22)
Net unrealized appreciation/depreciation	$79
Federal income tax cost of investments	$10,713

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities#	$1,119	$9,673	$–	$10,792
Appreciation in Other Financial Instruments
Swaps	$–	$38	$–	$38

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investment of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Intermediate Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 96.2%
	Alabama — 0.5%
	Education — 0.2%
10,000	Alabama Public School & College Authority, Capital Improvement, Rev., 5.000%, 12/01/16	11,408

	General Obligation — 0.2%
1,790	City of Huntsville, Capital Improvement Works, Series A, GO, 5.000%, 09/01/18	2,013
	City of Huntsville, School, Capital Improvement Works,
1,000	Series B, GO, 5.000%, 09/01/18	1,125
1,000	Series B, GO, 5.000%, 09/01/18	1,097
4,675	City of Mobile, GO, AMBAC, 5.500%, 08/15/11 (p)	5,053

		9,288
	Prerefunded — 0.1%
6,960	Jefferson County, Water & Sewer System, Capital Improvement, Rev., FGIC, 5.125%, 08/01/12 (p)	7,588

	Total Alabama	28,284
	Alaska — 0.4%
	Certificate of Participation/Lease — 0.3%
12,275	Boro of Matanuska-Susitna, Goose Creek Correctional Center, Rev., COP, AGC, 5.500%, 09/01/19	14,052

	General Obligation — 0.0% (g)
1,495	City of North Slope Boro, Capital Appreciation, Series B, GO, NATL-RE, Zero Coupon, 06/30/11	1,476

	Utility — 0.1%
	Alaska Municipal Bond Bank Authority,
1,000	Series 1, Rev., 5.250%, 09/01/18	1,080
1,000	Series 1, Rev., 5.375%, 09/01/18	1,074
1,000	Series 1, Rev., 5.500%, 09/01/18	1,072

		3,226
	Total Alaska	18,754
	Arizona — 3.4%
	Certificate of Participation/Lease — 1.1%
	Arizona School Facilities Board,
29,180	COP, 5.000%, 09/01/12	31,522
15,000	COP, 5.750%, 09/01/18	17,475
5,000	Series A-2, COP, AGM-CR FGIC, 5.000%, 09/01/15	5,448
1,680	Series A-3, COP, AGM-CR FGIC, 5.000%, 09/01/15	1,831
1,000	Arizona State University, Board of Regents, COP, NATL-RE, 5.000%, 07/01/17	1,096

		57,372
	Education — 0.1%
5,000	Arizona State University, Rev., AGM, 5.250%, 07/01/12	5,477

	General Obligation — 0.2%
5,000	Maricopa County Community College District, Series C, GO, 3.000%, 07/01/13	5,313
905	Maricopa County Unified School District No. 89-Dysart, GO, NATL-RE, FGIC, 5.250%, 07/01/20	1,038
4,455	Tempe Union High School District No. 213, GO, AGM, 5.000%, 07/01/13	5,001

		11,352
	Hospital — 0.7%
	Arizona Health Facilities Authority, Banner Health,
3,000	Series D, Rev., 5.000%, 01/01/13	3,223
3,000	Series D, Rev., 5.000%, 01/01/14	3,278
5,000	Series D, Rev., 5.000%, 01/01/16	5,407
2,500	Series D, Rev., 5.000%, 01/01/18	2,559
5,000	Series D, Rev., 5.000%, 01/01/18	5,091
10,000	Series D, Rev., 5.500%, 01/01/18	10,939
5,000	Arizona Health Facilities Authority, Phoenix Children's Hospital, Series A, Rev., VAR, 1.290%, 06/03/10	4,556
845	Gila County IDA, Cobre Valley Community Hospital, Rev., ACA, 5.750%, 12/01/10	853
1,000	Scottsdale IDA, Healthcare, Series A, Rev., 5.000%, 09/01/15	1,060

		36,966
	Prerefunded — 0.6%
14,360	Arizona School Facilities Board, State School Trust,Series A, Rev., AMBAC,
	5.750%, 07/01/14 (p)	16,911
5,540	Maricopa County IDA, Capital Appreciation, Series 1983 A, Rev., Zero Coupon, 12/31/14 (p)	5,056
	Phoenix IDA, Government Office Lease, Capital Mall LLC Project,
2,975	Rev., AMBAC, 5.000%, 09/15/10 (p)	3,016
1,875	Rev., AMBAC, 5.100%, 09/15/10 (p)	1,901
1,000	Tucson & Pima Counties IDA, Capital Appreciation, Series 1983A, Rev., Zero Coupon, 12/01/14 (p)	915

		27,799
	Special Tax — 0.4%
	Glendale Western Loop 101 Public Facilities Corp.,
5,000	Series A, Rev., 6.250%, 01/01/14	5,256
5,000	Series A, Rev., 7.000%, 01/01/14	5,395
10,250	Series A, Rev., 7.000%, 01/01/14	11,126

		21,777
	Transportation — 0.2%
	Arizona State Transportation Board, Highway,
5,000	Rev., 5.000%, 07/01/16	5,734
4,675	Series B, Rev., 5.000%, 01/01/16	5,384

		11,118
	Utility — 0.1%
	Salt River Project Agricultural Improvement & Power District,
1,000	Series A, Rev., 5.000%, 01/01/18	1,119
1,000	Series A, Rev., 5.000%, 01/01/18	1,138
500	Series A, Rev., 5.000%, 01/01/19	570

		2,827
	Water & Sewer — 0.0% (g)
1,000	Arizona Water Infrastructure Finance Authority, Water Quality, Series A, Rev., 5.000%, 10/01/18	1,119

	Total Arizona	175,807
	California — 12.7%
	Certificate of Participation/Lease — 0.8%
	California State Public Works Board, California State University,
2,040	Series B, Rev., COP, AGM, 5.000%, 04/01/16	2,118
2,245	Series B, Rev., COP, AGM, 5.000%, 04/01/16	2,298
1,850	California State Public Works Board, Department of Corrections & Rehabilitation, Series E, Rev., COP, XLCA, 5.000%, 06/01/14	1,916
	California State Public Works Board, Department of Forestry & Fire Protection,
2,785	Series C, Rev., COP, AGM, 5.000%, 04/01/16	2,865
2,105	Series C, Rev., COP, AGM, 5.000%, 04/01/16	2,140
2,310	Series C, Rev., COP, AGM, 5.000%, 04/01/16	2,328
1,000	California State Public Works Board, Department of General Services, Series A, Rev., COP, AMBAC, 5.250%, 12/01/12	1,022
	California State Public Works Board, Department of General Services, Butterfield State,
2,400	Series A, Rev., COP, 5.000%, 06/01/13	2,594
2,330	Series A, Rev., COP, 5.000%, 06/01/14	2,485
3,500	Series A, Rev., COP, 5.000%, 06/01/15	3,619
1,750	Series A, Rev., COP, 5.000%, 06/01/15	1,792
	California State Public Works Board, Department of Justice,
1,560	Series D, Rev., COP, AGM, 5.000%, 04/01/16	1,580
1,285	Series D, Rev., COP, AGM, 5.000%, 04/01/16	1,334
1,415	Series D, Rev., COP, AGM, 5.000%, 04/01/16	1,448
10,445	Castaic Lake Water Agency, Capital Appreciation, Water System Improvement Project, COP, AMBAC, Zero Coupon, 08/01/25	4,511
1,700	Fontana Public Finance Authority, Rev., COP, AMBAC, 5.250%, 09/01/14	1,754
4,500	Los Angeles Convention & Exhibit Center Authority, Series A, Rev., COP, NATL-RE, 6.125%, 08/15/11	4,793

		40,597
	Education — 0.7%
2,000	California Educational Facilities Authority, University of Southern California, Series A, Rev., 5.000%, 10/01/18	2,104
3,360	California State Public Works Board, University Research Project, Series E, Rev., 5.250%, 10/01/16	3,634
	California State University, Systemwide,
1,000	Series C, Rev., AGM, 5.000%, 11/01/13	1,127
1,000	Series C, Rev., AGM, 5.000%, 11/01/14	1,143
2,390	Dublin Unified School District, Capital Appreciation, Election of 2004, Series C, GO, NATL-RE, Zero Coupon, 08/01/17	578
	University of California,
10,000	Series O, Rev., 5.750%, 05/15/19	11,453
5,000	Series O, Rev., 5.750%, 05/15/19	5,694
10,000	Series O, Rev., 5.750%, 05/15/19	11,267

		37,000
	General Obligation — 5.8%
	Carlsbad Unified School District,
1,000	GO, Zero Coupon, 05/01/15	857
2,000	GO, Zero Coupon, 05/01/18	1,434
2,070	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/17	876
5,415	Desert Sands Unified School District, GO, AMBAC, Zero Coupon, 06/01/12	5,253
19,755	Grossmont-Cuyamaca Community College District, Capital Appreciation, Election of 2002, Series C, GO, AGC, Zero Coupon, 08/01/26 Long Beach Community College District, Election of 2002, Capital Appreciation,	8,282
3,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/20	2,102
4,365	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/21	2,637
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/22	2,999
5,265	Series D, GO, NATL-RE, FGIC, Zero Coupon, 05/01/23	2,814
	Los Angeles Unified School District,
7,750	Series B, GO, AGM, 4.750%, 07/01/16	8,372
6,880	Series B, GO, FGIC, 4.750%, 07/01/16	7,286
6,120	Series I, GO, 5.250%, 07/01/19	6,814
2,925	Los Rios Community College District, Election of 2002, Series B, GO, NATL-RE, 5.000%, 08/01/12	3,150
2,085	Napa Valley Unified School District, Election of 2002, GO, NATL-RE, FGIC, 5.000%, 08/01/16	2,182
4,535	Natomas Unified School District, Election of 2006, GO, NATL-RE, FGIC, 5.000%, 08/01/14	4,539
	Palomar Pomerado Health, Capital Appreciation,
3,140	Series A, GO, NATL-RE, Zero Coupon, 08/01/15	2,635
3,615	Series A, GO, NATL-RE, Zero Coupon, 08/01/18	2,455
1,245	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/10	1,244
1,595	San Diego Community College District, Election of 2006, Capital Appreciation, GO, AGM, Zero Coupon, 08/01/15	1,365
8,945	San Francisco City & County Unified School District, Election of 2003, Series B, GO, AGM, 5.000%, 06/15/12	9,410
	Santa Monica Community College District, Election of 2007,
2,880	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/11	2,851
1,575	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	1,470
295	Series B, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	266
1,100	Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/14	990
	State of California,
8,545	GO, 5.000%, 08/01/13	8,823
1,650	GO, 5.000%, 08/01/15	1,704
2,960	GO, 5.000%, 08/01/15	3,307
6,875	GO, 5.000%, 11/01/15	7,683
4,655	GO, 5.000%, 03/01/16	4,897
5,000	GO, 5.000%, 08/01/16	5,549
5,000	GO, 5.125%, 04/01/14	5,183
3,000	GO, 5.250%, 02/01/13	3,245
5,000	GO, FGIC-TCRS, 5.250%, 08/01/13	5,470
1,150	GO, NATL-RE, 5.000%, 06/01/15	1,201
3,590	GO, NATL-RE, 5.250%, 02/01/13	3,646
	State of California, Economic Recovery,
7,535	Series A, GO, 5.000%, 07/01/14	8,353
23,300	Series A, GO, FGIC-TCRS, 5.000%, 07/01/11	24,199
25,860	Series A, GO, NATL-RE, 5.000%, 07/01/14	28,839
6,000	Series A, GO, NATL-RE, FGIC, 5.250%, 07/01/14	6,808
10,000	Series B, GO, VAR, 5.000%, 07/01/11 (p)	10,505
	State of California, Various Purpose,
10,150	GO, 5.000%, 03/01/14	11,264
1,000	GO, 5.000%, 09/01/16	1,097
17,500	GO, 5.000%, 04/01/17	19,381
700	GO, 5.000%, 04/01/18	761
1,990	GO, 5.000%, 04/01/18	2,134
6,790	GO, 5.500%, 04/01/18	7,729
6,800	GO, 5.500%, 04/01/19	7,446
15,000	GO, 5.625%, 04/01/19	16,117
6,580	Temple City Unified School District, GO, NATL-RE, FGIC, 5.250%, 08/01/22	7,588
2,000	Torrance Unified School District, Election of 1998, Series B, GO, AGM, 5.000%, 08/01/11	2,100
2,700	West Contra Costa Unified School District, Election of 2005, Series A, GO, AGM, 5.000%, 08/01/14	2,787
	West Valley-Mission Community College District, Election of 2004,
2,840	Series A, GO, AGM, 5.000%, 08/01/16	3,041
5,695	Series A, GO, AGM, 5.000%, 08/01/16	6,026

		299,166
	Hospital — 0.3%
	California Health Facilities Financing Authority, Providence Health & Services,
2,000	Series C, Rev., 6.250%, 10/01/18	2,271
2,000	Series C, Rev., 6.500%, 10/01/18	2,261
2,450	Series C, Rev., 6.500%, 10/01/18	2,789
6,000	California State Public Works Board, Department of Mental Health, Coalinga State Hospital, Series A, Rev., 5.500%, 06/01/14	6,160
	California Statewide Communities Development Authority, Insured Health Facilities, Los Angeles Jewish Home,
3,000	Rev., 5.000%, 11/15/13	3,079
1,000	Rev., 5.250%, 11/15/13	1,010

		17,570
	Other Revenue — 0.8%
29,380	Golden State Tobacco Securitization Corp., Asset-Backed, Series A-1, Rev., 4.500%, 06/01/17	26,462
10,000	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed, Series A, Rev., AMBAC, 5.000%, 06/01/11	10,008
2,250	Rancho Mirage Redevelopment Agency, Merged Redevelopment Whitewater, Tax Allocation, Series A, NATL-RE, 5.000%, 04/01/16	2,276
	Simi Valley School Financing Authority, Unified School District,
1,250	Rev., AGM, 5.000%, 08/01/17	1,424
2,000	Rev., AGM, 5.000%, 08/01/17	2,249

		42,419
	Prerefunded — 2.0%
500	California State Department of Water Resources, Central Valley Project, Water Systems, Series J-1, Rev., 7.000%, 12/01/12 (p)	577
8,000	California State Department of Water Resources, Power Supply, Series A, Rev., XLCA, 5.375%, 05/01/12 (p)	8,808
22,205	Golden State Tobacco Securitization Corp., Series A-1, Rev., 6.750%, 06/01/13 (p)	25,778
	Golden State Tobacco Securitization Corp., Asset-Backed,
7,350	Series A-2, Rev., 7.900%, 06/01/13 (p)	8,756
3,305	Series A-4, Rev., 7.800%, 06/01/13 (p)	3,928
	Golden State Tobacco Securitization Corp., Enhanced, Asset-Backed,
1,000	Series B, Rev., 5.000%, 06/01/12 (p)	1,081
5,000	Series B, Rev., AMBAC, 5.000%, 06/01/13 (p)	5,547
5,000	Huntington Park Redevelopment Agency, Capital Appreciation, Junior Lien Tax-Merged, TAN, Zero Coupon, 01/01/19 (p)	3,736
	Los Angeles Unified School District, Election of 1997,
13,455	Series E, GO, NATL-RE, 5.125%, 07/01/12 (p)	14,704
11,755	Series F, GO, FGIC, 5.000%, 07/01/13 (p)	13,209
2,020	Rio Hondo Community College District, Series A, GO, NATL-RE, 5.250%, 08/01/14 (p)	2,348
	San Marcos Public Facilities Authority, CR,
1,000	Rev., Zero Coupon, 01/01/19 (p)	759
2,850	Rev., Zero Coupon, 09/01/19 (p)	2,105
2,000	Solano County, COP, NATL-RE, 5.250%, 11/01/12 (p)	2,207
2,065	State of California, GO, 5.000%, 02/01/14 (p)	2,347
5,215	State of California, Economic Recovery, Series A, GO, 5.000%, 07/01/14 (p)	5,984

		101,874
	Special Tax — 0.0% (g)
1,000	Capistrano Unified School District Community Facilities District No. 87-1, Special Tax, AMBAC, 5.000%, 09/01/12	1,061

	Transportation — 0.7%
5,000	Bay Area Governments Association, State Payment Acceleration Notes, Rev., NATL-RE, FGIC, 5.000%, 08/01/12	5,168
2,000	Bay Area Toll Authority, Toll Bridge, San Francisco Bay Area, Series F, Rev., 5.000%, 04/01/16	2,242
	Los Angeles Department of Airports, Ontario International,
3,230	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/13	3,455
3,410	Series A, Rev., AMT, NATL-RE, 4.750%, 05/15/14	3,661
20,000	San Bernardino County Transportation Authority, Series A, Rev., 5.000%, 05/01/12	21,315

		35,841
	Utility — 0.6%
10,000	California State Department of Water Resources, Power Supply, Series A, Rev., AMBAC, 5.500%, 05/01/12	10,959
4,180	City of Riverside, Riverside Electric, Rev., AGM, 5.250%, 10/01/11 (p)	4,487
	Long Beach Bond Finance Authority, Natural Gas,
2,500	Series A, Rev., 5.250%, 11/15/21	2,511
9,545	Series A, Rev., 5.250%, 11/15/22	9,544
5,000	Southern California Public Power Authority, San Juan Unit 3, Power Project, Series A, Rev., AGM, 5.500%, 01/01/13	5,558

		33,059
	Water & Sewer — 1.0%
1,840	California State Department of Water Resources, Central Valley Project, Water Systems, Unrefunded Balance, Series J-1, Rev., 7.000%, 12/01/12	2,121
785	City of Long Beach, Water System, Series A, Rev., NATL-RE, 5.750%, 05/01/15	889
5,000	City of Santa Rosa, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/23	2,425
	City of Vallejo,
3,010	Rev., NATL-RE, 5.000%, 05/01/16	2,834
3,160	Rev., NATL-RE, 5.000%, 05/01/16	2,957
3,320	Rev., NATL-RE, 5.000%, 05/01/16	3,069
3,490	Rev., NATL-RE, 5.000%, 05/01/16	3,197
10,435	Contra Costa Water District, Series K, Rev., AGM, 5.500%, 10/01/11	11,100
7,560	Los Angeles Wastewater System, Sub Series A, Rev., NATL-RE, 4.200%, 06/01/13	7,932
	San Diego Public Facilities Financing Authority,
3,500	Series A, Rev., 5.000%, 05/15/19	3,910
6,200	Series A, Rev., 5.000%, 05/15/19	6,822
2,165	Series A, Rev., 5.000%, 05/15/19	2,402
1,000	San Luis Obispo County Financing Authority, Nacimiento Water Project, Series A, Rev., NATL-RE, 5.000%, 09/01/17	1,081

		50,739
	Total California	659,326
	Colorado — 3.9%
	Certificate of Participation/Lease — 0.1%
5,000	Colorado Higher Education, Capital Construction, COP, 5.250%, 11/01/18	5,414

	Education — 0.1%
2,035	Arapahoe County School District No. 6-Littleton, GO, NATL-RE, FGIC, 5.250%, 12/01/12	2,217
	University of Colorado, Enterprise System,
1,480	Series A, Rev., 5.500%, 06/01/19	1,674
500	Series A, Rev., 5.500%, 06/01/19	586
750	Series A, Rev., 5.750%, 06/01/19	858
250	University of Northern Colorado, Auxiliary Facilities System, Series A, Rev., AGM, 5.000%, 06/01/11	261

		5,596
	General Obligation — 1.7%
23,470	Adams & Arapahoe Joint School District 28J Aurora, GO, 6.250%, 12/01/18	28,108
1,000	Arapahoe County School District No. 5-Cherry Creek, Series B, GO, 6.000%, 12/15/12	1,131
6,845	Denver City & County, Better Denver & Zoo, Series A, GO, 5.250%, 08/01/19	8,131
1,610	Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, NATL-RE, FGIC, 5.750%, 12/15/14 (p)	1,915
5,000	Douglas County School District No. Re-1, Douglas & Elbert Counties, Capital Appreciation, Series B, GO, Zero Coupon, 12/15/14	4,520
1,000	El Paso County School District No. 11, Colorado Springs, GO, 7.100%, 07/06/10	1,253
	Highlands Ranch Metropolitan District, Family and Children's Fund Bonds,
1,295	GO, 5.000%, 12/01/12	1,429
1,240	GO, 5.000%, 12/01/13	1,402
	Jefferson County School District R-001,
18,325	GO, 5.000%, 12/15/20	21,567
9,500	GO, 5.000%, 12/15/22	11,192
4,800	GO, NATL-RE , 6.500%, 12/15/10	4,961
3,720	GO, NATL-RE , 6.500%, 12/15/11	4,055

		89,664
	Hospital — 0.1%
	Colorado Health Facilities Authority, Boulder Hospital,
1,000	Series B, Rev., NATL-RE, 6.000%, 10/01/12	1,096
710	Series C, Rev., NATL-RE, 6.000%, 10/01/11	748
615	Series C, Rev., NATL-RE, 6.000%, 10/01/12	674
825	Series C, Rev., NATL-RE, 6.000%, 10/01/13	925
585	Series C, Rev., NATL-RE, 6.000%, 10/01/14	667
1,350	Colorado Health Facilities Authority, Denver Options, Inc. Project, Rev., ACA, 5.000%, 02/01/12	1,232

		5,342
	Housing — 0.0% (g)
20	Colorado Housing & Finance Authority, Rev., 5.375%, 08/01/10	21

	Other Revenue — 0.1%
3,410	Colorado Water Resources & Power Development Authority, Wastewater, Revolving Fund, Series A, Rev., AMBAC, 6.000%, 09/01/10	3,460
1,000	Metropolitan Football Stadium District, Sales Tax, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 01/01/11	993

		4,453
	Prerefunded — 1.4%
42,790	Adams County, Single Family Mortgage, Capital Appreciation, Series A, Rev., Zero Coupon, 06/01/16 (p)	36,411
17,350	Colorado Housing & Finance Authority, Capital Appreciation, Series A, Rev., Zero Coupon, 09/01/14 (p)	15,992
10,000	Dawson Ridge Metropolitan District No. 1, Series A, GO, Zero Coupon, 10/01/22 (p)	6,152
1,690	Douglas County School District No. Re-1, Douglas & Elbert Counties, Buildings, Series B, GO, AGM, 5.750%, 12/15/12 (p)	1,900
5,000	Regional Transportation District, Fastracks Project, Series A, Rev., AMBAC, 5.000%, 11/01/16 (p)	5,835
	University of Colorado, Enterprise System,
2,250	Series A, Rev., FGIC, 5.000%, 06/01/12 (p)	2,443
1,000	Series B, Rev., FGIC, 5.250%, 06/01/13 (p)	1,125

		69,858
	Transportation — 0.4%
7,675	Colorado Department of Transportation, Series B, Rev., NATL-RE, 5.500%, 06/15/15	9,039
	Denver City & County, Airport,
3,030	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/13	3,264
5,000	Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/14	5,405
2,500	Series E, Rev., NATL-RE, FGIC, 5.250%, 11/15/12	2,689

		20,397
	Total Colorado	200,745
	Connecticut — 1.5%
	General Obligation — 0.7%
1,045	City of Waterbury, Series A, GO, AGM, 5.250%, 04/01/11	1,089
	State of Connecticut,
7,000	Series A, GO, 5.000%, 04/15/18	7,879
6,020	Series A, GO, NATL-RE, 5.000%, 03/01/14	6,760
6,000	Series B, GO, AMBAC, 5.250%, 06/01/20	7,196
3,000	Series C, GO, NATL-RE, FGIC, 5.000%, 04/01/14	3,409
	State of Connecticut, Economic Recovery,
5,000	Series A, GO, 5.000%, 01/01/15	5,738
5,000	Series D, GO, 5.000%, 01/01/13	5,521

		37,592
	Hospital — 0.1%
3,865	Connecticut State Health & Educational Facility Authority, Ascension Health, Series B, Rev., VAR, 3.500%, 02/01/12	3,966

	Housing — 0.1%
	Connecticut Housing Finance Authority, Next Steps 7,
835	Rev., AGM, 5.000%, 06/15/13	931
1,040	Rev., AGM, 5.000%, 06/15/15	1,192
1,200	Rev., AGM, 5.000%, 06/15/16	1,380
1,260	Rev., AGM, 5.000%, 06/15/17	1,452
1,320	Rev., AGM, 5.000%, 06/15/17	1,502

		6,457
	Prerefunded — 0.5%
3,425	City of Ridgefield, Series A, GO, 5.000%, 09/15/10 (p)	3,507
3,905	City of Waterbury, Series A, GO, AGM, 5.500%, 04/01/12 (p)	4,246
1,105	Connecticut State Health & Educational Facility Authority, Eastern Connecticut Health, Series A, Rev., RADIAN, 6.375%, 07/01/10 (p)	1,122
	State of Connecticut,
7,240	Series B, GO, 5.875%, 06/15/10 (p)	7,259
3,300	Series D, GO, 5.125%, 11/15/11 (p)	3,519
3,355	Series F, GO, NATL-RE, 5.250%, 10/15/13 (p)	3,815

		23,468
	Special Tax — 0.1%
	State of Connecticut, Transportation Infrastructure, Special Tax,
2,250	Series A, Rev., NATL-RE, FGIC, 5.500%, 10/01/12	2,492
4,000	Series B, AGM, 5.375%, 10/01/11	4,237

		6,729
	Transportation — 0.0% (g)
1,400	State of Connecticut, Transportation Infrastructure, Series B, Rev., NATL-RE-IBC, 6.125%, 09/01/12	1,483

	Total Connecticut	79,695
	Delaware — 0.3%
	Education — 0.3%
	University of Delaware,
12,000	Series A, Rev., VAR, 2.000%, 06/01/11	12,110
1,500	Series B, Rev., 4.000%, 11/01/13	1,647
1,250	Series B, Rev., 4.000%, 11/01/14	1,384

	Total Delaware	15,141
	District of Columbia — 0.6%
	Certificate of Participation/Lease — 0.2%
	District of Columbia,
2,000	COP, NATL-RE, FGIC, 5.000%, 01/01/13	2,151
2,000	COP, NATL-RE, FGIC, 5.250%, 01/01/15	2,211
2,500	COP, NATL-RE, FGIC, 5.250%, 01/01/16	2,767

		7,129
	Education — 0.0% (g)
1,500	District of Columbia, George Washington University, Series A, Rev., NATL-RE, 6.000%, 07/06/10	1,520

	General Obligation — 0.2%
10,305	District of Columbia, Series A, GO, NATL-RE, 5.500%, 06/01/12 (p)	11,283

	Other Revenue — 0.1%
2,805	District of Columbia Tobacco Settlement Financing Corp., Asset Backed Bonds, Rev., 6.250%, 05/15/11	2,818

	Water & Sewer — 0.1%
6,455	District of Columbia Water & Sewer Authority, Public Utilities, Rev., AGM, 5.500%, 10/01/10	6,568

	Total District of Columbia	29,318
	Florida — 3.5%
	Certificate of Participation/Lease — 0.3%
5,000	Lee County School Board, Series A, COP, AGM, 5.000%, 02/01/14	5,381
2,800	Miami-Dade County School Board, Series B, COP, VAR, NATL-RE, 5.000%, 05/01/11	2,882
5,730	Reedy Creek Improvement District, Series 2, Rev., COP, AMBAC, 5.000%, 10/01/15	6,400

		14,663
	Education — 0.3%
	Florida State Board of Education, Lottery,
9,640	Series A, Rev., AMBAC, 5.000%, 07/01/15	10,308
7,060	Series B, Rev., NATL-RE, FGIC, 5.250%, 07/01/11	7,399

		17,707
	General Obligation — 0.8%
	Florida State Board of Education,
9,650	Series A, GO, 5.000%, 06/01/11	10,144
10,000	Series A, GO, 5.375%, 06/01/11	10,503
5,800	Florida State Board of Education, Capital Outlay-2005, Series F, GO, 5.000%, 06/01/16	6,484
	Florida State Board of Education, Public Education, Capital Outlay,
5,000	Series B, GO, 4.750%, 06/01/15	5,363
1,495	Series B, GO, 5.250%, 06/01/12	1,628
	Miami-Dade County,
2,225	Series CC, GO, AMBAC, 7.125%, 10/01/14	2,691
2,095	Series DD, GO, AMBAC, 7.750%, 10/01/18	2,787

		39,600
	Hospital — 0.2%
8,000	Highlands County Health Facilities Authority, Adventist Health Sunbelt, Rev., VAR, 3.950%, 09/01/12	8,347

	Housing — 0.3%
	Florida Housing Finance Corp., Homeowner Mortgage,
3,500	Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/19	3,739
3,995	Series I, Rev., GNMA/FNMA/FHLMC, 5.375%, 07/01/18	4,343
1,750	Florida Housing Finance Corp., Homeowner Mortgage Special Program, Series A, Rev., GNMA/FHLMC/FNMA, 5.000%, 01/01/20 (w)	1,867
4,000	Palm Beach County Housing Finance Authority, Multi-Family Mortgage, Country Lake, Rev., VAR, LIQ: FNMA, 4.750%, 08/01/10	4,033

		13,982
	Industrial Development Revenue/Pollution Control Revenue — 0.2%
8,095	Florida State Department of Environmental Protection, Series A, Rev., NATL-RE, 5.125%, 07/01/12	8,623

	Other Revenue — 0.1%
	City of Gulf Breeze, Miami Beach Local Government,
1,435	Series C, Rev., FGIC, 5.000%, 12/01/11	1,456
1,500	Series E, Rev., FGIC, 5.125%, 12/01/15	1,505
2,145	Florida State Board of Education, Lottery, Series A, Rev., AMBAC, 5.000%, 07/01/15	2,359

		5,320
	Prerefunded — 0.7%
5,000	Brevard County School Board, COP, AMBAC, 5.000%, 07/01/12 (p)	5,425
7,230	Highlands County Health Facilities Authority, Adventist Sunbelt, Series A, Rev., 6.000%, 11/15/11 (p)	7,845
5,000	Lee County, Airport, Series B, Rev., AGM, 5.750%, 10/01/10 (p)	5,143
2,750	Miami-Dade County, Health Facilities Authority, Miami Children's Hospital, Series A, Rev., AMBAC, 5.625%, 08/15/11 (p)	2,944
	Palm Beach County School Board,
10,000	Series B, COP, VAR, FGIC, 5.000%, 08/01/11 (p)	10,341
5,000	Series C, COP, AGM, 5.000%, 08/01/12 (p)	5,449

		37,147
	Special Tax — 0.2%
	City of Port St. Lucie,
1,220	Rev., AGC, 5.000%, 09/01/14	1,359
2,730	Rev., AGC, 5.000%, 09/01/17	3,026
2,770	Rev., AGC, 5.000%, 09/01/18	3,025
775	Miami-Dade County, Sub Series B, Rev., NATL-RE, Zero Coupon, 07/06/10	179
	Tallahassee Blueprint 2000 Intergovernmental Agency,
1,500	Rev., NATL-RE, 5.250%, 10/01/18	1,675
2,060	Rev., NATL-RE, 5.250%, 10/01/19	2,292

		11,556
	Transportation — 0.1%
1,000	Florida State Turnpike Authority, Series C, Rev., 5.000%, 07/01/13	1,110
3,700	Miami-Dade County, Miami International Airport, Series D, Rev., AGM, 5.250%, 10/01/17	3,992
2,610	Volusia County, Gas Tax, Rev., AGM, 5.000%, 10/01/14	2,886

		7,988
	Water & Sewer — 0.3%
4,885	Jacksonville Electric Authority, Waste & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 10/01/13	5,378
8,200	Miami-Dade County, Water & Sewer System, Series B, Rev., AGM, 5.250%, 10/01/16	9,408
985	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,077

		15,863
	Total Florida	180,796
	Georgia — 3.2%
	Certificate of Participation/Lease — 0.1%
2,950	Gwinnett County Development Authority, Public Schools Project, COP, NATL-RE, 5.250%, 01/01/13	3,240

	General Obligation — 1.9%
1,070	Forsyth County School District, GO, 5.000%, 07/01/11	1,140
	Fulton County School District,
2,780	GO, 6.375%, 05/01/13	3,180
2,630	GO, 6.375%, 05/01/14	3,091
	Gwinnett County School District,
2,300	GO, 5.000%, 02/01/13	2,552
1,500	GO, 5.000%, 02/01/17 (p)	1,745
4,800	GO, 5.000%, 02/01/18 (p)	5,594
2,000	Peach County, Sales Tax, GO, 5.000%, 07/01/13	2,230
	State of Georgia,
8,480	Series B, GO, 5.000%, 07/01/15	9,880
10,000	Series B, GO, 5.000%, 01/01/19	11,702
6,585	Series C, GO, 5.500%, 07/01/14	7,689
6,000	Series C, GO, 5.500%, 07/01/14	6,931
9,300	Series D, GO, 5.000%, 08/01/12	10,116
3,805	Series E, GO, 4.000%, 07/01/13	4,164
1,900	Series E, GO, 6.750%, 12/01/10	1,961
15,160	Series F, GO, 5.000%, 11/01/13	17,219
7,515	Series G, GO, 5.000%, 10/01/16	8,842

		98,036
	Prerefunded — 0.0% (g)
1,350	State of Georgia, Series B, GO, 5.000%, 07/01/13 (p)	1,513

	Special Tax — 0.2%
	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds,
5,000	Series A, Rev., AGM, 5.000%, 06/01/18	5,674
2,465	Series A, Rev., AGM, 5.000%, 06/01/18	2,825
2,500	Metropolitan Atlanta Rapid Transit Authority, Series N, Rev., NATL-RE-IBC-Bank of New York, 6.250%, 07/01/18	2,891

		11,390
	Transportation — 0.2%
10,000	Georgia State Road & Tollway Authority, Federal Highway Grant Bonds, Series A, Rev., 5.000%, 06/01/13	11,150

	Utility — 0.1%
2,730	Georgia Municipal Electric Authority, Series A, Rev., 6.500%, 01/01/12	2,876
1,475	Main Street Natural Gas, Inc., Series A, Rev., 5.500%, 09/15/21	1,507

		4,383
	Water & Sewer — 0.7%
	Cobb County,
6,155	Rev., 5.000%, 07/01/19	7,224
6,565	Rev., 5.000%, 07/01/19	7,631
	De Kalb County, Water & Sewer Authority,
4,900	Series B, Rev., 5.250%, 10/01/22	5,866
8,660	Series B, Rev., 5.250%, 10/01/23	10,390
5,000	Henry County & Henry County Water & Sewerage Authority, Rev., BHAC-CR, AGM-CR, NATL-RE, 5.250%, 02/01/28	5,920

		37,031
	Total Georgia	166,743
	Hawaii — 0.9%
	General Obligation — 0.5%
	State of Hawaii,
1,280	Series CM, GO, NATL-RE, FGIC, 6.000%, 12/01/10	1,317
3,360	Series DD, GO, NATL-RE, 5.250%, 05/01/14	3,672
1,000	Series DK, GO, 5.000%, 05/01/18	1,129
11,810	Series DR, GO, 5.000%, 06/01/15	13,665
5,000	Series DY, GO, 5.000%, 02/01/19	5,826

		25,609
	Prerefunded — 0.0% (g)
1,305	State of Hawaii, Series CM, GO, NATL-RE, FGIC, 6.000%, 12/01/10 (p)	1,343

	Transportation — 0.4%
	State of Hawaii, Highway,
1,195	Rev., 5.000%, 01/01/14	1,348
5,915	Rev., 5.000%, 01/01/19	6,743
520	Rev., 5.250%, 01/01/18	609
5,120	Rev., 5.250%, 01/01/19	5,874
2,450	Rev., 6.000%, 01/01/19	2,828

		17,402
	Total Hawaii	44,354
	Idaho — 0.3%
	Hospital — 0.3%
12,000	Idaho Health Facilities Authority, Trinity Health Group, Series B, Rev., 6.000%, 12/01/18	13,395

	Illinois — 4.3%
	Certificate of Participation/Lease — 0.1%
5,300	Chicago Public Building Commission Building, Series A, Rev., COP, NATL-RE, 5.250%, 12/01/11	5,627

	Education — 0.2%
6,345	Chicago Board of Education, Capital Appreciation, School Reform, Series B-1, GO, NATL-RE, FGIC, Zero Coupon, 12/01/17	4,744
2,585	Illinois Finance Authority, DePaul University, Series A, Rev., 5.375%, 10/01/15	2,876
	Southwestern Illinois Development Authority, Local Government Program, Triad School District No. 2,
1,000	Rev., NATL-RE, 5.250%, 10/01/16	1,104
1,500	Rev., NATL-RE, 5.250%, 10/01/16	1,643

		10,367
	General Obligation — 2.1%
6,915	Chicago Board of Education, Series A, GO, NATL-RE, 5.250%, 06/01/13	7,631
	City of Chicago,
7,500	Series A, GO, AGM, 5.000%, 01/01/15	8,026
3,850	Series C, GO, 5.000%, 01/01/19	4,127
10,020	Series J, GO, AMBAC, 5.000%, 12/01/16	10,787
	City of Chicago, Emergency Telephone System,
1,170	GO, NATL-RE, FGIC, 5.250%, 01/01/13	1,286
1,000	GO, NATL-RE, FGIC, 5.250%, 01/01/15	1,131
	Cook County,
4,075	Series A, GO, AMBAC, 5.000%, 05/15/14	4,614
1,660	Series A, GO, NATL-RE, FGIC, 5.000%, 07/06/10	1,674
	Cook County High School District No. 205-Thornton Township,
2,540	GO, AGC, 5.500%, 12/01/16	2,990
1,000	GO, AGC, 5.500%, 12/01/18	1,186
1,000	GO, AGC, 5.500%, 12/01/18	1,172
5,000	Cook County School District No. 122-Oak Lawn, Capital Appreciation, GO, AGM-CR, NATL-RE, Zero Coupon, 12/01/21	3,055
6,650	Du Page County, Forest Preservation District, Series A, GO, 3.500%, 11/01/15	6,368
	Lake County Community High School District No. 124, Grant School Building,
2,280	GO, 5.000%, 12/01/13	2,568
1,355	GO, 5.000%, 12/01/15	1,554
1,080	GO, 5.000%, 12/01/16	1,239
2,985	McHenry County Community Unit School District No. 20, Woodstock School Building, Series A, GO, NATL-RE, FGIC, 8.000%, 01/15/15	3,767
1,000	Regional Transportation Authority, Series B, GO, AMBAC, 6.400%, 06/01/12	1,049
	State of Illinois,
4,180	GO, 5.000%, 01/01/20	4,517
4,130	GO, 5.000%, 01/01/21	4,447
8,885	Series A, GO, 5.000%, 03/01/14	9,354
5,000	State of Illinois, First Series, GO, 5.500%, 08/01/10 (p)	5,045
5,530	Town of Cicero, Tax Increment, Series A, GO, XLCA, 5.250%, 01/01/15	5,652
2,195	Village of Bolingbrook, Capital Appreciation, Series C, GO, NATL-RE, Zero Coupon, 01/01/23	1,221
	Will Grundy Etc. Counties Community College District No. 525, Joliet Junior College,
1,645	GO, 5.500%, 06/01/16	1,923
1,250	GO, 5.750%, 06/01/18	1,418
1,000	GO, 5.750%, 06/01/18	1,128
1,000	GO, 5.750%, 06/01/18	1,125
1,000	GO, 5.750%, 06/01/18	1,120
4,420	Winnebago County School District No. 122 Harlem-Loves Park, Capital Appreciation, GO, AGM, Zero Coupon, 01/01/13	4,136
4,320	Winnebago County, Public Safety, Alternative Revenue Source, Series A, GO, NATL-RE, 5.000%, 12/30/15	4,550

		109,860
	Hospital — 0.2%
5,000	Illinois Finance Authority, Advocate Health Care, Series A-3, Rev., VAR, 3.875%, 05/01/12	5,122
3,750	Illinois Health Facilities Authority, Advocate Health Care Network, Series A, Rev., VAR, 4.375%, 07/01/14	3,923
735	Illinois Health Facilities Authority, Riverside Health System, Rev., 6.750%, 11/15/10	754

		9,799
	Other Revenue — 0.1%
2,500	Illinois Finance Authority, Disposal-Waste Managment, Inc. Project, Rev., VAR, 1.250%, 10/01/10	2,501

	Prerefunded — 0.5%
2,130	Chicago Board of Education, Depriest Elementary School Project, Series H, GO, NATL-RE, 5.750%, 12/01/14 (p)	2,532
	Chicago Metropolitan Water Reclamation District-Greater Chicago, Capital Improvement,
10,000	GO, 5.500%, 12/01/12 (p)	10,813
1,000	GO, 7.250%, 12/01/12 (p)	1,157
990	Chicago Park District, Series B, GO, FGIC, 5.500%, 01/01/11 (p)	1,020
10,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A, Rev., 5.250%, 08/15/14 (p)	11,592
1,025	Will County High School District No. 204-Joliet, Limited Tax, GO, AGM, 5.375%, 12/01/11 (p)	1,099

		28,213
	Special Tax — 0.3%
7,730	Regional Transportation Authority, Series B, Rev., NATL-RE, FGIC, 5.375%, 06/01/12	8,283
	State of Illinois,
3,125	Rev., 5.000%, 06/15/13	3,465
1,695	Series P, Rev., 6.500%, 06/15/13	1,808

		13,556
	Transportation — 0.8%
	Chicago O'Hare International Airport, Third Lien,
5,000	Series A, Rev., AGC-ICC, AMBAC, 5.000%, 01/01/16	5,292
11,955	Series A, Rev., AGC-ICC, FGIC, 5.250%, 01/01/16	12,733
2,145	Chicago Transit Authority, Federal Transit Administration, Section 5307, Series A, Rev., AMBAC, 5.250%, 06/01/13	2,350
13,110	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., AGM, 5.000%, 07/01/16	13,995
6,600	Regional Transportation Authority, Series A, Rev., AMBAC, 6.400%, 06/01/12	6,924

		41,294
	Total Illinois	221,217
	Indiana — 0.6%
	Certificate of Participation/Lease — 0.2%
	Brownsburg 1999 School Building Corp., First Mortgage,
3,000	Series B, Rev., COP, AGM, 5.000%, 07/15/15	3,208
1,630	Series B, Rev., COP, AGM, 5.000%, 07/15/15	1,724
	East Chicago Multi School Building Corp., First Mortgage,
1,100	Rev., COP, 5.000%, 07/15/12	1,191
1,155	Rev., COP, 5.000%, 07/15/13	1,282
990	Rev., COP, 5.000%, 07/15/14	1,114

		8,519
	Education — 0.1%
5,000	Southwest Allen Multi School Building Corp., First Mortgage, Series A, Rev., NATL-RE , 5.000%, 07/15/13	5,416

	Housing — 0.0% (g)
1,702	City of Indianapolis, Multi-Family Housing, Braeburn, Series A, Rev., GNMA COLL, 5.350%, 04/01/11	1,725

	Other Revenue — 0.1%
2,000	Indiana Bond Bank, Special Program, Series A, Rev., AGM, 5.000%, 08/01/16	2,167
1,600	Indianapolis Local Public Improvement Bond Bank, Series B, Rev., 6.000%, 01/10/20	1,852

		4,019
	Prerefunded — 0.1%
3,750	Indiana Transportation Finance Authority, Series A, Rev., FGIC, 5.250%, 06/01/14 (p)	4,324
1,500	Indiana Transportation Finance Authority, Airport, Series A, Rev., AMBAC, 6.000%, 11/01/11 (p)	1,613

		5,937
	Transportation — 0.1%
2,280	Indiana Transportation Finance Authority, Highway, Unrefunded Balance, Series A, Rev., AMBAC, 5.750%, 06/01/12	2,509
3,000	Indianapolis Airport Authority, Special Facilities, FedEx Corp. Project, Rev., 5.100%, 01/15/17	3,144

		5,653
	Total Indiana	31,269
	Iowa — 0.1%
	Housing — 0.0% (g)
1,550	Iowa Finance Authority, Single Family Mortgage, Mortgage Backed Securities, Series A, Rev., GNMA/FNMA/FHLMC, 5.000%, 01/01/19	1,662

	Prerefunded — 0.1%
1,000	Iowa Higher Education Loan Authority, Wartburg College Project, Rev., ACA, 5.750%, 10/01/12 (p)	1,112
5,000	Tobacco Settlement Authority of Iowa, Tobacco Settlement, Asset-Backed, Series B, Rev., 5.500%, 06/01/11 (p)	5,212

		6,324
	Total Iowa	7,986
	Kansas — 2.3%
	General Obligation — 0.3%
5,000	Johnson County Unified School District 232, Series A, GO, AGM, 5.250%, 09/01/15	5,384
	Junction City, Public Improvements,
1,625	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,718
1,710	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,789
1,715	Series DP, GO, AMBAC, 5.000%, 09/01/17	1,749
	Salina Kans Internal Improvement,
1,685	Series A, GO, 5.000%, 10/01/12	1,844
1,750	Series A, GO, 5.000%, 10/01/13	1,966
825	Sedgwick County Unified School District No. 266-Maize, GO, NATL-RE, 5.000%, 09/01/13	923

		15,373
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,000	Kansas Development Finance Authority, Kansas Department Commerce Impact Program, Rev., 5.000%, 06/01/14	5,673

	Other Revenue — 0.6%
	Kansas State Department of Transportation,
9,500	Series A, Rev., 5.000%, 09/01/17	11,178
2,500	Series A, Rev., 5.000%, 09/01/18	2,954
7,000	Series A, Rev., 5.000%, 09/01/19	8,296
7,000	Series A, Rev., 5.000%, 09/01/20	8,325

		30,753
	Prerefunded — 1.3%
	Butler County Public Building Commission, Community Improvement, Public Facilities Projects,
1,375	Rev., NATL-RE, 5.250%, 10/01/10 (p)	1,395
1,600	Rev., NATL-RE, 5.350%, 10/01/10 (p)	1,624
	Johnson County Unified School District 232,
1,175	GO, AGM, 5.000%, 09/01/10 (p)	1,189
1,865	GO, AGM, 5.250%, 09/01/10 (p)	1,889
4,500	GO, AGM, 5.500%, 09/01/10 (p)	4,560
5,480	Kansas City, Single Family Mortgage, Municipal Multiplier, Series A, Rev., FHLMC COLL, Zero Coupon, 12/01/14 (p)	5,016
3,225	Labette County, Single Family Mortgage, Capital Accumulator Bonds, Rev., Zero Coupon, 12/01/14 (p)	2,952
24,250	Reno County, Capital Accumulator, Rev., PRIV MTGS, Zero Coupon, 12/01/15 (p)	21,265
25,000	Reno Sedgwick Finney Counties, Capital Accumulator, Rev., NATL-RE, Zero Coupon, 04/01/16 (p)	21,405
6,365	Wyandotte County School District No. 500, GO, AGM, 5.500%, 09/01/12 (p)	7,032

		68,327
	Total Kansas	120,126
	Kentucky — 1.6%
	Certificate of Participation/Lease — 0.4%
1,000	Jefferson County Capital Projects Corp., Lease, Series A, Rev., COP, AGM, 4.250%, 06/01/17	1,038
1,000	Kentucky State Property & Buildings Commission, Rev., COP, 5.375%, 11/01/18	1,116
1,000	Kentucky State Property & Buildings Commission, Project No. 71, Rev., COP, NATL-RE-IBC, 5.500%, 08/01/12	1,096
1,000	Kentucky State Property & Buildings Commission, Project No. 76, Rev., COP, AMBAC, 5.500%, 08/01/20	1,173
1,500	Kentucky State Property & Buildings Commission, Project No. 82, Rev., COP, AGM, 5.250%, 10/01/18	1,737
	Kentucky State Property & Buildings Commission, Project No. 84,
1,000	Rev., COP, NATL-RE, 5.000%, 08/01/21	1,134
1,175	Rev., COP, NATL-RE, 5.000%, 08/01/22	1,331
	Kentucky State Property & Buildings Commission, Project No. 87,
1,000	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/17	1,106
2,250	Rev., COP, NATL-RE, FGIC, 5.000%, 03/01/17	2,462
1,500	Kentucky State Property & Buildings Commission, Project No. 89, Rev., COP, AGM, 5.000%, 11/01/18	1,659
	Kentucky State Property & Buildings Commission, Road Fund, Project No. 73,
1,335	Rev., COP, 5.250%, 11/01/11 (p)	1,422
1,000	Rev., COP, 5.500%, 11/01/11 (p)	1,069
	Kentucky Turnpike Authority, Economic Development, Revitalization Projects,
1,000	Series A, Rev., COP, AMBAC, 5.500%, 07/01/11	1,054
4,655	Series B, Rev., COP, AGM, 5.000%, 07/01/12	5,066

		22,463
	Education — 0.2%
	Jefferson County, School District Finance Corp., School Building,
2,160	Series A, Rev., AGM, 4.500%, 07/01/16	2,281
1,000	Series A, Rev., AGM, 5.000%, 04/01/11 (p)	1,049
	Kentucky Asset Liability Commission, University of Kentucky Project,
1,500	Series A, Rev., AMBAC, 4.000%, 10/01/16	1,613
1,500	Series A, Rev., AMBAC, 5.000%, 10/01/17	1,698
1,060	Oldham County, School District Finance Corp., Rev., NATL-RE , 5.000%, 05/01/14	1,151

		7,792
	General Obligation — 0.0% (g)
1,000	Lexington-Fayette County, Urban County Government, Series D, GO, NATL-RE, 4.000%, 11/01/16	1,078

	Hospital — 0.0% (g)
1,000	Kentucky Asset Liability Commission, University of Kentucky Project, Series B, Rev., 5.000%, 10/01/17	1,096

	Housing — 0.0% (g)
620	Greater Kentucky Housing Assistance Corp., Mortgage, Multi-Family Housing, Section 8 Assisted, Series A, Rev., FHA, 5.900%, 07/06/10	622

	Prerefunded — 0.3%
1,000	Boone County, School District Finance Corp., School Building, Series B, Rev., 5.375%, 08/01/10 (p)	1,019
1,010	City of Bowling Green, GO, 5.250%, 06/01/10 (p)	1,021
1,645	Fayette County, School District Finance Corp., School Building, Rev., 5.500%, 06/01/10 (p)	1,662
1,000	Kentucky State Property & Buildings Commission, Project No. 77, Rev., COP, NATL-RE, 5.250%, 08/01/13 (p)	1,130
6,500	Kentucky State Property & Buildings Commission, Project No. 79, Rev., COP, NATL-RE, 5.125%, 10/01/13 (p)	7,349
500	Kentucky State Property & Buildings Commission, Project No. 85, Rev., COP, AGM, 5.000%, 08/01/15 (p)	582

		12,763
	Transportation — 0.1%
2,115	Kenton County Airport Board, Cincinnati/Northern Kentucky, Series C, Rev., AMT, NATL-RE, 5.000%, 03/01/11	2,169
1,000	Kentucky Turnpike Authority, Series B, Rev., AMBAC, 5.000%, 07/01/16	1,151
1,000	Louisville & Jefferson County, Regional Airport Authority, Series A, Rev., AGM, 5.750%, 07/01/11	1,037
	Louisville Regional Airport Authority,
1,000	Rev., AMBAC, 5.000%, 07/01/15	1,034
1,000	Rev., AMBAC, 5.000%, 07/01/15	1,026

		6,417
	Utility — 0.1%
2,900	Kentucky Municipal Power Agency, Prairie State Project, Series A, Rev., NATL-RE, 5.250%, 09/01/17	3,143

	Water & Sewer — 0.5%
1,000	Lexington-Fayette County, Urban County Government, Sewer System, Series A, Rev., 5.000%, 07/01/11 (p)	1,059
	Louisville & Jefferson County, Metro Government Board of Water Works,
1,495	Rev., 5.000%, 11/15/16	1,752
12,720	Series A, Rev., 4.000%, 11/15/13	14,017
4,170	Series A, Rev., 5.000%, 11/15/19	4,940
	Louisville & Jefferson County, Metropolitan Sewer District,
1,500	Series A, Rev., AGC, 5.000%, 05/15/18	1,661
1,000	Series A, Rev., AMBAC, 5.000%, 05/15/16	1,109
1,000	Louisville Waterworks Board, Water System, Rev., AGM, 5.125%, 11/15/10 (p)	1,022

		25,560
	Total Kentucky	80,934
	Louisiana — 2.4%
	Certificate of Participation/Lease — 0.0% (g)
2,055	Louisiana Office Facilities Corp., Capitol Complex Program, Rev., COP, AMBAC, 5.500%, 05/01/11	2,132

	Education — 0.0% (g)
1,000	Calcasieu Parish Public Trust Authority, Student Lease, McNeese Student Housing Project, Rev., NATL-RE, 5.375%, 05/01/11	1,027
1,085	Tangipahoa Parish, School Board, Rev., AMBAC, 5.500%, 03/01/11	1,118

		2,145
	General Obligation — 0.3%
1,125	Calcasieu Parish School District No. 30, Public School Improvement, GO, AGM, 5.000%, 02/15/12	1,175
1,815	City of New Orleans, Capital Appreciation, GO, AMBAC, Zero Coupon, 09/01/17 (f) (i)	1,183
1,000	City of Shreveport, GO, AGM, 4.000%, 04/01/18	1,074
1,000	Orleans Parish, Parishwide School District, Series A, GO, FGIC, 5.125%, 07/06/10 (f) (i)	1,001
250	Orleans Parish, School Board, GO, FGIC, 5.300%, 07/06/10 (f) (i)	250
1,000	St. Tammany Parishwide School District No. 12, GO, AGC, 5.000%, 03/01/18	1,148
	State of Louisiana,
1,375	Series A, GO, NATL-RE, 5.800%, 08/01/10	1,388
1,000	Series A, GO, NATL-RE, FGIC, 5.500%, 05/15/11	1,040
3,500	Series B, GO, NATL-RE, 5.625%, 08/01/13	3,959
1,500	Series C, GO, AGM, 5.000%, 05/01/16	1,693

		13,911
	Hospital — 0.1%
1,475	Louisiana Public Facilities Authority, Hospital, Franciscan Missionaries, Series A, Rev., AGM, 5.500%, 07/01/12	1,579
1,000	Louisiana Public Facilities Authority, Hospital, Women's Foundation Project, Rev., NATL-RE, FGIC, 5.000%, 04/01/15 (p)	1,149

		2,728
	Housing — 0.1%
1,088	East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 04/01/19	1,176
1,900	Louisiana Housing Finance Agency, Homeowenership Program, Series A, Rev., GNMA/FNMA/FHLMC COLL, 5.125%, 06/01/19	2,039
	Louisiana Housing Finance Agency, Single Family Mortgage,
155	Series A-1, Rev., GNMA/FNMA, 6.650%, 07/06/10	158
200	Series B-2, Rev., AMT, GNMA/FNMA, FHA/VA MTGS, 4.800%, 07/06/10	201

		3,574
	Other Revenue — 0.3%
	Louisiana Local Government Environmental Facilities & Community Development Authority, Capital Projects & Equipment Acquisition,
3,000	Rev., AMBAC, 5.250%, 12/01/18	3,043
3,500	Series A, Rev., AMBAC, 6.300%, 07/01/30	3,589
1,775	Louisiana Local Government Environmental Facilities & Community Development Authority, Lake Charles Public Improvement Project, Rev., AMBAC, 5.000%, 05/01/17	1,923
1,000	Louisiana Public Facilities Authority, Hurricane Recovery Program, Rev., AMBAC, 5.000%, 06/01/17	1,086
5,000	State of Louisiana, Gas & Fuel Tax Revenue, Second Lien, Series A, Rev., VAR, 1.000%, 06/08/10	5,000

		14,641
	Prerefunded — 0.9%
3,240	City of New Orleans, Home Mortgage Authority, SO, 6.250%, 01/15/11 (p)	3,343
4,300	City of New Orleans, Home Mortgage Authority, Compound Interest, Series A, Rev., NATL-RE, VEREX, Zero Coupon, 10/01/15 (p)	3,786
18,000	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/19 (p)	12,734
18,000	Louisiana Public Facilities Authority, CR, Multi-Family Housing, Series A, Rev., Zero Coupon, 02/01/20 (p)	12,546
500	Louisiana Public Facilities Authority, Hospital, Women's Foundation Project, Rev., AGM, 6.000%, 10/01/10 (p)	510
11,440	Parish of East Baton Rouge, Public Improvement, Series ST, Rev., NATL-RE, 5.000%, 02/01/13 (p)	12,709
840	Port New Orleans Board of Commissioners, Rev., AMBAC, 5.625%, 04/01/11 (p)	881
1,265	State of Louisiana, Series A, GO, AMBAC, 5.000%, 10/15/14 (p)	1,466

		47,975
	Special Tax — 0.6%
4,500	Jefferson County, Sales Tax District, Rev., AMBAC, 5.000%, 12/01/15	4,842
1,000	Jefferson Sales Tax District, Rev., AMBAC, 5.000%, 12/01/15	1,058
2,000	Lafayette Parish School Board, Public Schools, Rev., AGM, 5.000%, 04/01/14	2,259
	Louisiana Local Government Environmental Facilities & Community Development Authority, Livingston Parish Road Project,
3,495	Rev., AMBAC, 5.000%, 03/01/16	3,652
3,565	Rev., AMBAC, 5.000%, 03/01/16	3,692
2,500	Parish of East Baton Rouge, Public Improvement, Series A, Rev., AMBAC, 5.000%, 02/01/15	2,642
	Parish of East Baton Rouge, Road and Street Improvements,
4,395	Rev., AGC, 5.000%, 08/01/19	4,959
2,125	Rev., AGC, 5.000%, 08/01/19	2,374
2,000	Rev., AGC, 5.000%, 08/01/19	2,215
3,490	Rev., AGC, 5.250%, 08/01/19	4,089

		31,782
	Transportation — 0.1%
885	Caddo-Bossier Parishes Board Commission, Limited Tax, Rev., AGC, 4.000%, 03/01/14	962
1,275	Louisiana Local Government Environmental Facilities & Community Development Authority, Shreveport Airport Systems, Series B, Rev., AMT, AGM, 5.625%, 01/01/19	1,387
835	Port New Orleans Board of Commissioners, Unrefunded Balance, Rev., AMBAC, 5.625%, 04/01/11	860

		3,209
	Utility — 0.0% (g)
1,500	Louisiana Energy & Power Authority, Rev., AGM, 5.750%, 01/01/13	1,675

	Total Louisiana	123,772
	Maine — 0.0% (g)
	Prerefunded — 0.0% (g)
2,665	Maine Municipal Bond Bank, Series D, Rev., 5.125%, 11/01/11 (p)	2,836

	Maryland — 2.5%
	Education — 0.1%
4,785	University of Maryland, Auxiliary Facilities & Tuition System, Series A, Rev., 5.000%, 04/01/19	5,637

	General Obligation — 1.7%
5,500	Harford County, Public Improvement, GO, 5.000%, 07/01/14	6,306
	Montgomery County, Public Improvements, CONS,
8,175	Series A, GO, 5.000%, 05/01/14	9,355
15,570	Series A, GO, 5.000%, 11/01/16	18,335
10,000	State of Maryland, Capital Improvement, Series A, GO, 5.250%, 02/15/14	11,474
	State of Maryland, State & Local Facilities Loan, Second Series,
13,280	GO, 5.000%, 08/01/11	14,000
12,945	GO, 5.000%, 08/01/15	15,108
4,425	State of Maryland, State & Local Facilities, Capital Improvement, Series A, GO, 5.500%, 08/01/12	4,896
7,750	State of Maryland, State & Local Facilities, First Loan, Series B, GO, 5.250%, 02/15/11	8,024

		87,498
	Prerefunded — 0.2%
8,000	State of Maryland, State & Local Facilities Loan, Second Series, GO, 5.000%, 08/01/13 (p)	8,998

	Private Placement — 0.1%
5,110	State of Maryland, Rev., 5.187%, 07/01/16 (f) (i)	5,247

	Transportation — 0.4%
	Maryland State Department of Transportation County Transportation,
2,780	Rev., 5.000%, 06/15/15	3,226
2,915	Rev., 5.000%, 06/15/16	3,400
3,060	Rev., 5.000%, 06/15/17	3,586
10,000	Maryland State Transportation Authority, Rev., 5.000%, 03/01/17	11,532

		21,744
	Total Maryland	129,124
	Massachusetts — 2.5%
	Education — 0.0% (g)
1,500	Massachusetts Development Finance Agency, Holy Cross College, Series B, Rev., 5.000%, 09/01/18	1,617
1,420	Massachusetts State College Building Authority, Series A, Rev., 7.500%, 05/01/11	1,512

		3,129
	General Obligation — 0.1%
1,365	City of Brockton, GO, AGM, 4.500%, 04/01/14	1,525
	Commonwealth of Massachusetts, Consolidated Lien,
1,000	Series A, GO, 5.000%, 08/01/18	1,124
1,000	Series D, GO, 5.000%, 08/01/16	1,146
1,500	Commonwealth of Massachusetts, Unrefunded Balance, Series C, GO, AGM , 5.500%, 11/01/15	1,774

		5,569
	Housing — 0.1%
	Boston Housing Authority,
615	Rev., AGM, 4.500%, 04/01/18	629
3,260	Rev., AGM, 5.000%, 04/01/18	3,526

		4,155
	Prerefunded — 1.9%
	Commonwealth of Massachusetts, Consolidated Lien,
3,200	Series C, GO, 5.250%, 08/01/13 (p)	3,600
4,200	Series C, GO, 5.250%, 09/01/15 (p)	4,954
7,000	Series D, GO, 5.000%, 10/01/13 (p)	7,849
7,560	Series D, GO, NATL-RE, 5.250%, 11/01/11 (p)	8,045
2,115	Series D, GO, NATL-RE, 5.500%, 11/01/11 (p)	2,258
5,000	Series E, GO, AMBAC, 5.000%, 11/01/16 (p)	5,858
	Commonwealth of Massachusetts, Federal Highway,
18,545	Series A, Rev., GAN, AGM, 5.750%, 12/15/10 (p)	19,022
3,400	Series A, Rev., GAN, NATL-RE-IBC, 5.750%, 12/15/10 (p)	3,488
5,000	Commonwealth of Massachusetts, Special Obligation, Rev., FGIC, 5.000%, 01/01/14 (p)	5,586
7,230	Massachusetts State Turnpike Authority, Series A, Rev., 5.000%, 01/01/13 (p)	7,671
2,000	Massachusetts Water Resources Authority, Series A, Rev., AGM, 5.500%, 08/01/13 (p)	2,277
	University of Massachusetts Building Authority Project,
10,595	Series 04-1, Rev., AMBAC, 5.375%, 11/01/14 (p)	12,415
11,645	Series 4-A, Rev., NATL-RE, 5.125%, 11/01/14 (p)	13,521

		96,544
	Special Tax — 0.1%
2,250	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.250%, 07/01/25	2,674
2,795	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,784

		4,458
	Transportation — 0.1%
3,805	Commonwealth of Massachusetts, Federal Highway, Capital Appreciation, Series A, Rev., Zero Coupon, 06/15/15	3,384
2,045	Massachusetts Bay Transportation Authority, General Transportation System, Series A, Rev., NATL-RE, 5.500%, 03/01/14	2,348

		5,732
	Water & Sewer — 0.2%
	Massachusetts Water Resources Authority,
5,030	Series A, Rev., NATL-RE, 5.250%, 08/01/16	5,909
2,850	Series C, Rev., NATL-RE, FGIC-TCRS, 5.250%, 12/01/15	3,210

		9,119
	Total Massachusetts	128,706
	Michigan — 2.4%
	Certificate of Participation/Lease — 0.1%
2,355	Michigan State Building Authority, Facilities Program, Series I, Rev., COP, 5.500%, 10/15/11	2,493
400	Wayne County, COP, AMBAC, 5.625%, 05/01/11	414

		2,907
	Education — 0.1%
3,915	University of Michigan, Series A, Rev., 5.000%, 04/01/19	4,519

	General Obligation — 0.4%
	Kalamazoo Public Schools,
1,410	GO, ACG, Q-SBLF, 5.000%, 05/01/15	1,580
895	GO, ACG, Q-SBLF, 5.000%, 05/01/16	1,004
	Wyoming Public Schools,
1,770	GO, AGM Q-SBLF, 5.000%, 05/01/15	1,967
1,895	GO, AGM Q-SBLF, 5.000%, 05/01/15	2,075
1,670	GO, AGM Q-SBLF, 5.000%, 05/01/15	1,818
1,895	GO, AGM Q-SBLF, 5.000%, 05/01/15	2,049
1,900	GO, AGM Q-SBLF, 5.000%, 05/01/15	2,032
	Ypsilanti School District,
1,930	GO, AGC, Q-SBLF, 4.000%, 05/01/15	2,034
2,045	GO, AGC, Q-SBLF, 5.000%, 05/01/16	2,241
1,000	GO, AGC, Q-SBLF, 5.000%, 05/01/18	1,093

		17,893
	Hospital — 0.4%
7,000	Kent Hospital Finance Authority, Spectrum Health, Series A, Rev., VAR, 5.000%, 01/15/12	7,341
	Michigan State Hospital Finance Authority, Trinity Health,
4,160	Series A, Rev., 6.000%, 12/01/10	4,303
4,405	Series A, Rev., 6.000%, 12/01/10	4,546
5,445	Royal Oak Hospital Finance Authority, William Beaumont Hospital, Rev., 6.250%, 01/01/11	5,592

		21,782
	Housing — 0.0% (g)
391	Michigan State Housing Development Authority, Huntley Villas Apartments, Series A, Rev., GNMA COLL, 4.800%, 08/20/12	407

	Industrial Development Revenue/Pollution Control Revenue — 0.3%
16,000	Monroe County Economic Development Corp., Limited Obligation, Detroit Edison Co., Series CC, Rev., VAR, AMBAC, 4.650%, 04/01/11	16,396

	Other Revenue — 0.1%
5,935	City of Grand Rapids, Sewer System, Series A, Rev., BHAC-CR, AGM-CR, FGIC, 5.500%, 01/01/22	6,910

	Prerefunded — 0.1%
3,175	Clarkston Community Schools, GO, Q-SBLF, 5.375%, 05/01/13 (p)	3,568
145	Michigan State Building Authority, Facilities Program, Series I, Rev., 5.500%, 10/15/11 (p)	155
1,685	Michigan State Hospital Finance Authority, Henry Ford Health Systems, Rev., AMBAC, 6.000%, 09/01/11 (p)	1,799

		5,522
	Special Tax — 0.2%
10,750	State of Michigan, Trunk Line, Series A, Rev., 5.250%, 11/01/13	12,082

	Utility — 0.0% (g)
1,445	Lansing Board of Water & Light, Series A, Rev., 5.000%, 07/01/18	1,612

	Water & Sewer — 0.7%
	City of Detroit, Sewer Systems, Senior Lien,
3,650	Series C, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	3,802
1,900	Series C, Rev., NATL-RE, FGIC, 5.250%, 07/01/16	2,029
3,910	City of Grand Rapids, Water Supply, Rev., NATL-RE, FGIC, 5.750%, 01/01/11	4,021
8,000	Detroit Sewer Disposal Revenue, Second Lien, Series B, Rev., AGC-ICC, FGIC, 5.500%, 07/01/29	8,580
	Michigan Municipal Bond Authority, Clean Water State Revolving Fund,
3,000	Rev., 5.375%, 10/01/12	3,261
10,400	Rev., 5.500%, 10/01/14	12,082

		33,775
	Total Michigan	123,805
	Minnesota — 1.5%
	General Obligation — 1.0%
	State of Minnesota,
5,790	GO, AGM, 5.000%, 08/01/13	6,372
1,900	Series B, GO, 3.000%, 12/01/12	2,011
1,055	Series B, GO, 4.000%, 12/01/15	1,180
6,585	Series C, GO, 5.000%, 08/01/14	7,571
10,000	Series C, GO, 5.000%, 08/01/15	11,655
	State of Minnesota, Various Purpose,
10,000	Series F, GO, 5.000%, 08/01/20	11,933
10,000	Series H, GO, 5.000%, 11/01/19	11,914

		52,636
	Prerefunded — 0.4%
	University of Minnesota,
5,000	Series A, Rev., 5.750%, 07/01/10 (p)	5,023
6,000	Series A, Rev., 5.750%, 07/01/11 (p)	6,338
8,000	Series A, Rev., 5.750%, 07/01/15 (p)	9,407

		20,768
	Utility — 0.1%
1,000	Minnesota Municipal Power Agency, Series A, Rev., 5.250%, 10/01/14	1,068
3,415	State of Minnesota, Public Safety Radio Communication System, Rev., NATL-RE, 5.000%, 06/01/15	3,945

		5,013
	Total Minnesota	78,417
	Mississippi — 1.0%
	General Obligation — 0.1%
	State of Mississippi,
2,000	GO, 5.750%, 12/01/12	2,243
4,650	Series A, GO, 5.000%, 11/01/12	5,122

		7,365
	Other Revenue — 0.1%
	Mississippi Development Bank Special Obligation,
1,250	Rev., 5.000%, 01/01/12	1,323
1,395	Rev., 5.000%, 01/01/13	1,517
1,465	Rev., 5.000%, 01/01/14	1,615

		4,455
	Prerefunded — 0.8%
2,980	Mississippi Home Corp., Single Family Mortgage, Series A-2, Rev., GNMA/FNMA/FHLMC, FHA/VA GTD, 5.000%, 12/01/18 (p)	3,179
34,000	Mississippi Housing Finance Corp., Capital Appreciation, Rev., Zero Coupon, 09/15/16 (p)	28,668
7,945	Mississippi Housing Finance Corp., Short Term Appreciation, Rev., Zero Coupon, 06/01/15 (p)	7,062

		38,909
	Total Mississippi	50,729
	Missouri — 1.3%
	General Obligation — 0.1%
1,600	Cass County Reorganized School District No. R-2-Raymore, GO, 5.000%, 03/01/16	1,755
915	Clay County Public School District No. 53 Liberty, Direct Deposit Program, Unrefunded Balance,
	GO, AGM, 5.250%, 03/01/14	1,001
1,000	St. Louis County Reorganized School District No. R-6, GO, AGM, 5.000%, 02/01/14	1,134

		3,890
	Housing — 0.2%
1,000	Missouri Housing Development Commission, Homeowner Loan Program, Series A, Rev., GNMA/FNMA/COLL, 5.000%, 03/01/19	1,069
	Missouri Housing Development Commission, Homeowner Loan Program, Multi-Family Housing,
105	Series III, Rev., FHA, 4.700%, 12/01/11	110
115	Series III, Rev., FHA, 4.800%, 12/01/11	121
	Missouri Housing Development Commission, Homeowner Loan Program, Single Family Mortgage,
3,355	Series B-1, Rev., AMT, GNMA/FNMA/COLL, 5.375%, 03/01/13	3,444
3,350	Series C-1, Rev., AMT, GNMA/FNMA, 4.800%, 03/01/12	3,388
1,025	Series E-1, Rev., 5.000%, 11/01/19 (w)	1,101

		9,233
	Prerefunded — 0.2%
4,785	Clay County Public School District No. 53 Liberty, Direct Deposit Program, GO, AGM,
	5.250%, 03/01/14 (p)	5,484
4,000	Missouri State Health & Educational Facilities Authority, BJC Health System, Series A, Rev., 6.750%, 05/15/12 (p)	4,467

		9,951
	Transportation — 0.5%
	Missouri Highway & Transportation Commission, Federal Reimbursement,
4,235	Series A, Rev., 5.000%, 05/01/13	4,730
3,730	Series A, Rev., 5.000%, 05/01/16	4,333
4,065	Series A, Rev., 5.000%, 05/01/19	4,721
2,935	Missouri State Highways & Transit Commission, Second Lien, Rev., 5.250%, 05/01/17	3,394
7,985	Missouri State Highways & Transit Commission, Senior Lien, Rev., 5.000%, 02/01/17	8,938

		26,116
	Water & Sewer — 0.3%
	Missouri State Environmental Improvement & Energy Resources Authority, Revolving Funds Program,
5,000	Series A, Rev., 5.000%, 01/01/16	5,810
8,000	Series A, Rev., 5.000%, 01/01/20	9,471
1,105	Series B, Rev., 5.500%, 07/01/12	1,218

		16,499
	Total Missouri	65,689
	Montana — 0.1%
	Education — 0.0% (g)
2,800	Montana State Board of Regents, University of Montana, Higher Education, Unrefunded Balance, Series F, Rev., NATL-RE, 5.750%, 07/06/10	2,867

	Transportation — 0.1%
	Montana Department of Transportation, Highway 93 Construction,
1,600	Rev., GAN, 5.000%, 06/01/18	1,791
1,500	Rev., GAN, 5.000%, 06/01/18	1,654

		3,445
	Total Montana	6,312
	Nebraska — 0.4%
	General Obligation — 0.2%
	Douglas County School District No. 17,
4,075	GO, 5.500%, 06/15/15	4,791
3,490	GO, 6.000%, 06/15/12	3,864
3,855	GO, 6.000%, 06/15/14	4,533

		13,188
	Utility — 0.2%
5,000	City of Lincoln, Electrical Systems, Rev., 5.000%, 09/01/12	5,487
2,500	Nebraska Public Power District, Series C, Rev., NATL-RE, FGIC, 5.000%, 01/01/16	2,805

		8,292
	Total Nebraska	21,480
	Nevada — 0.4%
	General Obligation — 0.2%
	Clark County School District,
910	Series A, GO, NATL-RE, 7.000%, 06/01/10	910
8,200	Series A, GO, NATL-RE, 7.000%, 06/01/11	8,711

		9,621
	Prerefunded — 0.1%
2,750	Clark County School District, Series D, GO, NATL-RE, 5.000%, 12/15/13 (p)	3,101

	Water & Sewer — 0.1%
5,135	Truckee Meadows Water Authority, Rev., 5.000%, 07/01/13	5,695

	Total Nevada	18,417
	New Hampshire — 0.1%
	Education — 0.0% (g)
705	New Hampshire Health & Education Facilities Authority, University System, Unrefunded Balance, Rev., AMBAC, 5.500%, 07/01/11	747

	Transportation — 0.1%
2,950	New Hampshire State Turnpike System, Rev., AMBAC, 5.000%, 02/01/13	3,170

	Total New Hampshire	3,917
	New Jersey — 3.8%
	Certificate of Participation/Lease — 0.5%
	New Jersey State Transit Corp., Federal Transit Administration Grants,
9,400	Series A, COP, NATL-RE, FGIC, 5.000%, 09/15/15	10,040
7,825	Series B, COP, AMBAC, 5.500%, 09/15/11	8,274
	State of New Jersey, Equipment Lease Purchase,
2,500	Series A, COP, 5.000%, 06/15/18	2,702
3,300	Series A, COP, 5.000%, 06/15/18	3,542

		24,558
	Education — 0.5%
	New Jersey EDA, School Facilities Construction,
4,000	Series O, Rev., 5.000%, 03/01/15	4,412
7,750	Series P, Rev., 5.250%, 09/01/15	8,488
6,500	New Jersey Higher Education Assistance Authority, Series A, Rev., 5.000%, 06/01/15	7,178
5,000	New Jersey State Educational Facilities Authority, Princeton University, Series D, Rev., 5.250%, 07/01/17	5,982

		26,060
	General Obligation — 0.1%
	City of Harrison,
2,470	Series A, GO, AGM, Zero Coupon, 06/01/15	2,173
2,700	Series A, GO, AGM, Zero Coupon, 06/01/16	2,261
2,430	City of Jersey City, Public Improvement, Series A, GO, NATL-RE , 5.250%, 09/01/14	2,621
890	Freehold Regional High School District, GO, NATL-RE FGIC , 5.000%, 03/01/19	1,036
145	Lindenwold Boro School District, GO, NATL-RE, 5.000%, 06/01/14	166

		8,257
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	New Jersey EDA, Cigarette Tax,
410	Rev., 5.625%, 07/06/10	410
4,000	Rev., AGC-ICC, 5.375%, 06/15/14	4,322

		4,732
	Other Revenue — 1.3%
	Garden State Preservation Trust, 2005,
10,000	Series A, Rev., AGM, 5.750%, 11/01/28	12,430
6,000	Series A, Rev., AGM, 5.800%, 11/01/15	7,176
10,000	Series A, Rev., AGM, 5.800%, 11/01/15	11,755
8,000	Series A, Rev., AGM, 5.800%, 11/01/15	9,382
8,000	Series A, Rev., AGM, 5.800%, 11/01/15	9,393
14,895	New Jersey EDA, Motor Vehicles, Series A, Rev., NATL-RE, 5.250%, 07/01/14	16,485

		66,621
	Prerefunded — 0.8%
2,385	New Jersey Economic Development Authority, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	2,832
3,350	New Jersey EDA, Kapkowski Road Landfill, Series A, Rev., 6.375%, 05/15/14 (p)	3,977
	New Jersey State Turnpike Authority,
1,245	Rev., 5.700%, 07/06/10 (p)	1,340
6,025	Series C, Rev., AMBAC, TCRS-Bank of New York, 6.500%, 01/01/16 (p)	6,928
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
4,570	Series A, Rev., 5.750%, 06/15/15 (p)	5,484
2,395	Series B, Rev., NATL-RE, 6.000%, 12/15/11 (p)	2,595
11,085	Series C, Rev., 5.500%, 06/15/13 (p)	12,598
5,330	Series D, Rev., AGM, 5.000%, 06/15/15 (p)	6,192

		41,946
	Special Tax — 0.2%
10,000	New Jersey Transportation Trust Fund Authority, Transportation Systems, Series B, Rev., NATL-RE, FGIC, 5.250%, 12/15/14	11,349

	Transportation — 0.2%
	New Jersey Transportation Trust Fund Authority, Transportation Systems,
1,780	Series A, Rev., 5.750%, 06/15/16	2,054
6,670	Series D, Rev., AGM, 5.000%, 06/15/15	7,194

		9,248
	Water & Sewer — 0.1%
	Sussex County Municipal Utilities Authority, Capital Appreciation,
1,290	Series B, Rev., AGM, Zero Coupon, 12/01/15	1,120
1,345	Series B, Rev., AGM, Zero Coupon, 12/01/16	1,103
1,510	Series B, Rev., AGM, Zero Coupon, 12/01/17	1,174
1,610	Series B, Rev., AGM, Zero Coupon, 12/01/18	1,182
1,845	Series B, Rev., AGM, Zero Coupon, 12/01/19	1,283

		5,862
	Total New Jersey	198,633
	New Mexico — 1.3%
	Education — 0.2%
10,525	State of New Mexico, Severance Tax Supplemental, Series B, Rev., 5.000%, 07/01/18	12,290

	General Obligation — 0.1%
4,155	Albuquerque Municipal School District No. 12, Series C, GO, 5.000%, 08/01/14	4,756

	Housing — 0.2%
	New Mexico Mortgage Finance Authority, Single Family Mortgage,
995	I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 03/01/19	1,093
2,750	I-C-2 Class Shares, Rev., GNMA/FNMA/FHLMC COLL, 5.700%, 03/01/19	3,020
3,500	Series D, Class I, Rev., GNMA/FNMA/FHLMC, 5.350%, 09/01/19	3,807
840	New Mexico Mortgage Finance Authority, Single Family Mortgage Program, Series D, Rev., AMT, GNMA/FNMA/FHLMC COLL, 6.125%, 09/01/12	880

		8,800
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
1,010	Bernalillo County, Series B, Rev., NATL-RE-IBC, 5.700%, 04/01/27	1,207

	Other Revenue — 0.2%
	New Mexico Finance Authority, Senior Lien, Public Project Revolving,
1,775	Series B, Rev., 5.000%, 06/01/18	2,013
1,645	Series B, Rev., 5.000%, 06/01/18	1,851
1,890	Series B, Rev., 5.000%, 06/01/18	2,059
2,050	Series B, Rev., 5.000%, 06/01/18	2,211

		8,134
	Special Tax — 0.5%
	State of New Mexico, Severance Tax,
14,350	Series A, Rev., 4.000%, 07/01/12	15,122
11,925	Series A, Rev., 4.000%, 07/01/12	12,479

		27,601
	Transportation — 0.1%
6,000	New Mexico Finance Authority, Senior Lien, Series A, Rev., NATL-RE, 5.250%, 06/15/14	6,746

	Total New Mexico	69,534
	New York — 10.9%
	Certificate of Participation/Lease — 0.3%
3,835	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	4,241
3,925	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	4,188
5,000	New York State Urban Development Corp., Service Contract, Series B, Rev., COP, 5.250%, 07/01/18	5,393
1,000	New York State Urban Development Corp., State Facilities, Rev., COP, 5.600%, 04/01/15	1,100

		14,922
	Education — 1.0%
2,000	New York City Transitional Finance Authority, Fiscal Year 2009, Series S-4, Rev., 5.500%, 01/15/19	2,176
5,035	New York State Dormitory Authority, City University Systems, 4th Generation, Series A, Rev., FGIC-TCRS, 5.250%, 07/01/13	5,590
7,825	New York State Dormitory Authority, City University Systems, 5th Generation, Series B, Rev., 5.000%, 07/01/18	8,825
	New York State Dormitory Authority, Education,
5,000	Series A, Rev., 5.000%, 03/15/18	5,630
5,000	Series A, Rev., 5.000%, 03/15/19	5,586
10,000	Series D, Rev., 5.000%, 09/15/16	11,463
1,825	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/16	1,917
2,370	New York State Dormitory Authority, St. John's University, Series C, Rev., NATL-RE, 5.250%, 07/01/20	2,657
5,000	New York State Dormitory Authority, State University Educational Facilities, Series F, Rev., AGM, 5.000%, 03/15/14	5,674

		49,518
	General Obligation — 0.9%
100	Brockport Central School District, GO, NATL-RE, FGIC, 5.750%, 06/15/18	120
	Farmingdale Union Free School District,
420	GO, 4.000%, 07/15/14	465
225	GO, 5.000%, 07/15/16	263
	New York City,
1,300	Series E, GO, 5.750%, 08/01/12	1,435
2,000	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,207
5,000	Series G, GO, 5.000%, 08/01/14	5,675
8,000	Series H, GO, NATL-RE-IBC, 5.000%, 08/01/14	8,869
10,000	Series H, GO, XLCA-ICR, 5.250%, 03/15/11 (p)	10,489
4,000	Series J, Sub Series J-1, GO, 5.000%, 06/01/16	4,350
5,000	New York City, Unrefunded Balance, Series F, GO, 6.000%, 01/15/13	5,508
4,840	State of New York, Unrefunded Balance, Series B, GO, 5.700%, 07/06/10	4,862
3,215	Westchester County, Series C-1, GO, 5.000%, 06/01/14	3,687

		47,930
	Hospital — 0.1%
2,995	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.000%, 08/15/15	3,425
1,500	New York State Dormitory Authority, North Shore University Hospital, Rev., NATL-RE, 5.500%, 11/01/14	1,656

		5,081
	Housing — 0.3%
	Tobacco Settlement Financing Authority, Asset-Backed,
9,000	Series B-1C, Rev., 5.500%, 06/01/12	9,631
4,000	Series B-1C, Rev., 5.500%, 06/01/13	4,367

		13,998
	Other Revenue — 3.2%
12,405	Battery Park City Authority, Series A, Rev., 5.250%, 11/01/13	14,119
12,630	Metropolitan Transportation Authority, Service Contract, Series A, Rev., 5.500%, 07/01/17	14,659
17,840	New York City Municipal Water Finance Authority, Second Generation Resolution, Series FF, Rev., 5.000%, 06/15/20	20,172
	New York City Transitional Finance Authority, Fiscal Year 2007,
10,000	Series S-1, Rev., NATL-RE FGIC , 5.000%, 01/15/17	11,303
7,000	Series S-1, Rev., NATL-RE FGIC , 5.000%, 01/15/17	7,810
	New York Local Government Assistance Corp.,
4,000	Series C, Rev., 5.000%, 04/01/12	4,316
4,050	Series C, Rev., 5.000%, 04/01/17	4,688
7,420	New York State Dormitory Authority, Construction Services Contract, Series A, Rev., 5.000%, 07/01/19	8,051
1,500	New York State Dormitory Authority, State University Educational Facilities, Series A, Rev., AGM-CR, 5.500%, 05/15/13	1,608
	New York State Environmental Facilities Corp., State Revolving Funds, New York City Municipal Water Project, Clean Water & Drinking,
5,040	Series D, Rev., 5.375%, 06/15/12	5,442
7,745	Series D, Rev., 5.375%, 06/15/12	8,377
8,325	Series D, Rev., 5.375%, 06/15/12	9,015
3,345	Sub Series E, Rev., 5.375%, 06/15/12	3,648
6,600	Sub Series E, Rev., 5.375%, 06/15/12	7,155
8,055	Sub Series E, Rev., 5.375%, 06/15/12	8,712
7,425	New York State Thruway Authority, Series B, Rev., 5.000%, 10/01/17	8,118
7,820	New York State Urban Development Corp., Series D, Rev., 5.500%, 01/01/19	9,079
10,815	Tobacco Settlement Financing Corp., Asset-Backed, Series B, Rev., 5.000%, 06/01/11	11,302
8,265	Triborough Bridge & Tunnel Authority, General Purpose, Series B, Rev., 5.250%, 11/15/12	9,075

		166,649
	Prerefunded — 0.7%
	Erie County Tobacco Asset Securitization Corp., Asset Backed,
1,160	Class A, Rev., 5.375%, 07/15/10 (p)	1,167
1,005	Class A, Rev., 5.500%, 07/15/10 (p)	1,022
	Long Island Power Authority, Electric Systems,
4,225	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	4,715
1,500	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	1,725
4,055	New York City, Series B, GO, 5.500%, 12/01/11 (p)	4,357
1,325	New York City Transitional Finance Authority, Series B, Rev., 5.250%, 08/01/13 (p)	1,501
5,525	New York City Transitional Finance Authority, Future Tax Secured, Series C, Rev., AMBAC, 5.250%, 08/01/12 (p)	6,066
3,590	New York State Dormitory Authority, State University Educational Facilities, Rev., 5.375%, 07/01/12 (p)	3,943
3,000	New York State Thruway Authority, Transportation, Series A, Rev., AGM, 5.000%, 03/15/13 (p)	3,338
5,000	Westchester Tobacco Asset Securitization Corp., Capital Appreciation, Rev., VAR, 6.950%, 07/15/17 (p)	6,455

		34,289
	Special Tax — 2.9%
1,500	New York City Transitional Finance Authority, Series A-1, Rev., 5.000%, 11/01/15	1,638
	New York City Transitional Finance Authority, Future Tax Secured,
33,700	Series A, Rev., VAR, 5.500%, 11/01/11	35,881
8,400	Series B, Rev., 5.000%, 11/01/19	9,507
1,150	Series B, Rev., 5.000%, 11/01/19	1,335
5,000	Series B, Rev., 5.000%, 11/01/19	5,693
6,625	Series E, Rev., NATL-RE, 5.250%, 02/01/13	7,237
5,385	New York City Transitional Finance Authority, Unrefunded Future Tax, Series B, Rev., 5.250%, 08/01/13	5,951
	New York Local Government Assistance Corp., Senior Lien,
10,000	Rev., 5.500%, 04/01/19	12,075
1,000	Series A, Rev., 5.000%, 04/01/18	1,144
7,265	New York State Environmental Facilities Corp., Environment, Series A, Rev., 5.250%, 12/15/19	8,530
	New York State Thruway Authority,
2,050	Series A, Rev., 5.000%, 03/15/17	2,376
17,000	Series A, Rev., 5.250%, 03/15/19	19,843
	New York State Urban Development Corp.,
1,000	Series A-1, Rev., 5.000%, 12/15/17	1,166
1,500	Series A-1, Rev., 5.000%, 12/15/18	1,687
2,250	Series A-1, Rev., 5.000%, 12/15/18	2,512
	Sales Tax Asset Receivables Corp.,
3,850	Series A, Rev., AGM-CR MBIA, 5.000%, 10/15/14	4,331
15,000	Series A, Rev., AMBAC, 5.250%, 10/15/14	16,407
3,000	Series A, Rev., NATL-RE, 5.000%, 10/15/14	3,236
6,650	Series A, Rev., NATL-RE, 5.250%, 10/15/14	7,531

		148,080
	Transportation — 1.1%
	Metropolitan Transportation Authority,
11,205	Series A, Rev., AGC-ICC, 5.750%, 11/15/12	11,918
5,420	Series A, Rev., AMBAC, 5.500%, 11/15/14	6,175
1,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 11/15/12	1,629
7,630	Series B, Rev., NATL-RE FGIC, 5.250%, 11/15/13	8,394
2,500	Port Authority of New York & New Jersey, CONS, 93rd Series, Rev., 6.125%, 06/01/24	2,985
5,700	Triborough Bridge & Tunnel Authority, Rev., 5.250%, 11/15/13	6,032
	Triborough Bridge & Tunnel Authority, General Purpose,
14,000	Series B, Rev., 5.250%, 11/15/12	15,372
5,940	Series B, Rev., 5.250%, 11/15/15	6,948

		59,453
	Utility — 0.3%
	Long Island Power Authority, Electric Systems,
10,000	Series A, Rev., 5.250%, 04/01/19	11,084
6,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/16	6,623

		17,707
	Water & Sewer — 0.1%
2,500	New York City Municipal Water Finance Authority, Water & Sewer System, Series D, Rev., 5.000%, 06/15/12	2,686
650	New York City Municipal Water Finance Authority, Water & Sewer System, Fiscal Year 2008, Series C, Rev., 5.000%, 06/15/13	727
2,055	New York State Environmental Facilities Corp., Municipal Water Financing Authority, Sub Series B, Rev., 5.000%, 06/15/14	2,342

		5,755
	Total New York	563,382
	North Carolina — 2.8%
	Certificate of Participation/Lease — 0.2%
	Cabarrus County, Installment Financing Contract,
1,000	COP, 5.750%, 04/01/11	1,044
2,000	COP, 5.750%, 04/01/11	2,124
2,355	Series C, COP, 4.000%, 06/01/12	2,506
1,895	Series C, COP, 4.000%, 06/01/13	2,054

		7,728
	General Obligation — 1.6%
1,750	Gaston County, GO, AGM, 5.000%, 04/01/15	2,024
	Johnston County,
1,150	GO, NATL-RE, 5.000%, 02/01/16 (p)	1,335
1,050	GO, NATL-RE, 5.000%, 02/01/16 (p)	1,219
	State of North Carolina,
20,745	Series A, GO, 5.000%, 03/01/17	24,361
4,200	Series B, GO, 5.000%, 04/01/15	4,872
	State of North Carolina, Highway,
3,000	GO, 5.000%, 05/01/13	3,358
5,900	GO, 5.000%, 05/01/14	6,667
	State of North Carolina, Public Improvement,
13,185	Series A, GO, 5.000%, 05/01/15	15,320
10,675	Series A, GO, 5.000%, 05/01/16	12,493
2,085	Union County, Series A, GO, 5.000%, 03/01/18	2,447
	Wake County, Obligation Hammond Road Detention Center, Annual Appropriation,
5,150	GO, 5.000%, 06/01/18	5,962
3,500	GO, 5.000%, 06/01/19	4,057

		84,115
	Hospital — 0.1%
2,180	North Carolina Medical Care Commission, Mission Health Combined Group, Rev., 5.000%, 10/01/17	2,359

	Housing — 0.0% (g)
365	North Carolina Housing Finance Agency, Home Ownership, Series 1-B, Rev., 5.125%, 07/06/10	366

	Industrial Development Revenue/Pollution Control Revenue — 0.1%
5,965	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects, Rev., 5.000%, 10/01/13	6,498

	Other Revenue — 0.3%
	Mecklenburg County Public Facilities Corp., Annual Appropriation,
2,250	Rev., 5.000%, 03/01/13	2,501
3,000	Rev., 5.000%, 03/01/19	3,379
	State of North Carolina, Annual Appropriation, Capital Improvement,
5,370	Series A, Rev., 5.000%, 05/01/19	6,059
5,000	Series A, Rev., 5.000%, 05/01/19	5,604

		17,543
	Transportation — 0.1%
4,350	State of North Carolina, Vehicle, Rev., NATL-RE, 5.000%, 03/01/13	4,819

	Utility — 0.4%
5,000	North Carolina Eastern Municipal Power Agency, Series A, Rev., AGC, 5.250%, 01/01/18	5,523
15,000	North Carolina Municipal Power Agency No. 1, Catawba, Series A, Rev., 5.250%, 01/01/14	16,747

		22,270
	Total North Carolina	145,698
	Ohio — 2.9%
	Certificate of Participation/Lease — 0.2%
1,000	Franklin County Convention Facilities Authority, Tax & Lease Anticipation Bonds, Rev., COP, 5.000%, 12/01/17	1,122
5,000	Ohio State Building Authority, Adult Correctional Facilities, Series A, Rev., COP, AGM, 5.500%, 10/01/11	5,324
3,295	State of Ohio, Denison University 2007 Project, Rev., COP, 5.000%, 11/01/17	3,755

		10,201
	Education — 0.0% (g)
1,525	Cuyahoga Community College District, Series A, Rev., AMBAC, 5.000%, 12/01/12	1,656

	General Obligation — 1.2%
7,235	City of Columbus, Series A, GO, 5.000%, 12/15/16	8,178
1,510	Dublin City School District, Capital Appreciation Bonds, GO, NATL-RE, FGIC, Zero Coupon, 12/01/15	1,327
5,000	State of Ohio, Common Schools, Series C, GO, 5.000%, 09/15/13	5,627
	State of Ohio, Higher Education,
6,650	GO, 5.000%, 08/01/15	7,642
5,275	GO, 5.000%, 08/01/16	6,078
9,000	State of Ohio, Highway Capital Improvements, Series H, GO, 5.000%, 05/01/12	9,857
	State of Ohio, Infrastructure Improvement,
10,840	Series B, GO, 5.000%, 08/01/15	12,457
3,200	Series D, GO, 5.000%, 03/01/14	3,559
3,360	Series D, GO, 5.000%, 03/01/14	3,706
1,530	Series D, GO, 5.000%, 03/01/14	1,640
	Warrensville Height City School District, School Improvement,
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/11	1,089
1,000	GO, NATL-RE, FGIC, 7.000%, 12/01/12	1,138
1,075	GO, NATL-RE, FGIC, 7.000%, 12/01/13	1,269
1,150	GO, NATL-RE, FGIC, 7.000%, 12/01/14	1,390

		64,957
	Housing — 0.1%
295	Ohio Capital Corp. For Housing, Mortgage, Section 8 Assisted, Series M, Rev., FHA, 5.900%, 07/06/10	296
	Ohio Housing Finance Agency, Hillwood II Project,
205	Rev., AMT, GNMA COLL, 4.375%, 05/20/11	208
1,245	Rev., AMT, GNMA COLL, 4.700%, 05/20/16	1,330
3,210	Ohio Housing Finance Agency, Residential Mortgage Backed Securities, Series A, Rev., AMT, 5.000%, 03/01/14	3,347

		5,181
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
	RiverSouth Authority, RiverFront Area Redevelopment,
1,745	Series A, Rev., 5.250%, 06/01/14	1,931
500	Series A, Rev., 5.250%, 06/01/14	548
2,490	Series A, Rev., 5.250%, 06/01/14	2,707

		5,186
	Other Revenue — 0.7%
33,035	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	29,514
	Ohio State Building Authority, Adult Correctional Facilities,
2,510	Series B, Rev., 5.000%, 10/01/19	2,783
2,000	Series B, Rev., 5.000%, 10/01/19	2,200

		34,497
	Prerefunded — 0.2%
1,250	City of Cincinnati, GO, 5.375%, 12/01/10 (p)	1,282
1,800	City of Columbus, Series 1, GO, 5.500%, 11/15/10 (p)	1,860
5,510	Montgomery County, Catholic Health, Rev., 5.500%, 09/01/11 (p)	5,837
75	Ohio State Water Development Authority, Rev., 9.375%, 12/01/10 (p)	78

		9,057
	Resource Recovery — 0.0% (g)
2,050	Montgomery County, Solid Waste, Rev., NATL-RE, 5.500%, 07/06/10	2,057

	Transportation — 0.3%
	City of Cleveland,
8,145	Series C, Rev., AGC, 5.000%, 01/01/17	8,914
2,800	Series C, Rev., AGC, 5.000%, 01/01/18	3,056
3,000	City of Cleveland, Parking Facilities, Rev., AGM, 5.250%, 09/15/21	3,177

		15,147
	Utility — 0.1%
3,000	American Municipal Power-Ohio, Inc., Series A, Rev., 5.000%, 02/01/11	3,066

	Water & Sewer — 0.0% (g)
1,530	Ohio State Water Development Authority, Water Quality, Rev., 5.000%, 06/01/11	1,601

	Total Ohio	152,606
	Oklahoma — 0.4%
	Education — 0.3%
	Tulsa County Industrial Authority, Jenks Public School,
1,285	Rev., 5.500%, 09/01/14	1,489
5,790	Rev., 5.500%, 09/01/16	6,817
7,345	Rev., 5.500%, 09/01/17	8,694

		17,000
	Housing — 0.0% (g)
1,000	Oklahoma Housing Finance Agency, Homeownership Loan Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.250%, 03/01/19	1,079

	Utility — 0.1%
1,470	Grand River Damn Authority, Series A, Rev., BHAC, 5.000%, 06/01/16	1,699

	Total Oklahoma	19,778
	Oregon — 0.7%
	Certificate of Participation/Lease — 0.2%
	Oregon State Department of Administrative Services,
1,685	Series A, COP, 5.000%, 05/01/19	1,835
2,200	Series A, COP, 5.000%, 05/01/19	2,379
5,000	Series A, COP, GO, 5.000%, 05/01/15	5,671

		9,885
	General Obligation — 0.2%
5,000	Portland Community College District, GO, 5.000%, 06/15/13	5,597
4,555	Washington County School District No. 48J Beaverton, Series A, GO, AGM, 5.000%, 06/01/13	5,093

		10,690
	Industrial Development Revenue/Pollution Control Revenue — 0.0% (g)
470	Oregon State Bond Bank, Economic & Community Development, Series B, Rev., NATL-RE, 5.300%, 07/06/10	476

	Prerefunded — 0.2%
5,405	Lane County School District No. 40-Creswell, GO, School Board Guaranty,
	6.000%, 06/15/10 (p)	5,419
3,000	Oregon State Department of Transportation, Highway User Tax, Series A, Rev., 5.500%, 11/15/12 (p)	3,341
	Polk Marion & Benton School District No. 13J,
2,405	GO, AGM, 5.750%, 06/15/10 (p)	2,411
1,845	Washington County, GO, 5.500%, 06/01/11 (p)	1,940

		13,111
	Water & Sewer — 0.1%
2,545	City of Portland, Sewer System, Second Lien, Series B, Rev., 5.000%, 06/15/18	2,751
1,050	Washington County Unified Sewerage Agency, Sewer, Sub Lien, Series 1, Rev., NATL-RE, FGIC, 5.750%, 10/01/11	1,118

		3,869
	Total Oregon	38,031
	Pennsylvania — 2.2%
	Education — 0.2%
5,000	Pennsylvania Higher Educational Facilities Authority, Series A, Rev., 5.000%, 09/01/19	5,859
	State Public School Building Authority, Delaware County Community College Project,
1,400	Rev., AGM, 5.000%, 04/01/18	1,531
1,065	Rev., AGM, 5.000%, 04/01/18	1,150
1,000	Rev., AGM, 5.000%, 04/01/18	1,073

		9,613
	General Obligation — 1.2%
8,070	Allegheny County, Series C-57, GO, NATL-RE, FGIC, 5.250%, 11/01/13	9,076
	Altoona Area School District,
565	GO, AGM, 4.000%, 12/01/15	590
900	GO, AGM, 4.125%, 12/01/15	928
3,705	Commonwealth of Pennsylvania, Fourth Series, GO, 5.000%, 07/01/13	4,156
	Commonwealth of Pennsylvania, Second Series,
10,000	GO, 5.000%, 07/01/15	11,587
2,430	GO, 5.000%, 01/01/16 (p)	2,820
5,000	Series A, GO, 5.000%, 08/01/11	5,267
2,475	Delaware Valley School District, GO, AGM, 4.000%, 11/15/11	2,585
	Octorara Area School District,
3,120	Series B, GO, AGM, 4.000%, 06/01/19	3,297
3,780	Series B, GO, AGM, 4.250%, 06/01/19	3,971
3,230	Series B, GO, AGM, 4.250%, 06/01/19	3,361
1,415	Series B, GO, AGM, 5.000%, 06/01/16	1,624
1,635	Series B, GO, AGM, 5.000%, 06/01/18	1,884
210	Parkland School District, GO, NATL-RE FGIC , 5.375%, 09/01/15	245
	Red Lion Area School District,
3,145	GO, AGM, 5.000%, 05/01/18	3,488
2,360	GO, AGM, 5.000%, 05/01/18	2,597
1,000	GO, AGM, 5.000%, 05/01/18	1,084
	West Mifflin Area School District,
2,065	GO, AGM , 5.000%, 10/01/18	2,231
2,000	GO, AGM , 5.000%, 10/01/18	2,147
2,000	GO, AGM , 5.375%, 10/01/18	2,190
500	GO, AGM , 5.500%, 10/01/18	563

		65,691
	Hospital — 0.4%
	Allegheny County Hospital Development Authority, University of Pittsburgh Medical Center,
3,000	Series A, Rev., 4.000%, 09/01/11	3,117
5,000	Series A, Rev., 5.000%, 09/01/16	5,525
2,150	Series A, Rev., 5.000%, 09/01/18	2,339
5,000	Series B, Rev., 5.000%, 06/15/14	5,233
5,000	Sayre Health Care Facilities Authority, Guthrie Health, Rev., VAR, 0.949%, 09/01/10	3,812

		20,026
	Other Revenue — 0.2%
4,550	Delaware Valley Regional Financial Authority, Series A, Rev., AMBAC, 5.500%, 08/01/28	4,945
5,000	Northampton County General Purpose Authority, Saint Lukes Hosipital Project, Series C, Rev., VAR, 4.500%, 08/15/16	5,050

		9,995
	Prerefunded — 0.0% (g)
800	Pennsylvania Higher Education Assistance Agency, Capital Acquisition, Rev., NATL-RE, 6.125%, 12/15/10 (p)	820

	Transportation — 0.1%
4,730	Pennsylvania Turnpike Commission, Sub Series A, Rev., AGC, 5.000%, 06/01/19	5,309

	Water & Sewer — 0.1%
5,000	Allegheny County Sanitation Authority, Sewer, Rev., NATL-RE, 5.375%, 12/01/11	5,135

	Total Pennsylvania	116,589
	Puerto Rico — 0.7%
	General Obligation — 0.1%
4,800	Commonwealth of Puerto Rico, GO, AMBAC-TCRS, 7.000%, 07/01/10	4,822
1,480	Commonwealth of Puerto Rico, Capital Appreciation, GO, NATL-RE-IBC, Zero Coupon, 07/01/17	1,056

		5,878
	Prerefunded — 0.5%
3,500	Children's Trust Fund, Tobacco Settlement, Rev., 5.750%, 07/01/10 (p)	3,516
1,935	Puerto Rico Highway & Transportation Authority, Series G, Rev., 5.000%, 07/01/13 (p)	2,171
5,000	Puerto Rico Public Buildings Authority, Rev., CIFG-TCRS, 5.250%, 07/01/12 (p)	5,443
10,000	Puerto Rico Public Finance Corp., Series E, Rev., -TCRS AGM-CR, 6.000%, 08/01/26 (p)	12,682

		23,812
	Special Tax — 0.1%
	Puerto Rico Highway & Transportation Authority,
2,000	Series A, Rev., AMBAC, Zero Coupon, 07/01/17	1,427
3,000	Series AA, Rev., VAR, AGM, 5.000%, 06/02/10	3,009

		4,436
	Transportation — 0.0% (g)
2,500	Puerto Rico Highway & Transportation Authority, Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,710

	Total Puerto Rico	36,836
	South Carolina — 1.9%
	Education — 0.4%
	Charleston Educational Excellence Finance Corp., Charleston County School District Project,
4,105	Rev., 5.000%, 12/01/14	4,650
5,500	Rev., 5.000%, 12/01/14	6,031
3,000	Rev., 5.000%, 12/01/14	3,255
2,500	Rev., 5.000%, 12/01/14	2,688
4,000	Scago Educational Facilities Corp. for Colleton School District, Pickens County Project, Rev., AGM, 5.000%, 12/01/16	4,272

		20,896
	General Obligation — 0.7%
2,395	Charleston County, Transition Sales Tax, GO, 5.000%, 11/01/15	2,688
10,000	State of South Carolina, Series A, GO, 5.000%, 06/01/19	11,852
10,310	State of South Carolina, State School Facilities, Series A, GO, 4.250%, 07/06/10	10,436
	York County School District No. 1,
5,415	Series A, GO, 5.250%, 03/01/19	6,233
5,000	Series A, GO, 5.250%, 03/01/19	5,683

		36,892
	Hospital — 0.1%
	South Carolina Jobs & EDA, Hospital Facilities, Georgetown Memorial Hospital,
1,215	Rev., AMBAC, 5.500%, 07/06/10	1,230
290	Rev., RADIAN, 5.250%, 02/01/11	294

		1,524
	Other Revenue — 0.2%
	State of South Carolina Public Service Authority,
4,795	Series A, Rev., AMBAC, 5.000%, 01/01/14	5,211
2,705	Series D, Rev., AGM, 5.000%, 01/01/13	2,947
3,625	Tobacco Settlement Revenue Management Authority, Rev., 5.000%, 07/06/10	3,629

		11,787
	Prerefunded — 0.2%
5,560	Greenville County School District, Building Equity Sooner Tomorrow, Rev., 5.500%, 12/01/12 (p)	6,265
	South Carolina Jobs & EDA, Hospital Facilities, Improvement, Palmetto Health Alliance,
1,950	Series A, Rev., 7.000%, 12/15/10 (p)	2,011
3,000	Series A, Rev., 7.125%, 12/15/10 (p)	3,169

		11,445
	Utility — 0.2%
8,125	Piedmont Municipal Power Agency, Electric, Unrefunded Balance, Rev., NATL-RE, FGIC, 6.750%, 01/01/20	9,883

	Water & Sewer — 0.1%
4,610	City of Charleston, Waterworks & Sewer, Refinancing & Capital Improvement, Series A, Rev., 5.000%, 01/01/16	4,990

	Total South Carolina	97,417
	South Dakota — 0.0% (g)
	Prerefunded — 0.0% (g)
933	Heartland Consumers Power District, Rev., 6.375%, 01/01/16 (p)	1,061

	Tennessee — 0.5%
	General Obligation — 0.2%
	City of Memphis, General Improvement,
4,475	GO, NATL-RE-IBC, 5.250%, 11/01/13	5,080
4,125	Series A, GO, NATL-RE, 5.000%, 11/01/15	4,667

		9,747
	Utility — 0.3%
1,910	City of Lawrenceburg, Electric, Rev., NATL-RE, 6.625%, 07/01/18	2,294
	Tennessee Energy Acquisition Corp.,
12,000	Series A, Rev., 5.000%, 09/01/13	12,540
1,000	Series C, Rev., 5.000%, 02/01/17	1,014

		15,848
	Total Tennessee	25,595
	Texas — 7.1%
	Certificate of Participation/Lease — 0.1%
3,000	Texas Public Finance Authority, State Preservation Board Projects, Series B, Rev., COP, AMBAC, 5.000%, 08/01/14	3,316

	Education — 0.7%
	El Paso County Community College District,
4,265	Rev., NATL-RE, 5.000%, 04/01/17	4,678
3,380	Rev., NATL-RE, 5.000%, 04/01/17	3,671
3,885	Houston Independent School District, Public Financing Corp. Lease, Capital Appreciation, Cesar E. Chavez, Series A, Rev., AMBAC, Zero Coupon, 09/15/12	3,770
2,400	Midland College District, GO, NATL-RE, FGIC, 5.000%, 02/15/15	2,601
2,015	Texas A&M University, Series A, Rev., 5.250%, 07/01/25	2,358
3,390	University of North Texas, Financing System, Series A, Rev., NATL-RE, FGIC, 5.000%, 04/15/12	3,529
	University of Texas,
12,000	Series A, Rev., 5.250%, 08/15/18	14,086
2,000	Series A, Rev., 5.250%, 08/15/18	2,328

		37,021
	General Obligation — 2.8%
2,000	Allen Independent School District, GO, PSF-GTD, 5.000%, 02/15/15	2,185
4,000	Bell County, Limited Tax, GO, 5.000%, 02/15/12	4,253
	City of Cedar Park,
1,055	GO, AGM, 4.125%, 02/15/17	1,110
1,055	GO, AGM, 4.250%, 02/15/17	1,107
755	GO, AGM, 4.375%, 02/15/17	790
1,175	GO, AGM, 4.500%, 02/15/17	1,223
1,055	GO, AGM, 4.700%, 02/15/17	1,096
1,430	GO, AGM, 4.700%, 02/15/17	1,478
1,975	City of El Paso, GO, NATL-RE, 5.000%, 08/15/15	2,090
4,715	City of Garland, Series A, GO, 5.000%, 02/15/18	5,209
	City of Southlake,
2,050	GO, AMBAC, 5.000%, 02/15/13	2,216
4,435	GO, AMBAC, 5.000%, 02/15/13	4,807
2,340	GO, AMBAC, 5.000%, 02/15/13	2,506
1,215	Clear Creek Independent School District, School Building, GO, 5.250%, 02/15/18	1,333
	Deer Park Independent School District, Limited Tax,
1,000	GO, AGM, 5.000%, 02/15/16	1,144
1,000	GO, AGM, 5.000%, 02/15/17	1,147
2,500	Fort Bend County, GO, 5.000%, 03/01/18	2,775
	Fort Bend Independent School District,
1,000	GO, 4.000%, 02/15/13	1,079
1,000	GO, 5.000%, 02/15/12	1,073
3,500	GO, 5.000%, 02/15/19	4,053
1,500	Granbury Independent School District, GO, PSF-GTD, 5.000%, 08/01/15	1,643
	Granbury Independent School District, Capital Appreciation,
2,610	GO, PSF-GTD, Zero Coupon, 08/01/11	2,590
2,625	GO, PSF-GTD, Zero Coupon, 08/01/12	2,566
	Harris County,
1,700	Series B, GO, 4.000%, 10/01/14	1,882
5,000	Series B, GO, 5.500%, 10/01/17	6,013
1,250	Harris County, Toll Road, Sub Lien, Series A, GO, NATL-RE, 6.500%, 08/15/13	1,459
	Irving Independent School District,
2,000	GO, PSF-GTD, 5.250%, 02/15/13	2,235
2,000	GO, PSF-GTD, 5.250%, 02/15/14	2,290
1,180	Katy Independent School District, Series A, GO, PSF-GTD, 5.000%, 02/15/11	1,220
1,900	La Joya Independent School District, GO, PSF-GTD, 5.000%, 02/15/16	2,145
6,720	Leander Independent School District, GO, PSF-GTD, Zero Coupon, 07/06/10	5,597
	Lewisville Independent School District, School Building,
1,000	GO, 5.000%, 08/15/17	1,161
1,000	GO, 5.000%, 02/15/19	1,157
3,000	GO, 5.000%, 02/15/19	3,436
2,530	Longview Independent School District, School Building, GO, PSF-GTD, 5.000%, 08/15/18	2,913
3,870	Longview Independent School District, School Building, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	3,170
	North East Independent School District, Capital Appreciation, School Building,
7,500	Series A, GO, PSF-GTD, Zero Coupon, 08/01/12	7,332
5,000	Series A, GO, PSF-GTD, Zero Coupon, 08/01/13	4,781
7,850	Series A, GO, PSF-GTD, Zero Coupon, 08/01/15	6,985
5,000	Northside Independent School District, School Building, GO, VAR, PSF-GTD, 1.500%, 02/01/11	5,011
	Pasadena Independent School District, School Building,
1,000	GO, PSF-GTD, 4.750%, 02/15/17	1,091
3,080	GO, PSF-GTD, 4.750%, 02/15/17	3,339
1,105	GO, PSF-GTD, 5.000%, 02/15/17	1,287
2,505	Richardson Independent School District, GO, PSF-GTD, 5.000%, 02/15/14	2,729
1,000	State of Texas, College Student Loans, Series A, GO, 5.250%, 08/01/18	1,124
	State of Texas, Public Finance Authority,
3,900	GO, 5.000%, 10/01/12	4,228
8,925	Series A, GO, 5.000%, 10/01/15	10,380
4,000	Series A, GO, 5.000%, 10/01/17	4,688
4,000	Series A, GO, 5.000%, 10/01/18	4,702
2,000	Series A, GO, 5.000%, 10/01/19	2,333
1,000	Series A, GO, 5.500%, 10/01/11	1,065

		145,226
	Hospital — 0.4%
	Harris County Health Facilities Development Corp., Hermann Memorial Healthcare System,
5,000	Series B, Rev., 7.200%, 12/01/14	5,412
7,345	Series B, Rev., 7.200%, 12/01/14	7,944
	Tarrant County Cultural Education Facilities Finance Corp., Health Resources,
3,500	Series A, Rev., 5.000%, 02/15/17	3,805
2,690	Series A, Rev., 5.000%, 02/15/17	2,893

		20,054
	Housing — 0.0% (g)
20	Central Texas Housing Finance Corp., Single Family Mortgage, GNMA Mortgage Program, Rev., GNMA COLL, FHA/VA, 8.200%, 04/01/22	21

	Other Revenue — 0.1%
4,490	Lower Colorado River Authority, Transmission Services, Series A, Rev., NATL-RE, 5.000%, 05/15/16	4,716

	Prerefunded — 1.0%
6,000	Central Texas Housing Finance Corp., Single Family Mortgage, Rev., VA/PRIV MTGS, Zero Coupon, 09/01/16 (p)	5,061
3,595	City of Dallas, Waterworks & Sewer System, Rev., AGM, 5.375%, 04/01/13 (p)	4,037
2,500	City of Houston, Junior Lien, Series A, Rev., AGM, 5.750%, 12/01/32 (p)	3,107
4,600	Coastal Bend Health Facilities Development Corp., Rev., VAR, AMBAC, 5.929%, 11/15/13 (p)	5,330
	Harris County Flood Control District,
10,000	GO, 5.250%, 10/01/13 (p)	11,316
7,545	Series A, GO, 5.250%, 10/01/14 (p)	8,709
5,000	Harris County Hospital District, Rev., NATL-RE, 6.000%, 08/15/10 (p)	5,060
1,100	Hays Consolidated Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 08/15/11 (p)	1,035
4,000	Lubbock Health Facilities Development Corp., Methodist Hospital, Series B, Rev., AMBAC, 6.750%, 12/01/10 (p)	4,130
5,000	University of Texas, Series B, Rev., 5.000%, 07/01/14 (p)	5,739

		53,524
	Private Placement — 0.3%
	Pearland Independent School District,
7,500	Series B, Rev., 1.260%, 02/15/24 (f) (i)	7,497
7,500	Series B, Rev., 1.260%, 02/15/25 (f) (i)	7,497

		14,994
	Special Tax — 0.2%
10,000	Dallas Area Rapid Transit, Senior Lien, Rev., AMBAC, 5.000%, 12/01/16	11,151

	Transportation — 0.8%
	Dallas Area Rapid Transit, Senior Lien,
5,000	Rev., 5.000%, 12/01/18	5,682
1,195	Rev., 5.000%, 12/01/18	1,383
6,825	Series A, Rev., 5.000%, 12/01/17	7,972
8,950	Series A, Rev., 5.000%, 12/01/18	10,476
5,000	Series A, Rev., 5.000%, 06/01/19	5,717
	Dallas-Fort Worth International Airport Facilities Improvement Corp.,
3,500	Series A, Rev., 4.000%, 11/01/13	3,776
3,500	Series A, Rev., 5.000%, 11/01/13	3,892
1,000	Series A, Rev., 5.000%, 11/01/16	1,061

		39,959
	Utility — 0.2%
1,285	City of Austin, Capital Appreciation, Rev., NATL-RE, FGIC, Zero Coupon, 05/15/17	1,017
4,500	City of Austin, Electric Utilities System, Rev., NATL-RE, 5.250%, 05/15/13	4,859
5,200	Texas Municipal Power Agency, Rev., NATL-RE, 5.500%, 09/01/10	5,265

		11,141
	Water & Sewer — 0.5%
1,405	City of Dallas, Waterworks & Sewer System, Unrefunded Balance, Rev., AGM, 5.375%, 04/01/13	1,552
	City of Houston, Utilities Systems, First Lien,
1,000	Series A, Rev., AGM, 5.000%, 11/15/17	1,129
1,000	Series A, Rev., AGM, 5.000%, 11/15/17	1,119
3,000	Series A, Rev., NATL-RE, 5.250%, 05/15/14	3,422
6,140	Series A, Rev., NATL-RE, 5.250%, 05/15/14	6,566
2,290	North Texas Municipal Water District, Rev., 5.000%, 06/01/18	2,485
5,000	Tarrant Regional Water District, Rev., AGM, 5.375%, 03/01/13	5,559
3,750	Texas Water Development Board, State Revolving Fund, Senior Lien, Series A, Rev., 5.625%, 07/15/10	3,775

		25,607
	Total Texas	366,730
	Utah — 0.4%
	General Obligation — 0.0% (g)
1,315	Davis County School District, School Building Guarantee Program, GO, 5.000%, 06/01/13	1,471
10	Salt Lake City, Unrefunded Balance, GO, 5.500%, 07/06/10	10

		1,481
	Prerefunded — 0.1%
3,050	Intermountain Power Agency, Utah Power Supply, Series A, Rev., NATL-RE-IBC, 6.150%, 06/28/10 (p)	3,185
2,840	Salt Lake City, GO, 5.500%, 06/15/10 (p)	2,847

		6,032
	Utility — 0.1%
3,800	Intermountain Power Agency, Utah Power Supply, Series B, Rev., NATL-RE, 6.500%, 07/01/10	3,820

	Water & Sewer — 0.2%
9,400	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.000%, 07/01/19	10,252
450	Park City, Series B, Rev., 4.000%, 06/15/13	490

		10,742
	Total Utah	22,075
	Vermont — 0.0% (g)
	Prerefunded — 0.0% (g)
2,000	University of Vermont & State Agricultural College, Rev., AMBAC, 5.500%, 10/01/12 (p)	2,219

	Virgin Islands — 0.0% (g)
	Special Tax — 0.0% (g)
475	Virgin Islands Public Finance Authority, Gross Receipts, Tax Lien Notes, Series A, Rev., 5.625%, 10/01/10	482

	Virginia — 1.6%
	Education — 0.2%
	Virginia College Building Authority, Public Higher Education Financing Program,
1,555	Series A, Rev., 5.000%, 09/01/14	1,786
1,000	Series A, Rev., 5.000%, 09/01/15	1,163
500	Series A, Rev., 5.000%, 09/01/16	583
4,985	Virginia College Building Authority, Washington & Lee University Project, Rev., NATL-RE, 5.250%, 01/01/26	5,868

		9,400
	General Obligation — 0.4%
	Chesterfield County EDA, Public Improvement,
3,575	Series A, GO, 5.000%, 01/01/17	4,191
3,575	Series A, GO, 5.000%, 01/01/18	4,219
10,000	Commonwealth of Virginia, Series D, GO, 5.000%, 06/01/19	11,770
2,425	Loudoun County, Public Improvements, Series B, GO, 5.000%, 12/01/15	2,844

		23,024
	Industrial Development Revenue/Pollution Control Revenue — 0.3%
2,000	Chesterfield County EDA, Virginia Electric & Power, Series A, Rev., 5.000%, 05/01/19	2,149
12,065	Virginia Public Building Authority, Series A-1, Rev., 5.000%, 08/01/13	13,587

		15,736
	Other Revenue — 0.1%
5,265	Virginia Public School Authority, Series B, Rev., 5.000%, 08/01/13	5,929

	Prerefunded — 0.1%
4,300	Loudoun County, Public Improvements, Series A, GO, 5.000%, 11/01/12 (p)	4,734

	Transportation — 0.2%
	Virginia Commonwealth Transportation Board, Oak Grove Connector,
1,465	Series A, Rev., 5.000%, 05/15/16	1,682
1,495	Series A, Rev., 5.000%, 05/15/16	1,697
1,835	Series A, Rev., 5.000%, 05/15/16	2,062
1,520	Series A, Rev., 5.000%, 05/15/16	1,694
2,015	Series A, Rev., 5.000%, 05/15/16	2,230
	Virginia Commonwealth Transportation Board, Transportation District Program,
1,305	Series B, Rev., 5.000%, 05/15/16	1,481
1,260	Series B, Rev., 5.000%, 05/15/16	1,416

		12,262
	Water & Sewer — 0.3%
3,080	Fairfax County, Rev., 5.000%, 07/15/19	3,566
7,390	Virginia Resources Authority, Clean Water, Rev., 5.500%, 10/01/22	9,184

		12,750
	Total Virginia	83,835
	Washington — 1.5%
	General Obligation — 0.2%
1,315	City of Seattle, GO, 5.000%, 12/01/13	1,493
5,140	Snohomish County School District No. 6-Mukilteo, GO, NATL-RE, FGIC, 5.700%, 12/01/12	5,704
4,500	State of Washington, Series B & AT-7, GO, 6.400%, 06/01/17	5,369

		12,566
	Hospital — 0.1%
3,450	Washington Health Care Facilities Authority, Multicare Health System, Series A, Rev., AGM, 5.250%, 08/15/18	3,680

	Other Revenue — 0.3%
21,835	Chelan County Public Utility District No. 1, Capital Appreciation, Series A, Rev., NATL-RE, Zero Coupon, 06/01/22	12,784

	Prerefunded — 0.2%
	Cowlitz County Public Utility District No. 1, Electric Distribution System,
1,105	Rev., AMBAC, 5.000%, 09/01/10 (p)	1,118
490	Rev., AMBAC, 5.000%, 09/01/11 (p)	518
1,230	Grant County Public Utility District No. 2-Priest Rapids, Series G, Rev., NATL-RE, 5.250%, 01/01/11 (p)	1,266
3,000	Kitsap County School District No. 400-North Kitsap, GO, 5.000%, 06/01/11 (p)	3,139
3,525	Spokane & Whitman Counties School District No. 360-316 Cheney, GO, 5.600%, 12/01/10 (p)	3,617

		9,658
	Transportation — 0.0% (g)
1,300	Port Grays Harbor, Rev., 6.375%, 07/06/10	1,303

	Utility — 0.7%
10,000	City of Seattle, Improvements, Rev., AGM, 5.500%, 03/01/11	10,350
4,590	City of Seattle, Power, Rev., 5.625%, 12/01/10 (p)	4,713
	Cowlitz County Public Utility District No. 1, Electric Distribution System, Unrefunded Balance,
1,240	Rev., AMBAC, 5.000%, 09/01/10	1,252
765	Rev., AMBAC, 5.000%, 09/01/11	801
3,000	Energy Northwest Electric, Project No. 1, Series A, Rev., AGM, 5.500%, 07/01/11	3,186
13,995	Grant County Public Utility District No. 2-Priest Rapids, Series H, Rev., AGM, 5.375%, 01/01/12	14,916

		35,218
	Water & Sewer — 0.0% (g)
1,300	King County, Sewer, Rev., AGM, 5.000%, 07/01/17	1,416

	Total Washington	76,625
	West Virginia — 1.4%
	Certificate of Participation/Lease — 0.1%
1,120	City of Charleston, Urban Renewal Authority, Diamond Project, Series A, Rev., COP, AGM, 5.750%, 06/28/10	1,146
1,000	West Virginia EDA, Capitol Parking Garage Project, Rev., COP, AMBAC, 5.625%, 07/06/10	1,014
1,000	West Virginia EDA, Correctional Juvenile, Series A, Rev., COP, NATL-RE, 5.500%, 06/01/12	1,083
1,990	West Virginia State Building Commission, Regional Jail, Series A, Rev., COP, AMBAC, 5.250%, 07/01/12	2,138

		5,381
	Education — 0.3%
	West Virginia Higher Education Policy Commission, University Facilities,
1,500	Series A, Rev., NATL-RE, 5.000%, 04/01/12	1,595
1,050	Series B, Rev., NATL-RE, FGIC, 5.000%, 04/01/14	1,121
1,000	West Virginia School Building Authority, Rev., 5.000%, 07/01/16	1,136
	West Virginia State Higher Education Interim Governing Board University, Marshall University,
1,235	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,278
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,031
1,020	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	1,047
3,040	Series A, Rev., NATL-RE, FGIC, 5.250%, 05/01/11	3,136
	West Virginia University, University Projects,
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/16	825
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/17	776
1,000	Series A, Rev., AMBAC, Zero Coupon, 04/01/18	734
1,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/14	1,087

		13,766
	General Obligation — 0.2%
1,915	Marshall County Board of Education, Public School, GO, NATL-RE, 5.000%, 05/01/17	2,174
	State of West Virginia, Capital Appreciation, Infrastructure,
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/13	945
1,000	Series A, GO, NATL-RE, FGIC, Zero Coupon, 11/01/14	915
	State of West Virginia, Infrastructure,
2,000	GO, NATL-RE, FGIC, 5.000%, 11/01/14	2,299
1,075	Series B, GO, AMT, NATL-RE, FGIC, 5.750%, 11/01/12	1,135
1,000	State of West Virginia, State Roads, GO, NATL-RE, FGIC, 5.000%, 06/01/15	1,069

		8,537
	Hospital — 0.0% (g)
1,000	West Virginia State Hospital Finance Authority, Camden Clark Memorial Hospital, Series A, Rev., AGM, 5.250%, 02/15/14	1,037
1,480	West Virginia State Hospital Finance Authority, United Hospital Center, Inc. Project, Series A, Rev., AMBAC, 5.000%, 06/01/15	1,618

		2,655
	Other Revenue — 0.1%
	West Virginia School Building Authority, Capital Improvement,
1,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/16	1,122
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/17	2,217
2,000	Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/17	2,168

		5,507
	Prerefunded — 0.4%
525	Brooke Pleasants, Tyler & Wetzel Counties, Single Family Mortgage, Rev., 7.400%, 08/15/10 (p)	533
735	Jackson County, Residential Mortgage, Rev., FGIC, 7.375%, 06/01/10 (p)	735
3,260	Kanawha, Mercer & Nicholas Counties, Single Family Mortgage, Rev., Zero Coupon, 02/01/14 (p)	2,724
12,400	Kanawha-Putnam County, City of Huntington-Charleston, Single Family Housing, Compound Interest-1984, Series A, Rev., Zero Coupon, 12/01/16 (p)	10,390
1,065	Marion County, Single Family Mortgage, Rev., FGIC, PRIV MTGS, 7.375%, 08/01/11 (p)	1,144
45	Monongalia County, Single Family Housing, Rev., 7.200%, 09/01/10 (p)	47
1,510	Raleigh, Fayette & Nicholas Counties, SO, 6.250%, 08/01/11 (p)	1,583
895	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Series A, Rev., 6.500%, 09/01/16 (p)	1,082
1,200	West Virginia Water Development Authority, Series A, Rev., AMBAC, 5.500%, 10/01/13 (p)	1,384

		19,622
	Transportation — 0.1%
	West Virginia Commissioner of Highways, Surface Transportation Improvements,
500	Series A, Rev., AGM, 5.000%, 09/01/14	569
1,000	Series A, Rev., AGM, 5.000%, 09/01/15	1,148
	West Virginia State Parkways Economic Development & Tourism Authority,
1,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/16	1,145
2,000	Rev., NATL-RE, FGIC, 5.250%, 05/15/19	2,303

		5,165
	Utility — 0.0% (g)
700	West Virginia EDA, Pollution Control, Appalachian Power Co., Amos, Series C, Rev., 4.850%, 09/04/13	747

	Water & Sewer — 0.2%
1,000	City of Clarksburg, Capital Appreciation, Water Improvement, Rev., AGM-CR Radian-IBCC, Zero Coupon, 09/01/11	989
925	City of Fairmont, Waterworks, Rev., NATL-RE, 5.500%, 07/06/10	928
1,430	City of Parkersburg, WaterWorks & Sewer System, Series A, Rev., NATL-RE, FGIC, 5.000%, 08/01/15 (f) (i)	1,479
	West Virginia Water Development Authority, Loan Program II,
1,125	Series A-II, Rev., NATL-RE, FGIC, 5.000%, 11/01/15	1,212
2,275	Series B, Rev., AMBAC, 5.000%, 11/01/12	2,479
1,000	Series B, Rev., AMBAC, 5.000%, 11/01/13	1,115
1,420	West Virginia Water Development Authority, Loan Program IV, Series A, Rev., AGM, 5.000%, 11/01/15	1,546

		9,748
	Total West Virginia	71,128
	Wisconsin — 1.4%
	General Obligation — 1.1%
	State of Wisconsin,
1,000	GO, 6.250%, 05/01/11	1,053
1,000	GO, 6.250%, 05/01/12	1,104
6,275	Series 1, GO, 5.500%, 11/01/11	6,713
24,500	Series 1, GO, NATL-RE, 5.000%, 05/01/15	27,378
7,905	Series 1, GO, NATL-RE, 5.250%, 05/01/14	9,051
5,000	Series 1, GO, NATL-RE, 5.250%, 05/01/15	5,808
5,000	Series 2, GO, NATL-RE, 5.000%, 05/01/14	5,678

		56,785

	Private Placement — 0.2%
5,000	Wisconsin Health & Educational Facilities Authority, Carthage College Project, Rev.,5.700%, 05/01/14 (f) (i)	5,249
6,250	5.950%, 05/01/19 (f) (i)	6,698
		11,947

	Water & Sewer — 0.1%
3,200	State of Wisconsin, Clean Water, Series 1, Rev., 5.100%, 06/01/12	3,321

	Total Wisconsin	72,053
	Total Municipal Bonds (Cost $4,740,503)	4,987,401
SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
151,165	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $151,165)	151,165
	Total Investments — 99.1% (Cost $4,891,668)	5,138,566
	Other Assets in Excess of Liabilities — 0.9%	47,899
	NET ASSETS — 100.0%	$5,186,465

Percentages indicated are based on net assets.
NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ACA	—	Insured by American Capital Access
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CIFG	—	Insured by CDC IXIS Financial Guaranty
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GAN	—	Grant Anticipation Notes
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IBCC	—	Insured Bond Custodial Certificate
ICC	—	Insured Custody Certificates
ICR	—	Insured Custodial Receipts
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
MBIA	—	Insured by Municipal Bond Insurance Corp.
MTGS	—	Mortgages
NATL	—	Insured by National Public Finance Guarantee Corp.
PRIV	—	Private
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
SO	—	Special Obligation
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
VEREX	—	Insured by Verex Assurance, Inc.
XLCA	—	Insured by XL Capital Assurance
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $37,178,000 which amounts to 0.7% of total investments.

(g)		Amount rounds to less than 0.1%.
(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)		When-issued security.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$257,405
Aggregate gross unrealized depreciation	(10,507)
Net unrealized appreciation/depreciation	$246,898
Federal income tax cost of investments	$4,891,668

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama
Education	$–	$11,408	$–	$11,408
General Obligation	–	9,288	–	9,288
Prerefunded	–	7,588	–	7,588
Total Alabama	–	28,284	–	28,284
Alaska
Certificate of Participation/Lease	–	14,052	–	14,052
General Obligation	–	1,476	–	1,476
Utility	–	3,226	–	3,226
Total Alaska	–	18,754	–	18,754
Arizona
Certificate of Participation/Lease	–	57,372	–	57,372
Education	–	5,477	–	5,477
General Obligation	–	11,352	–	11,352
Hospital	–	36,966	–	36,966
Prerefunded	–	27,799	–	27,799
Special Tax	–	21,777	–	21,777
Transportation	–	11,118	–	11,118
Utility	–	2,827	–	2,827
Water & Sewer	–	1,119	–	1,119
Total Arizona	–	175,807	–	175,807
California
Certificate of Participation/Lease	–	40,597	–	40,597
Education	–	37,000	–	37,000
General Obligation	–	299,166	–	299,166
Hospital	–	17,570	–	17,570
Other Revenue	–	42,419	–	42,419
Prerefunded	–	101,874	–	101,874
Special Tax	–	1,061	–	1,061
Transportation	–	35,841	–	35,841
Utility	–	33,059	–	33,059
Water & Sewer	–	50,739	–	50,739
Total California	–	659,326	–	659,326
Colorado
Certificate of Participation/Lease	–	5,414	–	5,414
Education	–	5,596	–	5,596
General Obligation	–	89,664	–	89,664
Hospital	–	5,342	–	5,342
Housing	–	21	–	21
Other Revenue	–	4,453	–	4,453
Prerefunded	–	69,858	–	69,858
Transportation	–	20,397	–	20,397
Total Colorado	–	200,745	–	200,745
Connecticut
General Obligation	–	37,592	–	37,592
Hospital	–	3,966	–	3,966
Housing	–	6,457	–	6,457
Prerefunded	–	23,468	–	23,468
Special Tax	–	6,729	–	6,729
Transportation	–	1,483	–	1,483
Total Connecticut	–	79,695	–	79,695
Delaware
Education	–	15,141	–	15,141
District of Columbia
Certificate of Participation/Lease	–	7,129	–	7,129
Education	–	1,520	–	1,520
General Obligation	–	11,283	–	11,283
Other Revenue	–	2,818	–	2,818
Water & Sewer	–	6,568	–	6,568
Total District of Columbia	–	29,318	–	29,318
Florida
Certificate of Participation/Lease	–	14,663	–	14,663
Education	–	17,707	–	17,707
General Obligation	–	39,600	–	39,600
Hospital	–	8,347	–	8,347
Housing	–	13,982	–	13,982
Industrial Development Revenue/Pollution Control Revenue	–	8,623	–	8,623
Other Revenue	–	5,320	–	5,320
Prerefunded	–	37,147	–	37,147
Special Tax	–	11,556	–	11,556
Transportation	–	7,988	–	7,988
Water & Sewer	–	14,786	1,077	15,863
Total Florida	–	179,719	1,077	180,796
Georgia
Certificate of Participation/Lease	–	3,240	–	3,240
General Obligation	–	98,036	–	98,036
Prerefunded	–	1,513	–	1,513
Special Tax	–	11,390	–	11,390
Transportation	–	11,150	–	11,150
Utility	–	4,383	–	4,383
Water & Sewer	–	37,031	–	37,031
Total Georgia	–	166,743	–	166,743
Hawaii
General Obligation	–	25,609	–	25,609
Prerefunded	–	1,343	–	1,343
Transportation	–	17,402	–	17,402
Total Hawaii	–	44,354	–	44,354
Idaho
Hospital	–	13,395	–	13,395
Illinois
Certificate of Participation/Lease	–	5,627	–	5,627
Education	–	10,367	–	10,367
General Obligation	–	109,860	–	109,860
Hospital	–	9,799	–	9,799
Other Revenue	–	2,501	–	2,501
Prerefunded	–	28,213	–	28,213
Special Tax	–	13,556	–	13,556
Transportation	–	41,294	–	41,294
Total Illinois	–	221,217	–	221,217
Indiana
Certificate of Participation/Lease	–	8,519	–	8,519
Education	–	5,416	–	5,416
Housing	–	1,725	–	1,725
Other Revenue	–	4,019	–	4,019
Prerefunded	–	5,937	–	5,937
Transportation	–	5,653	–	5,653
Total Indiana	–	31,269	–	31,269
Iowa
Housing	–	1,662	–	1,662
Prerefunded	–	6,324	–	6,324
Total Iowa	–	7,986	–	7,986
Kansas
General Obligation	–	15,373	–	15,373
Industrial Development Revenue/Pollution Control Revenue	–	5,673	–	5,673
Other Revenue	–	30,753	–	30,753
Prerefunded	–	68,327	–	68,327
Total Kansas	–	120,126	–	120,126
Kentucky
Certificate of Participation/Lease	–	22,463	–	22,463
Education	–	7,792	–	7,792
General Obligation	–	1,078	–	1,078
Hospital	–	1,096	–	1,096
Housing	–	622	–	622
Prerefunded	–	12,763	–	12,763
Transportation	–	6,417	–	6,417
Utility	–	3,143	–	3,143
Water & Sewer	–	25,560	–	25,560
Total Kentucky	–	80,934	–	80,934
Louisiana
Certificate of Participation/Lease	–	2,132	–	2,132
Education	–	2,145	–	2,145
General Obligation	–	11,477	2,434	13,911
Hospital	–	2,728	–	2,728
Housing	–	3,574	–	3,574
Other Revenue	–	14,641	–	14,641
Prerefunded	–	47,975	–	47,975
Special Tax	–	31,782	–	31,782
Transportation	–	3,209	–	3,209
Utility	–	1,675	–	1,675
Total Louisiana	–	121,338	2,434	123,772
Maine
Prerefunded	–	2,836	–	2,836
Maryland
Education	–	5,637	–	5,637
General Obligation	–	87,498	–	87,498
Prerefunded	–	8,998	–	8,998
Private Placement	–	–	5,247	5,247
Transportation	–	21,744	–	21,744
Total Maryland	–	123,877	5,247	129,124
Massachusetts
Education	–	3,129	–	3,129
General Obligation	–	5,569	–	5,569
Housing	–	4,155	–	4,155
Prerefunded	–	96,544	–	96,544
Special Tax	–	4,458	–	4,458
Transportation	–	5,732	–	5,732
Water & Sewer	–	9,119	–	9,119
Total Massachusetts	–	128,706	–	128,706
Michigan
Certificate of Participation/Lease	–	2,907	–	2,907
Education	–	4,519	–	4,519
General Obligation	–	17,893	–	17,893
Hospital	–	21,782	–	21,782
Housing	–	407	–	407
Industrial Development Revenue/Pollution Control Revenue	–	16,396	–	16,396
Other Revenue	–	6,910	–	6,910
Prerefunded	–	5,522	–	5,522
Special Tax	–	12,082	–	12,082
Utility	–	1,612	–	1,612
Water & Sewer	–	33,775	–	33,775
Total Michigan	–	123,805	–	123,805
Minnesota
General Obligation	–	52,636	–	52,636
Prerefunded	–	20,768	–	20,768
Utility	–	5,013	–	5,013
Total Minnesota	–	78,417	–	78,417
Mississippi
General Obligation	–	7,365	–	7,365
Other Revenue	–	4,455	–	4,455

Prerefunded	–	38,909	–	38,909
Total Mississippi	–	50,729	–	50,729
Missouri
General Obligation	–	3,890	–	3,890
Housing	–	9,233	–	9,233
Prerefunded	–	9,951	–	9,951
Transportation	–	26,116	–	26,116
Water & Sewer	–	16,499	–	16,499
Total Missouri	–	65,689	–	65,689
Montana
Education	–	2,867	–	2,867
Transportation	–	3,445	–	3,445
Total Montana	–	6,312	–	6,312
Nebraska
	–	13,188	–	13,188
Utility	–	8,292	–	8,292
Total Nebraska	–	21,480	–	21,480
Nevada
General Obligation	–	9,621	–	9,621
Prerefunded	–	3,101	–	3,101
Water & Sewer	–	5,695	–	5,695
Total Nevada	–	18,417	–	18,417
New Hampshire
Education	–	747	–	747
Transportation	–	3,170	–	3,170
Total New Hampshire	–	3,917	–	3,917
New Jersey
Certificate of Participation/Lease	–	24,558	–	24,558
Education	–	26,060	–	26,060
General Obligation	–	8,257	–	8,257
Industrial Development Revenue/Pollution Control Revenue	–	4,732	–	4,732
Other Revenue	–	66,621	–	66,621
Prerefunded	–	41,946	–	41,946
Special Tax	–	11,349	–	11,349
Transportation	–	9,248	–	9,248
Water & Sewer	–	5,862	–	5,862
Total New Jersey	–	198,633	–	198,633
New Mexico
Education	–	12,290	–	12,290
General Obligation	–	4,756	–	4,756
Housing	–	8,800	–	8,800
Industrial Development Revenue/Pollution Control Revenue	–	1,207	–	1,207
Other Revenue	–	8,134	–	8,134
Special Tax	–	27,601	–	27,601
Transportation	–	6,746	–	6,746
Total New Mexico	–	69,534	–	69,534
New York
Certificate of Participation/Lease	–	14,922	–	14,922
Education	–	49,518	–	49,518
General Obligation	–	47,930	–	47,930
Hospital	–	5,081	–	5,081
Housing	–	13,998	–	13,998
Other Revenue	–	166,649	–	166,649
Prerefunded	–	34,289	–	34,289
Special Tax	–	148,080	–	148,080
Transportation	–	59,453	–	59,453
Utility	–	17,707	–	17,707
Water & Sewer	–	5,755	–	5,755
Total New York	–	563,382	–	563,382
North Carolina
Certificate of Participation/Lease	–	7,728	–	7,728
General Obligation	–	84,115	–	84,115
Hospital	–	2,359	–	2,359
Housing	–	366	–	366
Industrial Development Revenue/Pollution Control Revenue	–	6,498	–	6,498
Other Revenue	–	17,543	–	17,543
Transportation	–	4,819	–	4,819
Utility	–	22,270	–	22,270
Total North Carolina	–	145,698	–	145,698
Ohio
Certificate of Participation/Lease	–	10,201	–	10,201
Education	–	1,656	–	1,656
General Obligation	–	64,957	–	64,957
Housing	–	5,181	–	5,181
Industrial Development Revenue/Pollution Control Revenue	–	5,186	–	5,186
Other Revenue	–	34,497	–	34,497
Prerefunded	–	9,057	–	9,057
Resource Recovery	–	2,057	–	2,057
Transportation	–	15,147	–	15,147
Utility	–	3,066	–	3,066
Water & Sewer	–	1,601	–	1,601
Total Ohio	–	152,606	–	152,606
Oklahoma
Education	–	17,000	–	17,000
Housing	–	1,079	–	1,079
Utility	–	1,699	–	1,699
Total Oklahoma	–	19,778	–	19,778
Oregon
Certificate of Participation/Lease	–	9,885	–	9,885
General Obligation	–	10,690	–	10,690
Industrial Development Revenue/Pollution Control Revenue	–	476	–	476
Prerefunded	–	13,111	–	13,111
Water & Sewer	–	3,869	–	3,869
Total Oregon	–	38,031	–	38,031
Pennsylvania
Education	–	9,613	–	9,613
General Obligation	–	65,691	–	65,691
Hospital	–	20,026	–	20,026
Other Revenue	–	9,995	–	9,995
Prerefunded	–	820	–	820
Transportation	–	5,309	–	5,309
Water & Sewer	–	5,135	–	5,135
Total Pennsylvania	–	116,589	–	116,589
Puerto Rico
General Obligation	–	5,878	–	5,878
Prerefunded	–	23,812	–	23,812
Special Tax	–	4,436	–	4,436
Transportation	–	2,710	–	2,710
Total Puerto Rico	–	36,836	–	36,836
South Carolina
Education	–	20,896	–	20,896
General Obligation	–	36,892	–	36,892
Hospital	–	1,524	–	1,524
Other Revenue	–	11,787	–	11,787
Prerefunded	–	11,445	–	11,445
Utility	–	9,883	–	9,883
Water & Sewer	–	4,990	–	4,990
Total South Carolina	–	97,417	–	97,417
South Dakota
Prerefunded	–	1,061	–	1,061
Tennessee
General Obligation	–	9,747	–	9,747
Utility	–	15,848	–	15,848
Total Tennessee	–	25,595	–	25,595
Texas
Certificate of Participation/Lease	–	3,316	–	3,316
Education	–	37,021	–	37,021
General Obligation	–	145,226	–	145,226
Hospital	–	20,054	–	20,054
Housing	–	21	–	21
Other Revenue	–	4,716	–	4,716
Prerefunded	–	53,524	–	53,524
Private Placement	–	–	14,994	14,994
Special Tax	–	11,151	–	11,151
Transportation	–	39,959	–	39,959
Utility	–	11,141	–	11,141
Water & Sewer	–	25,607	–	25,607
Total Texas	–	351,736	14,994	366,730
Utah
General Obligation	–	1,481	–	1,481
Prerefunded	–	6,032	–	6,032
Utility	–	3,820	–	3,820
Water & Sewer	–	10,742	–	10,742
Total Utah	–	22,075	–	22,075
Vermont
Prerefunded	–	2,219	–	2,219
Virgin Islands
Special Tax	–	482	–	482
Virginia
Education	–	9,400	–	9,400
General Obligation	–	23,024	–	23,024
Industrial Development Revenue/Pollution Control Revenue	–	15,736	–	15,736
Other Revenue	–	5,929	–	5,929
Prerefunded	–	4,734	–	4,734
Transportation	–	12,262	–	12,262
Water & Sewer	–	12,750	–	12,750
Total Virginia	–	83,835	–	83,835
Washington
General Obligation	–	12,566	–	12,566
Hospital	–	3,680	–	3,680
Other Revenue	–	12,784	–	12,784
Prerefunded	–	9,658	–	9,658
Transportation	–	1,303	–	1,303
Utility	–	35,218	–	35,218
Water & Sewer	–	1,416	–	1,416
Total Washington	–	76,625	–	76,625
West Virginia
Certificate of Participation/Lease	–	5,381	–	5,381
Education	–	13,766	–	13,766
General Obligation	–	8,537	–	8,537
Hospital	–	2,655	–	2,655
Other Revenue	–	5,507	–	5,507
Prerefunded	–	19,622	–	19,622
Transportation	–	5,165	–	5,165
Utility	–	747	–	747
Water & Sewer	–	8,269	1,479	9,748
Total West Virginia	–	69,649	1,479	71,128
Wisconsin
General Obligation	–	56,785	–	56,785
Private Placement	–	–	11,947	11,947
Water & Sewer	–	3,321	–	3,321
Total Wisconsin	–	60,106	11,947	72,053
Total Municipal Bonds	–	4,950,223	37,178	4,987,401
Short-Term Investments
Investment Companies	151,165	–	–	151,165
Total Investments in Securities	$151,165	$4,950,223	$37,178	$5,138,566

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in detremining fair value (amounts in thousands):
	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/10
Investments in Securities
Florida - Water & Sewer	$ 1,104	$ -	$ (24)	$ (3)	$ -	$ -	$ -	$ 1,077
Louisiana - General Obligation	2,413	-	3	18	-	-	-	2,434
Maryland - Private Placement	5,271	-	(18)	(6)	-	-	-	5,247
Texas - Private Placement	14,996	-	(2)	-	-	-	-	14,994
West Virginia - Certificate or Participation/Lease	302	-	(2)	6	(306)	-	-	-
West Virginia - Water & Sewer	2,478	3	1	(3)	(1,000)	-	-	1,479
Wisconsin - Other Revenue	6,937	-	(239)	-	-	-	-	6,698
Wisconsin - Private Placement	6,636	-	(137)	-	(1,250)	-	-	5,249
Total	$ 40,137	$ 3	$ (418)	$ 12	$ (2,556)	$ -	$ -	$ 37,178
Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(410,000).

JPMorgan New York Municipal Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE ($)
Daily Demand Notes — 10.5%
	New York — 10.5%
5,600	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.300%, 06/01/10	5,600
	Metropolitan Transportation Authority,
2,000	Series G, Rev., VRDO, LOC: BNP Paribas, 0.240%, 06/01/10	2,000
2,700	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.250%, 06/01/10	2,700
3,300	Subseries G-2, Rev., VRDO, LOC: BNP Paribas, 0.250%, 06/01/10	3,300
	New York City,
200	Series B2, Subseries B-5, GO, VRDO, NATL-RE, 0.250%, 06/01/10	200
800	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.280%, 06/01/10	800
1,000	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuettemberg, 0.300%, 06/01/10	1,000
700	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.250%, 06/01/10	700
17,900	Subseries A-7, GO, VRDO, AMBAC, 0.290%, 06/01/10	17,900
3,100	Subseries H-1, GO, VRDO, LOC: Dexia Credit Local, 0.270%, 06/01/10	3,100
730	Subseries H-1, GO, VRDO, LOC: Bank of New York, 0.280%, 06/01/10	730
2,500	Subseries H-2, GO, VRDO, LOC: Dexia Credit Local, 0.270%, 06/01/10	2,500
10,500	Subseries H-4, GO, VRDO, LOC: Bank of New York, 0.250%, 06/01/10	10,500
8,900	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.250%, 06/01/10	8,900
2,200	Subseries J-4, GO, VRDO, 0.250%, 06/01/10	2,200
26,300	Subseries L-3, GO, VRDO, 0.250%, 06/01/10	26,300
2,950	Subseries L-5, GO, VRDO, 0.280%, 06/01/10	2,950
13,050	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/01/10	13,050
1,500	New York City Municipal Water Finance Authority, Series F, Subseries F-2, Rev., VRDO, 0.270%, 06/01/10	1,500
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
650	Series BB-1, Rev., VRDO, 0.270%, 06/01/10	650
2,950	Series BB-2, Rev., VRDO, 0.250%, 06/01/10	2,950
5,865	Series CC-1, Rev., VRDO, 0.250%, 06/01/10	5,865
	New York City Municipal Water Finance Authority, Water & Sewer Systems,
400	Series C, Rev., VRDO, 0.270%, 06/01/10	400
6,900	Subseries B-3, Rev., VRDO, 0.250%, 06/01/10	6,900
	New York City Transitional Finance Authority, Future Tax Secured,
900	Series B, Rev., VRDO, 0.280%, 06/01/10	900
5,050	Series C, Rev., VRDO, 0.250%, 06/01/10	5,050
210	Subseries C-4, Rev., VRDO, 0.270%, 06/01/10	210
1,300	Subseries C-5, Rev., VRDO, 0.250%, 06/01/10	1,300
3,180	New York City Transitional Finance Authority, New York City Recovery, Series 3, Subseries 3-H, Rev., VRDO, 0.250%, 06/01/10	3,180
	New York City, Fiscal 2008,
8,490	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thueringen, 0.300%, 06/01/10	8,490
650	Subseries J-8, GO, VRDO, LOC: Landesbank Baden-Wuettemberg, 0.300%, 06/01/10	650
5,800	New York Mortgage Agency, Series 142, Rev., VRDO, AMT, 0.310%, 06/01/10	5,800
685	New York State Dormitory Authority, Oxford University Press, Inc., Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.280%, 06/01/10	685
	Trust for Cultural Resources, Lincoln Center,
3,800	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/01/10	3,800
250	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/01/10	250

	Total Daily Demand Notes (Cost $153,010)	153,010
Municipal Bonds — 12.7%
	New York — 12.7%
10,000	Amsterdam Enlarged City School District, GO, BAN, 2.000%, 06/25/10	10,004
	Board of Cooperative Educational Services for the Sole Supervisory District,
10,500	Rev., RAN, 1.750%, 06/17/10	10,501
6,200	Rev., RAN, 2.000%, 06/18/10	6,202
6,900	Board of Cooperative Educational Services of Second Supervisory District Westchester, Rev., RAN, 2.000%, 06/30/10	6,902
6,600	Broome County, GO, BAN, 1.500%, 06/08/10	6,600
9,715	Cheektowaga-Maryvale Union Free School District, GO, BAN, 1.750%, 12/22/10	9,769
29,337	City of Albany, GO, BAN, 1.250%, 07/09/10	29,358
12,453	City of Auburn, GO, BAN, 1.500%, 06/04/10	12,453
1,632	City of Syracuse, Series A, GO, BAN, 1.750%, 06/18/10	1,632
6,390	Cohoes City School District, GO, BAN, 1.500%, 06/24/10	6,393
	Elmira City School District,
10,000	GO, BAN, 1.500%, 02/17/11	10,053
7,918	GO, BAN, 1.750%, 10/20/10	7,936
2,700	Harrisville Central School District, GO, BAN, 1.500%, 06/29/10	2,702
13,820	Jamestown City School District, GO, BAN, 1.750%, 04/13/11	13,904
15,000	Metropolitan Transportation Authority, RAN, 2.000%, 12/31/10	15,141
5,622	Sherman Central School District, GO, BAN, 1.625%, 06/17/10	5,623
9,000	South Jefferson Central School District, GO, BAN, 1.750%, 07/02/10	9,002
11,385	Town of Poughkeepsie, GO, BAN, 1.250%, 03/18/11	11,433
5,860	Village of Solvay, GO, BAN, 1.500%, 02/10/11	5,877
5,210	Westmoreland Central School District, GO, BAN, 1.500%, 06/17/10	5,210

	Total Municipal Bonds (Cost $186,695)	186,695
Weekly Demand Notes — 76.7%
	New York — 76.7%
7,720	Albany County Airport Authority, Series A, Rev., VRDO, AMT, LOC: Bank Of America N.A., 0.320%, 06/02/10 (m)	7,720
7,455	Albany Industrial Development Agency, Albany College of Pharmacy, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.270%, 06/02/10	7,455
	Austin Trust Various States,
650	Series 2008-1064, GO, VRDO, LIQ: Bank of America N.A., 0.290%, 06/02/10	650
1,300	Series 2008-1067, Rev., VRDO, GO, LIQ: Bank of America N.A., 0.360%, 06/02/10	1,300
8,955	Series 2008-3004X, Class R, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.320%, 06/02/10	8,955
4,750	Series 2008-3006X, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.320%, 06/02/10	4,750
15,775	Dutchess County IDA, Marist College Civic Facilities, Series A, Rev., VRDO, LOC: TD Bank N.A., 0.270%, 06/02/10	15,775
9,685	Eclipse Funding Trust, Solar Eclipse, Series 2006-0117, Class N, Rev., VRDO, AGM, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	9,685
225	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	225
2,435	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/02/10	2,435
	Eclipse Funding Trust, Solar Eclipse, New York,
8,160	Series 2006-0029, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	8,160
15,160	Series 2006-0045, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 06/02/10	15,160
1,745	Franklin County Industrial Development Agency, Trudeau Institute Inc. Project, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.400%, 06/02/10	1,745
	Long Island Power Authority, Electric Systems,
7,125	Series J, Rev., VRDO, AGM, 0.350%, 06/02/10	7,125
1,000	Series L, Rev., VRDO, AGM, 0.330%, 06/02/10	1,000
600	Long Island Power Authority, Electric Systems, EAGLE, Series 2006-0051, Class A, Rev., VRDO, BHAC, LIQ: Helaba, 0.300%, 06/03/10	600
	Metropolitan Transportation Authority,
15,300	Series A, Rev., VRDO, AGM, 0.320%, 06/02/10	15,300
25,000	Series B, Rev., VRDO, AGM, 0.300%, 06/02/10	25,000
11,385	Series ROCS-RR-II-R-12299, Rev., VRDO, BHAC-CR, MBIA, 0.300%, 06/03/10 (e)	11,385
1,595	Subseries B-3, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.310%, 06/02/10	1,595
22,700	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.280%, 06/02/10	22,700
2,200	Subseries E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 0.270%, 06/02/10	2,200
6,150	Nassau County Interim Finance Authority, Sales Tax Secured, Series E, Rev., VRDO, LIQ: BNP Paribas, 0.280%, 06/02/10	6,150
	New York City,
2,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.310%, 06/03/10	2,000
3,800	Series F-5, GO, VRDO, LOC: Bayerische Landesbank, 0.290%, 06/02/10	3,800
2,000	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.200%, 06/02/10	2,000
2,200	Series H, Subseries H-6, GO, VRDO, NATL-RE, 0.290%, 06/02/10	2,200
8,700	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.290%, 06/02/10	8,700
10,800	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.250%, 06/02/10	10,800
6,800	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.250%, 06/02/10	6,800
6,150	Subseries A-6, GO, VRDO, LOC: Helaba, 0.200%, 06/02/10	6,150
6,900	Subseries A-6, GO, VRDO, LOC: Landesbank Baden-Wuettemberg, 0.270%, 06/02/10	6,900
3,550	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.290%, 06/02/10	3,550
6,800	Subseries C-3, GO, VRDO, LOC: BNP Paribas, 0.190%, 06/02/10	6,800
4,250	Subseries C-4, GO, VRDO, LOC: BNP Paribas, 0.250%, 06/02/10	4,250
2,000	Subseries F-3, GO, VRDO, LOC: Royal Bank of Scotland, 0.250%, 06/02/10	2,000
4,000	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.250%, 06/02/10	4,000
11,530	Subseries H-2, GO, VRDO, LOC: Bank of New York, 0.240%, 06/02/10	11,530
3,145	Subseries H-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.250%, 06/02/10	3,145
17,915	Subseries H-3, GO, VRDO, LOC: Bank of New York, 0.160%, 06/02/10	17,915
3,125	New York City Capital Resources Corp., Loan Enhanced Assistance, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/03/10	3,125
11,400	New York City Health & Hospital Corp., Health Systems, Series B, Rev., VRDO, LOC: TD Bank N.A., 0.180%, 06/02/10	11,400
	New York City Housing Development Corp., Multi-Family Housing,
6,900	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	6,900
2,950	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 06/03/10 (e)	2,950
3,400	New York City Housing Development Corp., Multi-Family Housing, 100 Jane Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.300%, 06/02/10	3,400
13,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.350%, 06/02/10	13,000
15,000	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 06/02/10	15,000
11,900	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 06/02/10	11,900
2,970	New York City Housing Development Corp., Multi-Family Housing, Brittany Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	2,970
5,000	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	5,000
200	New York City Housing Development Corp., Multi-Family Housing, Lyric Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	200
5,000	New York City Housing Development Corp., Multi-Family Housing, Marseilles Apartments, Series A, Rev., VRDO, LOC: Citibank N.A., 0.260%, 06/02/10	5,000
4,760	New York City Housing Development Corp., Multi-Family Housing, Ogden Ave. Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 06/02/10	4,760
7,840	New York City Housing Development Corp., Multi-Family Housing, Peter Cintron Apartments, Series C, Rev., VRDO, LOC: FNMA, 0.310%, 06/02/10	7,840
2,200	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 06/02/10	2,200
300	New York City Housing Development Corp., Multi-Family Housing, Tribeca Tower, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.310%, 06/02/10	300
3,300	New York City Housing Development Corp., Multi-Family Housing, West 43rd Street Development, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.300%, 06/02/10	3,300
4,470	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.250%, 06/02/10	4,470
9,000	New York City Industrial Development Agency, Grace Church School Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.260%, 06/03/10	9,000
17,600	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.280%, 06/03/10	17,600
4,400	New York City Industrial Development Agency, New York Congregational Nursing, Series A, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.270%, 06/02/10	4,400
	New York City Transitional Finance Authority,
10,000	Series N-11, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 06/03/10	10,000
9,900	Series ROCS-RR-II-R-11420, Rev., VRDO, AGM-CR FGIC , LIQ: Citibank N.A., 0.300%, 06/03/10	9,900
8,470	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.200%, 06/02/10	8,470
1,100	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.300%, 06/03/10	1,100
	New York City Transitional Finance Authority, Future Tax Secured,
600	Series A-2, Rev., VRDO, 0.250%, 06/02/10	600
10,400	Subseries F-5, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.230%, 06/02/10	10,400
	New York City Transitional Finance Authority, New York City Recovery,
22,135	Series 1, Subseries 1E, Rev., VRDO, LIQ: Bayerische Landesbank, 0.280%, 06/02/10	22,135
1,975	Series 3, Subseries 3-C, Rev., VRDO, 0.350%, 06/02/10	1,975
21,725	Series 3, Subseries 3-D, Rev., VRDO, 0.350%, 06/02/10	21,725
	New York City, Fiscal 2008,
7,950	Subseries D-3, GO, VRDO, 0.230%, 06/02/10	7,950
11,825	Subseries J-7, GO, VRDO, LOC: Landesbank Baden-Wuettemberg, 0.330%, 06/02/10	11,825
12,850	Subseries J-9, GO, VRDO, 0.240%, 06/02/10	12,850
6,530	Subseries J-10, GO, VRDO, 0.270%, 06/02/10	6,530
14,150	Subseries J-11, GO, VRDO, 0.330%, 06/02/10	14,150
	New York Liberty Development Corp.,
5,000	Series 1207, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 06/03/10	5,000
7,914	Series 1251, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.310%, 06/03/10	7,914
19,080	Series 2613, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10	19,080
	New York Local Government Assistance Corp.,
950	Series C, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.220%, 06/02/10	950
3,500	Series D, Rev., VRDO, LOC: Societe Generale, 0.270%, 06/02/10	3,500
9,750	Series F, Rev., VRDO, LOC: Societe Generale, 0.250%, 06/02/10	9,750
7,800	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 0.300%, 06/02/10	7,800
120	Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.320%, 06/02/10	120
3,350	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.350%, 06/03/10 (e)	3,350
	New York State Dormitory Authority,
9,240	Series ROCS-RR-II-R-11559, Rev., VRDO, BHAC-CR AGC, LIQ: Citibank N.A., 0.300%, 06/03/10	9,240
6,175	Series ROCS-RR-II-R-11816, Rev., VRDO, LIQ: Citibank N.A., 0.330%, 06/03/10 (e)	6,175
8,000	Series ROCS-RR-II-R-11843, Rev., VRDO, BHAC-CR, LIQ: Citibank N.A., 0.300%, 06/03/10 (e)	8,000
13,020	Series ROCS-RR-II-R-4122, Rev., VRDO, LIQ: Citigroup Financial Products, 0.320%, 06/03/10 (e)	13,020
10,000	New York State Dormitory Authority, City University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	10,000
15,680	New York State Dormitory Authority, EAGLE, Series 2006-0138, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 06/03/10	15,680
	New York State Dormitory Authority, Mental Health Services,
11,900	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.250%, 06/03/10	11,900
12,000	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.250%, 06/03/10	12,000
5,805	New York State Dormitory Authority, Municipal Securities Trust Receipts, Series SGA-132, Rev., VRDO, LIQ: Societe Generale, 0.300%, 06/02/10	5,805
18,315	New York State Dormitory Authority, New York Library, Series A, Rev., VRDO, LOC:TD Bank N.A., 0.180%, 06/02/10	18,315
2,500	New York State Dormitory Authority, Northern Westchester Association, Rev., VRDO, LOC: TD Bank N.A., 0.230%, 06/02/10	2,500
7,000	New York State Dormitory Authority, Rockefeller University, Series A, Rev., VRDO, 0.160%, 06/02/10	7,000
3,445	New York State Dormitory Authority, Samaritan Medical Center, Series B, Rev., VRDO, LOC: HSBC Bank USA N.A., 0.260%, 06/02/10	3,445
12,000	New York State Dormitory Authority, St. Johns University, Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.180%, 06/02/10	12,000
3,820	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.280%, 06/02/10	3,820
	New York State Housing Finance Agency,
2,000	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	2,000
6,000	Series E, Rev., VRDO, LOC: BNP Paribas, 0.250%, 06/02/10	6,000
16,100	Series M-1, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	16,100
700	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	700
	New York State Housing Finance Agency, 101 West End,
9,750	Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 06/02/10	9,750
5,000	New York State Housing Finance Agency, 125 West 31st Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	5,000
4,500	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/02/10	4,500
10,000	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.340%, 06/02/10	10,000
2,000	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.300%, 06/02/10	2,000
	New York State Housing Finance Agency, 250 West 93rd Street,
1,400	Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.300%, 06/02/10	1,400
700	Series 2005-B, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.360%, 06/02/10	700
	New York State Housing Finance Agency, 345 East 94th Street Housing,
13,100	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/02/10	13,100
9,400	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/02/10	9,400
6,100	New York State Housing Finance Agency, 350 West 43rd Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.360%, 06/02/10	6,100
	New York State Housing Finance Agency, 360 West 43rd Street,
11,050	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	11,050
400	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.370%, 06/02/10	400
24,100	New York State Housing Finance Agency, 600 West 42nd Street, Series A, Rev., VRDO, LOC: Bank of New York, 0.280%, 06/02/10	24,100
2,700	New York State Housing Finance Agency, 70 Battery Place Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	2,700
12,000	New York State Housing Finance Agency, Avalon Bowery Place ll, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.340%, 06/02/10	12,000
3,450	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	3,450
4,085	New York State Housing Finance Agency, Clarkston, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 06/02/10	4,085
1,150	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 06/02/10	1,150
10,000	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.270%, 06/02/10	10,000
5,800	New York State Housing Finance Agency, Kew Gardens Hills Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	5,800
6,800	New York State Housing Finance Agency, McCarthy Manor Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.370%, 06/02/10	6,800
3,900	New York State Housing Finance Agency, Multi-Family Housing, Second Mortgage, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 06/02/10	3,900
6,990	New York State Housing Finance Agency, Normandie Court I Project, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.320%, 06/02/10	6,990
4,955	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/02/10	4,955
3,820	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.300%, 06/02/10	3,820
	New York State Housing Finance Agency, Theater Row,
13,500	Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 06/02/10	13,500
3,400	New York State Housing Finance Agency, Tribeca, Series A, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.250%, 06/02/10	3,400
12,585	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thueringen, 0.260%, 06/02/10	12,585
17,750	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	17,750
5,000	New York State Housing Finance Agency, Victory Housing, Series 2001-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 06/02/10	5,000
6,700	New York State Housing Finance Agency, Warren Knolls Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	6,700
5,700	New York State Housing Finance Agency, West Haverstraw Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	5,700
	New York State Housing Finance Agency, Worth Street,
5,700	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	5,700
	New York State Urban Development Corp., Various State Facilities,
21,165	Series A3C, Rev., VRDO, 0.340%, 06/02/10	21,165
5,000	Series A3D, Rev., VRDO, 0.340%, 06/02/10	5,000
20,000	Nuveen Insured, 0.410%, 06/03/10	20,000
2,595	Oneida County IDA, Rev., VRDO, LOC: NBT Bank N.A., 0.280%, 06/02/10	2,595
1,265	Oneida County IDA, Industrial Development, Oriskany, Rev., VRDO, LOC: NBT Bank N.A., 0.280%, 06/02/10	1,265
3,550	Onondaga County IDA, Albany Molecular Research Project, Rev., VRDO, LOC: Fleet National Bank, 0.420%, 06/02/10	3,550
9,665	Port Authority of New York & New Jersey, Series ROCS-RR-II-R-11770, Rev., VRDO, LIQ: Citibank N.A., 0.350%, 06/03/10 (e)	9,665
5,000	Puttable Floating Option Tax-Exempt Receipts, Series 4645, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.290%, 06/02/10 (e)	5,000
3,395	Rockland County Industrial Development Agency, Jawonio Inc. Project, Rev., VRDO, LOC: TD Banknorth N.A., 0.220%, 06/02/10	3,395
5,000	Seneca County Industrial Development Agency, Seneca Meadows, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	5,000
5,315	Suffolk County IDA, Guide Dog Foundation, Inc., Rev., VRDO, LOC: Bank of New York, 0.280%, 06/02/10	5,315
	Triborough Bridge & Tunnel Authority,
155	Series A, Rev., VRDO, 0.300%, 06/02/10	155
9,995	Series ROCS-II-R-194, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 06/03/10	9,995
7,060	Subseries B-3, Rev., VRDO, 0.300%, 06/02/10	7,060
2,675	Subseries B-4, Rev., VRDO, 0.280%, 06/02/10	2,675
800	Trust for Cultural Resources, Alvin Ailey Dance Foundation, Rev., VRDO, LOC: Citibank N.A., 0.260%, 06/02/10	800
3,300	Trust for Cultural Resources, WNYC Radio, Inc., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 06/02/10	3,300
500	Westchester County IDA, Banksville Independent Fire Co., Series B, Rev., VRDO, LOC: Bank of New York, 0.280%, 06/02/10	500
4,020	Westchester County IDA, Community Housing Innovations, Inc., Rev., VRDO, LOC: Bank of New York, 0.280%, 06/03/10	4,020
5,700	Westchester County IDA, Northern Westchester Hospital, Rev., VRDO, LOC: Commerce Bank N.A., 0.250%, 06/02/10	5,700

	Total Weekly Demand Notes (Cost $1,124,739)	1,124,739
	Total Investments — 99.9% (Cost $1,464,444) *	1,464,444
	Other Assets in Excess of Liabilities — 0.1%	1,605
	NET ASSETS — 100.0%	$1,466,049

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GO	—	General Obligation
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2010.

(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$—	$1,464,444	$—	$1,464,444

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings.

JPMorgan New York Tax Free Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.6%
	California — 0.6%
	General Obligation — 0.4%
2,000	Pasadena Area Community College District, Election of 2002, Series C, GO, AMBAC, Zero Coupon, 08/01/11	1,985
2,500	Santa Monica Community College District, Election of 2007, Series C, GO, NATL-RE, FGIC, Zero Coupon, 08/01/13	2,333

		4,318
	Water & Sewer — 0.2%
1,500	Metropolitan Water District of Southern California, Series B, Rev., 5.000%, 07/01/18	1,697

	Total California	6,015

	Colorado — 0.3%
	Transportation — 0.3%
3,000	Denver City & County Apartments, Series B, Rev., AMT, NATL-RE, FGIC, 5.000%, 11/15/11	3,176

	District of Columbia — 0.2%
	Certificate of Participation/Lease — 0.2%
1,500	District of Columbia, COP, NATL-RE, FGIC, 5.000%, 01/01/16	1,616

	Florida — 0.1%
	Water & Sewer — 0.1%
975	Sunrise Excise Tax & Special Assessment, Utilities Systems, Series A, Rev., AMBAC, 5.500%, 10/01/15 (f) (i)	1,066

	Hawaii — 0.1%
	Water & Sewer — 0.1%
800	Honolulu City & County Board of Water Supply, Series B, Rev., AMT, NATL-RE, 5.250%, 07/01/16	858

	Louisiana — 0.2%
	General Obligation — 0.2%
1,500	City of Shreveport, Series B, GO, NATL-RE, 5.250%, 03/01/17	1,700

	Massachusetts — 0.8%
	Prerefunded — 0.6%
5,000	Massachusetts Bay Transportation Authority, Assessment, Series A, Rev., 5.000%, 07/01/14 (p)	5,741

	Special Tax — 0.2%
2,000	Massachusetts Bay Transportation Authority, Capital Appreciation, Series A-2, Rev., Zero Coupon, 07/01/17	1,277

	Total Massachusetts	7,018

	Michigan — 0.2%
	Housing — 0.2%
2,115	Michigan State Housing Development Authority, Series A, Rev., AMT, 4.250%, 12/01/11	2,168

	New Jersey — 0.6%
	Other Revenue — 0.6%
	Hudson County Improvement Authority, Capital Appreciation,
1,105	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/17	822
1,435	Series A-1, Rev., NATL-RE, Zero Coupon, 12/15/18	1,001
3,500	New Jersey EDA, Motor Vehicle, Series A, Rev., NATL-RE, 5.250%, 07/01/14	3,897

	Total New Jersey	5,720

	New York — 91.7%
	Certificate of Participation/Lease — 8.8%
2,490	Erie County Industrial Development Agency, City of Buffalo Project, Rev., COP, AGM, 5.000%, 05/01/13	2,754
1,000	New York City Transit Authority, Metropolitan Transportation Authority, Triborough Bridge & Tunnel, Series A, COP, AMBAC, 5.625%, 07/06/10	1,013
1,230	New York State Dormitory Authority, Series A, Rev., COP, NATL-RE, FGIC, 5.000%, 07/01/13	1,301
2,900	New York State Dormitory Authority, City University System, 5th Generation, Series B, Rev., COP, 6.000%, 07/01/14	3,145
	New York State Dormitory Authority, City University System, CONS,
3,565	Series A, Rev., COP, AGM-CR, 5.750%, 07/01/13	3,763
13,000	Series A, Rev., COP, AMBAC-TCRS, 5.750%, 07/01/13	13,721
2,160	Series A, Rev., COP, NATL-RE, MBIA-IBC, Bank of New York, 6.000%, 07/01/20	2,520
1,295	New York State Dormitory Authority, Master Boces Program, Series A, Rev., COP, AGM, 5.000%, 08/15/11	1,364
1,000	New York State Dormitory Authority, Mental Health Services, Facilities Improvement, Rev., COP, 5.375%, 02/15/19	1,116
2,335	New York State Dormitory Authority, Mental Health Services, Unrefunded Balance, Series B, Rev., COP, 6.000%, 08/15/16	2,649
875	New York State Dormitory Authority, School Districts Financing Program, Series F, Rev., COP, NATL-RE, 6.500%, 10/01/20	1,019
1,520	New York State Dormitory Authority, Service Contract, Child Care Facilities, Series A, Rev., COP, 5.375%, 04/01/12	1,637
605	New York State Dormitory Authority, Special Act School Districts Program, Rev., COP, NATL-RE, 5.300%, 07/06/10	613
1,825	New York State Dormitory Authority, State University Additional Facilities, Series C, Rev., COP, AGM, 5.750%, 05/15/17	2,178
	New York State Dormitory Authority, State University Educational Facilities,
2,250	Rev., COP, NATL-RE, 6.000%, 07/06/10	2,282
3,725	Series A, Rev., COP, NATL-RE, FGIC-TCRS, 5.500%, 05/15/13	3,975
5,000	Series A, Rev., COP, NATL-RE-IBC, 5.250%, 05/15/15	5,572
1,050	Series A, Rev., COP, NATL-RE-IBC, Bank of New York, 5.250%, 05/15/21	1,174
1,500	New York State Urban Development Corp., Series D, Rev., COP, 5.375%, 01/01/19	1,695
3,045	New York State Urban Development Corp., Correctional Capital Facilities, Series A, Rev., COP, AGM, 5.250%, 01/01/14	3,255
2,000	New York State Urban Development Corp., Correctional Facilities, Series A, Rev., COP, AMBAC-TCRS, 5.500%, 01/01/14	2,126
	New York State Urban Development Corp., Service Contract,
3,500	Series A, Rev., COP, AGM, 5.000%, 01/01/18	4,005
3,000	Series B, Rev., COP, 5.250%, 07/01/18	3,235
2,000	Series B, Rev., COP, 5.250%, 07/01/18	2,193
7,000	Series C, Rev., COP, 5.000%, 07/01/18	7,440
	New York State Urban Development Corp., State Facilities,
1,000	Rev., COP, 5.600%, 04/01/15	1,100
5,450	Rev., COP, NATL-RE, MBIA-IBC, 5.750%, 04/01/11	5,687
1,345	New York State Urban Development Corp., Unrefunded Balance, Series A, Rev., VAR, COP, 5.500%, 01/01/11	1,383

		83,915
	Education — 7.0%
1,020	Allegany County Industrial Development Agency, Alfred University, Civic Facilities, Rev., NATL-RE, 5.250%, 07/06/10	1,027
	Amherst Industrial Development Agency, Faculty-Student Housing Corp.,
1,175	Series A, Rev., AMBAC, 5.500%, 08/01/11 (f) (i)	1,225
1,000	Series B, Rev., AMBAC, 5.500%, 11/01/11 (f) (i)	1,043
1,290	Series B, Rev., AMBAC, 5.750%, 08/01/10	1,321
	New York City Transitional Finance Authority, Fiscal Year 2009,
2,800	Series S-3, Rev., 5.250%, 01/15/19	3,077
2,000	Series S-5, Rev., 5.000%, 01/15/19	2,248
4,875	Series S-5, Rev., 5.000%, 01/15/19	5,426
1,000	New York Mortgage Agency, Higher Education, Rev., 4.000%, 11/01/14	1,057
115	New York State Dormitory Authority, Canisius College, Rev., NATL-RE, 4.950%, 07/01/11	118
2,500	New York State Dormitory Authority, City University System, 5th Generation, Rev., NATL-RE-IBC, 5.000%, 07/01/16	2,688
	New York State Dormitory Authority, Cornell University,
1,000	Series A, Rev., 5.000%, 07/01/19	1,131
1,180	Series A, Rev., 5.000%, 07/01/19	1,324
2,000	Series A, Rev., 5.000%, 07/01/19	2,232
5,000	New York State Dormitory Authority, Education, Series A, Rev., 5.000%, 03/15/19	5,614
1,000	New York State Dormitory Authority, Fordham University, Rev., AMBAC, 5.000%, 07/01/14	1,103
95	New York State Dormitory Authority, Long Island University, Unrefunded Balance, Rev., RADIAN, 5.000%, 07/06/10	97
1,770	New York State Dormitory Authority, Manhattan College, Rev., RADIAN, 5.500%, 07/01/10	1,776
	New York State Dormitory Authority, New York University,
500	Series 1, Rev., AMBAC, 5.500%, 07/01/14	576
1,455	Series 1, Rev., AMBAC, 5.500%, 07/01/18	1,714
1,730	Series 1, Rev., AMBAC, 5.500%, 07/01/21	2,063
1,000	Series 1, Rev., AMBAC, 5.500%, 07/01/22	1,191
2,900	Series 1, Rev., AMBAC, 5.500%, 07/01/23	3,466
1,570	Series 1, Rev., AMBAC, 5.500%, 07/01/24	1,880
2,280	Series 1, Rev., AMBAC, 5.500%, 07/01/25	2,739
8,360	Series A, Rev., AMBAC, 5.750%, 07/01/13	9,519
1,200	Series A, Rev., NATL-RE, 5.750%, 07/01/11	1,267
1,000	Series A, Rev., NATL-RE, 5.750%, 07/01/15	1,175
3,500	Series A, Rev., NATL-RE, 5.750%, 07/01/16	4,130
1,000	New York State Dormitory Authority, School Districts Financing Program, Series A, Rev., AGC, 5.000%, 10/01/19	1,091
1,235	New York State Dormitory Authority, Siena College, Rev., NATL-RE, 5.000%, 07/01/11	1,292
1,830	New York State Dormitory Authority, State University Dormitory Facilities, Rev., 5.000%, 07/01/17	2,050

		66,660
	General Obligation — 18.2%
2,380	Arlington Central School District, Series A, GO, 5.000%, 05/15/19	2,728
	Brockport Central School District,
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/13	1,883
1,100	GO, NATL-RE, FGIC, 5.500%, 06/15/14	1,277
1,660	GO, NATL-RE, FGIC, 5.500%, 06/15/15	1,958
685	GO, NATL-RE, FGIC, 5.750%, 06/15/17	822
450	Bronxville Union Free School District, GO, 5.250%, 10/15/10	459
	Burnt Hills-Ballston Lake Central School District,
95	GO, NATL-RE, FGIC, 5.400%, 07/06/10	96
50	GO, NATL-RE, FGIC, 5.500%, 07/06/10	51
60	GO, NATL-RE, FGIC, 5.500%, 07/06/10	61
1,000	Canandaigua City School District, Series A, GO, AGM, 5.375%, 04/01/12	1,084
	Clarkstown Central School District,
605	GO, AGM, 5.000%, 04/15/13	676
255	GO, AGM, 5.250%, 04/15/14	290
	Cleveland Hill Union Free School District, Unrefunded Balance,
570	GO, NATL-RE, FGIC, 5.500%, 07/06/10	578
1,650	Erie County, Public Improvement, Series A, GO, NATL-RE, FGIC, 5.000%, 09/01/12 (f) (i)	1,700
285	Fayetteville-Manlius Central School District, GO, NATL-RE, FGIC, 5.000%, 06/15/12	310
	Genesee Country, Public Improvement,
1,350	GO, 4.000%, 04/15/14	1,480
1,000	GO, 4.000%, 04/15/15	1,098
	Goshen Central School District,
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/16	1,210
1,050	GO, NATL-RE, FGIC, 5.000%, 06/15/17	1,213
1,000	GO, NATL-RE, FGIC, 5.000%, 06/15/19	1,158
1,240	Half Hollow Hills Central School District, GO, XLCA, 5.000%, 06/15/18	1,452
1,665	Hewlett-Woodmere Union Free School District, GO, 4.000%, 11/01/18	1,711
1,000	Ilion Central School District, Series B, GO, NATL-RE, FGIC, 5.000%, 06/15/12	1,088
	Mahopac Central School District,
805	Series B, GO, NATL-RE, 5.600%, 06/15/10	815
	Monroe County, Public Improvement,
1,050	GO, 6.000%, 03/01/13	1,171
1,030	GO, NATL-RE, FGIC, 5.000%, 03/01/12	1,075
100	GO, NATL-RE, FGIC, 5.000%, 03/01/12	103
335	GO, NATL-RE-IBC, 6.000%, 03/01/15	388
1,000	GO, NATL-RE-IBC, 6.000%, 03/01/18	1,177
280	Monroe Woodbury Central School District, GO, AGM, 5.000%, 04/15/14	319
	Nassau County,
2,160	Series A, GO, AGC, 5.000%, 05/01/17	2,499
4,920	Series A, GO, AGC, 5.000%, 05/01/19	5,555
4,280	Series C, GO, AGC, 5.000%, 10/01/19	4,786
1,000	Series C, GO, AGM, 5.000%, 07/01/18	1,118
2,000	Series E, GO, AGC, 4.000%, 06/01/15	2,210
2,000	Series F, GO, 5.000%, 10/01/19	2,296
	New Rochelle City School District,
1,100	GO, AGC, 5.000%, 12/01/15	1,273
450	Series A, GO, AGM, 5.000%, 12/15/10	462
	New York City,
3,000	Series A-1, GO, 5.250%, 08/15/18	3,336
4,000	Series B, GO, NATL-RE, FGIC-TCRS, 5.750%, 08/01/12	4,383
3,000	Series C, GO, 5.000%, 01/01/17	3,305
2,000	Series C, GO, 5.000%, 08/01/17	2,283
2,000	Series C, GO, 5.000%, 08/01/19	2,298
2,000	Series C, GO, 5.000%, 08/01/19	2,243
2,000	Series C, GO, 5.000%, 08/01/19	2,220
5,000	Series D, GO, 5.000%, 02/01/17	5,676
5,000	Series E, GO, AGM, 5.000%, 11/01/14	5,469
2,640	Series E, GO, NATL-RE-IBC, 5.750%, 08/01/12	2,914
2,500	Series G, GO, 5.000%, 12/01/14	2,767
3,000	Series G, GO, 5.000%, 02/01/16	3,285
3,000	Series H, GO, 5.000%, 08/01/14	3,342
2,000	Series H-1, GO, 5.125%, 03/01/19	2,200
5,000	Series J, GO, NATL-RE, 5.250%, 05/15/14	5,571
1,000	Series J, Sub Series J-1, GO, AGM, 5.000%, 06/01/16	1,094
2,500	Series P, GO, NATL-RE, 5.000%, 08/01/15	2,797
2,000	Sub Series B-1, GO, 5.250%, 09/01/18	2,201
3,000	Sub Series B-1, GO, 5.250%, 09/01/18	3,323
3,535	Sub Series F-1, GO, XLCA, 5.000%, 09/01/15	3,889
1,000	Sub Series J-1, GO, 5.000%, 05/15/19	1,094
3,000	Sub Series L-1, GO, 5.000%, 04/01/18	3,289
4,330	Sub Series L-1, GO, 5.000%, 04/01/18	4,661
4,000	New York City, Fiscal Year 2008, Series A-1, GO, 5.000%, 08/01/17	4,511
440	Niagara County, Public Improvement, GO, NATL-RE, 5.750%, 07/15/14	515
545	Ogdensburg Enlarged City School District, GO, NATL-RE, 4.500%, 06/15/11	565
1,010	Oneida County, GO, NATL-RE, FGIC, 5.500%, 03/15/11	1,051
	Onondaga County,
3,050	Series A, GO, 5.000%, 03/01/19	3,443
4,630	Series A, GO, 5.250%, 05/15/11	4,884
	Onondaga County, Unrefunded Balance,
975	Series A, GO, 5.000%, 05/01/11	1,018
580	Series A, GO, 5.000%, 05/01/12	629
1,960	Series A, GO, 5.000%, 05/01/12	2,123
1,565	Series A, GO, 5.250%, 05/15/11	1,655
870	Orange County, GO, 3.000%, 07/01/14	927
1,500	Oyster Bay, Public Improvement, Series A, GO, 5.000%, 02/15/16	1,748
775	Red Creek Central School District, GO, AGM, 5.500%, 06/15/12	838
	State of New York,
2,000	Series A, GO, 3.000%, 03/01/16	2,095
5,000	Series A, GO, 5.000%, 02/15/19	5,480
4,000	Series C, GO, 5.000%, 04/15/15	4,498
6,260	Series C, GO, 5.000%, 04/15/15	7,083
	Suffolk County, Public Improvement,
1,150	Series B, GO, 4.500%, 11/01/14	1,293
2,675	Series C, GO, 4.000%, 10/15/19	2,849
1,550	Series C, GO, NATL-RE, 5.250%, 07/15/12	1,685
1,215	Series C, GO, NATL-RE, 5.250%, 07/15/12	1,321
1,085	Webster Central School District, Series B, GO, AGM, 4.250%, 10/01/14	1,214

		174,695
	Hospital — 2.8%
3,000	New York State Dormitory Authority, FHA Insured Mortgage Montefiore Hospital, Rev., 5.000%, 02/01/18	3,195
410	New York State Dormitory Authority, FHA Insured Mortgage Nursing Home, Series A, Rev., NATL-RE, 5.500%, 08/01/10	417
2,305	New York State Dormitory Authority, Long Island Jewish Medical Center, Series A, Rev., 5.000%, 11/01/16	2,459
	New York State Dormitory Authority, Memorial Sloan Kettering Cancer Center,
1,000	Series C, Rev., NATL-RE, 5.500%, 07/01/23	1,141
370	Series C, Rev., NATL-RE, 5.750%, 07/01/19	444
4,875	Sub Series A2, Rev., 5.000%, 07/01/18	5,233
3,000	New York State Dormitory Authority, Municipal Health Facility, Series 2, Sub Series 2, Rev., 5.000%, 01/15/18	3,222
	Westchester County Healthcare Corp., County Guaranteed,
2,870	Sub Series B, Rev., 5.200%, 11/01/10	2,921
8,115	Sub Series B, Rev., 5.250%, 11/01/10	8,261

		27,293
	Housing — 0.6%
2,000	New York City Housing Development Corp., Capital Funding Program, Series A, Rev., NATL-RE, FGIC, 5.000%, 07/01/15	2,166
	New York Mortgage Agency, Homeowner Mortgage,
1,000	Series 143, Rev., AMT, 4.750%, 04/01/17	1,008
2,485	Series 156, Rev., 5.000%, 10/01/18	2,607

		5,781
	Industrial Development Revenue/Pollution Control Revenue — 2.1%
4,290	New York City Industrial Development Agency, Stock Exchange Project, Series A, Rev., 5.000%, 05/01/19	4,577
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund, Unrefunded Balance,
425	Series B, Rev., 5.200%, 05/15/14	456
460	Series NYC-02, Rev., 5.750%, 06/15/11	485
700	Series NYC-02, Rev., 5.750%, 06/15/12	772
5,315	New York State Environmental Facilities Corp., State Water Revolving Fund, Series E, Rev., NATL-RE, 6.000%, 06/15/12	5,846
	New York State Urban Development Corp., State Personal Income Tax,
1,000	Series C, Rev., 4.000%, 12/15/14	1,108
1,000	Series C, Rev., 4.000%, 12/15/15	1,111
2,400	Series C, Rev., 4.000%, 12/15/16	2,645
1,100	Series C, Rev., 5.000%, 12/15/15	1,280
1,350	Series C, Rev., 5.000%, 12/15/16	1,570

		19,850
	Other Revenue — 10.0%
2,500	Erie County Industrial Development Agency, City School District, Buffalo Project, Series A, Rev., AGM, 5.750%, 05/01/18	2,902
	New York City Industrial Development Agency, Civic Facility Revenue, USTA National Tennis Center, Inc. Project,
1,640	Series A, Rev., AGM, 5.000%, 05/15/13	1,801
750	Series A, Rev., AGM, 5.000%, 05/15/13	819
9,525	New York City Municipal Water Finance Authority, 2nd Generation, Series FF, Rev., 5.000%, 06/15/20	10,709
	New York City Transitional Finance Authority, Future Tax,
2,000	Sub Series I-2, Rev., 4.000%, 11/01/17 (w)	2,174
1,000	Sub Series I-2, Rev., 5.000%, 11/01/17 (w)	1,154
1,400	Sub Series I-2, Rev., 5.000%, 05/01/20 (w)	1,544
	New York City Transitional Finance Authority, Future Tax Secured,
2,000	Series D, Rev., 5.000%, 11/01/15	2,318
2,000	Series D, Rev., 5.000%, 11/01/16	2,313
3,955	Series D, Rev., 5.000%, 05/01/20	4,436
3,250	Series D, Rev., 5.000%, 05/01/20	3,627
1,695	New York City, Armenian Museum of Natural History, Series A, Rev., 5.000%, 04/01/18	1,968
	New York Municipal Bond Bank Agency,
1,000	Sub Series A1, Rev., 4.000%, 12/15/15	1,108
3,500	Sub Series A1, Rev., AGM, 5.000%, 05/15/17	3,972
5,000	New York State Dormitory Authority, Court Facilities Lease, New York City Issue, Rev., AMBAC, 5.500%, 05/15/26	5,644
3,000	New York State Dormitory Authority, Education, Series B, Rev., AMBAC, 5.500%, 03/15/25	3,661
2,000	New York State Dormitory Authority, Mental Health Services Facilities, Series A, Rev., 5.000%, 08/15/15	2,249
4,500	New York State Local Government Assistance Corp., Series A-5/6, Rev., 5.000%, 04/01/18	5,249
	New York State Thruway Authority,
1,800	Series A, Rev., 5.000%, 04/01/16	2,058
6,000	Series A, Rev., 5.000%, 04/01/20	6,591
1,125	New York State Thruway Authority, Local Highway & Bridge Trust Fund, Rev., 5.000%, 04/01/14	1,269
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
3,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/23	3,613
5,000	Series A-2, Rev., NATL-RE, 5.500%, 03/15/25	6,057
3,165	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.000%, 07/01/18	3,544
	Suffolk County Water Authority,
1,365	Series A, Rev., 5.000%, 06/01/14	1,553
1,395	Series A, Rev., 5.000%, 06/01/15	1,608
1,155	Syracuse Industrial Development Agency, Syracuse City School District, Series A, Rev., AGM, 5.000%, 05/01/18	1,285
5,000	Tobacco Settlement Financing Authority, Asset Backed, Series A-1, Rev., AMBAC, 5.250%, 06/01/13	5,417
1,435	TSASC, Inc., Series 1, Rev., 4.750%, 06/01/16	1,406
	United Nations Development Corp.,
2,000	Series A, Rev., 5.000%, 07/01/19	2,192
1,000	Series A, Rev., 5.000%, 07/01/19	1,087

		95,328
	Prerefunded — 6.2%
500	Attica Central School District, GO, AGM, 5.000%, 12/15/10 (p)	524
1,450	Byram Hills Central School District, GO, 5.000%, 11/15/10 (p)	1,496
70	Irvington Union Free School District, GO, AGM, 5.000%, 04/01/11 (p)	73
	Long Island Power Authority, Electric Systems,
5,250	Series A, Rev., AGM, 5.500%, 12/01/12 (p)	5,859
1,875	Series A, Rev., AGM, 5.500%, 12/01/13 (p)	2,156
	Massapequa Union Free School District,
2,180	Series A, GO, AGM, 5.375%, 06/15/10 (p)	2,207
2,485	Series A, GO, AGM, 5.400%, 06/15/10 (p)	2,516
3,135	Series A, GO, AGM, 5.700%, 06/15/10 (p)	3,174
	Metropolitan Transportation Authority, Dedicated Tax Fund,
10,860	Series A, Rev., FGIC, 4.750%, 10/01/15 (p)	12,596
5,400	Series A, Rev., NATL-RE, 6.250%, 04/01/11 (p)	5,670
425	New York City Transitional Finance Authority, Future Tax Secured, Series B, Rev., 5.500%, 02/01/11 (p)	444
	New York State Dormitory Authority, Columbia University,
4,770	Series A, Rev., 5.250%, 07/01/11 (p)	5,073
5	New York State Dormitory Authority, Mental Health Services, Series B, Rev., 6.000%, 08/15/16 (p)	6
	New York State Environmental Facilities Corp., PCR, State Water Revolving Fund,
1,590	Series A, Rev., 5.750%, 06/15/11 (p)	1,680
1,000	Series A, Rev., 5.750%, 06/15/12 (p)	1,105
2,950	Series NYC-02, Rev., 5.750%, 06/15/11 (p)	3,117
5,500	New York State Urban Development Corp., Personal Income Tax, State Facilities, Series A, Rev., 5.375%,
	03/15/12 (p)	5,968
	Onondaga County,
200	Series A, GO, 5.000%, 05/01/11 (p)	208
510	Series A, GO, 5.000%, 05/01/12 (p)	553
275	Shenendehowa Central School District, Clifton Park, GO, AGM, 5.500%, 07/15/11 (p)	291
	Town of Brookhaven, Public Improvement,
1,000	GO, AMBAC, 5.300%, 11/15/10 (p)	1,033
	Triborough Bridge & Tunnel Authority, General Purpose,
100	Series A, Rev., 4.750%, 01/01/16 (p)	116
3,595	Series X, Rev., 6.625%, 01/01/12 (p)	3,815

		59,680
	Resource Recovery — 0.1%
1,000	Oneida-Herkimer Solid Waste Management Authority, Solid Waste Systems, Rev., AGM, 5.500%, 04/01/11	1,041

	Special Tax — 13.5%
	Nassau County Interim Finance Authority,
1,000	Series A, Rev., 5.000%, 05/15/19	1,162
1,000	Series A, Rev., 5.000%, 05/15/19	1,152
3,000	New York City Transitional Finance Authority, Fiscal Year 2007, Series S-1, Rev., FGIC, AGM-CR , 5.000%, 01/15/17	3,253
	New York City Transitional Finance Authority, Fiscal Year 2009,
1,500	Series S-3, Rev., 5.000%, 01/15/19	1,626
1,500	Series S-4, Rev., 5.125%, 01/15/19	1,648
	New York City Transitional Finance Authority, Future Tax Secured,
1,545	Series A, Rev., 5.000%, 05/01/19	1,696
3,000	Series A, Rev., 5.000%, 05/01/19	3,353
1,170	Series A, Rev., 5.250%, 05/01/19	1,372
4,700	Series A, Rev., VAR, 5.500%, 11/01/11	5,004
1,000	Series B, Rev., 5.000%, 05/01/17	1,141
3,000	Series B, Rev., 5.000%, 05/01/17	3,360
2,845	Series B, Rev., 5.000%, 11/01/19	3,220
5,000	Sub Series C-1, Rev., 5.000%, 11/01/17	5,687
50	New York City Transitional Finance Authority, Future Tax Secured, Unrefunded Balance, Series B, Rev., 5.500%, 02/01/11	52
2,000	New York City Transitional Finance Authority, Recovery, Sub Series 3B-1, Rev., 5.000%, 11/01/16	2,313
	New York Local Government Assistance Corp.,
6,000	Series A-5/6, Rev., 5.500%, 04/01/19	7,245
5,000	Series C, Rev., 5.000%, 04/01/14	5,674
1,960	Series E, Rev., AGM-CR, 6.000%, 04/01/14	2,207
	New York Local Government Assistance Corp., Senior Lien,
3,000	Series A, Rev., 5.000%, 04/01/17	3,455
2,500	Series A, Rev., 5.000%, 04/01/18	2,860
	New York State Dormitory Authority,
4,000	Series A, Rev., 5.250%, 02/15/19	4,563
3,000	Series A, Rev., 5.250%, 02/15/19	3,407
3,455	Series B, Rev., 5.250%, 02/15/19	4,001
	New York State Dormitory Authority, Education,
2,000	Series B, Rev., 5.000%, 03/15/19	2,301
5,270	Series B, Rev., 5.000%, 03/15/19	5,964
3,100	Series C, Rev., 5.000%, 03/15/18	3,427
3,000	Series C, Rev., 5.000%, 03/15/18	3,301
5,000	New York State Dormitory Authority, Personal Income Tax, Series A, Rev., 5.000%, 03/15/19	5,659
	New York State Environmental Facilities Corp.,
1,725	Series A, Rev., 5.000%, 12/15/16	1,976
1,000	Series A, Rev., 5.000%, 12/15/18	1,127
1,000	Series A, Rev., 5.250%, 12/15/17	1,183
2,000	Series A, Rev., 5.250%, 12/15/18	2,371
	New York State Housing Finance Agency, Economic Development & Housing,
560	Series A, Rev., 3.000%, 03/15/14	594
2,890	Series A, Rev., 5.000%, 03/15/19	3,188
2,705	Series A, Rev., 5.000%, 03/15/19	2,967
1,295	Series A, Rev., 5.000%, 03/15/19	1,439
	New York State Thruway Authority,
2,455	Series A, Rev., 5.000%, 09/15/17	2,729
1,325	Series A, Rev., 5.000%, 09/15/17	1,509
3,700	Series A, Rev., 5.250%, 03/15/19	4,319
2,250	New York State Urban Development Corp., Series A-1, Rev., 5.000%, 12/15/18	2,512
	New York State Urban Development Corp., Personal Income Tax, State Facilities,
5,045	Series A-1, Rev., 5.000%, 12/15/17	5,657
5,000	Series A-1, Rev., 5.000%, 12/15/17	5,508
1,500	Series A-2, Rev., NATL-RE, 5.500%, 03/15/19	1,780

		128,962
	Transportation — 14.6%
	Metropolitan Transportation Authority, Dedicated Tax Fund,
2,000	Series 2008C, Rev., 6.250%, 11/15/18	2,359
1,000	Series A, Rev., 5.100%, 11/15/18	1,102
1,000	Series A, Rev., 5.125%, 11/15/18	1,094
1,000	Series A, Rev., NATL-RE, FGIC, 5.250%, 11/15/17	1,157
1,000	Series B, Rev., 5.250%, 11/15/19	1,126
2,000	Series B, Rev., 5.250%, 11/15/19	2,225
	Metropolitan Transportation Authority, Service Contract,
16,920	Series A, Rev., 5.750%, 07/01/16	19,780
4,750	Series A, Rev., AGM-CR, 5.750%, 01/01/18	5,613
1,000	Metropolitan Transportation Authority, Transportation Facilities, Series F, Rev., 5.000%, 11/15/15	1,127
	New York State Thruway Authority,
5,000	Series A, Rev., 5.000%, 03/15/17	5,761
1,550	Series A, Rev., 5.000%, 03/15/19	1,783
3,000	Series A-1, Rev., 5.000%, 04/01/19	3,271
8,695	Series B, Rev., 5.000%, 10/01/18	9,674
	New York State Thruway Authority, Local Highway & Bridge Trust Fund,
2,000	Rev., 5.000%, 04/01/17	2,289
2,000	Rev., 5.000%, 04/01/19	2,292
2,000	Rev., 5.000%, 10/01/19	2,280
	New York State Thruway Authority, Secondary General Highway & Bridge Trust Fund,
2,500	Series A, Rev., 5.000%, 04/01/17	2,768
1,500	Series A, Rev., 5.000%, 04/01/18	1,660
2,500	Series A, Rev., AMBAC, 5.000%, 04/01/16	2,722
1,000	Series A, Rev., NATL-RE, 5.000%, 04/01/15	1,101
2,500	Series B, Rev., 5.000%, 10/01/17	2,752
5,000	Series B, Rev., 5.000%, 10/01/17	5,443
5,000	Series B, Rev., AGM, 5.000%, 04/01/15	5,758
2,875	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15	3,272
5,000	Series B, Rev., NATL-RE, FGIC, 5.000%, 10/01/15	5,663
2,000	Series H, Rev., NATL-RE, 5.000%, 01/01/18	2,215
3,000	Series H, Rev., NATL-RE, 5.000%, 01/01/18	3,298
1,665	Niagara Falls Bridge Commission, Tolls, Series B, Rev., NATL-RE, FGIC, 5.250%, 10/01/15	1,770
	Port Authority of New York & New Jersey, CONS,
3,000	147th Series, Rev., NATL-RE, FGIC, 5.000%, 04/15/17	3,135
1,500	149th Series, Rev., 5.000%, 11/15/17	1,736
4,000	151st Series, Rev., 5.250%, 03/15/18	4,206
5,000	152nd Series, Rev., 5.000%, 05/01/18	5,206
	Triborough Bridge & Tunnel Authority, General Purpose,
6,305	Series A, Rev., 5.000%, 11/15/17	7,041
1,500	Series A-2, Rev., 5.000%, 11/15/18	1,671
4,900	Series C, Rev., 5.000%, 11/15/18	5,539
3,800	Series C, Rev., 5.000%, 11/15/18	4,233
5,000	Series D, Rev., 5.000%, 11/15/18	5,485

		139,607
	Utility — 1.8%
	Long Island Power Authority, Electric Systems,
2,500	Series A, Rev., NATL-RE, FGIC, 5.000%, 06/01/16	2,743
2,000	Series B, Rev., 5.625%, 04/01/19	2,217
1,000	Series D, Rev., NATL-RE, 5.000%, 09/01/16	1,104
3,300	Series E, Rev., BHAC-CR, FGIC, 5.000%, 12/01/16	3,659
1,000	Series E, Rev., NATL-RE, FGIC, 5.000%, 12/01/16	1,102
5,000	Long Island Power Authority, Electric Systems, Capital Appreciation, Series A, Rev., AGM, Zero Coupon, 06/01/21	3,333
2,500	New York Power Authority (The), Series C, Rev., NATL-RE, 5.000%, 11/15/17	2,812

		16,970
	Water & Sewer — 6.0%
	Nassau County Sewer & Storm Water Finance Authority,
870	Series B, Rev., NATL-RE, 5.000%, 10/01/14	925
700	Series B, Rev., NATL-RE, 5.000%, 10/01/14	741
2,500	New York City Municipal Water Finance Authority, Series AA, Rev., 5.000%, 06/15/18	2,836
	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal Year 2010,
1,000	Series BB, Rev., 5.000%, 06/15/14	1,140
2,000	Series BB, Rev., 5.000%, 06/15/19	2,286
	New York City Municipal Water Finance Authority, Water & Sewer System,
3,000	Series AA, Rev., 5.000%, 06/15/18	3,353
7,355	Series B, Rev., 5.000%, 06/15/14	8,202
1,500	Series B, Rev., 5.000%, 06/15/14	1,674
5,330	New York City Municipal Water Finance Authority, Water & Sewer System, 2nd Generation Resolution, Series BB, Rev., 5.000%, 06/15/16	5,939
	New York State Environmental Facilities Corp.,
1,450	Series A, Rev., 5.000%, 06/15/14	1,655
1,000	Series A, Rev., 5.000%, 06/15/15	1,156
1,485	Series A, Rev., 5.000%, 06/15/20	1,656
1,015	New York State Environmental Facilities Corp., Municipal Water Revolving Fund, Series E, Rev., 5.000%, 06/15/14	1,164
2,000	New York State Environmental Facilities Corp., State Clean Water & Drinking, New York City Municipal Project, Revolving Funds, Series E, Rev., 5.375%, 06/15/12	2,168
4,175	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Pooled Financing, Series B, Rev., 5.500%, 10/15/25	5,207
3,125	New York State Environmental Facilities Corp., State Clean Water & Drinking, Revolving Funds, Second Resolution, Series I, Rev., 5.000%, 06/15/13	3,472
	New York State Environmental Facilities Corp., State Water Revolving Fund, Unrefunded Balance,
4,425	Series B, Rev., 5.625%, 07/06/10	4,453
9,140	Series B, Rev., 5.700%, 07/06/10	9,199

		57,226
	Total New York	877,008

	Ohio — 0.4%
	Housing — 0.1%
1,200	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities, Series A, Rev., AMT, GNMA COLL, 4.300%, 03/01/16	1,218

	Other Revenue — 0.3%
2,680	Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Turbo, Series A-2, Rev., 5.125%, 06/01/17	2,394

	Total Ohio	3,612

	Puerto Rico — 1.2%
	General Obligation — 0.6%
4,000	Commonwealth of Puerto Rico, GO, NATL-RE, 5.750%, 07/01/11	4,184
	Commonwealth of Puerto Rico, Public Improvement,
1,120	GO, AGM-CR, 5.500%, 07/01/12	1,201
210	Series A, GO, 5.500%, 07/01/18	226

		5,611
	Other Revenue — 0.2%
1,470	Puerto Rico Public Buildings Authority, Government Facilities, Commonwealth Guaranteed, Unrefunded Balance, Series C, Rev., 5.500%, 07/01/12	1,567

	Transportation — 0.4%
	Puerto Rico Highway & Transportation Authority,
2,000	Series AA, Rev., NATL-RE, 5.500%, 07/01/18	2,168
1,105	Series Z, Rev., AGM, 6.250%, 07/01/16	1,293

		3,461
	Utility — 0.0% (g)
475	Puerto Rico Electric Power Authority, Series KK, Rev., AGM, 5.250%, 07/01/13	524

	Total Puerto Rico	11,163

	Texas — 0.4%
	General Obligation — 0.4%
1,750	Grand Prairie Independent School District, Capital Appreciation, GO, PSF-GTD, Zero Coupon, 02/15/17	1,437
3,000	Lewisville Independent School District, Capital Appreciation, School Building, GO, PSF-GTD, Zero Coupon, 08/15/15	2,669

	Total Texas	4,106

	Virgin Islands — 0.4%
	Other Revenue — 0.4%
4,000	Virgin Islands Public Finance Authority, Gross Receipts, Tax Loan Notes, Series A, Rev., 6.375%, 10/01/10	4,069

	Wisconsin — 0.4%
	General Obligation — 0.3%
2,500	State of Wisconsin, Series 1, GO, NATL-RE, 5.000%, 05/01/15	2,830

	Hospital — 0.1%
1,250	State of Wisconsin, Health & Education, Rev., 4.780%, 05/01/29 (f) (i)	1,269

	Total Wisconsin	4,099
	Total Municipal Bonds (Cost $884,501)	933,394
SHARES
Short-Term Investment — 1.9%
	Investment Company — 1.9%
18,423	JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $18,423)	18,423
	Total Investments — 99.5% (Cost $902,924)	951,817
	Other Assets in Excess of Liabilities — 0.5%	5,159
	NET ASSETS — 100.0%	$956,976

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COLL	—	Collateral
CONS	—	Consolidated Bonds
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
MBIA	—	Insured by Municipal Bond Insurance Corp.
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
RADIAN	—	Insured by Radian Asset Assurance
RE	—	Reinsured
Rev.	—	Revenue
TCRS	—	Transferable Custodial Receipts
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
XLCA	—	Insured by XL Capital Assurance

(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $6,303,000 which amounts to 0.7% of total investments.

(g)	Amount rounds to less than 0.1%.
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(w)	When-issued security.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,248
Aggregate gross unrealized depreciation	(355)
Net unrealized appreciation/depreciation	$48,893
Federal income tax cost of investments	$902,924

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by municipal sector as presented in the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
California
General Obligation	$–	$4,318	$–	$4,318
Water & Sewer	–	1,697	–	1,697
Total California	–	6,015	–	6,015
Colorado
Transportation	–	3,176	–	3,176
District of Columbia
Certificate of Participation/Lease	–	1,616	–	1,616
Florida
Water & Sewer	–	–	1,066	1,066
Hawaii
Water & Sewer	–	858	–	858
Louisiana
General Obligation	–	1,700	–	1,700
Massachusetts
Prerefunded	–	5,741	–	5,741
Special Tax	–	1,277	–	1,277
Total Massachusetts	–	7,018	–	7,018
Michigan
Housing	–	2,168	–	2,168
New Jersey
Other Revenue	–	5,720	–	5,720
New York
Certificate of Participation/Lease	–	83,915	–	83,915
Education	–	64,392	2,268	66,660
General Obligation	–	172,995	1,700	174,695
Hospital	–	27,293	–	27,293
Housing	–	5,781	–	5,781
Industrial Development Revenue/Pollution Control Revenue	–	19,850	–	19,850
Other Revenue	–	95,328	–	95,328
Prerefunded	–	59,680	–	59,680
Resource Recovery	–	1,041	–	1,041
Special Tax	–	128,962	–	128,962
Transportation	–	139,607	–	139,607
Utility	–	16,970	–	16,970
Water & Sewer	–	57,226	–	57,226
Total New York	–	873,040	3,968	877,008

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Municipal Bonds (continued)
Ohio
Housing	$–	$1,218	$–	$1,218
Other Revenue	–	2,394	–	2,394
Total Ohio	–	3,612	–	3,612
Puerto Rico
General Obligation	–	5,611	–	5,611
Other Revenue	–	1,567	–	1,567
Transportation	–	3,461	–	3,461
Utility	–	524	–	524
Total Puerto Rico	–	11,163	–	11,163
Texas
General Obligation	–	4,106	–	4,106
Virgin Islands
Other Revenue	–	4,069	–	4,069
Wisconsin
General Obligation	–	2,830	–	2,830
Hospital	–	–	1,269	1,269
Total Wisconsin	–	2,830	1,269	4,099
Total Municipal Bonds	–	927,091	6,303	933,394
Short-Term Investments
Investment Companies	18,423	–	–	18,423
Total Investments in Securities	$18,423	$927,091	$6,303	$951,817

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.

The following is a reconciliation of assets and liabilities for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/10
Investments in Securities
Florida - Water & Sewer	$1,093	$-	$(24)	$(3)	$-	$-	$-	$1,066
New York - Education	2,296	-	(26)	(2)	-	-	-	2,268
New York - General Obligation	1,704	-	- (a)	(4)	-	-	-	1,700
Wisconsin - Hospital	1,278	-	(9)	-	-	-	-	1,269
Total	$6,371	$-	$(59)	$(9)	$-	$-	$-	$6,303

(a) Amount rounds to less than $1,000.
Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(59,000).

JPMorgan Prime Money Market Fund

SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION (t)	VALUE($)
Certificates of Deposit — 50.0%
	Abbey National Treasury Services plc,
500,000	0.347%, 10/08/10	500,000
861,000	0.400%, 09/24/10	861,000
	Banco Bilbao Vizcaya Argentaria S.A.,
42,000	0.300%, 07/30/10	42,000
482,000	0.305%, 07/20/10	482,003
160,000	0.305%, 07/28/10	160,001
322,000	0.305%, 07/29/10	322,002
300,000	0.331%, 10/07/10	300,000
280,000	0.355%, 08/17/10	280,003
114,000	0.371%, 06/26/10	114,000
	Bank of Montreal,
200,000	0.260%, 06/24/10	200,000
157,000	0.270%, 06/29/10	157,000
285,000	0.270%, 07/06/10	285,000
	Bank of Nova Scotia,
1,000,000	0.290%, 08/09/10	1,000,000
176,000	0.300%, 06/07/10	176,000
354,000	0.300%, 08/12/10	354,000
780,500	0.300%, 09/03/10	780,500
284,000	0.400%, 06/23/10	284,000
	Bank of Tokyo-Mitsubishi UFJ Ltd.,
117,000	0.270%, 06/22/10	117,001
285,000	0.300%, 07/12/10	285,000
495,000	0.400%, 06/28/10	495,000
500,000	0.400%, 10/08/10	500,000
	Banque Federative du Credit Mutuel,
170,000	0.410%, 06/24/10	170,001
830,600	0.430%, 07/15/10	830,610
	Barclays Bank plc,
153,500	0.270%, 06/22/10	153,500
1,000,000	0.270%, 06/23/10	1,000,000
530,000	0.280%, 07/14/10	530,000
540,000	0.340%, 07/26/10	540,000
858,000	0.350%, 07/29/10	858,000
	BNP Paribas,
805,000	0.280%, 06/01/10	805,000
190,000	0.300%, 07/14/10	190,000
458,000	0.300%, 07/15/10	458,000
198,000	0.303%, 08/31/10	198,001
600,000	0.305%, 07/16/10	600,004
459,000	0.310%, 08/11/10	459,000
861,000	0.320%, 09/02/10	861,000
360,000	0.341%, 06/22/10	360,000
500,000	0.431%, 03/22/11	500,000
	BPCE S.A.,
435,000	0.320%, 07/13/10	435,005
152,000	0.380%, 07/28/10	152,002
455,000	0.380%, 08/03/10	455,008
582,000	0.430%, 08/24/10	582,014
233,000	0.450%, 08/30/10	233,006
	Caisse des Depot et Consignation,
704,000	0.340%, 09/03/10	704,018
415,500	0.540%, 07/06/10	415,504
360,000	0.540%, 07/30/10	360,006
300,000	Calyon N.A. Co., 0.310%, 08/05/10	300,000
	Clydesdale Bank plc,
290,000	0.325%, 06/25/10	290,000
400,000	0.345%, 06/30/10	400,002
	Commerzbank AG,
339,000	0.270%, 06/01/10	339,000
1,000,000	0.370%, 06/17/10	1,000,000
277,500	Commonwealth Bank of Australia Ltd.,0.330%, 06/29/10	277,503
	Credit Agricole S.A.,
50,000	0.320%, 08/23/10	49,998
468,000	0.350%, 09/15/10	468,000
310,000	0.380%, 09/23/10	310,000
70,000	0.400%, 09/24/10	70,000
1,000,000	0.400%, 09/27/10	1,000,000
314,900	0.420%, 10/12/10	314,900
	Credit Industriel et Commercial,
123,000	0.380%, 06/03/10	123,000
342,000	0.405%, 06/23/10	342,001
329,000	0.405%, 06/29/10	329,001
287,000	0.420%, 06/21/10	287,000
500,000	0.420%, 06/22/10	500,002
857,000	0.425%, 06/01/10	857,000
285,000	0.450%, 07/19/10	285,000
150,000	0.450%, 07/26/10	150,000
	Danske Bank A/S,
290,000	0.280%, 06/18/10	290,000
588,000	0.295%, 06/30/10	588,000
500,000	0.295%, 07/01/10	500,002
1,135,000	Deutsche Bank AG, 0.300%, 08/11/10	1,135,000
	Dexia Credit Local,
285,000	0.400%, 06/17/10	285,000
280,000	0.400%, 06/18/10	280,000
263,000	0.450%, 06/23/10	263,000
585,000	0.480%, 06/21/10	585,003
489,000	0.540%, 07/28/10	489,008
	DZ Bank AG,
500,000	0.280%, 06/28/10	500,000
179,500	0.360%, 06/17/10	179,500
275,000	0.360%, 06/22/10	275,000
168,500	0.370%, 06/23/10	168,500
300,000	0.400%, 06/28/10	300,000
200,000	Fortis Bank N.V., 0.250%, 06/15/10	200,000
	HSBC Bank plc,
559,000	0.300%, 08/02/10	559,000
285,000	0.300%, 08/16/10	285,000
700,000	0.315%, 09/08/10	700,000
568,000	0.330%, 08/25/10	568,007
440,000	0.390%, 08/24/10	440,000
440,000	0.820%, 08/06/10	440,008
	ING Bank N.V.,
866,000	0.240%, 06/14/10	866,000
503,000	0.270%, 06/22/10	503,000
420,000	0.380%, 07/01/10	420,000
100,000	Intesa Sanpaolo IMI S.p.A., 0.240%, 06/10/10	100,000
200,000	Jyske Bank, 0.560%, 08/23/10	199,742
	KBC Bank N.V.,
535,000	0.320%, 06/01/10	535,000
677,000	0.355%, 06/08/10	677,001
500,000	Landesbank Hessen-Thueringen Girozentral, 0.360%, 06/17/10	500,000
	Lloyds TSB Bank plc,
950,000	0.280%, 07/12/10	950,000
631,000	0.280%, 07/13/10	631,000
500,000	0.280%, 07/16/10	500,000
	Mitsubishi UFJ Trust & Banking Corp.,
105,000	0.350%, 07/16/10	105,000
130,000	0.350%, 07/19/10	130,000
100,000	0.350%, 07/20/10	100,000
200,000	0.350%, 07/23/10	200,000
115,000	0.350%, 07/29/10	115,000
185,000	0.350%, 07/30/10	185,000
100,000	0.360%, 06/21/10	100,000
	Mizuho Corporate Bank Ltd.,
200,000	0.220%, 06/07/10	200,000
300,000	0.230%, 06/11/10	300,000
100,000	0.250%, 06/18/10	100,000
300,000	0.350%, 06/18/10	300,000
168,500	0.380%, 06/21/10	168,500
443,000	0.400%, 07/06/10	443,000
132,000	0.400%, 07/07/10	132,000
	National Australia Bank Ltd.,
222,000	0.250%, 06/30/10	222,000
100,000	0.275%, 07/16/10	99,999
500,000	0.283%, 07/08/10	500,001
800,000	0.285%, 07/26/10	800,004
105,000	National Bank of Canada, 0.300%, 07/20/10	105,000
	Natixis,
559,000	0.450%, 06/22/10	559,000
285,000	0.450%, 06/24/10	285,000
485,000	Nederlandse Waterschapsbank N.V., 0.400%, 08/16/10	485,031
500,000	Nordea Bank Finland plc, 0.300%, 08/13/10	500,000
	Norinchukin Bank-New York,
22,000	0.300%, 06/23/10	22,000
455,450	0.300%, 06/25/10	455,450
342,000	0.300%, 06/28/10	342,000
408,000	0.320%, 07/19/10	408,000
288,000	0.320%, 07/23/10	288,000
426,500	0.340%, 07/26/10	426,500
152,000	0.370%, 06/25/10	152,000
	Rabobank Nederland N.V.,
1,000,000	0.270%, 07/12/10	999,994
250,000	0.300%, 09/03/10	250,000
111,000	0.337%, 10/15/10	110,992
324,000	0.341%, 06/28/10	324,000
250,000	0.341%, 09/24/10	250,000
	Royal Bank of Scotland plc,
475,000	0.250%, 06/14/10	475,000
500,000	0.310%, 07/13/10	500,000
550,000	0.345%, 07/21/10	550,004
1,000,000	0.350%, 07/22/10	1,000,000
150,000	0.350%, 07/23/10	150,000
	Societe Generale,
592,500	0.260%, 06/30/10	592,500
81,000	0.300%, 07/20/10	81,000
458,000	0.300%, 07/21/10	458,000
117,000	0.300%, 07/23/10	117,000
	Sumitomo Mitsui Banking Corp.,
100,000	0.210%, 06/02/10	100,000
100,000	0.230%, 06/11/10	100,000
200,000	0.230%, 06/16/10	200,000
245,000	0.260%, 06/28/10	245,000
200,000	0.270%, 07/08/10	200,000
300,000	0.280%, 07/13/10	300,000
250,000	0.300%, 07/09/10	250,000
140,050	0.300%, 08/02/10	140,050
296,000	0.300%, 08/12/10	296,000
100,000	0.320%, 09/13/10	100,000
209,000	0.360%, 06/18/10	209,000
80,000	0.380%, 06/25/10	80,000
424,500	0.420%, 07/09/10	424,500
	Svenska Handelsbanken, Inc.,
685,000	0.265%, 07/01/10	685,003
590,000	0.270%, 07/06/10	590,000
719,200	0.520%, 08/30/10	719,200
	UniCredito Italiano S.p.A.,
210,000	0.300%, 06/18/10	210,000
499,600	0.340%, 07/07/10	499,600
1,300,000	0.340%, 07/09/10	1,300,000
778,000	0.340%, 07/15/10	778,000
200,000	0.340%, 07/16/10	200,000
220,000	0.350%, 07/23/10	220,000
252,000	0.355%, 07/16/10	252,001

	Total Certificates of Deposit (Cost $64,333,696 )	64,333,696
Commercial Paper - 20.0% (n)
	Amsterdam Funding Corp.,
80,000	0.280%, 07/15/10 (e)	79,973
73,000	0.300%, 07/22/10 (e)	72,969
22,440	Antalis U.S. Funding Corp., 0.290%, 07/15/10 (e)	22,432
	ANZ National International Ltd.,
300,000	0.270%, 07/06/10 (e)	299,921
150,000	0.275%, 07/13/10 (e)	149,952
200,000	0.290%, 06/03/10 (e) (m)	199,997
159,000	0.290%, 06/11/10 (e)	158,987
300,000	0.310%, 08/05/10 (e)	299,832
300,000	0.310%, 08/09/10 (e)	299,822
153,270	0.320%, 06/14/10 (e)	153,252
133,000	0.561%, 08/30/10 (e)	132,814
150,000	0.561%, 09/07/10 (e)	149,771
500,000	Argento Variable Funding Co. LLC, 0.400%, 06/28/10 (e)	499,850
	ASB Finance Ltd.,
250,000	0.280%, 06/09/10 (e)	249,985
104,750	0.391%, 09/27/10 (e)	104,616
60,000	Aspen Funding Corp., 0.280%, 07/14/10 (e)	59,980
	Atlantic Asset Securitization LLC,
134,550	0.250%, 06/11/10 (e)	134,541
100,000	0.360%, 06/18/10 (e)	99,983
	Atlantis One Funding Corp.,
300,000	0.260%, 06/21/10 (e)	299,957
125,000	0.280%, 07/07/10 (e)	124,965
254,000	0.300%, 07/13/10 (e)	253,911
	Banco Bilbao Vizcaya Argentaria, S.A.,
224,600	0.300%, 07/22/10 (e)	224,505
564,000	0.300%, 07/28/10 (e)	563,732
218,000	0.310%, 07/29/10 (e)	217,891
9,497	Bank of America Corp., 0.220%, 06/01/10	9,497
	Banque et Caisse d'Epargne de L'Etat,
117,000	0.210%, 06/03/10	116,998
100,000	0.260%, 06/15/10	99,990
60,000	0.320%, 07/09/10	59,980
20,000	BNP Paribas, 0.280%, 07/14/10	19,993
	BNZ International Funding Ltd.,
150,000	0.310%, 06/08/10 (e)	149,991
179,250	0.386%, 09/27/10 (e)	179,024
137,000	0.401%, 10/04/10 (e)	136,810
90,000	0.421%, 10/15/10 (e)	89,857
245,000	0.421%, 10/22/10 (e)	244,591
	BPCE S.A.,
250,000	0.240%, 06/04/10 (e)	249,995
200,000	0.285%, 06/25/10 (e)	199,962
100,000	0.320%, 07/14/10 (e)	99,962
161,750	0.350%, 07/27/10 (e)	161,662
225,000	0.520%, 07/09/10 (e)	224,876
	Cancara Asset Securitisation LLC,
200,000	0.230%, 06/11/10 (e)	199,987
223,999	0.250%, 06/14/10 (e)	223,979
98,000	0.270%, 06/22/10 (e)	97,985
147,000	0.280%, 07/12/10 (e)	146,953
200,000	0.310%, 07/19/10 (e)	199,917
70,000	0.320%, 07/15/10 (e)	69,973
	CBA Delaware Finance, Inc.,
69,868	0.260%, 06/22/10	69,858
296,500	0.275%, 06/04/10	296,493
169,510	0.290%, 06/03/10	169,507
80,000	0.290%, 06/10/10	79,994
310,000	0.300%, 06/11/10	309,974
198,000	Citigroup Inc., 0.350%, 06/21/10	197,961
700,000	Commerzbank AG, 0.270%, 06/01/10	700,000
100,000	Commonwealth Bank of Australia Ltd., 0.280%, 07/12/10 (e)	99,968
507,100	Dexia Delaware LLC, 0.380%, 06/03/10	507,089
300,000	DnB NOR Bank ASA, 0.280%, 07/19/10 (e)	299,888
	Ebbets Funding LLC,
76,600	0.450%, 06/01/10 (e)	76,600
115,000	0.480%, 06/14/10 (e)	114,980
122,000	0.480%, 06/28/10 (e)	121,956
115,000	0.480%, 06/22/10 (e)	114,968
	Edison Asset Securitization LLC,
35,000	0.200%, 06/01/10 (e)	35,000
45,000	0.230%, 06/21/10 (e)	44,994
100,000	Elysian Funding LLC, 0.480%, 06/18/10 (e)	99,977
	Fairway Finance LLC,
89,569	0.250%, 06/17/10 (e)	89,559
65,519	0.280%, 07/13/10 (e)	65,498
	Gemini Securitization Corp. LLC,
50,000	0.260%, 06/10/10 (e)	49,997
250,186	0.260%, 06/21/10 (e)	250,150
	General Electric Capital Corp.,
400,000	0.200%, 06/11/10	399,978
200,000	0.240%, 06/24/10	199,969
	Grampian Funding LLC,
228,000	0.270%, 06/01/10 (e)	228,000
93,060	0.380%, 06/17/10 (e)	93,044
150,000	0.380%, 06/22/10 (e)	149,967
79,000	0.400%, 06/25/10 (e)	78,979
168,900	0.400%, 06/28/10 (e)	168,849
	Intesa Funding LLC,
360,000	0.230%, 06/11/10	359,977
300,000	0.290%, 06/09/10	299,981
54,000	KBC Financial Products International Ltd., 0.430%, 06/30/10 (e)	53,981
	Landesbank Hessen-Thueringen Girozentral,
125,000	0.360%, 06/14/10 (e)	124,984
229,000	0.380%, 06/23/10 (e)	228,947
47,919	Liberty Street Fund Corp.,0.210%, 06/04/10 (e)	47,918
	LMA S.A.,
96,392	0.320%, 06/11/10 (e)	96,384
68,000	0.400%, 06/22/10 (e)	67,984
70,000	Manhattan Asset Funding Co. LLC, 0.270%, 06/03/10 (e)	69,999
20,000	MetLife Short Term Funding LLC, 0.250%, 06/22/10 (e)	19,997
300,000	National Bank of Canada, 0.300%, 07/16/10	299,887
	Nationwide Building Society,
150,000	0.270%, 06/22/10 (e)	149,976
75,000	0.290%, 07/06/10 (e)	74,979
44,498	Newport Funding Corp., 0.260%, 06/22/10 (e)	44,491
600,000	Nordea North America, Inc., 0.501%, 08/30/10	599,250
	NRW Bank Corp.,
308,000	0.284%, 07/14/10	307,897
730,000	0.300%, 08/05/10	729,605
92,500	0.300%, 08/09/10	92,447
464,300	0.300%, 08/18/10	463,998
250,000	0.300%, 08/19/10	249,835
223,000	0.305%, 08/23/10	222,843
607,000	0.305%, 08/24/10	606,568
500,000	0.310%, 09/09/10	499,570
335,500	0.310%, 09/10/10	335,208
380,000	0.421%, 10/06/10	379,437
113,350	RBS Holdings USA, Inc., 0.360%, 07/23/10 (e)	113,291
	Rhein Main Securitisation Ltd.,
265,000	0.314%, 07/12/10 (e)	264,905
85,000	0.320%, 06/15/10 (e)	84,990
	Rheingold Securitisation Ltd.,
93,000	0.280%, 06/04/10 (e)	92,998
70,080	0.300%, 06/01/10 (e)	70,080
117,000	0.300%, 07/12/10 (e)	116,960
	Royal Park Investments Funding Corp.,
200,000	0.270%, 07/07/10	199,946
100,000	0.270%, 07/12/10	99,969
	Santander Central Hispano Finance Delaware, Inc.,
500,000	0.300%, 07/27/10	499,766
144,750	0.300%, 08/04/10	144,673
178,700	0.351%, 08/16/10	178,568
	Scaldis Capital LLC,
109,500	0.370%, 06/21/10 (e)	109,477
198,380	0.370%, 06/11/10 (e)	198,360
175,000	0.380%, 06/24/10 (e)	174,958
	Societe de Prise de Participation de l'Etat,
250,000	0.210%, 07/06/10 (e)	249,949
150,000	0.230%, 06/01/10 (e)	150,000
394,400	0.380%, 06/28/10 (e)	394,288
	Societe Generale North America, Inc.,
641,726	0.250%, 06/01/10	641,726
500,000	0.300%, 07/20/10	499,796
	Starbird Funding Corp.,
50,000	0.210%, 06/08/10 (e)	49,998
28,000	0.240%, 06/11/10 (e)	27,998
49,750	0.240%, 06/18/10 (e)	49,745
100,000	0.280%, 07/13/10 (e)	99,967
25,000	0.290%, 07/15/10 (e)	24,991
	Thames Asset Global Securitization, Inc.,
90,702	0.200%, 06/01/10 (e)	90,702
88,613	0.223%, 06/07/10 (e)	88,610
41,804	0.240%, 06/04/10 (e)	41,803
41,022	0.280%, 07/14/10 (e)	41,008
20,053	0.280%, 07/15/10 (e)	20,046
52,374	0.300%, 07/12/10 (e)	52,356
46,569	0.300%, 07/19/10 (e)	46,551
20,016	Thunder Bay Funding LLC, 0.280%, 07/08/10 (e)	20,010
150,000	Toyota Motor Credit Corp., 0.330%, 06/09/10	149,989
265,000	UniCredit Delaware, Inc., 0.290%, 06/22/10 (e)	264,955
	Westpac Banking Corp.,
48,250	0.280%, 07/06/10 (e)	48,237
300,000	0.280%, 07/19/10 (e)	299,888
	Westpac Securities NZ Ltd.,
73,000	0.290%, 06/09/10 (e)	72,995
132,200	0.300%, 09/03/10 (e)	132,096
275,000	0.300%, 06/02/10 (e)	274,998
	Windmill Funding Corp.,
113,300	0.280%, 07/13/10 (e)	113,263
55,000	0.280%, 07/14/10 (e)	54,982

	Total Commercial Paper (Cost $25,724,848 )	25,724,848
Corporate Notes — 0.4%
	Financials — 0.4%
	Commercial Banks — 0.1%
198,000	Rabobank Nederland N.V., VAR, 0.436%, 08/16/10 (e)	198,000

	Diversified Financial Services — 0.1%
85,000	Bank of America Corp., 0.330%, 06/04/10	85,000

	FDIC Guaranteed Securities (~) — 0.2%
307,000	Citibank N.A., VAR, 0.339%, 06/30/10	307,000

	Total Corporate Notes (Cost $590,000 )	590,000
Repurchase Agreements — 3.4%
980,000	Banc of America Securities LLC, 0.200%, dated 05/28/10, due 06/01/10, repurchase price $980,022, collateralized by U.S. Government Agency Securities with a value of $999,615	980,000
100,000	Citigroup, Inc., 0.570%, dated 05/28/10, due 06/01/10, repurchase price $100,006, collateralized by U.S. Government Agency Securities with a value of $103,000	100,000
675,018	Deutsche Bank Securities, Inc., 0.190%, dated 05/28/10, due 06/01/10, repurchase price $675,032, collateralized by U.S. Treasuries with a value of $688,518	675,018
2,000,000	Deutsche Bank Securities, Inc., 0.200%, dated 05/28/10, due 06/01/10, repurchase price $2,000,044, collateralized by U.S. Government Agency Securities with a value of $2,040,000	2,000,000
685,764	Deutsche Bank Securities, Inc., 0.280%, dated 05/28/10, due 06/01/10, repurchase price $685,785, collateralized by U.S. Government Agency Securities with a value of $699,479	685,764

	Total Repurchase Agreements (Cost $4,440,782 )	4,440,782
Supranational — 0.4%
	World Bank
325,000	DN, 0.250%, 06/28/10 (n)	324,939
150,000	DN, 0.250%, 07/12/10 (n)	149,957

	Total Supranational (Cost $474,896 )	474,896
Time Deposits — 19.0%
2,241,000	Banque Federative du Credit Mutuel, 0.260%, 06/01/10	2,241,000
1,530,000	BNP Paribas, 0.260%, 06/01/10	1,530,000
1,600,000	BPCE S.A., 0.280%, 06/01/10	1,600,000
1,188,000	Citibank N.A., 0.230%, 06/01/10	1,188,000
2,000,000	Commerzbank AG, 0.220%, 06/01/10	2,000,000
2,349,200	Credit Agricole S.A., 0.220%, 06/01/10	2,349,200
	Danske Bank A/S,
500,000	0.240%, 06/01/10	500,000
1,000,000	0.350%, 06/01/10	1,000,000
3,000,000	Deutsche Bank AG, 0.240%, 06/01/10	3,000,000
1,083,000	Dexia Credit Local, 0.260%, 06/01/10	1,083,000
2,500,000	DnB NOR Bank ASA, 0.210%, 06/01/10	2,500,000
2,000,000	DZ Bank AG, 0.220%, 06/01/10	2,000,000
600,000	Landesbank Hessen-Thueringen Girozentral, 0.220%, 06/01/10	600,000
2,000,000	Nordea Bank Finland plc, 0.210%, 06/01/10	2,000,000
275,000	Northern Trust Co., 0.200%, 06/01/10	275,000
578,132	State Street Bank & Trust Co., 0.200%, 06/01/10	578,132

	Total Time Deposits (Cost $24,444,332 )	24,444,332
U.S. Government Agency Securities — 4.6%
	Federal Home Loan Bank,
283,690	0.280%, 11/19/10	283,621
650,000	0.310%, 11/19/10	649,933
333,971	DN, 0.190%, 07/21/10 (n)	333,883
52,764	DN, 0.200%, 07/30/10 (n)	52,747
98,500	DN, 0.295%, 10/29/10 (n)	98,379
193,485	DN, 0.295%, 11/10/10 (n)	193,228
409,000	VAR, 0.320%, 11/07/11	408,766
	Federal Home Loan Mortgage Corp.,
509,900	VAR, 0.345%, 06/26/10	509,611
67,080	DN, 0.210%, 08/02/10 (n)	67,056
65,191	DN, 0.210%, 08/09/10 (n)	65,165
248,989	DN, 0.240%, 09/21/10 (n)	248,803
325,000	DN, 0.250%, 10/05/10 (n)	324,716
325,000	DN, 0.250%, 10/06/10 (n)	324,713
325,000	DN, 0.250%, 10/07/10 (n)	324,711
263,500	DN, 0.250%, 10/08/10 (n)	263,264
198,435	DN, 0.295%, 11/17/10 (n)	198,160
	Federal National Mortgage Association,
65,195	DN, 0.210%, 08/04/10 (n)	65,171
113,000	DN, 0.240%, 09/20/10 (n)	112,916
19,875	DN, 0.240%, 09/22/10 (n)	19,860
260,000	DN, 0.250%, 10/01/10 (n)	259,780
109,033	DN, 0.295%, 11/10/10 (n)	108,888
430,000	DN, 0.298%, 09/29/10 (n)	429,573
561,000	DN, 0.513%, 05/02/11 (n)	558,337
	Total U.S. Government Agency Securities (Cost $5,901,281 )	5,901,281
U.S. Treasury Bills — 2.2% (n)
	U.S. Treasury Bills
780,000	0.212%, 10/28/10	779,210
2,018,000	0.245%, 10/21/10	2,016,315

	Total U.S. Treasury Bills (Cost $2,795,525 )	2,795,525
	Total Investments — 100.0% (Cost $128,705,360) *	128,705,360
	Other Assets in Excess of Liabilities — 0.0%	13,540
	NET ASSETS — 100.0%	$128,718,900

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
DN	—	Discount Notes
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
(~)
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

*	The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$–	$128,705,360	$–	$128,705,360

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 2 are disclosed individually in the Schedule of Portfolio Investments (“SOI”). Please refer to the SOI for specifics of the major categories of portfolio holdings
.

JPMorgan Real Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 0.1%
63	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.603%, 11/25/35 (m)	61
182	Residential Asset Securities Corp., Series 2005-KS10, Class 1A2, VAR, 0.593%, 11/25/35 (m)	174

	Total Asset-Backed Securities (Cost $244)	235
Collateralized Mortgage Obligations — 0.1%
	Non-Agency CMO — 0.1%
134	Adjustable Rate Mortgage Trust, Series 2005-12, Class 5A1, VAR, 0.593%, 03/25/36 (m)	68
277	Harborview Mortgage Loan Trust, Series 2005-11, Class 2A1A, VAR, 0.649%, 08/19/45 (m)	174

	Total Collateralized Mortgage Obligations (Cost $410)	242
U.S. Treasury Obligations — 96.1%
	U.S. Treasury Inflation Indexed Bonds,
5,150	1.750%, 01/15/28	5,328
6,180	2.000%, 01/15/26	7,044
2,965	2.125%, 02/15/40	3,190
8,780	2.375%, 01/15/25 (m)	11,061
5,040	2.375%, 01/15/27	5,927
5,130	2.500%, 01/15/29	5,777
1,770	3.375%, 04/15/32 (m)	2,773
5,480	3.625%, 04/15/28 (m)	9,391
5,850	3.875%, 04/15/29 (m)	10,263
	U.S. Treasury Inflation Indexed Notes,
4,150	0.500%, 04/15/15	4,190
4,865	0.625%, 04/15/13	5,093
5,531	1.250%, 04/15/14	5,906
4,775	1.375%, 07/15/18	4,919
7,070	1.375%, 01/15/20	7,161
6,965	1.625%, 01/15/15	8,317
3,570	1.625%, 01/15/18	3,853
6,065	1.875%, 07/15/13	7,562
5,115	1.875%, 07/15/15	6,075
4,990	1.875%, 07/15/19	5,364
6,015	2.000%, 04/15/12	6,672
6,715	2.000%, 01/15/14	8,377
6,658	2.000%, 07/15/14	8,199
6,095	2.000%, 01/15/16	7,144
5,165	2.125%, 01/15/19	5,631
3,605	2.375%, 01/15/17	4,244
6,155	2.500%, 07/15/16	7,305
3,570	2.625%, 07/15/17	4,175
7,080	3.000%, 07/15/12	9,099
1,675	3.375%, 01/15/12	2,165

	Total U.S. Treasury Obligations (Cost $174,274)	182,205
SHARES
Short-Term Investment — 2.9%
	Investment Company — 2.9%
5,488	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% (b) (l) (m) (Cost $5,488)	5,488
	Total Investments —99.2% (Cost $180,416)	188,170
	Other Assets in Excess of Liabilities — 0.8%	1,541
	NET ASSETS — 100.0%	$189,711

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 05/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
9	10 Year U.S. Treasury Note	09/21/10	$1,079	$(4)
32	5 Year U.S. Treasury Note	09/30/10	3,734	9
	Short Futures Outstanding
(110)	2 Year U.S. Treasury Note	09/30/10	(23,995)	(22)
				$(17)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CMO	—	Collateralized Mortgage Obligation
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
(b)		Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)		The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:
Aggregate gross unrealized appreciation	$7,931
Aggregate gross unrealized depreciation	(177)
Net unrealized appreciation/depreciation	$7,754
Federal income tax cost of investments	$180,416

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities #	$5,488	$182,682	$—	$188,170
Appreciation in Other Financial Instruments
Futures Contracts	$9	$—	$—	$9

Depreciation in Other Financial Instruments
Futures Contracts	$(26)	$—	$—	$(26)

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.
# All portfolio holdings designated as Level 1 and Level 2 are disclosed individually in the Schedules of Portfolio Investments (“SOI”). Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for industry specifics of the portfolio holdings.

JPMorgan Strategic Income Opportunities Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in U.S. dollar, unless otherwise noted)
(Amounts in thousands, except number of contracts)

	PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 0.9%
	14,000		ACE Securities Corp., Series 2005-HE4, Class M1, VAR, 0.843%, 07/25/35	13,292
			Asset Backed Funding Certificates,
	2,798		Series 2005-HE2, Class M1, VAR, 0.823%, 06/25/35	2,744
	4,295		Series 2005-OPT1, Class A2C, VAR, 0.703%, 07/25/35	3,931
	4,338		Asset Backed Securities Corp. Home Equity, Series 2005-HE4, Class M1, VAR, 0.763%, 05/25/35	4,190
	1,200		Capital One Multi-Asset Execution Trust, Series 2006-A2, Class A, 4.850%, 11/15/13	1,229
	2,027		Centex Home Equity, Series 2005-C, Class AF6, SUB, 4.638%, 06/25/35	1,976
	600		Citibank Credit Card Issuance Trust, Series 2007-A6, Class A6, VAR, 0.284%, 07/12/12	600
	2,229		Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35	1,810
	5,186		Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB4, Class AF4, SUB, 5.028%, 08/25/35	5,097
	3,200		Home Equity Asset Trust, Series 2005-2, Class M2, VAR, 0.823%, 07/25/35	2,882
	3,920		Long Beach Mortgage Loan Trust, Series 2004-3, Class M1, VAR, 0.913%, 07/25/34	3,044
	900		MBNA Credit Card Master Note Trust, Series 2003-A8, Class A8, VAR, 0.527%, 12/17/12	900
	8,365		Morgan Stanley ABS Capital I, Series 2004-OP1, Class M1, VAR, 0.923%, 11/25/34	6,687
	739		New Century Home Equity Loan Trust, Series 2003-5, Class AI7, VAR, 5.150%, 11/25/33	729
	789		Nissan Auto Receivables Owner Trust, Series 2007-A, Class A4, VAR, 0.337%, 06/17/13	789
	4,355		Park Place Securities, Inc., Series 2005-WHQ3, Class M1, VAR, 0.763%, 06/25/35	4,093
	899		Renaissance Home Equity Loan Trust, Series 2005-4, Class A3, SUB, 5.565%, 02/25/36	849
	2,490		Saxon Asset Securities Trust, Series 2002-3, Class AF6, SUB, 5.407%, 05/25/31	2,424
	900		SG Mortgage Securities Trust, Series 2006-OPT2, Class A3A, VAR, 0.393%, 10/25/36	877
	23,090		Structured Asset Securities Corp., Series 2005-WF4, Class A4, VAR, 0.703%, 11/25/35	20,552
	8,300		Wells Fargo Home Equity Trust, Series 2004-2, Class AI6, VAR, 5.000%, 05/25/34	8,306

			Total Asset-Backed Securities (Cost $83,762)	87,001
Collateralized Mortgage Obligations — 5.4%
			Agency CMO — 0.7%
			Federal Home Loan Mortgage Corp. REMICS,
	3,102		Series 2975, Class SJ, IF, IO, 6.313%, 05/15/35	410
	838		Series 3171, Class ST, IF, IO, 6.148%, 06/15/36	112
	836		Series 3218, Class AS, IF, IO, 6.243%, 09/15/36	109
	3,623		Series 3236, Class IS, IF, IO, 6.313%, 11/15/36	485
	4,308		Series 3370, Class SH, IF, IO, 6.113%, 10/15/37	556
	52,240		Series 3612, Class JI, 4.500%, 05/15/24	7,104
			Federal National Mortgage Association REMICS,
	22,340		Series 2003-22, Class IO, 6.000%, 04/25/33	4,840
	14,070		Series 2003-80, Class DI, IO, 5.500%, 10/25/31	1,362
	3,770		Series 2004-17, Class DS, IF, IO, 6.807%, 11/25/32	360
	821		Series 2004-41, Class SA, IF, IO, 6.807%, 02/25/32	90
	14,003		Series 2006-20, Class IG, IF, IO, 6.307%, 04/25/36	1,717
	44,495		Series 2006-43, Class SD, IF, IO, 6.257%, 06/25/36	6,638
	4,621		Series 2006-69, Class KI, IF, IO, 6.957%, 08/25/36	469
	34,450		Series 2007 - 55, Class S, IF, IO, 6.417%, 06/25/37	4,988
	10,026		Series 2007-109, Class GI, IF, IO, 5.727%, 12/25/37	1,078
	21,154		Series 2008-17, Class KS, IF, IO, 6.007%, 11/25/37	2,050
	17,672		Series 2008-61, Class S, IF, IO, 5.757%, 07/25/38	2,229
	52,084		Series 2008-71, Class SB, IF, IO, 6.142%, 10/25/29	3,339
	39,650		Series 2009-95, Class HI, IO, 6.000%, 12/25/38	6,551
			Federal National Mortgage Association STRIPS,
	7,979		Series 366, Class 18, IO, 4.000%, 10/01/35	847
	9,561		Series 377, Class 2, IO, 5.000%, 10/01/36	1,844
	17,356		Series 379, Class 2, IO, 5.500%, 05/01/37	2,974
	36,954		Series 390, Class C7, IO, 4.000%, 07/25/23	3,747
	57,628		Series 390, Class C8, IO, 4.500%, 07/25/23	6,224

				60,123
			Non-Agency CMO — 4.7%
			American Home Mortgage Assets,
	19,108		Series 2006-2, Class 1A1, VAR, 1.381%, 09/25/46	8,463
	4,202		Series 2006-2, Class 2A1, VAR, 0.533%, 09/25/46	1,984
			Banc of America Alternative Loan Trust,
	14,256		Series 2004-1, Class 1A1, 6.000%, 02/25/34	14,515
	6,507		Series 2004-12, Class 2CB1, 6.000%, 01/25/35	6,126
	5,573		Series 2005-2, Class 2CB1, 6.000%, 03/25/35	4,776
	8,715		Series 2006-4, Class 2A1, 6.000%, 05/25/21	7,648
	11,486		Banc of America Funding Corp., Series 2006-3, Class 4A19, 5.750%, 03/25/36	10,700
			Banc of America Mortgage Securities, Inc.,
	3,154		Series 2005-10, Class 1A13, 5.500%, 11/25/35	2,989
	14,466		Series 2005-11, Class 2A1, 5.250%, 12/25/20	13,929
	22,111		Series 2007-3, Class 1A1, 6.000%, 09/25/37	19,150
	2,723		Citicorp Mortgage Securities, Inc., Series 2007-2, Class 1A5, 5.750%, 02/25/37	2,640
			CitiMortgage Alternative Loan Trust,
	15,466		Series 2006-A1, Class 1A5, 5.500%, 04/25/36	11,904
	10,757		Series 2006-A1, Class 1A6, 6.000%, 04/25/36	8,251
	17,335		Series 2007-A6, Class 1A5, 6.000%, 06/25/37	12,604
			Countrywide Alternative Loan Trust,
	3,341		Series 2004-5CB, Class 2A1, 5.000%, 05/25/19	3,380
	6,122		Series 2005-28CB, Class 1A5, 5.500%, 08/25/35	5,717
	9,400		Series 2005-28CB, Class 1A6, 5.500%, 08/25/35	7,033
	5,166		Series 2005-50CB, Class 4A1, 5.000%, 11/25/20	4,742
	32,787		Series 2005-70CB, Class A5, 5.500%, 12/25/35	29,959
	4,934		Series 2005-J3, Class 3A1, 6.500%, 09/25/34	4,697
	13,912		Series 2005-J6, Class 2A1, 5.500%, 07/25/25	13,201
	7,268		Series 2005-J11, Class 5A1, 5.500%, 11/25/20	6,739
	5,727		Series 2006-19CB, Class A15, 6.000%, 08/25/36	4,616
	6,294		Series 2006-24CB, Class A1, 6.000%, 06/25/36	5,405
	11,150		Series 2006-24CB, Class A23, 6.000%, 08/25/36	8,159
	2,160		Series 2006-28CB, Class A17, 6.000%, 10/25/36	1,442
	7,186		Series 2006-31CB, Class A3, 6.000%, 11/25/36	5,706
	2,469		Series 2006-41CB, Class 2A17, 6.000%, 01/25/37	2,030
	1,929		Series 2006-J3, Class 2A1, 4.750%, 12/25/20	1,680
	2,730		Series 2007-5CB, Class 1A31, 5.500%, 04/25/37	1,740
			Countrywide Home Loan Mortgage Pass Through Trust,
	4,174		Series 2005-10, Class A1, 5.500%, 05/25/35	3,897
	7,850		Series 2005-20, Class A7, 5.250%, 12/25/27	7,276
	3,518		Series 2005-21, Class A2, 5.500%, 10/25/35	3,084
	13,217		Series 2006-15, Class A1, 6.250%, 10/25/36	11,526
	4,961		Series 2006-20, Class 1A36, 5.750%, 02/25/37	4,146
	17,309		Series 2007-16, Class A1, 6.500%, 10/25/37	14,814
	24,948		Series 2007-17, Class 1A1, 6.000%, 10/25/37	21,631
	342		Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-10, Class 1A10, 5.850%, 05/25/36	334
	7,959		First Horizon Alternative Mortgage Securities, Series 2006-FA7, Class A1, 5.750%, 12/25/36	6,563
	12,435		First Horizon Asset Securities, Inc., Series 2007-5, Class A4, 6.250%, 11/25/37	10,807
	6,191		Greenpoint Mortgage Funding Trust, VAR, 0.653%, 10/25/45	3,218
	19,842		Lehman Mortgage Trust, Series 2005-1, Class 7A1, 5.500%, 11/25/20	19,494
	8,440		MASTR Alternative Loans Trust, Series 2005-5, Class 3A1, 5.750%, 08/25/35	7,072
	4,425		Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	3,642
			Residential Accredit Loans, Inc.,
	9,879		Series 2003-QS20, Class CB, 5.000%, 11/25/18	10,066
	2,390		Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	2,097
	3,025		Series 2007-QS4, Class 5A2, 5.500%, 04/25/22	2,568
	14,554		Residential Funding Mortgage Securities I, Series 2006-S10, Class 1A1, 6.000%, 10/25/36	12,340
			Washington Mutual Alternative Mortgage Pass-Through Certificates,
	2,261		Series 2005-8, Class 1A8, 5.500%, 10/25/35	1,905
	3,165		Series 2006-1, Class 3A2, 5.750%, 02/25/36	2,496
	34,521		Wells Fargo Alternative Loan Trust, Series 2007-PA3, Class 3A6, 6.500%, 07/25/37	24,607
			Wells Fargo Mortgage Backed Securities Trust,
	19,990		Series 2006-1, Class A3, 5.000%, 03/25/21	19,468
	4,787		Series 2006-11, Class A8, 6.000%, 09/25/36	4,151
	11,974		Series 2007-5, Class 2A3, 5.500%, 05/25/37	11,450
	2,356		Series 2007-11, Class A85, 6.000%, 08/25/37	2,079
	1,405		Series 2007-11, Class A96, 6.000%, 08/25/37	1,228

				443,884
			Total Collateralized Mortgage Obligations (Cost $490,378)	504,007
Commercial Mortgage-Backed Securities — 0.0% (g)
	2,800		Banc of America Commercial Mortgage, Inc., Series 2005-3, Class A4, 4.668%, 07/10/43	2,810
	352		LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A2, 3.992%, 10/15/29	351
	2,034		Morgan Stanley Capital I, Series 2004-HQ3, Class A3, 4.490%, 01/13/41	2,076

			Total Commercial Mortgage-Backed Securities (Cost $4,588)	5,237
Corporate Bonds — 23.2%
			Consumer Discretionary — 6.3%
			Auto Components — 0.2%
	11,050		Affinia Group, Inc., 9.000%, 11/30/14	11,022
			Goodyear Tire & Rubber Co. (The),
	390		8.625%, 12/01/11	401
	1,575		8.750%, 08/15/20	1,575
	1,480		9.000%, 07/01/15	1,517
	295		10.500%, 05/15/16	312
			Lear Corp.,
	845		7.875%, 03/15/18	824
	350		8.125%, 03/15/20	342
			TRW Automotive, Inc.,
	760		7.000%, 03/15/14 (e)	747
	1,575		7.250%, 03/15/17 (e)	1,528
	2,150		United Components, Inc., 9.375%, 06/15/13	2,139

				20,407
			Automobiles — 0.4%
	12,600		Ford Holdings LLC, 9.300%, 03/01/30	12,348
			Ford Motor Co.,
	325		7.500%, 08/01/26	274
	1,900		9.980%, 02/15/47	1,886
			Motors Liquidation Co.,
	175		1.500%, 06/01/09 (a)	1,255
	1,545		6.250%, 07/15/33	11,297
	170		7.250%, 04/15/41 (m)	1,115
	505		7.250%, 07/15/41	3,315
	687		7.250%, 02/15/52 (m)	4,509
	581		7.375%, 05/15/48	3,814
	51		7.375%, 10/01/51 (m)	336
	1,485		Oshkosh Corp., 8.250%, 03/01/17	1,530

				41,679
			Broadcasting & Cable TV — 0.1%
			CCO Holdings LLC/CCO Holdings Capital Corp.,
	2,895		7.875%, 04/30/18 (e)	2,841
	3,265		8.125%, 04/30/20 (e)	3,232
	6,500		Sirius XM Radio, Inc., 8.750%, 04/01/15 (e)	6,305

				12,378
			Distributors — 0.1%
	2,205		American Tire Distributors, Inc., 9.750%, 06/01/17 (e)	2,177
			KAR Auction Services, Inc.,
	2,077		8.750%, 05/01/14	2,056
	9		10.000%, 05/01/15	9
	2,280		McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	2,212

				6,454
			Diversified Consumer Services — 0.1%
			Service Corp. International,
	5,302		6.750%, 04/01/15	5,249
	735		7.000%, 06/15/17	713
	2,360		7.375%, 10/01/14	2,384
	2,000		Stewart Enterprises, Inc., 3.125%, 07/15/14	1,780

				10,126
			Diversified Financial Services — 0.0% (g)
	750		Chukchansi Economic Development Authority, VAR, 4.123%, 11/15/12 (e)	510
	1,790		UCI Holdco, Inc., PIK, 8.257%, 12/15/13	1,700

				2,210
			Hotels, Restaurants & Leisure — 1.6%
	1,940		Boyd Gaming Corp., 7.125%, 02/01/16	1,659
	1,680		Games Merger Corp., 11.000%, 06/01/18 (e)	1,655
			Harrah's Operating Co., Inc.,
	43,800		10.000%, 12/15/18	34,602
	9,825		11.250%, 06/01/17	10,292
			Host Hotels & Resorts LP,
	2,030		6.375%, 03/15/15	1,984
	2,325		Series Q, 6.750%, 06/01/16	2,278
	1,475		6.875%, 11/01/14	1,464
	1,715		9.000%, 05/15/17 (e)	1,818
	13,954		Isle of Capri Casinos, Inc., 7.000%, 03/01/14	12,053
	7,060		Landry's Restaurants, Inc., 11.625%, 12/01/15	7,360
	2,000		Mashantucket Western Pequot Tribe, 5.912%, 09/01/21 (d) (e)	1,268
			MGM Mirage,
	4,135		5.875%, 02/27/14	3,339
	19,400		6.750%, 09/01/12	17,897
	1,500		6.750%, 04/01/13	1,312
	1,380		7.500%, 06/01/16	1,104
	2,810		9.000%, 03/15/20 (e)	2,817
	80		10.375%, 05/15/14 (e)	85
	2,815		11.125%, 11/15/17 (e)	3,047
	6,390		Peninsula Gaming LLC, 10.750%, 08/15/17	6,294
	3,500		Real Mex Restaurants, Inc., 14.000%, 01/01/13	3,430
			Royal Caribbean Cruises Ltd., (Liberia),
	371		6.875%, 12/01/13	365
	2,980		7.000%, 06/15/13	2,932
	3,268		7.250%, 06/15/16	3,145
	3,327		11.875%, 07/15/15	3,776
	110		Sheraton Holding Corp., 7.375%, 11/15/15	115
	14,050		Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/15 (e)	10,959
			Starwood Hotels & Resorts Worldwide, Inc.,
	1,925		6.750%, 05/15/18	1,901
	1,765		7.875%, 10/15/14	1,884
			Travelport LLC,
	875		9.875%, 09/01/14	873
	540		11.875%, 09/01/16	544
	5,810		Vail Resorts, Inc., 6.750%, 02/15/14	5,781
			Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.,
	565		7.875%, 11/01/17 (e)	559
	1,560		7.875%, 05/01/20 (e)	1,537

				150,129
			Household Durables — 0.5%
	5,125		ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13	4,997
	4,125		Ames True Temper, Inc., VAR, 4.303%, 01/15/12	3,888
	17,319		K Hovnanian Enterprises, Inc., 10.625%, 10/15/16	17,708
	2,460		Libbey Glass, Inc., 10.000%, 02/15/15 (e)	2,552
			Sealy Mattress Co.,
	5,535		8.250%, 06/15/14	5,507
	2,794		10.875%, 04/15/16 (e)	3,060
	7,920		Simmons Bedding Co., 11.250%, 07/15/15 (e)	8,415

				46,127
			Leisure Equipment & Products — 0.1%
	2,840		Easton-Bell Sports, Inc., 9.750%, 12/01/16 (e)	2,932
	2,220		Steinway Musical Instruments, 7.000%, 03/01/14 (e)	2,143

				5,075
			Media — 2.0%
	2,900		CBS Corp., 8.200%, 05/15/14	3,393
	6,040		Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e)	5,829
	850		Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e)	887
			Clear Channel Worldwide Holdings, Inc.,
	1,305		9.250%, 12/15/17 (e)	1,321
	5,695		9.250%, 12/15/17 (e)	5,795
			DirecTV Holdings LLC/DirecTV Financing Co.,
	630		6.375%, 06/15/15	650
	2,280		7.625%, 05/15/16	2,462
			DISH DBS Corp.,
	11,710		7.125%, 02/01/16	11,476
	7,080		7.750%, 05/31/15	7,115
	6,720		7.875%, 09/01/19	6,787
			Intelsat Jackson Holdings S.A., (Luxembourg),
	2,430		8.500%, 11/01/19 (e)	2,418
	10,035		9.500%, 06/15/16	10,336
	7,315		11.250%, 06/15/16	7,717
			Intelsat Luxembourg S.A., (Luxembourg),
	19,725		PIK, 12.500%, 02/04/17	19,380
	20,000		SUB, 11.250%, 02/04/17 (a)	19,700
	10		Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15 (e)	10
	1,800		News America, Inc., 6.900%, 08/15/39	2,001
	1,810		Nexstar Broadcasting, Inc. / Mission Broadcasting, Inc., 8.875%, 04/15/17 (e)	1,792
	8,435		Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	8,119
			Telesat Canada/Telesat LLC, (Canada),
	9,821		11.000%, 11/01/15	10,656
	7,500		12.500%, 11/01/17	8,475
	13,530		Valassis Communications, Inc., 8.250%, 03/01/15	14,003
			Videotron Ltee, (Canada),
	2,105		6.375%, 12/15/15	2,010
	503		6.875%, 01/15/14	501
			Virgin Media Finance plc, (United Kingdom),
	1,715		8.375%, 10/15/19	1,711
	1,175		9.500%, 08/15/16	1,204
	1,645		WMG Acquisition Corp., 9.500%, 06/15/16 (e)	1,703
	14,703		WMG Holdings Corp., SUB, 9.500%, 12/15/14	14,409
	16,230		XM Satellite Radio, Inc., 13.000%, 08/01/13 (e)	17,772

				189,632
			Multiline Retail — 0.2%
	1,580		Bon-Ton Department Stores, Inc. (The), 10.250%, 03/15/14	1,572
	590		Couche-Tard U.S. LP/Couche-Tard Finance Corp., 7.500%, 12/15/13	589
	1,725		HSN, Inc., 11.250%, 08/01/16	1,906
	2,105		JC Penney Corp., Inc., 7.950%, 04/01/17	2,347
	2,680		Macy's Retail Holdings, Inc., 8.875%, 07/15/15	2,955
	2,172		Neiman-Marcus Group, Inc. (The), PIK, 9.750%, 10/15/15	2,121
	395		QVC, Inc., 7.500%, 10/01/19 (e)	385
	6,155		Sitel LLC/Sitel Finance Corp., 11.500%, 04/01/18 (e)	5,847

				17,722
			Specialty Retail — 0.9%
	8,859		Blockbuster, Inc., 11.750%, 10/01/14 (e)	5,227
	2,107		Burlington Coat Factory Investment Holdings, Inc., SUB, 14.500%, 10/15/14	2,212
	6,825		Burlington Coat Factory Warehouse Corp., 11.125%, 04/15/14	7,047
	3,000		General Nutrition Centers, Inc., PIK, 5.750%, 03/15/14	2,752
	1,600		Hillman Group, Inc., 10.875%, 06/01/18 (e)	1,588
			Michael's Stores, Inc.,
	32,850		SUB, 0.000%, 11/01/16	29,072
	8,000		SUB, 11.375%, 11/01/16	8,230
	3,430		NBC Acquisition Corp., SUB, 11.000%, 03/15/13	3,104
			Nebraska Book Co., Inc.,
	7,220		8.625%, 03/15/12	6,661
	1,018		10.000%, 12/01/11	1,023
	3,320		PEP Boys - Manny, Moe & Jack, 7.500%, 12/15/14	3,204
	3,465		Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	3,552
	7,700		Toys R Us, Inc., 7.875%, 04/15/13	7,873

				81,545
			Textiles, Apparel & Luxury Goods — 0.1%
			Hanesbrands, Inc.,
	1,055		8.000%, 12/15/16	1,070
	3,110		VAR, 3.831%, 12/15/14	2,908
	980		Levi Strauss & Co., 8.875%, 04/01/16	1,017
	5,344		Quiksilver, Inc., 6.875%, 04/15/15	4,676

				9,671
			Total Consumer Discretionary	593,155
			Consumer Staples — 1.1%
			Beverages — 0.1%
			Constellation Brands, Inc.,
	4,240		7.250%, 09/01/16	4,219
	3,330		8.375%, 12/15/14	3,463

				7,682
			Food & Staples Retailing — 0.1%
			Rite Aid Corp.,
	6,370		7.500%, 03/01/17	5,733
	705		9.500%, 06/15/17	566
	575		9.750%, 06/12/16	610
	7,105		SUPERVALU, Inc., 8.000%, 05/01/16	6,998

				13,907
			Food Products — 0.3%
	2,005		B&G Foods, Inc., 7.625%, 01/15/18	2,000
	1,250		Bumble Bee Foods LLC, 7.750%, 12/15/15 (e)	1,244
			Chiquita Brands International, Inc.,
	4,000		7.500%, 11/01/14	3,880
	4,400		8.875%, 12/01/15	4,279
			Del Monte Corp.,
	180		6.750%, 02/15/15	180
	740		7.500%, 10/15/19 (e)	753
			Dole Food Co., Inc.,
	1,710		8.000%, 10/01/16 (e)	1,714
	870		13.875%, 03/15/14	1,005
	1,567		JBS USA LLC/JBS USA Finance, Inc., 11.625%, 05/01/14	1,721
			Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
	500		9.250%, 04/01/15	498
	1,215		9.250%, 04/01/15 (e)	1,212
			Smithfield Foods, Inc.,
	4,945		7.750%, 05/15/13	4,821
	6,000		7.750%, 07/01/17	5,640
	105		10.000%, 07/15/14 (e)	113

				29,060
			Household Products — 0.5%
	1,845		Central Garden and Pet Co., 8.250%, 03/01/18	1,827
			Jarden Corp.,
	1,180		7.500%, 05/01/17	1,157
	6,405		8.000%, 05/01/16	6,541
	26,639		Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	28,237
	695		Visant Corp., 7.625%, 10/01/12	695
			Visant Holding Corp.,
	2,246		8.750%, 12/01/13	2,263
	3,860		SUB, 10.250%, 12/01/13	3,937
	990		Yankee Acquisition Corp., Series B, 8.500%, 02/15/15	992

				45,649
			Personal Products — 0.1%
	4,605		Revlon Consumer Products Corp., 9.750%, 11/15/15 (e)	4,686

			Total Consumer Staples	100,984
			Energy — 0.9%
			Energy Equipment & Services — 0.2%
	1,510		Bristow Group, Inc., 6.125%, 06/15/13	1,465
	1,625		Forbes Energy Services LLC/Forbes Energy Capital, Inc., 11.000%, 02/15/15	1,503
	1,250		Gibson Energy ULC/GEP Midstream Finance Corp., (Canada), 10.000%, 01/15/18 (e)	1,222
	1,200		Global Geophysical Services, Inc., 10.500%, 05/01/17 (e)	1,152
	4,739		Helix Energy Solutions Group, Inc., 9.500%, 01/15/16 (e)	4,644
	3,500		Key Energy Services, Inc., 8.375%, 12/01/14	3,482
	1,610		Parker Drilling Co., 9.125%, 04/01/18 (e)	1,529
	2,500		PHI, Inc., 7.125%, 04/15/13	2,469
	810		Pride International, Inc., 8.500%, 06/15/19	887

				18,353
			Oil, Gas & Consumable Fuels — 0.7%
	6,277		Alon Refining Krotz Springs, Inc., 13.500%, 10/15/14	5,838
	3,850		Arch Coal, Inc., 8.750%, 08/01/16 (e)	3,927
			Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
	2,450		10.750%, 02/01/18	2,597
	1,435		12.125%, 08/01/17	1,593
			Chesapeake Energy Corp.,
	1,820		6.500%, 08/15/17	1,770
	1,370		6.875%, 01/15/16	1,401
	1,825		7.500%, 06/15/14	1,870
			Consol Energy, Inc.,
	1,080		8.000%, 04/01/17 (e)	1,097
	790		8.250%, 04/01/20 (e)	807
			Denbury Resources, Inc.,
	800		7.500%, 04/01/13	804
	3,260		9.750%, 03/01/16	3,480
			El Paso Corp.,
	1,420		6.875%, 06/15/14	1,423
	440		7.000%, 06/15/17	430
	3,685		8.250%, 02/15/16	3,814
			Forest Oil Corp.,
	230		7.250%, 06/15/19	217
	2,295		8.500%, 02/15/14	2,358
			Inergy LP/Inergy Finance Corp.,
	635		6.875%, 12/15/14	622
	980		8.250%, 03/01/16	990
	2,675		8.750%, 03/01/15	2,729
			Linn Energy LLC/Linn Energy Finance Corp.,
	3,895		8.625%, 04/15/20 (e)	3,856
	315		11.750%, 05/15/17	348
	4,905		NFR Energy LLC/NFR Energy Finance Corp., 9.750%, 02/15/17 (e)	4,709
			OPTI Canada, Inc., (Canada),
	1,730		8.250%, 12/15/14	1,479
	1,035		9.000%, 12/15/12 (e)	1,040
			Petrohawk Energy Corp.,
	4,100		7.875%, 06/01/15	3,972
	1,470		9.125%, 07/15/13	1,507
	1,165		10.500%, 08/01/14	1,232
	2,000		Quicksilver Resources, Inc., 11.750%, 01/01/16	2,180
	2,430		Range Resources Corp., 7.500%, 05/15/16	2,436
			SandRidge Energy, Inc.,
	585		9.875%, 05/15/16 (e)	576
	1,260		PIK, 8.625%, 04/01/15	1,172
	6,500		Western Refining, Inc., 11.250%, 06/15/17 (e)	5,915

				68,189
			Total Energy	86,542
			Financials — 4.2%
			Capital Markets — 0.5%
	1,732		Credit Suisse, (Switzerland), VAR, 1.126%, 05/15/17 (x)	1,373
	39,350		Goldman Sachs Group, Inc. (The), 6.000%, 06/15/20	39,788
	1,860		SSI Investments II/SSI Co.-Issuer LLC, 11.125%, 06/01/18 (e)	1,832

				42,993
			Commercial Banks — 0.9%
			Barclays Bank plc, (United Kingdom),
	13,215		VAR, 5.926%, 12/15/16 (e) (x)	10,440
	17,850		VAR, 7.434%, 12/15/17 (e) (x)	15,797
	2,700		Comerica Bank, VAR, 0.634%, 08/24/11	2,666
	33,700		Credit Agricole S.A., (France), VAR, 6.637%, 05/31/17 (e) (x)	23,927
	16,500		Discover Bank, 8.700%, 11/18/19	18,053
	15,850		Lloyds TSB Bank plc, (United Kingdom), 5.800%, 01/13/20 (e)	14,889
	3,172		Wachovia Capital Trust III, VAR, 5.800%, 03/15/11 (x)	2,506

				88,278
			Consumer Finance — 0.7%
	14,914		ACE Cash Express, Inc., 10.250%, 10/01/14 (e) (f) (i)	11,633
	5,250		Ally Financial, Inc., 6.750%, 12/01/14	5,001
			Ford Motor Credit Co. LLC,
	7,120		7.000%, 04/15/15	7,047
	11,600		8.000%, 12/15/16	11,623
	8,635		8.700%, 10/01/14	8,881
			GMAC, Inc.,
	2,450		6.625%, 05/15/12	2,413
	7,190		6.875%, 08/28/12	7,100
			International Lease Finance Corp.,
	6,030		8.625%, 09/15/15 (e)	5,548
	3,830		8.750%, 03/15/17 (e)	3,504

				62,750
			Diversified Financial Services — 0.9%
	18,185		Chukchansi Economic Development Authority, 8.000%, 11/15/13 (e)	13,093
			CIT Group, Inc.,
	126		7.000%, 05/01/13	121
	189		7.000%, 05/01/14	178
	9,674		7.000%, 05/01/15	8,925
	16,360		7.000%, 05/01/16	14,847
	441		7.000%, 05/01/17	398
	6,830		CNG Holdings, Inc., 12.250%, 02/15/15 (e)	6,693
	1,000		Deluxe Corp., 7.375%, 06/01/15	990
	4,050		FireKeepers Development Authority, 13.875%, 05/01/15 (e)	4,637
	4,100		General Electric Capital Corp., VAR, 0.506%, 08/15/11	4,071
	2,470		LBI Escrow Corp., 8.000%, 11/01/17 (e)	2,513
	1,700		New Communications Holdings, Inc., 8.500%, 04/15/20 (e)	1,675
	5,310		Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, 8.500%, 05/15/18 (e)	5,045
	4,200		SquareTwo Financial Corp., 11.625%, 04/01/17 (e)	4,042
	10,000		Universal City Development Partners Ltd., 10.875%, 11/15/16 (e)	10,100
	8,500		ZFS Finance USA Trust III, VAR, 1.407%, 12/15/65 (e)	7,671

				84,999
			Insurance — 1.2%
	2,350		Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,449
	2,600		Hartford Life Institutional Funding, VAR, 0.756%, 08/15/13 (e)	2,497
	23,520		HUB International Holdings, Inc., 10.250%, 06/15/15 (e)	21,521
			Liberty Mutual Group, Inc.,
	9,540		7.800%, 03/15/37 (e)	7,918
	17,985		VAR, 10.750%, 06/15/58 (e)	19,244
	2,400		MetLife Capital Trust X, VAR, 9.250%, 04/08/38 (e)	2,616
			Metropolitan Life Global Funding I,
	3,650		5.125%, 11/09/11 (e)	3,811
	2,400		5.125%, 04/10/13 (e)	2,588
	1,400		5.200%, 09/18/13 (e)	1,507
			Nationwide Mutual Insurance Co.,
	1,783		8.250%, 12/01/31 (e)	1,834
	13,100		9.375%, 08/15/39 (e)	14,763
			Pricoa Global Funding I,
	3,600		4.625%, 06/25/12 (e)	3,770
	4,000		VAR, 0.415%, 06/26/12 (e)	3,901
			USI Holdings Corp.,
	12,164		9.750%, 05/15/15 (e)	11,069
	575		VAR, 4.311%, 11/15/14 (e) (f) (i)	460
	8,000		Xlliac Global Funding, VAR, 0.674%, 08/10/10 (e)	7,906

				107,854
			Real Estate Management & Development — 0.0% (g)
	980		Realogy Corp., 10.500%, 04/15/14	833

			Total Financials	387,707
			Health Care — 1.6%
			Commercial Services & Supplies — 0.2%
	12,701		Catalent Pharma Solutions, Inc., PIK, 10.250%, 04/15/15	12,352

			Health Care Equipment & Supplies — 0.2%
	12,915		Biomet, Inc., PIK, 11.125%, 10/15/17	13,738
	935		Cooper Cos., Inc. (The), 7.125%, 02/15/15	926
	3,660		DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14	3,807

				18,471
			Health Care Providers & Services — 1.0%
	3,180		Bausch & Lomb, Inc., 9.875%, 11/01/15	3,244
	5,605		CHS/Community Health Systems, Inc., 8.875%, 07/15/15	5,738
	2,385		DaVita, Inc., 7.250%, 03/15/15	2,373
			HCA, Inc.,
	2,282		5.750%, 03/15/14	2,105
	2,816		6.375%, 01/15/15	2,584
	9,345		9.250%, 11/15/16	9,789
	18,608		PIK, 10.375%, 11/15/16	19,585
	5,635		Health Management Associates, Inc., 6.125%, 04/15/16	5,290
	11,451		Multiplan, Inc., 10.375%, 04/15/16 (e)	11,623
	205		Omnicare, Inc., 7.750%, 06/01/20	205
	9,575		OnCure Medical Corp., 11.750%, 05/15/17 (e)	9,288
	3,175		Radiation Therapy Services, Inc., 9.875%, 04/15/17 (e)	3,080
	7,480		Select Medical Corp., 7.625%, 02/01/15	7,031
	774		Surgical Care Affiliates, Inc., PIK, 8.875%, 07/15/15 (e)	759
			Tenet Healthcare Corp.,
	1,620		8.875%, 07/01/19 (e)	1,699
	3,325		9.250%, 02/01/15	3,416
	1,570		10.000%, 05/01/18 (e)	1,721
	2,635		United Surgical Partners International, Inc., PIK, 10.000%, 05/01/17	2,615
	3,925		US Oncology, Inc., 9.125%, 08/15/17	3,959

				96,104
			Pharmaceuticals — 0.2%
			Elan Finance plc/Elan Finance Corp., (Ireland),
	11,800		8.750%, 10/15/16 (e)	11,534
	2,855		VAR, 4.436%, 11/15/11	2,784
			Mylan, Inc.,
	715		7.625%, 07/15/17 (e)	720
	3,045		7.875%, 07/15/20 (e)	3,049

				18,087
			Total Health Care	145,014
			Industrials — 2.8%
			Aerospace & Defense — 0.1%
	2,965		Alliant Techsystems, Inc., 6.750%, 04/01/16	2,920
	700		Colt Defense LLC/Colt Finance Corp., 8.750%, 11/15/17 (e)	560
			L-3 Communications Corp.,
	1,600		5.875%, 01/15/15	1,588
	2,060		6.375%, 10/15/15	2,060
	1,715		Sequa Corp., 11.750%, 12/01/15 (e)	1,715
	2,015		Spirit Aerosystems, Inc., 7.500%, 10/01/17	1,985
	155		Triumph Group, Inc., 8.000%, 11/15/17	149

				10,977
			Airlines — 0.7%
	993		American Airlines Pass Through Trust 2009-1A, 10.375%, 07/02/19	1,137
			American Airlines, Inc.,
	2,100		10.500%, 10/15/12 (e)	2,155
	933		13.000%, 08/01/16	1,034
	16,085		Continental Airlines 2003-ERJ1 Pass-Through Trust, 7.875%, 07/02/18	14,476
	11,255		Continental Airlines 2004-ERJ1 Pass-Through Trust, 9.558%, 09/01/19	11,003
	8,928		Continental Airlines 2005-ERJ1 Pass-Through Trust, 9.798%, 04/01/21	8,392
	2,695		Continental Airlines 2006-ERJ1 Pass-Through Trust, 9.318%, 11/01/19 (e)	2,425
			Delta Air Lines, Inc.,
	7,500		Series A, 7.750%, 12/17/19	8,063
	1,840		8.954%, 08/10/14	1,656
			Northwest Airlines, Inc.,
	9,931		7.027%, 11/01/19	9,285
	469		8.028%, 11/01/17	408
	2,144		United Air Lines, Inc., 10.400%, 11/01/16	2,326

				62,360
			Building Products — 0.1%
	970		Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, 11/15/16	1,043
	8,790		Masco Corp., 7.125%, 03/15/20	8,515

				9,558
			Commercial Services & Supplies — 0.4%
			ACCO Brands Corp.,
	2,740		7.625%, 08/15/15	2,548
	4,370		10.625%, 03/15/15	4,731
EUR	3,750		Catalent Pharma Solutions, Inc., 9.750%, 04/15/17	4,096
			Cenveo Corp.,
	800		7.875%, 12/01/13	776
	3,108		10.500%, 08/15/16 (e)	3,112
			Corrections Corp. of America,
	520		6.250%, 03/15/13	521
	3,042		6.750%, 01/31/14	3,038
	1,050		7.750%, 06/01/17	1,084
	1,990		Geo Group, Inc. (The), 7.750%, 10/15/17 (e)	1,982
	2,025		GWR Operating Partnership LLP, 10.875%, 04/01/17 (e)	1,987
			Iron Mountain, Inc.,
	1,203		6.625%, 01/01/16	1,185
	2,225		8.375%, 08/15/21	2,259
	3,690		8.750%, 07/15/18	3,782
			Quebecor World Capital Corp., (Canada),
	2,565		6.125%, 11/15/13 (d) (f)	167
	2,650		6.500%, 08/01/27 (d) (f)	172
	1,050		9.750%, 01/15/15 (d) (f)	68
	4,865		ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	4,865

				36,373
			Construction & Engineering — 0.0% (g)
	440		Esco Corp., 8.625%, 12/15/13 (e)	448

			Electrical Equipment — 0.1%
	4,672		Viasystems, Inc., 12.000%, 01/15/15 (e)	5,145

			Environmental Control — 0.0% (g)
	1,485		Clean Harbors, Inc., 7.625%, 08/15/16	1,522

			Industrial Conglomerates — 0.6%
	2,415		Amsted Industries, Inc., 8.125%, 03/15/18 (e)	2,391
	13,150		FGI Holding Co., Inc., PIK, 11.250%, 10/01/15 (e)	13,051
			Harland Clarke Holdings Corp.,
	7,150		9.500%, 05/15/15	6,381
	20,299		VAR, 6.000%, 05/15/15	16,189
	16,467		JB Poindexter & Co., Inc., 8.750%, 03/15/14	15,479
	7,280		RBS Global, Inc. / Rexnord LLC, 8.500%, 05/01/18 (e)	6,916

				60,407
			Industrial Machinery — 0.1%
	1,960		Baldor Electric Co., 8.625%, 02/15/17	1,994
	2,705		General Cable Corp., 7.125%, 04/01/17	2,658

				4,652
			Machinery — 0.1%
	3,360		Case New Holland, Inc., 7.750%, 09/01/13 (e)	3,419
	800		Manitowoc Co., Inc. (The), 9.500%, 02/15/18	786
			Terex Corp.,
	2,435		8.000%, 11/15/17	2,259
	2,175		10.875%, 06/01/16	2,338
	895		Titan International, Inc., 8.000%, 01/15/12	937

				9,739
			Road & Rail — 0.6%
	1,555		Ashtead Capital, Inc., 9.000%, 08/15/16 (e)	1,547
			Avis Budget Car Rental LLC/Avis Budget Finance, Inc.,
	190		7.750%, 05/15/16	177
	2,225		9.625%, 03/15/18 (e)	2,225
			Hertz Corp. (The),
	3,705		8.875%, 01/01/14	3,723
	11,220		10.500%, 01/01/16	11,613
	2,574		RailAmerica, Inc., 9.250%, 07/01/17	2,677
			RSC Equipment Rental, Inc./RSC Holdings III LLC,
	25,967		9.500%, 12/01/14	24,669
	7,250		10.250%, 11/15/19 (e)	6,960
			United Rentals North America, Inc.,
	3,025		9.250%, 12/15/19	3,036
	2,365		10.875%, 06/15/16	2,519

				59,146
			Trading Companies & Distributors — 0.0% (g)
	2,340		Interline Brands, Inc., 8.125%, 06/15/14	2,363

			Total Industrials	262,690
			Information Technology — 1.7%
			Communications Equipment — 0.4%
			Avaya, Inc.,
	37,035		9.750%, 11/01/15	35,739
	2,198		PIK, 10.875%, 11/01/15	2,154

				37,893
			Electronic Equipment, Instruments & Components — 0.4%
	4,590		Aeroflex, Inc., 11.750%, 02/15/15	4,877
	90		Belden, Inc., 9.250%, 06/15/19 (e)	94
	2,415		Flextronics International Ltd., (Singapore), 6.250%, 11/15/14	2,391
	5,250		Intcomex, Inc., 13.250%, 12/15/14 (e)	5,381
	590		Jabil Circuit, Inc., 7.750%, 07/15/16	603
			NXP B.V./NXP Funding LLC, (Netherlands),
	13,828		7.875%, 10/15/14	12,757
	2,755		VAR, 3.053%, 10/15/13	2,376
	595		NXP BV/NXP Funding LLC, (Netherlands), 9.500%, 10/15/15	512
			Sanmina-SCI Corp.,
	3,417		6.750%, 03/01/13	3,298
	1,765		8.125%, 03/01/16	1,681

				33,970
			Electronics — 0.1%
	10,750		Da-Lite Screen Co., Inc., 12.500%, 04/01/15 (e)	10,965

			Internet Software & Services — 0.0% (g)
	2,495		GXS Worldwide, Inc., 9.750%, 06/15/15 (e)	2,339

			IT Services — 0.4%
			First Data Corp.,
	13,685		9.875%, 09/24/15	11,153
	6,455		PIK, 10.550%, 09/24/15	4,987
	8,000		Stratus Technologies, Inc., 12.000%, 03/29/15 (e)	7,370
	400		Stream Global Services, Inc., 11.250%, 10/01/14	401
	12,365		SunGard Data Systems, Inc., 10.250%, 08/15/15	12,504

				36,415
			Semiconductors & Semiconductor Equipment — 0.4%
			Amkor Technology, Inc.,
	1,930		7.375%, 05/01/18 (e)	1,862
	1,765		7.750%, 05/15/13	1,783
	2,115		9.250%, 06/01/16	2,218
			Freescale Semiconductor, Inc.,
	8,940		9.250%, 04/15/18 (e)	8,873
	14,540		10.125%, 03/15/18 (e)	15,085
	2,845		MagnaChip Semiconductor S.A./MagnaChip Semiconductor Finance Co., (Luxembourg), 10.500%, 04/15/18 (e)	2,920
	1,036		Sensata Technologies B.V., (Netherlands), 8.000%, 05/01/14	1,059

				33,800
			Software — 0.0% (g)
	1,060		Aspect Software, Inc., 10.625%, 05/15/17 (e)	1,051
	2,085		JDA Software Group, Inc., 8.000%, 12/15/14 (e)	2,111

				3,162
			Total Information Technology	158,544
			Materials — 2.2%
			Chemicals — 0.4%
	1,475		Ashland, Inc., 9.125%, 06/01/17	1,615
			Huntsman International LLC,
	4,205		5.500%, 06/30/16 (e)	3,658
	175		7.375%, 01/01/15	165
	550		7.875%, 11/15/14	525
	530		8.625%, 03/15/20 (e)	500
	4,430		Ineos Finance plc, (United Kingdom), 9.000%, 05/15/15 (e)	4,408
	3,910		Johnsondiversey, Inc., 8.250%, 11/15/19 (e)	4,008
	5,845		Lyondell Chemical Co., 11.000%, 05/01/18	6,196
	6,602		PolyOne Corp., 8.875%, 05/01/12	6,916
	2,700		Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	2,457
	1,035		Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	1,030
	1,940		Solutia, Inc., 8.750%, 11/01/17	1,988
	747		Westlake Chemical Corp., 6.625%, 01/15/16	713

				34,179
			Construction Materials — 0.1%
	9,219		U.S. Concrete, Inc., 8.375%, 04/01/14 (d)	5,071

			Containers & Packaging — 0.8%
			Berry Plastics Corp.,
	23,000		8.875%, 09/15/14	22,080
	15,950		9.500%, 05/15/18 (e)	14,275
	1,029		10.250%, 03/01/16	916
	2,545		BWAY Corp., 10.000%, 04/15/14	2,812
	9,410		Constar International, Inc., VAR, 3.811%, 02/15/12	8,081
	2,665		Crown Americas LLC/Crown Americas Capital Corp., 7.750%, 11/15/15	2,712
	1,195		Crown Americas LLC/Crown Americas Capital Corp. II, 7.625%, 05/15/17 (e)	1,201
			Graham Packaging Co. LP/GPC Capital Corp. I,
	2,255		8.250%, 01/01/17 (e)	2,193
	4,180		9.875%, 10/15/14	4,211
	665		Owens-Brockway Glass Container, Inc., 7.375%, 05/15/16	677
	1,750		Plastipak Holdings, Inc., 8.500%, 12/15/15 (e)	1,732
	15,115		Solo Cup Co., 8.500%, 02/15/14	13,944
	1,745		Solo Cup Co./Solo Cup Operating Corp., 10.500%, 11/01/13	1,775

				76,609
			Metals & Mining — 0.1%
	2,595		Arch Western Finance LLC, 6.750%, 07/01/13	2,563
	1,408		CII Carbon LLC, 11.125%, 11/15/15 (e) (f) (i)	1,380
	2,790		Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 (e)	2,755
	2,445		FMG Resources August 2006 Pty Ltd., (Australia), 10.625%, 09/01/16 (e)	2,689
	53		Noranda Aluminum Acquisition Corp., PIK, 5.373%, 05/15/15	43
	2,080		Novelis, Inc., (Canada), 7.250%, 02/15/15	1,950
	1,390		Peabody Energy Corp., 7.375%, 11/01/16	1,442

				12,822
			Paper & Forest Products — 0.8%
	9,660		Abitibi-Consolidated Co. of Canada, (Canada), 13.750%, 04/01/11 (d) (e)	10,143
	6,000		Appleton Papers, Inc., 10.500%, 06/15/15 (e)	5,460
	1,660		Clearwater Paper Corp., 10.625%, 06/15/16 (e)	1,822
			Georgia-Pacific LLC,
	1,200		7.000%, 01/15/15 (e)	1,200
	2,275		7.125%, 01/15/17 (e)	2,264
	1,210		8.250%, 05/01/16 (e)	1,258
	5,219		Jefferson Smurfit Corp., 8.250%, 10/01/12 (d)	4,423
	38,031		NewPage Corp., 11.375%, 12/31/14	35,559
			P.H. Glatfelter Co.,
	2,365		7.125%, 05/01/16 (e)	2,246
	2,250		PE Paper Escrow GmbH, (Austria), 12.000%, 08/01/14 (e)	2,464
			Smurfit-Stone Container Enterprises, Inc.,
	9,462		8.000%, 03/15/17 (d)	8,066
	5,788		8.375%, 07/01/12 (d)	4,848

				79,753
			Total Materials	208,434
			Telecommunication Services — 1.7%
			Diversified Telecommunication Services — 1.3%
			Clearwire Communications LLC/Clearwire Finance, Inc.,
	37,798		12.000%, 12/01/15 (e)	36,664
	6,650		12.000%, 12/01/15 (e)	6,484
	2,025		Frontier Communications Corp., 6.625%, 03/15/15	1,921
	4,775		GCI, Inc., 8.625%, 11/15/19 (e)	4,632
	2,040		ITC Deltacom, Inc., 10.500%, 04/01/16 (e)	1,958
			Level 3 Financing, Inc.,
	16,494		9.250%, 11/01/14	15,010
	25,230		10.000%, 02/01/18 (e)	22,202
	4,130		Nordic Telephone Co. Holdings ApS, (Denmark), 8.875%, 05/01/16 (e)	4,233
			PAETEC Holding Corp.,
	4,405		8.875%, 06/30/17	4,350
	1,700		9.500%, 07/15/15	1,653
			Qwest Communications International, Inc.,
	1,885		7.125%, 04/01/18 (e)	1,838
	8,935		7.500%, 02/15/14	8,801
	1,040		Sable International Finance Ltd., (Cayman Islands), 7.750%, 02/15/17 (e)	1,061
			SBA Telecommunications, Inc.,
	1,000		8.000%, 08/15/16 (e)	1,030
	170		8.250%, 08/15/19 (e)	177
			Wind Acquisition Finance S.A., (Luxembourg),
	5,625		11.750%, 07/15/17 (e)	5,737
	1,245		12.000%, 12/01/15 (e)	1,282
	1,740		12.250%, 07/15/17 (e)	1,636
	5,050		Windstream Corp., 8.625%, 08/01/16	5,000
	860		Zayo Group LLC/Zayo Capital, Inc., 10.250%, 03/15/17 (e)	869

				126,538
			Wireless Telecommunication Services — 0.4%
			Cricket Communications, Inc.,
	2,325		9.375%, 11/01/14	2,342
	315		10.000%, 07/15/15	323
	3,395		Crown Castle International Corp., 9.000%, 01/15/15	3,569
			Digicel Group Ltd., (Bermuda),
	2,335		8.250%, 09/01/17 (e)	2,289
	1,525		10.500%, 04/15/18 (e)	1,544
	2,896		iPCS, Inc., PIK, 3.594%, 05/01/14	2,606
	3,635		MetroPCS Wireless, Inc., 9.250%, 11/01/14	3,744
	2,750		Nextel Communications, Inc., 7.375%, 08/01/15	2,592
	770		NII Capital Corp., 10.000%, 08/15/16	824
			Sprint Capital Corp.,
	8,160		6.900%, 05/01/19	7,375
	7,825		8.750%, 03/15/32	7,453

				34,661
			Total Telecommunication Services	161,199
			Utilities — 0.7%
			Electric Utilities — 0.0% (g)
	1,670		Calpine Construction Finance Co. LP and CCFC Finance Corp., 8.000%, 06/01/16 (e)	1,686
	500		Calpine Corp., 7.250%, 10/15/17 (e)	469
	1,700		FirstEnergy Solutions Corp., 6.800%, 08/15/39	1,633

				3,788
			Gas Utilities — 0.2%
	3,455		Crosstex Energy/Crosstex Energy Finance Corp., 8.875%, 02/15/18 (e)	3,403
	16,000		Dynegy Roseton/Danskammer Pass-Through Trust, 7.670%, 11/08/16	14,240
	2,330		MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 8.750%, 04/15/18	2,353

				19,996
			Independent Power Producers & Energy Traders — 0.4%
			AES Corp. (The),
	2,235		8.000%, 10/15/17	2,196
	6,190		9.750%, 04/15/16 (e)	6,577
			Dynegy Holdings, Inc.,
	2,450		7.625%, 10/15/26	1,592
	360		7.750%, 06/01/19	260
			Edison Mission Energy,
	12,500		7.200%, 05/15/19	8,125
	9,250		7.750%, 06/15/16	6,706
			Energy Future Holdings Corp.,
	1,475		10.000%, 01/15/20 (e)	1,468
	2,000		10.875%, 11/01/17	1,470
	475		North American Energy Alliance LLC/North American Energy Alliance Finance Corp., 10.875%, 06/01/16 (e)	486
			NRG Energy, Inc.,
	8,505		7.375%, 02/01/16	8,229
	915		7.375%, 01/15/17	869
	545		RRI Energy, Inc., 6.750%, 12/15/14	548
	200		Texas Competitive Electric Holdings Co. LLC, 10.250%, 11/01/15	134

				38,660
			Multi-Utilities — 0.1%
	815		Mirant Americas Generation LLC, 8.500%, 10/01/21	746
	4,730		Mirant North America LLC, 7.375%, 12/31/13	4,742

				5,488
			Total Utilities	67,932
			Total Corporate Bonds (Cost $2,126,316)	2,172,201
Investment Companies — 0.4%
	232		Advent Claymore Global Convertible Securities & Income Fund	1,933
	137		Dreyfus High Yield Strategies Fund	559
	452		ING Prime Rate Trust	2,439
	619		Nuveen Multi-Strategy Income and Growth Fund 2	4,863
	11		ProShares UltraShort Real Estate (a)	295
	72		SPDR Barclays Capital High Yield Bond ETF	2,730
	323		Van Kampen Senior Income Trust	1,457
	772		WisdomTree Dreyfus Chinese Yuan Fund (a)	19,148

			Total Investment Companies (Cost $29,000)	33,424
Mortgage Pass-Through Security — 0.1%
	6,750		Federal National Mortgage Association, 30 Year, Single Family, TBA, 4.500%, 06/25/40 (Cost $6,782)	6,887

U.S. Treasury Obligation — 1.9%
	175,524		U.S. Treasury Note, 3.000%, 02/28/17 (m) (Cost $178,043)	178,376

	SHARES
Common Stocks — 0.3%
			Consumer Discretionary — 0.0% (g)
			Media — 0.0% (g)
	52		SuperMedia, Inc. (a)	1,567
			Industrials — 0.0% (g)
			Commercial Services & Supplies — 0.0% (g)
	44		World Color Press, Inc., (Canada) (a)	492
			Information Technology — 0.0%
			IT Services — 0.0%
	165		Stratus Technologies, Inc., ADR (a) (f) (i)	—
			Materials — 0.3%
			Chemicals — 0.3%
	554		Lyondell Chemical Co., (Netherlands), ADR (a)	9,798
	603		LyondellBasell Industries N.V., (Netherlands), Class A (a)	10,712
	376		LyondellBasell Industries N.V., (Netherlands), Class B (a)	6,659
			Total Materials	27,169
			Total Common Stocks (Cost $25,157)	29,228
Preferred Stocks — 0.4%
			Consumer Discretionary — 0.2%
			Automobiles — 0.1%
	1,533		Motors Liquidation Co., 5.250%, 03/06/32	11,106

			Household Durables — 0.1%
	267		M/I Homes, Inc., Series A, 9.750%, 03/15/12 (a) (x)	4,774

			Total Consumer Discretionary	15,880
			Financials — 0.2%
			Commercial Banks — 0.1%
	100		CoBank ACB, 7.000%, 03/30/10 (e) (f) (i) (x)	4,072
	160		CoBank ACB, Series D, 11.000%, 10/01/14 (f) (i) (x)	8,755

				12,827
			Consumer Finance — 0.1%
	159		Ford Motor Credit Co. LLC, 7.375%, 10/05/01	3,595
	160		Ford Motor Credit Co. LLC, 7.600%, 03/01/32	3,683

				7,278
			Total Financials	20,105
			Information Technology — 0.0%
			IT Services — 0.0%
	38		Stratus Technologies, Inc., ADR (a) (f) (i)	—

			Total Preferred Stocks (Cost $30,002)	35,985
	PRINCIPAL AMOUNT
Loan Participations & Assignments — 3.6%
			Consumer Discretionary — 1.8%
			Auto Components — 0.2%
			Remy, 1st Lien Term Loan,
	4,136		5.757%, 12/06/13	4,071
	409		5.790%, 12/06/13	403
	8,837		5.921%, 12/06/13	8,699
	1,968		Remy, 2nd Lien Term Loan, 8.757%, 06/06/14	1,954

				15,127
			Automobiles — 0.1%
			Ford Motor Co., Term Loan B,
	4,394		3.310%, 12/15/13	4,102
	4,394		3.340%, 12/15/13	4,103
	504		3.340%, 12/15/13	470

				8,675
			Gaming — 0.0% (g)
			Venetian Macau, Delayed Draw Project Term Loan,
	719		4.800%, 05/25/13	694
	102		4.800%, 05/25/13	98
	196		Venetian Macau, Incremental Term Loan, 4.800%, 05/25/13	189
	1,894		Venetian Macau, Term B Funded Project Loan, 4.800%, 05/25/13	1,827

				2,808
			Hotels, Restaurants & Leisure — 0.2%
			CCM Merger, Inc., Term Loan B,
	10,018		8.500%, 07/13/12	9,802
	2,653		8.500%, 07/13/12	2,595
	1,263		8.500%, 07/13/12	1,236
	563		Fontainebleau Las Vegas, Delayed Draw Term Loan B, 4.316%, 06/06/14 (d)	131
	1,127		Fontainebleau Las Vegas, Initial Term Loan, 4.527%, 06/06/14 (d)	262
	4,027		Harrah's Operating Co., Inc., Term B-2 Loan, 3.316%, 01/28/15	3,365
			Harrah's Operating Co., Inc., Term B-3 Loan,
	7		3.290%, 01/28/15	6
	616		3.316%, 01/28/15	513
	1,922		MGM Mirage, Term Loan, 6.000%, 10/03/11	1,826

				19,736
			Media — 0.8%
	19,341		Clear Channel Communications, Inc., Term Loan B, 4.004%, 01/29/16	14,848
			Dex Media West, New Term Loan,
	235		7.500%, 10/24/14	213
	57		7.500%, 10/24/14	52
	228		7.500%, 10/24/14	208
	2,026		High Plains Broadcasting Operating Co. LLC, Term Loan, 9.000%, 09/14/16	1,979
	27,575		Idearc, Inc., Exit Term Loan, 11.000%, 12/31/15	23,289
	12,425		Newport Television LLC, Term Loan, 9.000%, 09/14/16	12,136
			Univision Communications, Inc., 1st Lien Term Loan,
	1,419		2.540%, 09/20/14	1,216
	22,081		2.540%, 09/20/14	18,923

				72,864
			Multiline Retail — 0.0% (g)
			Neiman Marcus Group, Inc., Term Loan,
	1,783		2.252%, 04/26/13	1,623
	119		2.285%, 04/26/13	108

				1,731
			Specialty Retail — 0.5%
			Claire's Stores, Term Loan B,
	16,379		3.040%, 05/29/14	13,769
	36,716		3.040%, 05/29/14	30,867
	5,538		3.040%, 05/29/14	4,656

				49,292
			Total Consumer Discretionary	170,233
			Consumer Staples — 0.1%
			Food & Staples Retailing — 0.0% (g)
	1,256		Rite Aid Corp., Tranche 4 Term Loan, 9.500%, 06/01/15	1,279

			Household Products — 0.1%
	467		Spectrum Brands, Inc., Letter of Credit, 1.500%, 06/30/12	464
			Spectrum Brands, Inc., Term Loan B,
	3,580		8.000%, 06/30/12	3,552
	2,926		8.000%, 06/30/12	2,904
	2,926		8.000%, 06/30/12	2,904
	2		8.750%, 06/30/12	2

				9,826
			Total Consumer Staples	11,105
			Energy — 0.0% (g)
			Oil, Gas & Consumable Fuels — 0.0% (g)
	3,200		Big West Oil, Term Loan B01/22/15	3,212

			Financials — 0.9%
			Capital Markets — 0.0% (g)
	1,035		Nuveen Investments, Inc., 2nd Lien Term Loan, 12.500%, 07/21/15	1,067

			Diversified Financial Services — 0.5%
	23,524		Capmark Financial Group, Term Roll-Up Certified Tranche, 4.750%, 03/23/13	19,481
	6,600		Capmark Financial Group, Term Roll-Up Non-Certified Tranche, 4.750%, 03/23/11	5,465
	1,515		Capmark Financial Group, Term Roll-Up Paydown Facility, 4.750%, 03/23/11	1,255
	11,709		Capmark Financial Group, U.S. Term Loan, 3.250%, 03/23/13	3,926
	3,200		Capmark Financial Group, Unsecured Bridge Loan, 5.250%, 03/23/13	1,104
			CIT Group, Inc., Initial Term Loan,
	467		13.000%, 01/20/12	481
	234		13.000%, 01/20/12	240
	234		13.000%, 01/20/12	241
	234		13.000%, 01/20/12	241
	234		13.000%, 01/20/12	241
	234		13.000%, 01/20/12	241
	234		13.000%, 01/20/12	240
			CIT Group, Inc., New Term Loan,
	2,447		13.000%, 01/20/12	2,520
	2,447		13.000%, 01/20/12	2,520
	2,447		13.000%, 01/20/12	2,520
	2,447		13.000%, 01/20/12	2,520
	2,447		13.000%, 01/20/12	2,520

				45,756
			Insurance — 0.0% (g)
	408		USI Holdings Corp., Term Loan, 7.000%, 05/04/14	396

			Real Estate Investment Trusts (REITs) — 0.4%
			General Growth Properties, Inc., Revolver, Term Loan,
	2		1.250%, 12/31/49	2
	37		1.250%, 12/31/49	37
	28,866		5.250%, 12/31/49 (d)	29,638
	1,163		5.250%, 12/31/49	1,190

				30,867
			Real Estate Management & Development — 0.0% (g)
			Realogy Corp., Delayed Draw Term Loan B,
	1,649		3.292%, 10/10/13	1,386
	1,550		3.294%, 10/10/13	1,304

				2,690
			Total Financials	80,776
			Industrials — 0.1%
			Building Products — 0.1%
	786		Jacuzzi Brands, Inc., 1st Lien Letter of Credit, 0.190%, 02/07/14	643
			Jacuzzi Brands, Inc., 1st Lien Term Loan B,
	13		2.543%, 02/07/14	11
	6,365		2.574%, 02/07/14	5,203

				5,857
			Commercial Services & Supplies — 0.0% (g)
			Quebecor World, Inc., Exit Term Loan,
	4,181		9.000%, 07/10/12	4,184
	1,538		9.000%, 07/10/12	1,539

				5,723
			Total Industrials	11,580
			Information Technology — 0.1%
			IT Services — 0.1%
			First Data Corp., Initial Tranche B-1 Term Loan,
	21		3.032%, 09/24/14	18
	35		3.040%, 09/24/14	30
	686		3.091%, 09/24/14	578
			First Data Corp., Initial Tranche B-2 Term Loan,
	5,075		3.032%, 09/24/14	4,271
	253		3.040%, 09/24/14	213
			First Data Corp., Initial Tranche B-3 Term Loan,
	3,295		3.032%, 09/24/14	2,776
	164		3.040%, 09/24/14	138

				8,024
			Semiconductors & Semiconductor Equipment — 0.0% (g)
	–	(h)	Sensata Technologies Finance Co. LLC, U.S. Term Loan, (Netherlands), 2.078%, 04/27/13	–	(h)

			Total Information Technology	8,024
			Materials — 0.2%
			Chemicals — 0.1%
	1,975		Cristal Inorganic Chemicals (Millennium), 1st Lien Term Loan, 2.540%, 05/15/14	1,822
	2,500		Cristal Inorganic Chemicals (Millennium), 2nd Lien Term Loan, 6.040%, 05/15/14 (f) (i)	2,279
	1,385		INEOS Holdings, B2 Advance Term Loan, 7.501%, 12/14/13	1,335
	1,584		INEOS Holdings, C2 Advance Term Loan, 8.001%, 12/14/14	1,536

				6,972
			Diversified Manufacturing — 0.0% (g)
	1,481		BOC Edwards, 1st Priority Lien Term Loan, 2.354%, 05/31/14	1,330

			Paper & Forest Products — 0.1%
	7,600		Abitibi, Inc., Term Loan, 11.000%, 03/31/12	7,291

			Total Materials	15,593
			Utilities — 0.4%
			Independent Power Producers & Energy Traders — 0.4%
	1,339		Calpine Corp., 1st Priority Lien Term Loan, 3.165%, 03/29/14	1,251
			Texas Competitive Electric Holdings Co. LLC, Delayed Draw Term Loan,
	150		3.751%, 10/10/14	114
	19,799		3.797%, 10/10/14	15,006
			Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-2 Term Loan,
	45		3.790%, 10/10/14	34
	489		3.797%, 10/10/14	376
	2,176		3.874%, 10/10/14	1,671
	3,115		4.066%, 10/10/14	2,392
			Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
	169		3.790%, 10/10/14	129
	24,805		3.797%, 10/10/14	19,046

			Total Utilities	40,019
			Total Loan Participations & Assignments (Cost 329,367)	340,542
	NUMBER OF WARRANTS
Warrant - 0.0% (g)
			Industrials — 0.0% (g)
			Commercial Services & Supplies — 0.0% (g)
			World Color Press, Inc.,
	25		expiring 7/20/2014 (Strike Price $13.00) (a)	131
	25		expiring 7/20/2014 (Strike Price $16.30) (a)	59

			Total Warrants (Cost $385)	190
	NUMBER OF CONTRACTS
Options Purchased — 0.1%
			Call Options Purchased - 0.1%
	16,499		90 Day Eurodollar Futures, Expiring 09/13/10 $99.63, American Style (r)	310
	1,230		10 Year U.S. Treasury Note Futures, Expiring 06/25/10 $118.50, American Style (r)	2,402
	NOTIONAL AMOUNT
			Receiver Options Purchased on Interest Rate Swaps:
	285,030		Expiring 09/22/10. If exercised the Fund receives semi-annually 1.060% and pays quarterly floating 3 month LIBOR terminating 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)	463
	418,652		Expiring 11/16/10. If exercised the Fund receives semi-annually 1.680% and pays quarterly floating 3 month LIBOR terminating 11/18/11, European Style. Counterparty: Citibank, N.A. (r)	2,405
			Total Call Options Purchased (Cost $4,741)	5,580
	NUMBER OF CONTRACTS
			Put Options Purchased — 0.0% (g)
	1,614		90 Day Eurodollar Futures, Expiring 06/14/10 $99.38, American Style (r)	182
	1,396		10 year U.S. Treasury Note Futures, Expiring 08/27/10 $117.50, American Style (r)	1,309
	NOTIONAL AMOUNT
			Payer Options Purchased on Interest Rate Swaps:
	15,000		Expiring 06/30/10. If exercised the Fund pays semi-annually 4.698% and receives quarterly floating 3 month LIBOR terminating 07/02/20, European Style. Counterparty: Royal Bank of Scotland (r)	–	(h)
	7,500		Expiring 07/12/10. If exercised the Fund pays semi-annually 4.388% and receives quarterly floating 3 month LIBOR terminating 07/14/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	2
	285,030		Expiring 09/22/10. If exercised the Fund pays semi-annually 3.060% and receives quarterly floating 3 month LIBOR terminating 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)	1
			Total Put Options Purchased (Cost $3,177)	1,494
			Total Options Purchased (Cost $7,918)	7,074
	PRINCIPAL AMOUNT
Short-Term Investments — 64.4%
		U.S. Treasury Obligation — 0.1%
	12,025		U.S. Treasury Bill, 0.102%, 06/03/10 (k) (n)	12,025

	SHARES
		Investment Company — 64.3%
	6,024,229		JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% † (b) (l) (m)	6,024,229
			Total Short-Term Investments (Cost $6,036,254)	6,036,254
			Total Investments —100.7% (Cost $9,347,952)	9,436,406
			Liabilities in Excess of Other Assets — (0.7)%	(58,867)
			NET ASSETS — 100.0%	$9,377,539

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 05/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
524	Eurodollar	09/13/10	129,893	228
264	10 Year U.S. Treasury Note	09/21/10	31,647	86
	Short Futures Outstanding
(946)	90 Day Bank Accepted Bills	06/14/10	(222,848)	29
(1,475)	10 Year U.S. Treasury Note	06/21/10	(177,991)	827
(1,376)	10 Year U.S. Treasury Note	09/21/10	(164,948)	202
(62)	30 Year U.S. Treasury Bond	09/21/10	(7,605)	6
(434)	2 Year U.S. Treasury Note	09/30/10	(94,673)	(157)
(72)	5 Year U.S. Treasury Note	09/30/10	(8,400)	(21)
(2,160)	30 Day Federal Funds	11/30/10	(897,417)	(1,122)
				78

Forward Foreign Currency Exchange Contracts
CONTRACTS TO SELL		SETTLEMENT DATE	SETTLEMENT VALUE	VALUE AT 05/31/10	NET UNREALIZED APPRECIATION (DEPRECIATION)
3,400,000	EUR	07/16/10	4,632	4,174	458

OPTIONS WRITTEN
Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	99.63	12/13/10	16,499	(309)
10 Year U.S. Treasury Note Futures, American Style	121.00	06/25/10	702	(472)
(Premiums received of $1,603.)				(781)
Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodollar Futures, American Style	99.00	06/14/10	1,614	(30)
(Premiums received of $367.)
Payer Options Written on Interest Rate Swaps*
COUNTERPARTY	EXERCISE RATE ** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	2.000% semi-annually	03/14/11	03/16/12	946,829	1,554
Deutsche Bank AG, New York	2.000% semi-annually	05/17/11	05/19/12	702,094	1,817
Deutsche Bank AG, New York	5.388% semi-annually	07/12/10	07/14/20	7,500	-	(h)
(Premiums received of $4,296.)					3,371
* European Style
** The Fund would pay quarterly a floating rate based on 3 month LIBOR, if exercised.
Credit Default Swaps - Buy Protection [1]
Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
TJX Cos, Inc., 6.950%, 04/15/19	1.000% quarterly	12/20/14	0.706%	5,000	(73)	155

Barclays Bank plc:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	12/20/14	0.751	9,000	(114)	149
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.408	35,380	252	(333)
Jones Apparel Group, Inc., 5.125%, 11/15/14	1.000% quarterly	12/20/14	1.394	9,000	134	(422)

Citibank, N.A.:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	03/20/15	0.778	7,000	(84)	141
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.408	3,500	25	- (h)
FSA Global Funding Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/15	5.623	17,450	283	1,751
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/14	0.546	5,000	(104)	85
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	03/20/15	0.599	7,000	(142)	145
Kingdom of Belgium, 5.750%, 09/28/10	1.000% quarterly	06/20/15	1.015	3,500	(4)	98
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	03/20/15	2.140	34,600	1,626	(1,111)
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	03/20/15	2.140	34,600	1,626	(542)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.544	17,900	1,150	(521)
Nordstrom, Inc., 6.950%, 03/15/28	1.000% quarterly	03/20/15	1.039	6,500	(1)	12
Republic of Italy, 6.875%, 09/27/23	1.000% quarterly	06/20/15	1.993	27,700	1,189	(379)
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.509	5,500	(129)	190
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.563	3,600	(83)	85
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.563	7,100	(163)	156
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.563	11,000	(252)	247
Wells Fargo & Co., 0.524%, 10/28/15	1.000% quarterly	12/20/14	1.045	6,000	- (h)	11
XL Capital Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/15	2.080	17,250	776	(38)

Credit Suisse International:
Allianz Finance II B.V., 5.625%, 11/29/12	1.000% quarterly	03/20/15	0.832	EUR 10,400	(123)	160
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	03/20/15	0.778	7,000	(84)	141
Belgium Government Bond, 5.750%, 09/28/10	1.000% quarterly	03/20/15	0.997	34,600	(70)	607
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.557	4,000	(81)	119
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.566	5,000	(100)	157
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	3.129	10,500	915	(295)

Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	12/20/14	0.574	9,000	(185)	172
Jones Apparel Group, Inc., 5.125%, 11/15/14	1.000% quarterly	03/20/15	1.438	7,000	124	(219)
Kingdom of Sweden, 3.875%, 12/29/09	1.420% quarterly	03/20/14	0.301	3,350	(149)	-
Kingdom of Sweden, 3.875%, 12/29/09	1.540% quarterly	03/20/14	0.301	1,650	(81)	-
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.380	2,000	(214)	(80)
Staples, Inc., 7.375%, 10/01/12	1.000% quarterly	06/20/15	0.923	7,250	(40)	105
TJX Cos., Inc., 6.950%, 04/15/19	1.000% quarterly	12/20/14	0.706	7,000	(103)	225
Zurich Insurance Co. Ltd., 3.875%, 07/27/11	1.000% quarterly	03/20/15	1.372	EUR 10,400	190	72

Deutsche Bank AG, New York:
Austria Government Bond, 5.250%, 01/04/11	1.620% quarterly	06/20/14	0.627	7,700	(323)	-
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	12/20/14	0.751	7,000	(89)	149
Deutsche Telekom International Finance B.V., 8.125%, 05/29/12	1.000% quarterly	03/20/15	0.743	34,300	(466)	530
Gap Inc/The, 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.557	8,000	(162)	233
Hartford Financial Services Group,, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	3.129	10,500	915	(314)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	03/20/15	0.599	7,500	(152)	115
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	06/20/15	2.135	7,250	355	(545)
Kingdom of Sweden, 3.875%, 12/29/09	1.580% quarterly	03/20/14	0.301	2,500	(127)	-
Kingdom of Sweden, 5.375%, 04/11/11	2.250% semi-annually	03/20/14	0.720	5,000	(303)	-
Kingdom of the Netherlands, 3.250%, 07/15/15	0.250% quarterly	03/20/15	0.446	13,800	118	(128)
Kohl's Corp., 6.250%, 12/15/17	1.000% quarterly	09/20/14	0.773	4,000	(45)	13
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.496	6,500	386	(439)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.496	7,000	416	(475)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.496	7,000	416	(203)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.496	11,000	654	(602)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.544	35,700	2,293	(1,040)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.380	4,000	(427)	(36)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.380	4,000	(427)	87
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	09/20/14	2.442	5,000	(548)	311
Macy's Retail Holdings, Inc., 7.450%, 07/15/17	1.000% quarterly	12/20/14	1.539	5,000	105	(429)
Nokia OYJ, 6.750%, 02/04/19	0.250% quarterly	12/20/14	0.666	6,000	106	(86)
Sara Lee Corp., 6.125%, 11/01/32	1.000% quarterly	06/20/14	0.544	5,000	(99)	133
Walt Disney Co. (The), 5.625%, 09/15/16	1.000% quarterly	09/20/14	0.462	5,000	(121)	133

Morgan Stanley Capital Services:
Staples, Inc., 7.375%, 10/01/12	1.000% quarterly	06/20/15	0.923	6,850	(38)	88

Royal Bank of Scotland:
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.399	34,500	220	(352)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.399	34,500	220	(298)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.399	35,000	223	(14)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	06/20/15	2.588	14,200	980	(1,039)
Lowe's Cos, Inc., 5.400%, 10/15/16	1.000% quarterly	09/20/14	0.574	5,000	(98)	94
Republic of Slovenia, 5.375%, 04/11/11	2.050% semi-annually	02/20/14	0.715	1,050	(56)	-
Republic of Slovenia, 5.375%, 04/11/11	2.080% semi-annually	02/20/14	0.715	260	(14)	-
Republic of Slovenia, 5.375%, 04/11/11	2.197% semi-annually	02/20/14	0.715	230	(14)	-
Republic of Slovenia, 5.375%, 04/11/11	2.250% semi-annually	02/20/14	0.715	160	(10)	-
TJX Cos, Inc., 7.450%, 12/15/09	1.000% quarterly	09/20/14	0.673	8,000	(124)	269
Woolworths Ltd., 5.550%, 11/15/15	1.000% quarterly	12/20/14	0.564	6,500	(136)	148
XL Capital Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/15	2.080	17,250	776	(54)

Union Bank of Switzerland AG:
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	6.799	7,000	437	(624)
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	6.799	7,000	437	(566)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.408	28,000	200	(120)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	3.129	6,500	567	(301)
Hartford Financial Services Group, Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	3.129	10,500	915	(250)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	12/20/14	0.574	6,500	(134)	125
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.544	6,500	417	(276)
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.544	21,000	1,349	(902)
Nordstrom, Inc., 6.950%, 03/15/28	1.000% quarterly	03/20/15	1.039	3,500	- (h)	7
Nordstrom, Inc., 6.950%, 03/15/28	1.000% quarterly	03/20/15	1.039	11,000	(1)	48
Nordstrom, Inc., 6.950%, 03/15/28	1.000% quarterly	03/20/15	1.039	11,000	(1)	123
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.509	10,500	(246)	363
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	06/20/15	0.563	10,600	(243)	239
Staples, Inc., 7.375%, 10/01/12	1.000% quarterly	03/20/15	0.892	10,500	(71)	184
Toyota Motor Corp., 1.330%, 09/20/12	1.000% quarterly	03/20/15	0.825	10,400	(103)	65
Woolworths Ltd., 5.550%, 11/15/15	1.000% quarterly	03/20/15	0.579	7,000	(148)	163
					13,690	(4,430)
Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797%	14,100	9,161	(7,999)

Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	31.646	9,800	1,841	(2,587)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	31.646	10,500	1,972	(2,401)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	11.782	7,070	3,438	(3,694)
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	6,700	3,986	(4,587)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	17,700	1,318	(1,105)
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	9.942	10,500	4,624	(4,770)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.115	7,050	5,814	(5,743)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.966	6,900	5,582	(5,854)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.966	10,550	8,534	(8,434)

Credit Suisse International:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	7,100	4,224	(4,881)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	6,900	4,484	(4,808)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	1,500	112	(308)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	2,500	186	(561)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	3,500	261	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	5,000	372	(1,200)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	5.461	5,000	1,047	(1,475)
CMBX.NA.BBB.5.1	5.000% monthly	02/15/51	41.338	6,900	5,584	(5,865)

Deutsche Bank AG, New York:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	31.646	10,700	2,009	(2,231)
CDX.EM.13.1	5.000% quarterly	06/20/15	2.783	14,150	(1,535)	1,413
CDX.EM.13.1	5.000% semi-annually	06/20/15	2.783	7,070	(767)	867
CDX.NA.HY.12.8	5.000% quarterly	06/20/14	5.365	5,000	14	(549)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	11.782	7,060	3,433	(2,876)
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	7,100	4,223	(4,934)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	5,700	424	(1,097)
CMBX.NA.BBB.1.1	0.870% monthly	03/15/49	33.115	17,600	14,513	(14,630)

Morgan Stanley Capital Services:
CDX.EM.13.1	5.000% quarterly	06/20/15	2.783	14,150	(1,535)	1,626
CMBX.NA.A.2.1	0.150% monthly	03/15/49	11.782	7,070	3,438	(3,658)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	11.782	7,070	3,438	(3,534)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	11.782	14,100	6,856	(5,568)
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	7,050	4,194	(4,018)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	7,050	4,581	(4,088)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	5.461	14,100	2,953	(1,789)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.115	10,550	8,700	(8,688)

Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	31.646	1,500	282	(277)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	31.646	8,800	1,653	(3,000)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	31.646	12,100	2,272	(3,595)
CDX.EM.12.1	5.000% quarterly	12/20/14	2.765	3,500	(353)	460
CDX.EM.12.1	5.000% quarterly	12/20/14	2.765	14,400	(1,454)	1,644
CDX.EM.12.1	5.000% quarterly	12/20/14	2.765	14,500	(1,464)	1,827
CDX.EM.12.1	5.000% quarterly	12/20/14	2.765	20,000	(2,019)	2,106
CDX.EM.13.1	5.000% quarterly	06/20/15	2.783	14,150	(1,535)	1,428
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	10,400	6,186	(7,150)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	3,160	2,053	(2,231)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	3,500	2,274	(2,450)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	6,900	4,483	(4,787)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	6,910	4,490	(4,884)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	10,400	6,757	(7,253)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	17,700	1,318	(1,105)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	5.461	6,500	1,361	(1,540)

Union Bank of Switzerland AG:
CDX.EM.12.1	5.000% quarterly	12/20/14	2.765	14,500	(1,464)	1,512
					142,319	(150,117)
Credit Default Swaps - Sell Protection [2]
Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	1.344%	9,000	(115)	363
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/11	2.188	18,750	(199)	(29)

Citibank, N.A.:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.775	17,250	(554)	78
Chesapeake Energy Corp., 6.875%, 01/15/16	5.000% quarterly	03/20/15	4.562	6,900	189	(338)
Chesapeake Energy Corp., 6.875%, 01/15/16	5.000% quarterly	06/20/15	4.700	6,900	153	(317)
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	8.844	1,900	(247)	196
Hellenic Republic, 5.900%, 10/22/22	1.000% quarterly	03/20/15	6.591	21,000	(3,945)	2,621
Kingdom of Spain, 5.500%, 07/30/17	1.000% quarterly	06/20/11	2.219	7,070	(77)	5
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	3.179	17,900	(1,596)	638

Credit Suisse International:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.775	10,500	(337)	221
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	1.344	13,000	(167)	349
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	03/20/15	1.386	7,000	(108)	255
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	3,500	(1,958)	2,082
OTE PLC, 5.000%, 08/05/13	1.000% quarterly	12/20/14	2.704	EUR 9,750	(807)	(67)

Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	12/20/14	1.749	7,000	(207)	142
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.775	10,500	(337)	243
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/13	38.117	1,900	(916)	757
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	3,500	(1,748)	1,273
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	3,600	(1,798)	1,618
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	3,600	(1,798)	1,690
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	7,000	(3,496)	3,511
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	7,000	(3,496)	3,656
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	7,050	(3,521)	2,442
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	7,100	(3,546)	3,191
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	3,500	(1,958)	1,914
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	3,500	(1,958)	2,076
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	3,500	(1,958)	1,959
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	3,500	(1,958)	1,754
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	37.107	3,500	(1,984)	1,561
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	37.107	3,500	(1,984)	2,018
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	3.141	6,500	(545)	412
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	3.141	7,000	(587)	480
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	12/20/14	3.141	11,000	(923)	530
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	3.179	35,700	(3,183)	1,351
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	3.048	4,000	322	(78)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	3.048	4,000	322	(153)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	09/20/14	3.098	5,000	411	(344)
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	5.781	6,900	(145)	(70)
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	5.781	6,900	(145)	(84)
Prudential Financial, Inc., 4.500%, 07/15/13	5.000% quarterly	06/20/14	2.497	2,000	204	330
Verizon Communications, Inc., 4.900%, 09/15/15	1.000% quarterly	03/20/15	1.006	34,300	55	(464)

HSBC Bank, N.A.:
Hellenic Republic, 5.900%, 10/22/22	5.000% quarterly	06/20/11	7.648	17,690	(296)	738

Royal Bank of Scotland:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.775	17,250	(554)	54
Chesapeake Energy Corp., 6.875%, 01/15/16	5.000% quarterly	03/20/15	4.562	3,350	92	(151)
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	06/20/15	3.214	14,200	(1,341)	1,352

Union Bank of Switzerland AG:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.775	10,500	(337)	177
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	8.844	3,600	(468)	507
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	8.844	10,400	(1,351)	1,206
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/15	10.613	7,000	(1,336)	1,464
K Hovnanian Enterprises, Inc., 8.625%, 01/15/17	5.000% quarterly	06/20/15	10.613	7,000	(1,336)	1,476
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	7,000	(3,496)	2,236
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	3,500	(1,958)	1,931
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	3.179	17,450	(1,556)	629
MetLife, Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	3.179	21,000	(1,872)	1,171
					(62,454)	50,562
Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	PREMIUMS (PAID)/RECEIVED [5]
Bank of America:
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.851%	6,000	92	175

Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	23.806	14,100	(10,442)	9,829

Citibank, N.A.:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.738	3,500	(2,023)	2,256
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.738	8,900	(5,144)	6,050
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.738	20,000	(11,559)	13,348
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.738	20,000	(11,559)	12,991
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.738	20,000	(11,559)	12,395
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.738	21,000	(12,137)	12,960
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.738	25,000	(14,448)	15,302
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	7,070	(4,205)	4,471

Credit Suisse International:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.738	5,000	(2,890)	4,137
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.851	7,000	107	186
CMBX.NA.AAA.4	0.350% monthly	02/17/51	2.848	5,000	(738)	1,175

Deutsche Bank AG, New York:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	7,060	(4,199)	3,776

Morgan Stanley Capital Services:
CMBX.NA.A.2.1	2.500% monthly	03/15/49	16.195	7,050	(4,194)	7,330
CMBX.NA.A.3.1	0.620% monthly	12/13/49	23.806	7,050	(5,221)	4,932
CMBX.NA.AAA.4	0.350% monthly	02/17/51	2.848	14,100	(2,082)	1,265

Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.738	1,800	(1,040)	1,981
CMBX.NA.AAA.4	0.350% monthly	02/17/51	2.848	6,500	(960)	1,250
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	11.545	10,500	(5,073)	5,336
					(109,274)	121,145
[1] The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2] The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3] Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4] The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Interest Rate Swaps
	RATE TYPE (r)					UPFRONT
	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL		PREMIUMS
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE	(PAID)/RECEIVED [1]
Barclays Bank plc	1.530% semi-annually	3 month LIBOR quarterly	05/19/12	1,404,187	514	-
Citibank, N.A.	1.334% semi-annually	3 month LIBOR quarterly	08/21/12	1,396,511	2,151	-
Citibank, N.A.	1.777% semi-annually	3 month LIBOR quarterly	03/16/12	355,043	(1,245)	-
Citibank, N.A.	3 month LIBOR quarterly	0.930% semi-annually	08/21/11	2,765,369	(2,858)	-
Credit Suisse International	1.813% semi-annually	3 month LIBOR quarterly	03/16/12	591,786	(2,282)	-
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.700% semi-annually	03/12/22	205,387	10,572	-
Deutsche Bank AG, New York	4.180% semi-annually	3 month LIBOR quarterly	03/12/17	182,620	(5,033)	-
Deutsche Bank AG, New York	4.953% semi-annually	3 month LIBOR quarterly	03/12/42	52,844	(5,416)	-
					(3,597)	-
[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Price Lock Swaps
SWAP COUNTERPARTY	REFERENCE OBLIGATION	PRICE LOCK	TERMINATION DATE	NOTIONAL AMOUNT	VALUE	UPFRONTPREMIUMS(PAID)/RECEIVED [1]
Deutsche Bank AG, New York (†)	U.S. Treasury Note, 2.500%, 04/30/15	101.96	06/03/10	127,899	(29)	-
(†) If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and market price.
[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
1. Derivatives — The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration; sector and yield curve exposures; and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’ counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.
1B. Options — The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar futures are settled for cash. The Fund is subject to the risk that changes in the value of the option may not correlate perfectly with the underlying asset.
Purchased Options — Premiums paid by the Fund for purchased options are adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.
Written Options — Premiums received by the Fund for written options are adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation.
Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.
The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
1B. Futures Contracts — The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts.
Use of long futures contracts subjects the Funds to risk of loss, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.
1C. Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with portfolio investments and therefore uses forward foreign currency exchange contracts to hedge or manage these exposures. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed.
1D. Swaps — The Fund engages in various swap transactions, including interest rate, credit default, index, price lock, spread lock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
Credit Default Swaps
The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represent some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.
Price Locks
The Fund enters into price locks to hedge interest rate exposures within their respective portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.
Interest Rate Swaps
The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
ADR	—	American Depositary Receipt
CDX	—	Credit Derivative Index
CMO	—	Collateralized Mortgage Obligation
DA	—	Development Authority
ETF	—	Exchange Traded Fund
EUR	—	Euro
GMAC	—	General Motors Acceptance Corp.
IF	—
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
SPDR	—	Standard & Poor's Depository Receipts
STRIPS	—
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
Yankee	—	Dollar-denominated bonds issued in the U.S. by foreign banks or corporations
YCC	—	Yield Curve Certificate

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of approximately $28,986,000 which amounts to 0.0% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved for current or potential holdings of futures, swaps, options, TBAs, whenissued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are as described.
(x)
Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2010.

†	Approximately $43,800,000 of the Fund is restricted as collateral to various brokers.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$148,330
Aggregate gross unrealized depreciation	(59,876)
Net unrealized appreciation/depreciation	$88,454
Federal income tax cost of investments	$9,347,952

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	1,567	–	–	1,567
Industrials	492	–	–	492
Information Technology	–	–	–	–
Materials	27,169	–	–	27,169
Total Common Stocks	29,228	–	–	29,228
Preferred Stocks
Consumer Discretionary	–	15,880	–	15,880
Financials	–	7,278	12,827	20,105
Information Technology	–	–	–	–
Total Preferred Stocks	–	23,158	12,827	35,985
Debt Securities
Asset-Backed Securities	–	87,001	–	87,001
Collateralized Mortgage Obligations	–	504,007	–	504,007
Commercial Mortgage-Backed Securities	–	5,237	–	5,237
Corporate Bonds
Consumer Discretionary	–	593,155	–	593,155
Consumer Staples	–	100,984	–	100,984
Energy	–	86,542	–	86,542
Financials	–	375,614	12,093	387,707
Health Care	–	145,014	–	145,014
Industrials	–	262,283	407	262,690
Information Technology	–	158,544	–	158,544
Materials	–	207,054	1,380	208,434
Telecommunication Services	–	161,199	–	161,199
Utilities	–	67,932	–	67,932
Total Corporate Bonds	–	2,158,321	13,880	2,172,201
Mortgage Pass-Through Securities	–	6,887	–	6,887
U.S. Treasury Obligations	–	178,376	–	178,376
Investment Companies	33,424	–	–	33,424
Loan Participations & Assignments
Consumer Discretionary	–	170,233	–	170,233
Consumer Staples	–	11,105	–	11,105
Energy	–	3,212	–	3,212
Financials	–	80,776	–	80,776
Industrials	–	11,580	–	11,580
Information Technology	–	8,024	–	8,024
Materials	–	13,314	2,279	15,593
Utilities	–	40,019	–	40,019
Total Loan Participations & Assignments	–	338,263	2,279	340,542
Options Purchased
Call Options Purchased	2,712	–	–	2,712
Receiver Options Purchased on Interest Rate Swaps	–	2,868	–	2,868
Put Options Purchased	1,491	–	–	1,491
Payer Options Purchased on Interest Rate Swaps	–	3	–	3
Warrants
Industrials	59	131	–	190
Short-Term Investments
Investment Companies	6,024,229	–	–	6,024,229
U.S. Treasury Obligations	–	12,025	–	12,025
Total Investments in Securities	$6,091,143	$3,316,277	$28,986	$9,436,406

Liabilities
Options Written
Call Options Written	$(781)	$–	$–	$(781)
Payer Options Purchased on Interest Rate Swaps	–	3,371	–	3,371
Put Options Written	(30)	–	–	(30)
Total Liabilities	$(811)	$3,371	$–	$2,560

Appreciation in Other Financial Instruments
Futures Contracts	$1,378	$–	$–	$1,378
Forward Foreign Currency Exchange Contracts	–	458	–	458
Swaps	$–	$50,007	$–	$50,007
Total Appreciation in Other Financial Instruments	$1,378	$50,465	$–	$51,843

Depreciation in Other Financial Instruments
Futures Contracts	$(1,300)	$–	$–	$(1,300)
Swaps	$–	$(52,202)	$–	$(52,202)
Total Depreciation in Other Financial Instruments	$(1,300)	$(52,202)	$–	$(53,502)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 02/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)		Transfers into Level 3	Transfers out of Level 3	Balance as of 05/31/10
Investments in Securities
Corporate Bonds - Financials	$15,807	$768	$(818)	$84	$(4,208)		$-	$-	$11,633
Corporate Bonds - Industrials	1,351	-	38	8	-		-	(530)	867
Corporate Bonds - Materials	1,404	-	(35)	11	-		-	-	1,380
Common Stock - Information Technology	-	-	-	-	-	(a)	-	-	-	(a)
Preferred Stock - Information Technology	-	-	-	-	-	(a)	-	-	-	(a)
Preferred Stock - Consumer Discretionary	-	-	308	-	-		12,519	-	12,827
Loan Participations & Assignments - Industrials	5,558	-	-	-	-		-	(5,558)	-
Loan Participations & Assignments - Materials	4,041	-	65	14	-		-	(1,841)	2,279
Total	$28,161	$768	$(442)	$117	$(4,208)		$12,519	$(7,929)	$28,986

(a) Security has zero value.
Transfers into and out of Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(442,000).

JPMorgan Tax Aware High Income Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)		SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — 2.0%
		Consumer Discretionary — 0.5%
		Hotels, Restaurants & Leisure — 0.5%
100		Seminole Hard Rock Entertainment, Inc., VAR, 2.757%, 03/15/14 (e)	85

		Industrials — 0.6%
		Road & Rail — 0.6%
100		Quality Distribution LLC/QD Capital Corp., 10.000%, 06/01/13 (f) (i)	98

		Materials — 0.9%
		Chemicals — 0.4%
52		Lyondell Chemical Co., 11.000%, 05/01/18	55

		Containers & Packaging — 0.5%
100		Constar International, Inc., VAR, 3.811%, 02/15/12	86

		Total Materials	141
		Total Corporate Bonds (Cost $349)	324
Municipal Bonds — 79.0% (t)
		Alaska — 1.1%
		Other Revenue — 1.1%
185		Northern Tobacco Securitization Corp., Series A, Rev., 4.625%, 06/01/14	180

		Arizona — 9.0%
		Education — 2.4%
300		Arizona School Facilities Board, State School Trust, Rev., AMBAC, 5.000%, 07/01/18	315
80		Pima County IDA, American Charter Schools Foundation, Class A, Rev., 5.125%, 07/01/15	79

			394
		General Obligation — 1.5%
190		City of Phoenix, Series A, GO, 6.250%, 07/01/17	236

		Prerefunded — 1.4%
200		Arizona School Facilities Board, State School Trust, Series A, Rev., AMBAC, 5.750%, 07/01/14 (p)	236

		Water & Sewer — 3.7%
500		City of Scottsdale, Water & Sewer, Rev., 5.250%, 07/01/21	611

		Total Arizona	1,477
		Arkansas — 2.4%
		Housing — 1.3%
200		Arkansas Development Finance Authority, Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA, 5.500%, 01/01/17	213

		Special Tax — 1.1%
170		City of Fayetteville, Sales & Use Tax, Rev., AGM, 4.250%, 11/01/15	178

		Total Arkansas	391
		California — 5.7%
		General Obligation — 1.7%
200		California School Facilities Financing Authority, GO, AGM, Zero Coupon, 08/01/30	59
100		Escondido Union High School District, Capital Appreciation, Series A, GO, AGC, Zero Coupon, 08/01/23	52
150		Rancho Santiago Community College District, GO, AGM, 5.125%, 09/01/28	167

			278
		Hospital — 0.6%
100		Sierra View Local Health Care District, Rev., 4.875%, 07/01/17	101

		Housing — 0.6%
90		California Rural Home Mortgage Finance Authority, Single Family Mortgage, Mortgage-Backed Security Program, Series A, Rev., GNMA/FNMA/FHLMC, 5.400%, 06/01/16	92

		Prerefunded — 2.8%
420		Foothill Eastern Transportation Corridor Agency, Capital Appreciation, Senior Lien, Series A, Class A, Rev., Zero Coupon, 01/01/24 (p)	244
160		Pomona Unified School District, Series C, GO, 6.000%, 08/01/29 (p)	210

			454
		Total California	925
		Colorado — 1.9%
		General Obligation — 0.5%
75		Douglas County School District No. Re-1, Douglas & Elbert Counties, GO, 5.250%, 12/15/20	89

		Housing — 0.9%
135		El Paso County, Single Family Mortgage, Southern Front Range, Series E, Rev., AMT, GNMA/FNMA/ FHLMC, 5.850%, 10/01/17	142

		Transportation — 0.5%
80		E-470 Public Highway Authority, Series B-2, Rev., NATL-RE, 5.000%, 09/02/11	83

		Total Colorado	314
		Delaware — 0.8%
		Housing — 0.8%
125		Delaware State Housing Authority, Single Family Mortgage, Series D-1, Rev., AMT, 4.625%, 07/01/17	126

		District of Columbia — 1.3%
		Other Revenue — 1.3%
95		District of Columbia, Series A, Class A, Rev., 5.250%, 12/01/19	106
100		District of Columbia, Ballpark, Series B-1, Rev., NATL-RE-IBC, FGIC, 5.000%, 02/01/16	104

		Total District of Columbia	210
		Florida — 2.0%
		Housing — 1.3%
200		Florida Housing Finance Corp., Homeowner Mortgage, Series A-1, Rev., GNMA/FNMA/FHLMC COLL, 5.000%, 07/01/19	214

		Other Revenue — 0.7%
100		Palm Beach County, Public Improvement, Convention Center Project, Rev., VAR, NATL-RE FGIC, 5.000%, 11/01/11	105

		Total Florida	319
		Georgia — 1.3%
		Other Revenue — 0.7%
100		Downtown Smyrna Development Authority, Rev., 5.250%, 02/01/28	111

		Utility — 0.6%
100		Main Street Natural Gas, Inc., Series A, Rev., 5.000%, 09/15/14	106

		Total Georgia	217
		Hawaii — 0.7%
		General Obligation — 0.7%
100		City & County of Honolulu, Series D, GO, 5.250%, 09/01/19	113

		Illinois — 3.6%
		Education — 0.7%
100		Illinois Finance Authority, Series B, Class B, Rev., 5.500%, 07/01/18	112

		General Obligation — 0.8%
125		Des Plaines Valley Public Library District, GO, 5.500%, 01/01/20	137

		Housing — 0.2%
35		City of Chicago, Single Family Mortgage, Series C, Rev., GNMA/FNMA/ FHLMC, 4.200%, 12/01/16	35

		Transportation — 1.9%
250		Regional Transportation Authority, Series A, Rev., NATL-RE, 6.000%, 07/01/24	304

		Total Illinois	588
		Iowa — 0.7%
		Housing — 0.7%
100		Iowa Finance Authority, Mortgage-Backed Securities Program, Series 1, Rev., GNMA/FNMA/FHLMC, 5.000%, 07/01/19	107

		Kansas — 4.1%
		Hospital — 1.4%
210		City of Salina, Hospital Improvement, Salina Regional Health, Rev., 5.000%, 04/01/16	226

		Housing — 0.6%
100		Sedgwick & Shawnee Counties, Single Family Mortgage-Backed Securities Program, Series A-4, Rev., GNMA/FNMA/FHLMC, 5.850%, 06/01/17	105

		Water & Sewer — 2.1%
300		City of Wichita, Water & Sewer Utilities, Rev., NATL-RE, FGIC, 5.000%, 10/01/13	334

		Total Kansas	665
		Kentucky — 0.7%
		Housing — 0.7%
100		Kentucky Housing Corp., Series A, Rev., 5.000%, 07/01/19	108

		Louisiana — 1.2%
		Housing — 0.6%
50		East Baton Rouge Mortgage Finance Authority, Mortgage-Backed Securities Program, Series A-2, Rev., GNMA/FNMA/FHLMC, 5.250%, 04/01/19	54
35		Jefferson Parish Finance Authority, Single Family Mortgage, Series B, Rev., GNMA/FNMA/FHLMC, 4.400%, 06/01/17	35

			89
		Transportation — 0.6%
100		New Orleans Aviation Board, Gulf Opportunity Zone, Consolidated Rental Car, Series A, Rev., 5.500%, 01/01/19	106

		Total Louisiana	195
		Maryland — 0.6%
		Transportation — 0.6%
100		Maryland Economic Development Corp., Series A, Rev., 5.125%, 06/01/20	101

		Massachusetts — 6.8%
		Education — 3.0%
325		Massachusetts Health & Educational Facilities Authority, Class L, Rev., 5.250%, 07/01/33	388
100		Massachusetts Health & Educational Facilities Authority, Springfield College, Rev., 5.000%, 10/15/17	109

			497
		Industrial Development Revenue/Pollution Control Revenue — 0.9%
150		Massachusetts Development Finance Agency, Evergreen Center, Inc., Rev., 5.500%, 01/01/15	146

		Transportation — 2.2%
300		Massachusetts Bay Transportation Authority, Series B, Rev., NATL-RE, 5.500%, 07/01/28	360

		Water & Sewer — 0.7%
100		Massachusetts Water Resources Authority, Series B, Rev., AGM, 5.250%, 08/01/32	115

		Total Massachusetts	1,118
		Michigan — 0.3%
		General Obligation — 0.3%
50		City of Detroit, Series B-1, GO, AMBAC, 5.250%, 04/01/14	47

		Minnesota — 1.3%
		Hospital — 1.3%
200		Meeker County, Gross Revenue, Hospital Facilities, Memorial Hospital Project, Rev., 5.250%, 11/01/17	204

		Mississippi — 1.0%
		Other Revenue — 1.0%
150		Mississippi Development Bank, Special Obligation, Harrison County Coliseum, Class A, Rev., 5.250%, 01/01/30	166

		Missouri — 3.0%
		Other Revenue — 0.3%
50		Kansas City, Manicor Project, Tax Allocation, Series A, 5.000%, 03/01/12	50

		Transportation — 2.7%
400		Bi-State Development Agency, Metropolitan District, St. Clair County Metrolink Project, Rev., AGM, 5.250%, 07/01/25	440

		Total Missouri	490
		Montana — 1.5%
		Housing — 1.5%
235		Montana Board of Housing, Single Family Mortgage, Series B, Rev., 5.500%, 06/01/15	249

		New Hampshire — 0.7%
		Other Revenue — 0.7%
100		City of Manchester, School Facilities, Rev., NATL-RE, 5.500%, 06/01/27	122

		New Jersey — 3.2%
		Other Revenue — 1.2%
200		Tobacco Settlement Financing Corp., Series 1A, Rev., 5.000%, 06/01/17	195

		Special Tax — 2.0%
300		New Jersey EDA, Motor Vehicle Surplus, Series A, Rev., NATL-RE, 5.250%, 07/01/24	323

		Total New Jersey	518
		New Mexico — 0.2%
		Housing — 0.2%
25		New Mexico Mortgage Finance Authority, Single Family Mortgage, I-B-2 Class Shares, Rev., GNMA/FNMA/FHLMC, 5.650%, 03/01/19	27

		New York — 2.6%
		Education — 1.4%
200		New York State Dormitory Authority, School District Building Financing Project, Series B, Rev., NATL-RE, 5.000%, 10/01/15	225

		Hospital — 1.2%
200		Ulster County IDA, Series A, Rev., 5.100%, 09/15/13	199

		Total New York	424
		North Carolina — 3.2%
		Education — 0.9%
125		Board of Governors of the University of North Carolina, Appalachian State Charlotte, Series B1, Rev., 5.250%, 04/01/20	140

		Housing — 1.8%
280		North Carolina Housing Finance Agency, Series 30-A, Rev., AMT, 5.500%, 01/01/17	295

		Utility — 0.5%
75		North Carolina Eastern Municipal Power Agency, Series C, Rev., 5.375%, 01/01/13	80

		Total North Carolina	515
		Ohio — 3.9%
		General Obligation — 0.7%
100		Cincinnati City School District, Classroom Construction & Improvement, GO, NATL-RE, FGIC, 5.250%, 12/01/25	117

		Hospital — 0.3%
65		Belmont County Health Systems, East Ohio Regional Hospital, Rev., 5.700%, 07/06/10 (f) (i)	48

		Housing — 1.6%
250		Ohio Housing Finance Agency, Series F, Rev., GNMA/FNMA/FHLMC, 5.500%, 03/01/18	261

		Industrial Development Revenue/Pollution Control Revenue — 0.5%
75		Ohio State, Air Quality Development Authority, Pollution Control, First Energy, Series C, Rev., 5.625%, 06/01/18	81

		Other Revenue — 0.8%
125		Buckeye Tobacco Settlement Financing Authority, Asset-Backed, Series A-1, Rev., 5.000%, 06/01/17	124

		Total Ohio	631
		Oregon — 1.7%
		Education — 0.5%
75		Forest Grove, Campus Improvement, Pacific University Project, Rev., 5.000%, 05/01/14	78

		General Obligation — 1.2%
150		Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.250%, 06/01/25	180
20		Linn County Community School District No. 9 Lebanon, GO, NATL-RE, FGIC, 5.500%, 06/15/30	24

			204
		Total Oregon	282
		Pennsylvania — 1.3%
		Education — 0.4%
70		Pennsylvania Higher Educational Facilities Authority, LaSalle University, Series A, Rev., 5.000%, 05/01/12	74

		Resource Recovery — 0.9%
140		Harrisburg Authority, Resource Recovery Improvements, Series D-2, Rev., AGM, 5.000%, 12/01/13	142

		Total Pennsylvania	216
		Rhode Island — 0.5%
		Housing — 0.5%
85		Rhode Island Housing & Mortgage Finance Corp., Homeownership Opportunity, Series 28-A, Rev., 4.650%, 07/06/10	86

		Texas — 8.7%
		Education — 1.3%
100		Texas A&M University, Series A, Rev., 5.000%, 07/01/25	115
100		Texas State Public Finance Authority Charter School Finance Corp., Cosmos Foundation, Inc., Series A, Rev., 6.000%, 02/15/20	101

			216
		General Obligation — 3.5%
95		Austin Independent School District, Series B, GO, PSF-GTD, 5.000%, 08/01/15	110
80		Fort Bend County, GO, 5.250%, 03/01/18	88
340		State of Texas, Water Financial Assistance, Series D, GO, AMT, 5.000%, 08/01/17	379

			577
		Hospital — 1.2%
190		Lufkin Health Facilities Development Corp., Memorial Health System, East Texas, Rev., 5.000%, 02/15/13	199

		Housing — 0.9%
140		Texas State Affordable Housing Corp., Single Family Mortgage, Series D, Rev., AMT, GNMA/FNMA/ FHLMC, 5.850%, 10/01/17	147

		Industrial Development Revenue/Pollution Control Revenue — 0.6%
100		Harris County Industrial Development Corp., Deer Park Refining Project, Rev., 4.700%, 05/01/18	103

		Prerefunded — 0.1%
30		City of Houston TX, Class A, Rev., AGM, Zero Coupon, 12/01/27 (p)	14

		Utility — 1.1%
60		Harris County Cultural Education Facilities Finance Corp., Teco Project, Series A, Rev., 5.000%, 11/15/15	67
100		SA Energy Acquisition Public Facility Corp., Gas Supply, Rev., 5.250%, 08/01/15	105

			172
		Total Texas	1,428
		Washington — 0.8%
		General Obligation — 0.8%
220		State of Washington Motor Vehicle Fuel Tax, Series F, GO, AMBAC, Zero Coupon, 12/01/22	133

		Wisconsin — 1.2%
		Private Placement — 1.2%
200		Wisconsin Health & Education Facilities, Rev., 4.420%, 10/01/27 (f) (i)	201

		Total Municipal Bonds (Cost $12,499)	12,893

SHARES
Common Stocks — 0.4%
		Materials — 0.4%
		Chemicals — 0.4%
2		Lyondell Chemical Co., (Netherlands), ADR (a)	32
2		LyondellBasell Industries N.V., (Netherlands), Class A (a)	36
		Total Common Stocks (Cost $63)	68

PRINCIPAL AMOUNT ($)
Loan Participations & Assignments — 16.0%
		Consumer Discretionary — 4.9%
		Automobiles — 0.6%
		Ford Motor Co., Term Loan B,
46		3.310%, 12/15/13	43
46		3.340%, 12/15/13	43
5		3.340%, 12/15/13	5

			91
		Gaming — 0.6%
95		HSP Gaming, LP, Term Loan, 11.250%, 09/23/14	93

		Hotels, Restaurants & Leisure — 0.6%
		CCM Merger, Inc., Term Loan B,
73		8.500%, 07/13/12	72
19		8.500%, 07/13/12	19
9		8.500%, 07/13/12	9

			100
		Media — 2.5%
148		Cengage Learning Acquisitions, Term Loan, 2.790%, 07/15/14	128
16		High Plains Broadcasting Operating Co. LLC, Term Loan, 9.000%, 09/14/16	15
59		Newport Television LLC, Term Loan, 9.000%, 09/14/16	58
		R.H. Donnelley, Inc., Exit Term Loan,
9		9.250%, 10/24/14	8
42		9.250%, 10/24/14	39
43		9.250%, 10/24/14	40
		Univision Communications, Inc., 1st Lien Term Loan,
9		2.540%, 09/20/14	8
141		2.540%, 09/20/14	121

			417
		Textiles, Apparel & Luxury Goods — 0.6%
95		Polymer Group, Inc., Term Loan B, 7.000%, 11/22/14	95

		Total Consumer Discretionary	796
		Consumer Staples — 0.9%
		Household Products — 0.9%
		Spectrum Brands, Inc., Term Loan B,
55		8.000%, 06/30/12	54
45		8.000%, 06/30/12	45
45		8.000%, 06/30/12	45
–	(h)	8.750%, 06/30/12	–	(h)

		Total Consumer Staples	144
		Energy — 0.5%
		Oil, Gas & Consumable Fuels — 0.5%
90		Western Refining, Inc., Term Loan, 4.750%, 03/23/11	85

		Financials — 1.2%
		Diversified Financial Services — 1.2%
150		Capmark Financial Group, Term Roll-Up Certified Tranche, 9.750%, 05/30/14	124
		CIT Group, Inc., New Term Loan,
14		13.000%, 01/20/12	14
14		13.000%, 01/20/12	14
14		13.000%, 01/20/12	14
14		13.000%, 01/20/12	15
14		13.000%, 01/20/12	15

		Total Financials	196
		Health Care — 0.9%
		Health Care Providers & Services — 0.9%
3		Community Health Systems, Inc., Delayed Draw, 2.788%, 07/25/14	3
56		Community Health Systems, Inc., Term Loan, 2.788%, 07/25/14	52
		Vanguard Health Systems, Term Loan B,
61		3.797%, 01/15/16	61
39		5.000%, 01/15/16	38

		Total Health Care	154
		Industrials — 1.8%
		Airlines — 0.6%
		Delta Airlines, Inc., 1st Lien Term Loan,
4		0.093%, 04/30/12	4
92		2.298%, 04/30/12	88
2		2.324%, 04/30/12	1

			93
		Building Products — 0.2%
4		Jacuzzi Brands, Inc., 1st Lien Letter of Credit, 0.190%, 02/07/14	4
		Jacuzzi Brands, Inc., 1st Lien Term Loan B,
–	(h)	2.543%, 02/07/14	–	(h)
46		2.574%, 02/07/14	37

			41
		Commercial Services & Supplies — 0.7%
		Clarke American Corp., Term Loan B,
32		2.790%, 06/27/14	27
28		2.790%, 06/27/14	25
11		2.790%, 06/27/14	10
18		2.854%, 06/27/14	15
		Quebecor World, Inc., Exit Term Loan,
33		9.000%, 07/10/12	33
12		9.000%, 07/10/12	12

			122
		Electrical Equipment — 0.3%
48		Generac Power Systems, Term Loan B, 2.792%, 11/10/13	44

		Total Industrials	300
		Information Technology — 1.9%
		Communications Equipment — 0.8%
149		Avaya, Inc., Term Loan B, 3.260%, 10/26/14	128

		IT Services — 0.1%
		First Data Corp., Initial Tranche B-3 Term Loan,
23		3.032%, 09/24/14	20
1		3.040%, 09/24/14	1

			21
		Semiconductors & Semiconductor Equipment— 1.0%
		Ati Acquisition Co., Term Loan B,
99		8.250%, 12/31/14	93
1		9.250%, 12/31/14	1
79		Freescale Semiconductor, Inc., Extended Term Loan, 4.528%, 11/29/13	69

			163
		Total Information Technology	312
		Materials — 1.4%
		Chemicals — 0.2%
36		BOC Edwards, 1st Priority Lien Term Loan, 2.354%, 05/31/14	32

		Paper & Forest Products — 1.2%
100		Abitibi, Inc., Term Loan, 11.000%, 03/31/12	96
100		Ainsworth Lumber Ltd., Term Loan B, 5.375%, 06/26/14	94

			190
		Total Materials	222
		Telecommunication Services — 0.7%
		Diversified Telecommunication Services — 0.7%
122		Time Warner Telecom, Term Loan B, 2.110%, 01/07/13	117

		Utilities — 1.8%
		Independent Power Producers & Energy Traders — 1.8%
111		Calpine Corp., 1st Priority Lien Term Loan, 3.165%, 03/29/14	104
44		NRG Energy, Inc. (Opco), Credit-Linked Deposit Letter of Credit, 0.190%, 02/01/13	42
		NRG Energy, Inc. (Opco), Term Loan B,
52		2.040%, 02/01/13	50
14		2.104%, 02/01/13	14
		Texas Competitive Electric Holdings Co. LLC, Initial Tranche B-3 Term Loan,
1		3.790%, 10/10/14	–	(h)
97		3.797%, 10/10/14	75

		Total Utilities	285
		Total Loan Participations & Assignments (Cost 2,591)	2,611

SHARES
Short-Term Investment — 3.1%
		Investment Company — 3.1%
516		JPMorgan Tax Free Money Market Fund, Institutional Class Shares, 0.170% (b) (l) (m) (Cost $516)	516
		Total Investments —100.5% (Cost $16,018)	16,412
		Liabilities in Excess of Other Assets — (0.5)%	(86)
		NET ASSETS — 100.0%	$16,326

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:
ADR	—	American Depositary Receipt
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
COLL	—	Collateral
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
IDA	—	Industrial Development Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $347,000 which amounts to 2.1% of total investments.

(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)	Security is prerefunded or escrowed to maturity.
(t)	The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$529
Aggregate gross unrealized depreciation	(135)
Net unrealized appreciation/depreciation	$394
Federal income tax cost of investments	$16,018

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Materials	$68	$–	$–	$68
Total Common Stocks	68	–	–	68
Debt Securities
Corporate Bonds
Consumer Discretionary	–	85	–	85
Industrials	–	–	98	98
Materials	–	141	–	141
Total Corporate Bonds	–	226	98	324
Municipal Bonds	–	12,644	249	12,893
Loan Participations & Assignments
Consumer Discretionary	–	796	–	796
Consumer Staples	–	144	–	144
Energy	–	85	–	85
Financials	–	196	–	196
Health Care	–	154	–	154
Industrials	–	300	–	300
Information Technology	–	312	–	312
Materials	–	222	–	222
Telecommunication Services	–	117	–	117
Utilities	–	285	–	285
Total Loan Participations & Assignments	–	2,611	–	2,611
Short-Term Investments
Investment Companies	516	–	–	516
Total Investments in Securities	$584	$15,481	$347	$16,412

There were no significant transfers between Levels 1 and 2 during the three months ended May 31, 2010.

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)		Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/10
Investments in Securities
Corporate Bonds - Industrials	$92	$-	$6	$-	(a)	$-	$-	$-	$98
Municipal bonds
Ohio - Hospital	47	-	- (a)	1		-	-	-	48
Wisconsin - Private Placement	202	-	(1)	-		-	-	-	201
Total Municipal Bonds	249	-	(1)	1		-	-	-	249
Total	$341	$-	$5	$1		$-	$-	$-	$347

(a) Amount rounds to less than $1,000.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.

Transferred from Level 2 to Level 3 due to lack of observable market inputs.

Transferred from Level 3 to Level 2 due to available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $5,000.

JPMorgan Tax Free Money Market Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in thousands)

PRINCIPAL AMOUNT ($)	SECURITY DESCRIPTION (t)	VALUE ($)
Municipal Bonds — 97.2%
	Alabama — 0.4%
9,800	Eclipse Funding Trust, Solar Eclipse, Series 2007-0108, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	9,800
30,550	Eclipse Funding Trust, Solar Eclipse, Mobile, Series 2006-0109, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/02/10	30,550
12,795	Macon Trust Various States, Series 2007-306, Rev., VRDO, 0.380%, 06/09/10	12,795
3,410	Mobile County IDA, PCR, Exxon-Mobil Project, Rev., VRDO, 0.210%, 06/02/10	3,410
22,965	Mobile Industrial Development Board, Dock & Wharf, Holnam, Inc. Project, Series A, Rev., VRDO, LOC: Bayerische Landesbank, 0.290%, 06/02/10	22,965

		79,520
	Alaska — 0.6%
	Alaska Housing Finance Corp.,
11,005	Series 1407, Rev., VRDO, GNMA/FNMA, 0.360%, 06/09/10	11,005
40,000	Series D, Rev., VRDO, 0.300%, 06/09/10	40,000
15,000	Alaska Industrial Development & Export Authority, Greater Fairbanks, Series A, Rev., VRDO, LOC: Union Bank N.A., 0.200%, 06/02/10	15,000
27,300	City of Valdez, Marine Term, BP Pipelines, Inc. Project, Rev., VRDO, 0.220%, 06/02/10	27,300
46,720	City of Valdez, Marine Term, Exxon Pipeline Co. Project, Rev., VRDO, 0.200%, 06/02/10	46,720

		140,025
	Arizona — 0.6%
10,700	Apache County IDA, Tucson Electric Power Co., Series 83-C, Rev., VRDO, LOC: Bank of New York N.A., 0.190%, 06/09/10	10,700
7,700	Apache County IDA, Tucson Electric Power Co., Springville, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.190%, 06/09/10	7,700
7,160	Maricopa County IDA, Multi-Family Housing, Las Gardenias Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 06/03/10	7,160
15,760	Phoenix Civic Improvement Corp., Series ROCS-RR-II-R-11732, Rev., VRDO, NATL-RE, FGIC, LIQ: Citibank N.A., 0.300%, 06/03/10 (e)	15,760
2,000	Phoenix IDA, Del Mar Terrace, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.280%, 06/09/10	2,000
21,800	Pima County IDA, Tucson Electric, Rev., VRDO, LOC: Bank of New York N.A., 0.260%, 06/09/10	21,800
21,700	Pima County IDA, Tucson Electric Irvington, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.280%, 06/02/10	21,700
16,995	Pinal County Electric District No. 3, Series U-1, Rev., VRDO, 0.380%, 06/09/10	16,995
25,585	Pinal County Electric District No. 3, Series U-2, Rev., VRDO, 0.310%, 06/09/10	25,585
1,855	Salt River Pima-Maricopa Indian Community, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 06/02/10	1,855
7,865	Yavapai County, Highway Construction, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 06/02/10	7,865

		139,120
	California — 7.2%
4,560	Abag Finance Authority for Nonprofit Corps., Charleston Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.280%, 06/02/10	4,560
2,385	Abag Finance Authority for Nonprofit Corps., Colma Bart Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 06/03/10	2,385
4,000	Abag Finance Authority for Nonprofit Corps., Senior Health Services, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.220%, 06/02/10	4,000
7,900	Abag Finance Authority for Nonprofit Corps., Sharp Healthcare, Series C, Rev., VRDO, LOC: Citibank N.A., 0.260%, 06/02/10	7,900
5,000	Austin Trust Various States, Series 2008-3305, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 06/09/10	5,000
10,775	California Educational Facilities Authority, Life Chiropractic College, Rev., VRDO, LOC: Bank of the West, 0.220%, 06/03/10	10,775
5,200	California Health Facilities Financing Authority, Catholic West, Series H, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	5,200
15,535	California Health Facilities Financing Authority, Kaiser Permanente, Series C, Rev., VRDO, 0.270%, 06/02/10	15,535
3,985	California Health Facilities Financing Authority, Lucile Salter, Series A, Rev., VRDO, 0.240%, 06/02/10	3,985
28,190	California Housing Finance Agency, Series N, Rev., VRDO, AMT, LOC: FNMA/FHLMC, 0.310%, 06/09/10	28,190
30,200	California Housing Finance Agency, Home Mortgage, Series D, Rev., VRDO, AMT, LOC: FNMA, 0.310%, 06/09/10	30,200
115	California Infrastructure & Economic Development Bank, IDR, Elite Leather Co. Project, Rev., VRDO, LOC: Union Bank of Canada N.A., 0.370%, 06/02/10	115
6,150	California Infrastructure & Economic Development Bank, IDR, Jewish Community Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	6,150
1,610	California Infrastructure & Economic Development Bank, IDR, Pleasant Mattress, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.320%, 06/02/10	1,610
6,900	California Infrastructure & Economic Development Bank, Pacific Gas & Electric, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.230%, 06/02/10	6,900
305	California Infrastructure & Economic Development Bank, Rand Corp., Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/02/10	305
4,200	California Pollution Control Financing Authority, Exxon Project, Rev., VRDO, 0.190%, 06/02/10	4,200
23,145	California Rural Home Mortgage Finance Authority, Home Buyers Fund, Series ROCS-RR-II-R-11647, Rev., VRDO, GNMA/FNMA/FHLMC, LIQ: Citibank N.A., 0.360%, 06/03/10 (e)	23,145
59,425	California State Department of Water Resources, Power Supply, Series C-8, Rev., VRDO, LOC: Bayerische Landesbank, 0.200%, 06/02/10	59,425
88,455	California State University, Series ROCS-RR-II-R-12250, Rev., VRDO, AGM-CR, AMBAC, 0.310%, 06/03/10 (e)	88,455
	California Statewide Communities Development Authority,
10,600	Series 176, COP, VRDO, AGM, LIQ: Morgan Stanley Bank, 0.310%, 06/03/10	10,600
18,000	Series 3048, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10 (e)	18,000
21,800	Series L, Rev., VRDO, 0.270%, 06/02/10	21,800
3,100	California Statewide Communities Development Authority, Golden Age Garden Apartments, Series H, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 06/02/10	3,100
	California Statewide Communities Development Authority, Kaiser Permanente,
53,200	Series A, Rev., VRDO, 0.270%, 06/02/10	53,200
28,065	Series B, Rev., VRDO, 0.270%, 06/02/10	28,065
3,420	California Statewide Communities Development Authority, Multi-Family Housing, Breezewood Apartments, Series F-1, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 06/03/10	3,420
30,500	California Statewide Communities Development Authority, Museum Art, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.240%, 06/02/10	30,500
9,750	California Statewide Communities Development Authority, Westgate Pasadena Apartments, Series G, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 06/03/10	9,750
10,000	City of Corcoran, Water System Project, COP, VRDO, LOC: Union Bank of Canada N.A., 0.300%, 06/03/10	10,000
3,950	City of Garden Grove, Multi-Family Housing, Malabar Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/03/10	3,950
3,650	City of Hemet, Multi-Family Housing, Sunwest Retirement, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 06/03/10	3,650
2,257	City of Irvine, Improvement Bond Act of 1915, District No. 03-19, Special Assessment, Series A, VRDO, LOC: Bank of New York N.A., 0.250%, 06/02/10	2,257
5,700	City of Irvine, Improvement Bond Act of 1915, District No. 04-20, Limited Obligation Assessment, Series B, Rev, VRDO, LOC: KBC Bank N.V., 0.250%, 06/02/10	5,700
4,800	City of Los Angeles, Multi-Family Housing, Fountain Park Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/10	4,800
17,000	City of Ontario, Multi-Family Housing, Park Centre Apartments, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.240%, 06/02/10	17,000
9,430	City of Riverside, Series A, Rev., VRDO, 0.280%, 06/09/10	9,430
4,625	City of Tracy, Multi-Family Housing, Sycamore, Series A, Rev., VRDO, LOC: FHLMC, 0.260%, 06/03/10	4,625
	Deutsche Bank Spears/Lifers Trust Various States,
6,995	Series DB-318, VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	6,995
11,945	Series DB-332, GO, VRDO, LIQ: Deutsche Bank AG, 0.310%, 06/09/10	11,945
10,275	Series DB-416, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	10,275
18,860	Series DB-419, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	18,860
31,425	Series DB-424, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/09/10 (e)	31,425
9,805	Series DB-429, GO, VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	9,805
11,095	Series DB-432, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	11,095
53,850	Dexia Credit Local Certificates Trust, Series 2008-065, GO, VRDO, AGM, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.440%, 06/09/10	53,850
30,015	Eclipse Funding Trust, Solar Eclipse, Castai, Series 2007-0034, COP, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	30,015
11,680	Eclipse Funding Trust, Solar Eclipse, Corona, Tax Allocation, Series 2006-0099, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	11,680
13,405	Eclipse Funding Trust, Solar Eclipse, Sacramento, Series 2006-0079, COP, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/02/10	13,405
13,785	Eclipse Funding Trust, Solar Eclipse, Tax Allocation, Series 2006-0067, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	13,785
7,995	Long Beach Bond Finance Authority, Series 2094, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.360%, 06/02/10	7,995
	Los Angeles Community College District,
22,500	Series ROCS-RR-II-R-11768, GO, VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.290%, 06/03/10 (e)	22,500
16,600	Series ROCS-RR-II-R-11773, GO, VRDO, LIQ: Citibank N.A., 0.290%, 06/03/10 (e)	16,600
7,160	Los Angeles County Housing Authority, Multi-Family Housing, Sand Canyon, Series F, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.260%, 06/03/10	7,160
25,000	Los Angeles County Metropolitan Transportation Authority, Property A 1st Tier, Series A3, Rev., VRDO, 0.250%, 06/02/10	25,000
6,500	Los Angeles Department of Water & Power, Power System, Subseries A-7, Rev., VRDO, 0.250%, 06/03/10	6,500
	Metropolitan Water District of Southern California,
10,230	Series 3002, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10 (e)	10,230
3,300	Series B-3, Rev., VRDO, 0.240%, 06/02/10	3,300
57,600	Series C, Rev., VRDO, 0.240%, 06/02/10	57,600
12,510	Northern California Power Agency, Hydro-Electric Project, Series A, Rev., VRDO, LOC: Dexia Credit Local, 0.290%, 06/02/10	12,510
17,900	Orange County Aliso Creek Project, Series B, Rev., VRDO, LOC: FHLMC, 0.240%, 06/02/10	17,900
70,000	Orange County Sanitation District, Series B, Rev., 2.000%, 12/01/10	70,548
	Orange County, WLCO LF Partners,
2,200	Series G1, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 06/03/10	2,200
4,150	Series G3, Rev., VRDO, FNMA, LIQ: FNMA, 0.240%, 06/03/10	4,150
11,585	Pasadena Public Financing Authority, Rose Bowl Refinancing & Improvement, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	11,585
	Puttable Floating Option Tax-Exempt Receipts,
40,930	Series MT-400, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.340%, 06/09/10	40,930
9,885	Series MT-557, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.460%, 06/09/10	9,885
8,270	Series PT-4161, Rev., VRDO, 0.460%, 06/09/10	8,270
7,265	Series PT-4554, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/09/10	7,265
7,105	Series PT-4555, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/09/10 (e)	7,105
5,775	Series PT-4561, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/09/10	5,775
4,165	Series PT-4571, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/09/10	4,165
3,465	Series PT-4585, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/09/10	3,465
6,430	Series PT-4589, VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/09/10	6,430
8,165	Series PT-4597, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/09/10	8,165
15,135	Series PT-4647, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.290%, 06/09/10 (e)	15,135
12,665	Series PT-4648, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.290%, 06/09/10 (e)	12,665
13,800	Sacramento County, Airport Systems, Series ROCS-RR-II-R-11424, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.270%, 06/02/10	13,800
	Sacramento Regional County Sanitation District, Sub Lien,
10,100	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	10,100
10,100	Series D, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	10,100
43,700	Sacramento Transportation Authority, Limited Tax Measure A, Series C, Rev., VRDO, 0.280%, 06/02/10	43,700
21,455	San Diego Community College District, Series ROCS-RR-II-R-11775, GO, VRDO, LIQ: Citibank N.A., 0.290%, 06/02/10 (e)	21,455
9,900	San Francisco Bay Area Transit Financing Authority, EAGLE, Class A, GO, VRDO, LIQ: Citibank N.A., 0.290%, 06/03/10	9,900
30,490	San Francisco City & County Finance Corp., Moscone Centre, Series 2008-2, Rev., VRDO, LOC: State Street Bank & Trust Co., 0.230%, 06/02/10	30,490
21,310	San Francisco City & County Public Utilities Commission, Series 2190, Rev., VRDO, AGM, LIQ: Wells Fargo Bank N.A., 0.290%, 06/03/10	21,310
11,245	San Francisco City & County Public Utilities Commission, MERLOTS, Series B20, Rev., VRDO, NATL-RE, 0.460%, 06/02/10	11,245
63,400	San Franscisco Bay Area Toll Authority, Series E-3, Rev., VRDO, 0.150%, 06/02/10	63,400
1,800	San Jose Multi-Family Housing, Villa Monterey Apartments, Series F, Rev., VRDO, FNMA, LIQ: FNMA, 0.350%, 06/03/10	1,800
55,000	Southern California Public Power Authority, Canyon Power Project, Series A, Rev., 2.000%, 08/03/10	55,151
9,195	Stanilaus County Capital Improvements Financing Authority, Gallo Center For The Arts Project, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	9,195
32,000	State of California, Series B-2, GO, VRDO, LOC: BNP Paribas, 0.230%, 06/09/10	32,000
	State of California, Kindergarten,
10,700	Series A-4, GO, VRDO, LOC: Citibank N.A., 0.250%, 06/02/10	10,700
11,700	Series A-5, GO, VRDO, LOC: Citibank N.A., 0.240%, 06/02/10	11,700
1,650	State of California, Municipal Securities Trust Receipts, Series SGC-6, Class A, GO, VRDO, LIQ: Societe Generale, 0.290%, 06/03/10	1,650
35,000	Turlock Irrigation District, First Priority, Rev., 1.500%, 06/08/10	35,006
10,950	University of California Regents Medical Center, Series B-2, Rev., VRDO, 0.250%, 06/02/10	10,950
24,000	Walnut Energy Center Authority, Series A, Rev., VAR, 1.500%, 06/08/10	24,004
	Wells Fargo Stage Trust,
19,750	Series 2009-1C, GO, VRDO, 0.270%, 06/03/10 (e)	19,750
9,990	Series 56C, GO, VRDO, LIQ: Wells Fargo & Co., 0.270%, 06/03/10 (e)	9,990
12,990	Western Municipal Water District Facilities Authority, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.220%, 06/02/10	12,990

		1,646,436
	Colorado — 2.1%
15,010	Arapahoe County, Multi-Family Housing, Rental Housing, Hunters Run, Rev., VRDO, LIQ: FHLMC, 0.290%, 06/03/10	15,010
1,000	City of Colorado Springs, Utilities, Sub Lien, Series A, Rev., VRDO, 0.270%, 06/02/10	1,000
21,000	Colorado Educational & Cultural Facilities Authority, Nature Conservatory, Series A, Rev., VRDO, 0.310%, 06/09/10	21,000
19,400	Colorado Educational & Cultural Facilities Authority, Oaks Christian School Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.280%, 06/02/10	19,400
11,200	Colorado Health Facilities Authority, Hospital, NCMC, Inc. Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 06/02/10	11,200
	Colorado Housing & Finance Authority,
17,330	Series AA-3, Class I, Rev., VRDO, LOC: FNMA, 0.260%, 06/02/10	17,330
15,000	Series C-2, Class I, Rev., VRDO, LIQ: Federal Home Loan Bank, 0.260%, 06/09/10	15,000
1,885	Colorado Housing & Finance Authority, Multi-Family Housing Project, Series A-4, Class I, Rev., VRDO, 0.310%, 06/02/10	1,885
1,600	Colorado Housing & Finance Authority, Multi-Family Housing, Diamond Project, Class I, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/09/10	1,600
	Colorado State Education Loan Program,
80,000	TRAN, 1.500%, 08/12/10	80,150
25,000	TRAN, 2.000%, 08/12/10	25,071
	Denver City & County, Airport,
40,980	Series 2365, Rev., VRDO, FGIC, LIQ: Morgan Stanley Municipal Funding, 0.360%, 06/03/10	40,980
38,800	Subseries C1, Rev., VRDO, AMT, LOC: KBC Bank N.V., 0.300%, 06/02/10	38,800
49,865	Subseries G1, Rev., VRDO, AGC, 0.280%, 06/02/10	49,865
71,900	Subseries G2, Rev., VRDO, AGC, 0.280%, 06/02/10	71,900
11,275	Moffat County, Tri-State Generation Association Project, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 06/02/10	11,275
50,000	State of Colorado, Series A, GO, TRAN, 2.000%, 06/25/10	50,051

		471,517
	Connecticut — 0.9%
20,450	City of New Britain, GO, BAN, 1.750%, 03/29/11	20,668
21,525	City of Waterbury, Series B, GO, BAN, 2.500%, 09/01/10	21,606
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program,
15,795	Series A-3, Rev., VRDO, AMT, AMBAC, 0.320%, 06/03/10	15,795
62,985	Series B-3, Rev., VRDO, AMT, AMBAC, 0.320%, 06/03/10	62,985
13,515	Series D-1, Rev., VRDO, AMBAC, 0.270%, 06/03/10	13,515
32,500	Series D-3, Rev., VRDO, AMBAC, 0.320%, 06/03/10	32,500
900	Connecticut State Health & Educational Facility Authority, Community Renewal Team, Series A, Rev., VRDO, LOC: Fleet National Bank, 0.420%, 06/03/10	900
29,000	Connecticut State Health & Educational Facility Authority, Masonicare, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.260%, 06/02/10	29,000
17,060	Wells Fargo Stage Trust, Series 61C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.270%, 06/03/10 (e)	17,060

		214,029
	Delaware — 0.1%
15,000	New Castle County, FlightSafety International, Inc. Project, Rev., VRDO, 0.340%, 06/02/10	15,000
	University of Delaware,
12,365	Rev., VRDO, 0.270%, 06/02/10	12,365
300	Series B, Rev., VRDO, 0.270%, 06/02/10	300

		27,665
	District of Columbia — 1.1%
2,990	District of Columbia Housing Finance Agency, Multi-Family Housing, Trenton Park Apartments Project, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 06/03/10	2,990
11,450	District of Columbia Water & Sewer Authority, Series 2979, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10 (e)	11,450
2,220	District of Columbia, American Psychology Association, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 06/03/10	2,220
13,675	District of Columbia, Edmund Burke School, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/03/10	13,675
7,500	District of Columbia, Enterprise Zone, House on F Street Project, Rev., VRDO, LOC: Bank of New York N.A., 0.290%, 06/02/10	7,500
31,260	District of Columbia, MERLOTS, Series B-34, GO, VRDO, AGM, 0.280%, 06/02/10	31,260
4,180	District of Columbia, National Children's Center, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.380%, 06/03/10	4,180
23,770	District of Columbia, National Geographic Society, Rev., VRDO, 0.220%, 06/09/10	23,770
1,600	District of Columbia, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/03/10	1,600
20,550	District of Columbia, The American University, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	20,550
16,050	District of Columbia, Trinity College Issue, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/03/10	16,050
27,775	Eclipse Funding Trust, Solar Eclipse, Series 2007-0056, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	27,775
15,240	Eclipse Funding Trust, Solar Eclipse, District of Columbia, Series 2006-0110, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	15,240
31,160	Eclipse Funding Trust, Solar Eclipse, Washington D.C., Series 2007-0221, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	31,160
	Metropolitan Washington Airports Authority,
21,985	Series 3140, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.320%, 06/03/10 (e)	21,985
20,700	Subseries D2, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	20,700

		252,105
	Florida — 5.5%
45,000	Alachua County Health Facilities Authority, Series 2654, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10	45,000
11,150	Alachua County IDA, Florida Rock Industrial, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/03/10	11,150
41,016	Austin Trust Various States, Series 2008-346, VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.310%, 06/09/10	41,016
4,570	Broward County Educational Facilities Authority, Nova Southeastern University, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	4,570
29,405	Broward County School Board, COP, VRDO, AGM, 0.300%, 06/02/10	29,405
8,855	City of Fort Myers, Series 2077, Rev., VRDO, NATL-RE, LIQ: Wells Fargo & Co., 0.290%, 06/03/10 (e)	8,855
	Deutsche Bank Spears/Lifers Trust Various States,
6,100	Series DB-271, Rev., VRDO, FGIC, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	6,100
106,210	Series DB-459, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.330%, 06/03/10	106,210
	Eclipse Funding Trust, Solar Eclipse,
8,335	Series 2006-0043, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10 (e)	8,335
20,780	Series 2007-0051, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/09/10	20,780
54,010	Series 2007-0055, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/09/10	54,010
24,050	Eclipse Funding Trust, Solar Eclipse, Golden, Series 2006-0125, COP, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10 (e)	24,050
	Eclipse Funding Trust, Solar Eclipse, Miami,
11,205	Series 2006-0049, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	11,205
9,830	Series 2007-0045, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/02/10	9,830
10,620	Eclipse Funding Trust, Solar Eclipse, Palm Bay, Series 2006-0136, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 06/03/10	10,620
18,870	Eclipse Funding Trust, Solar Eclipse, Peace, Series 2006-0144, Rev., VRDO, AGM, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	18,870
8,640	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0135, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	8,640
35,390	Eclipse Funding Trust, Solar Eclipse, South, Series 2007-0035, COP, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	35,390
32,550	Escambia County, Gulf Power Co., Rev., 1.500%, 06/11/10	32,550
5,800	Florida Gulf Coast University Finance Corp., Student Union Project, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.310%, 06/02/10	5,800
6,350	Florida Housing Finance Agency, Multi-Family Housing, Banyon Bay Partners, Series FF, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/09/10	6,350
8,800	Florida Housing Finance Agency, Multi-Family Housing, Heron Park Project, Series U, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.340%, 06/02/10	8,800
8,225	Florida Housing Finance Corp., Monterey Lake, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.290%, 06/02/10	8,225
16,900	Hillsborough Community College Foundation, Inc. (The), Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	16,900
8,000	Hillsborough County IDA, Carrollwood Day School Project, Rev., VRDO, LOC: Mercantile Bank of Michigan, 0.270%, 06/02/10	8,000
	Jacksonville Health Facilities Authority,
4,165	Series C, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	4,165
15,355	Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 06/02/10	15,355
31,895	JEA, Electric Systems, Subseries D, Rev., VRDO, 0.300%, 06/02/10	31,895
1,570	Miami Health Facilities Authority, Mercy Hospital Project, Rev., VRDO, LOC: Nationsbank N.A., 0.280%, 06/02/10	1,570
10,000	Miami-Dade County, Series 3041, Rev., VRDO, BHAC-CR, AGC-ICC, XLCA, LIQ: Morgan Stanley Bank, 0.320%, 06/03/10 (e)	10,000
17,120	Miami-Dade County, Aviation, EAGLE, Series 2006-0029, Class A, Rev., VRDO, BHAC, AGM-CR, FGIC, LIQ: Citibank N.A., 0.300%, 06/03/10	17,120
22,540	Miami-Dade County, Transit System, Series 2006-0101, Class A, Rev., VRDO, AGC-ICC, XLCA, LIQ: Citibank N.A., 0.300%, 06/03/10	22,540
6,700	Nassau County, PCR, Private Activity, Rayonier, Inc. Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	6,700
22,285	Orange County, Series 2352, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.290%, 06/03/10	22,285
7,745	Orange County Housing Finance Authority, Multi-Family Housing, Falcon Trace Apartments Project, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 06/02/10	7,745
9,401	Orange County Housing Finance Authority, Multi-Family Housing, Regal Pointe Apartments, Series A, Rev., VRDO, FHLMC, LOC: Nationsbank N.A., LIQ: FHLMC, 0.330%, 06/02/10	9,401
3,520	Orange County Housing Finance Authority, Multi-Family Housing, Water View Club Apartments, Series D, Rev., VRDO, FNMA, LIQ: FNMA, 0.370%, 06/02/10	3,520
47,490	Orange County IDA, Diocese Orlando Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	47,490
	Orlando & Orange County Expressway Authority,
37,660	Series C-1, Rev., VRDO, AGM, 0.280%, 06/03/10	37,660
4,135	Series C-2, Rev., VRDO, AGM, 0.280%, 06/03/10	4,135
49,225	Subseries B-1, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 06/02/10	49,225
7,080	Osceola County Housing Finance Authority, Multi-Family Housing, Arrow Ridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 06/02/10	7,080
	Pinellas County Health Facility Authority, Baycare Health System,
18,250	Series A-1, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 06/02/10	18,250
75,215	Series B-1, Rev., VRDO, AGM, 0.280%, 06/02/10	75,215
84,285	Puttable Floating Option Tax-Exempt Receipts, Series PT-4615, COP, VRDO, LIQ: Dexia Credit Local, 0.540%, 06/09/10	84,285
80,175	Sarasota County Public Hospital District, Sarasota Memorial Hospital, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	80,175
	South Miami Health Facilities Authority,
21,125	Series 2833, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10	21,125
11,615	Series 3119, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10 (e)	11,615
8,265	State of Florida, MERLOTS, Series C07, GO, VRDO, 0.280%, 06/02/10	8,265
12,800	Tohopekaliga Water Authority, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 06/02/10	12,800
34,175	USF Financing Corp., Master Lease Program, Series B-1, COP, VRDO, AMBAC, LOC: Wells Fargo Bank N.A., 0.270%, 06/09/10	34,175
	Volusia County Health Facilities Authority,
25,340	Series MT-151, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.390%, 06/02/10	25,340
36,470	Series MT-317, Rev., VRDO, AMBAC, LIQ: Merrill Lynch International Bank Ltd., 0.390%, 06/09/10	36,470

		1,246,262
	Georgia — 1.3%
4,745	Atlanta Urban Residential Finance Authority, Multi-Family Housing, The Park at Lakewood, Rev., VRDO, LOC: FHLMC, 0.420%, 06/02/10	4,745
22,000	Bartow County Development Authority, Georgia Power Co., Bowen, Rev., VRDO, 0.250%, 06/02/10	22,000
1,400	Bartow County Development Authority, Georgia Power Co., Bowen, Second Series, Rev., VRDO, 0.320%, 06/02/10	1,400
8,315	De Kalb County Development Authority, Inland Fresh Seafood Corp., Rev., VRDO, LOC: Bank of America N.A., 0.380%, 06/03/10	8,315
8,560	De Kalb County Housing Authority, Multi-Family Housing, Chapel Run Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 06/03/10	8,560
11,545	De Kalb County Housing Authority, Multi-Family Housing, Robins Landing Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 06/03/10	11,545
10,735	De Kalb County Housing Authority, Multi-Family Housing, Timber Trace Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 06/03/10	10,735
4,900	De Kalb Private Hospital Authority, Children's Healthcare, Rev., VRDO, 0.290%, 06/02/10	4,900
15,210	Eclipse Funding Trust, Solar Eclipse, Series 2007-0117, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	15,210
21,415	Eclipse Funding Trust, Solar Eclipse, Cobb County, Series 2006-0105, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	21,415
9,850	Eclipse Funding Trust, Solar Eclipse, De Kalb County, Series 2006-0074, Rev., VRDO, AGM, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	9,850
6,865	Fulton County Development Authority, St. George Village CCRC Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/03/10	6,865
18,605	Fulton County Hospital Authority, Northside Hospital, Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	18,605
4,690	Griffin-Spaulding County Development Authority IDA, Norcom, Inc. Project, Rev., VRDO, LOC: Lasalle Bank N.A., 0.380%, 06/03/10	4,690
10,000	Gwinnett County Development Authority, Civic & Cultural Center Project, Rev., VRDO, 0.290%, 06/02/10	10,000
13,960	Gwinnett County Water & Sewerage Authority, MERLOTS, Series K15, Rev., VRDO, 0.280%, 06/02/10	13,960
17,800	Heard County Development Authority, Georgia Power Co., Plant Wansley, Rev., VRDO, AMT, 0.280%, 06/02/10	17,800
5,940	Henry County Water & Sewer Authority, EAGLE, Series 2005-0008, Class A, Rev., VRDO, BHAC, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.300%, 06/03/10	5,940
600	Marietta Housing Authority, Multi-Family Housing, Concepts 21 Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 06/02/10	600
43,445	Monroe County Development Authority, Oglethorpe Power Corp., Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	43,445
17,000	Private Colleges & Universities Authority, Emory University, Series C-5, Rev., VRDO, 0.200%, 06/02/10	17,000
17,135	Savannah EDA, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	17,135
20,428	State of Georgia, Series H-1, GO, VRDO, 0.300%, 06/02/10	20,428

		295,143
	Hawaii — 0.2%
	Eclipse Funding Trust, Solar Eclipse, Honolulu,
13,865	Series 2006-0096, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	13,865
9,345	Series 2006-0123, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	9,345
19,485	Hawaii State Department of Budget & Finance, Series 2135, Rev., VRDO, FGIC, LIQ: Wells Fargo & Co., 0.290%, 06/03/10	19,485
11,487	Hawaii State Department of Budget & Finance, Special Purpose, Wailuku River Hydroelectric, ACES, Rev., VRDO, LOC: Union Bank of Canada, 0.380%, 06/08/10	11,487

		54,182
	Idaho — 0.3%
27,605	Eclipse Funding Trust, Solar Eclipse, Boise, Series 2007-0002, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/09/10	27,605
5,850	Idaho Health Facilities Authority, St. Luke's Regional Medical Center, Rev., VRDO, AGM, 0.310%, 06/02/10	5,850
	Idaho Housing & Finance Association, Single Family Mortgage,
12,815	Series D-1, Class I, Rev., VRDO, LOC: FNMA, 0.350%, 06/02/10	12,815
22,000	Series F-1, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.350%, 06/02/10	22,000
9,685	Idaho State Building Authority, Prison Facilities Project, Series A, Rev., VRDO, 0.300%, 06/02/10	9,685

		77,955
	Illinois — 4.5%
23,430	Chicago Board of Education, Series 2931, GO, VRDO, AMBAC, LIQ: Dexia Credit Local, 0.540%, 06/09/10	23,430
	Chicago O'Hare International Airport,
21,135	Series ROCS-RR-II-R-11430, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.310%, 06/03/10	21,135
17,555	Series ROCS-RR-II-R-11517, Rev., VRDO, AGC-ICC, NATL-RE, LIQ: Citibank N.A., 0.310%, 06/03/10	17,555
26,765	Series ROCS-RR-II-R-12245, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 06/03/10 (e)	26,765
31,680	Series ROCS-RR-II-R-12246, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.310%, 06/03/10 (e)	31,680
2,500	Chicago O'Hare International Airport, Compagnie Nationale Air France, Rev., VRDO, LOC: Societe Generale, 0.330%, 06/02/10	2,500
4,600	Chicago O'Hare International Airport, General Airport, Second Lien, ACES, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.340%, 06/09/10	4,600
	City of Chicago,
19,860	Subseries 04-1, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.250%, 06/02/10	19,860
9,930	Subseries 04-2, Rev., VRDO, LOC: California Public Employee Retirement Fund, 0.250%, 06/02/10	9,930
10,380	City of Chicago, Neighborhoods Alive 21, Series B-4, GO, VRDO, LOC: Bank of New York N.A., 0.290%, 06/02/10	10,380
	Deutsche Bank Spears/Lifers Trust Various States,
24,515	Series DB-300, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	24,515
10,345	Series DB-307, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	10,345
22,685	Series DB-309, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	22,685
15,710	Series DB-322, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	15,710
10,970	Series DB-368, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	10,970
5,235	Series DB-400, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	5,235
15,615	Series DB-475, GO, VRDO, AGM, LIQ: Deutsche Bank AG, 0.310%, 06/03/10	15,615
	Eclipse Funding Trust, Solar Eclipse, Chicago,
9,160	Series 2006-0003, GO, VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 06/09/10	9,160
10,310	Series 2006-0131, GO, VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 06/03/10	10,310
	Eclipse Funding Trust, Solar Eclipse, Illinois,
27,420	Series 2006-0098, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	27,420
41,275	Series 2006-0104, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/02/10 (e)	41,275
51,520	Eclipse Funding Trust, Solar Eclipse, Springfield, Series 2006-0007, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	51,520
4,300	Galesburg, Knox College Project, Rev., VRDO, LOC: Lasalle National Bank N.A., 0.300%, 06/02/10	4,300
3,700	Illinois Educational Facilities Authority, St. Xavier University Project, Series A, Rev., VRDO, LOC: Lasalle Bank N.A., 0.300%, 06/02/10	3,700
30,175	Illinois Finance Authority, Series 3089, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.290%, 06/03/10 (e)	30,175
3,286	Illinois Finance Authority, IDR, Metropolitan Family Services, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/03/10	3,286
15,000	Illinois Finance Authority, Loyola University Health System, Series B, Rev., VRDO, LOC: Harris N.A., 0.270%, 06/02/10	15,000
8,500	Illinois Finance Authority, North Central College, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	8,500
15,000	Illinois Finance Authority, Northwestern Memorial Hospital, Series A-3, Rev., VRDO, 0.250%, 06/02/10	15,000
	Illinois Finance Authority, OSF Healthcare System,
69,200	Series F, Rev., VRDO, AGM, 0.270%, 06/02/10	69,200
8,750	Series G, Rev., VRDO, LOC: Wachovia Bank N.A., 0.260%, 06/02/10	8,750
10,000	Illinois Finance Authority, Residential Rental, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.370%, 06/02/10	10,000
2,435	Illinois Finance Authority, Toughy Ltd. Partnership Project, Rev., VRDO, LOC: Lasalle National Bank N.A., 0.420%, 06/02/10	2,435
8,261	Illinois Finance Authority, University of Chicago, Series B, Rev., VRDO, 0.200%, 06/02/10	8,261
15,000	Illinois Health Facilities Authority, Revolving Pooled Funds, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	15,000
	Illinois Housing Development Authority, Homeowner Mortgage,
10,175	Series A-3, Rev., VRDO, AMT, 0.310%, 06/02/10	10,175
7,500	Series C-3, Rev., VRDO, AMT, 0.400%, 06/09/10	7,500
6,250	Illinois Housing Development Authority, Southern Hills/Orlando, Series B, Rev., VRDO, AGM, 0.320%, 06/02/10	6,250
79,700	Illinois State Toll Highway Authority,
	Series B, Rev., VRDO, AGM, 0.300%, 06/03/10	79,700
32,645	Illinois State Toll Highway Authority, Senior Priority, Series A-1, Rev., VRDO, AGM, 0.310%, 06/02/10	32,645
18,120	Jackson-Union Counties Regional Port District, Enron Transaction Services, Rev., VRDO, LOC: Wachovia Bank N.A., 0.270%, 06/09/10	18,120
16,445	Joliet Regional Port District, Exxon Project, Rev., VRDO, 0.200%, 06/02/10	16,445
1,740	Lake County IDR, A.L. Hansen Manufacturing Co. Project, Rev., VRDO, LOC: Harris Trust & Savings Bank, 0.560%, 06/02/10	1,740
21,355	Puttable Floating Option Tax-Exempt Receipts, Chicago, Series PT-4007, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.540%, 06/09/10	21,355
73,960	Regional Transportation Authority, Series DCL-020, Rev., VRDO, AGM, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.330%, 06/03/10	73,960
14,295	State of Illinois, Series ROCS-RR-II-R-12249, GO, VRDO, AGM, 0.310%, 06/03/10 (e)	14,295
30,520	State of Illinois, MERLOTS, Series B05, GO, VRDO, NATL-RE, 0.280%, 06/02/10	30,520
17,600	University of Illinois, Health Services Facilities System, Series B, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 06/02/10	17,600
56,118	University of Illinois, Utility Infrastructure Projects, COP, VRDO, 0.200%, 06/02/10	56,118
10,700	Village of Justice, Multi-Family Housing, Candlewood Apartments Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 06/03/10	10,700
19,585	Will County Environmental, Exxon Mobil Project, Rev., VRDO, 0.240%, 06/02/10	19,585

		1,022,910
	Indiana — 1.6%
5,000	De Kalb County, Economic Development, New Process Steel Project, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 06/03/10	5,000
24,770	Deutsche Bank Spears/Lifers Trust Various States, Series DB-355, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	24,770
9,530	Eclipse Funding Trust, Solar Eclipse, Series 2007-0098, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	9,530
13,635	Eclipse Funding Trust, Solar Eclipse, Carmel, Series 2006-0120, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	13,635
25,810	Eclipse Funding Trust, Solar Eclipse, Decatur, Series 2006-0162, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 06/03/10	25,810
	Eclipse Funding Trust, Solar Eclipse, Indiana,
17,345	Series 2006-0092, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	17,345
14,515	Series 2006-0100, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	14,515
21,375	Series 2006-0138, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/09/10	21,375
14,400	Indiana Finance Authority, Duke Energy Industry Project, Series A-4, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 06/02/10	14,400
37,950	Indiana Finance Authority, Lease Appropriation, Series A-4, Rev., VRDO, 0.270%, 06/02/10	37,950
15,000	Indiana Finance Authority, Parkview Health System, Series D, Rev., VRDO, LOC: Citibank N.A., 0.290%, 06/02/10	15,000
2,385	Indiana Health Facility Financing Authority, Community Hospitals Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	2,385
7,155	Indiana Housing & Community Development Authority, Series 1423-R, Rev., VRDO, GNMA/FNMA, 0.360%, 06/09/10	7,155
6,900	Indiana State Finance Authority, Ispat Inland, Inc., Rev., VRDO, LOC: Royal Bank of Scotland, 0.220%, 06/09/10	6,900
28,215	Indiana Transportation Finance Authority, Series PT-3610, Rev., VRDO, FGIC, LIQ: Dexia Credit Local, 0.540%, 06/09/10	28,215
	Indiana Transportation Finance Authority, Municipal Securities Trust Receipts,
2,900	Series SGA-113, Rev., VRDO, LIQ: Societe Generale, 0.300%, 06/02/10 (p)	2,900
18,600	Series SGA-151, Class A, Rev., VRDO, LIQ: Societe Generale, 0.290%, 06/02/10	18,600
17,430	Indianapolis Local Public Improvement Bond Bank, Indianapolis Airport Project, Series C-7, Rev., VRDO, AGM, 0.260%, 06/02/10	17,430
16,325	Purdue University, Student Facility Systems, Series A, Rev., VRDO, 0.220%, 06/02/10	16,325
	Puttable Floating Option Tax-Exempt Receipts,
24,090	Series MT-642, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.290%, 06/09/10 (e)	24,090
13,985	Series PT-3961, Rev., VRDO, NATL-RE, LIQ: Dexia Credit Local, 0.540%, 06/02/10	13,985
19,405	Wells Fargo Stage Trust, Series 2009-77C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.280%, 06/03/10 (e)	19,405

		356,720
	Iowa — 0.2%
24,500	City of Iowa City, Rev., VRDO, 0.300%, 06/02/10	24,500
18,495	Eclipse Funding Trust, Solar Eclipse, Series 2007-0109, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	18,495
	Iowa Finance Authority, Single Family Mortgage,
5,700	Series F, Rev., VRDO, GNMA/FNMA, FHA/VA , 0.300%, 06/02/10	5,700
6,210	Series I, Rev., VRDO, GNMA/FNMA/COLL, 0.300%, 06/02/10	6,210

		54,905
	Kansas — 0.3%
19,335	Kansas Development Finance Authority, Sisters of Charity, Series C, Rev., VRDO, 0.290%, 06/02/10	19,335
30,360	Kansas State Department of Transportation, Highway, Series D, Rev., VRDO, LIQ: Dexia Credit Local, 0.250%, 06/09/10	30,360
9,780	Overland Park, Series SG-155, GO, VRDO, 0.310%, 06/03/10	9,780

		59,475
	Kentucky — 2.4%
9,355	City of Jeffersontown, Lease Program, Kentucky League of Cities Funding Trust, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 06/02/10	9,355
16,600	County of Carroll, North American Stainless Project, Series N, Rev., VRDO, LOC: Lasalle Bank N.A., 0.350%, 06/03/10	16,600
	Kentucky Housing Corp.,
19,350	Series F, Rev., VRDO, AMT, 0.350%, 06/02/10	19,350
21,375	Series H, Rev., VRDO, AMT, 0.350%, 06/02/10	21,375
21,000	Series M, Rev., VRDO, AMT, 0.350%, 06/02/10	21,000
	Kentucky Public Energy Authority,
224,257	Series A-1, Rev., VRDO, 0.250%, 06/09/10	224,257
199,930	Series A-2, Rev., VRDO, 0.250%, 06/09/10	199,930
7,990	Kentucky State Property & Buildings Commission, Series ROCS-RR-II-R-11767, Rev., VRDO, AGC, LIQ: Citibank N.A., 0.300%, 06/03/10 (e)	7,990
35,500	Louisville Regional Airport Authority, Ohio LLC Project, Series A, Rev., VRDO, 0.300%, 06/02/10	35,500

		555,357
	Louisiana — 0.6%
45,040	City of East Baton Rouge Parish, Road & Street Improvement, Series A, Rev., VRDO, LOC: Dexia Credit Local, 0.340%, 06/02/10	45,040
13,600	East Baton Rouge Parish Industrial Development Board, Inc., Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	13,600
18,075	Eclipse Funding Trust, Solar Eclipse, Series 2007-0112, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/09/10	18,075
32,025	Parish of East Baton Rouge, Exxon Project, Rev., VRDO, 0.200%, 06/02/10	32,025
19,760	Parish of St. John Baptist, Series 2116, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.290%, 06/03/10	19,760
10,000	State of Louisiana, Gas & Fuels Tax, Series ROCS-RR-II-R-11769, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.300%, 06/03/10 (e)	10,000

		138,500
	Maine — 0.3%
8,400	Finance Authority of Maine, Jackson Lab Issue, Rev., VRDO, LOC: Bank of America N.A., 0.310%, 06/03/10	8,400
67,725	Maine Health & Higher Educational Facilities Authority, Series H, Rev., VRDO, AGM, 0.270%, 06/02/10	67,725

		76,125
	Maryland — 1.8%
23,825	Baltimore IDA, Baltimore Capital Acquisition, Rev., VRDO, LOC: Bayerische Landesbank, 0.370%, 06/02/10	23,825
	Maryland Community Development Administration, Residential,
44,305	Series F, Rev., VRDO, 0.300%, 06/02/10	44,305
29,050	Series M, Rev., VRDO, 0.300%, 06/09/10	29,050
24,950	Maryland Health & Higher Educational Facilities Authority, Pooled Loan Program, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	24,950
13,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Systems, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.230%, 06/02/10	13,000
38,555	Maryland Health & Higher Educational Facilities Authority, Upper Chesapeake Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	38,555
11,700	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Series C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.330%, 06/09/10	11,700
3,135	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Avalon Lea Apartment Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/09/10	3,135
27,075	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Barrington Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/10	27,075
9,425	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Fort Washington Development, Series A, Rev., VRDO, LOC: Citibank N.A., 0.330%, 06/09/10	9,425
6,400	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Parklane Apartments, Series C, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 06/09/10	6,400
18,000	Maryland State Community Development Administration, Department of Housing & Community Development, Multi-Family Housing, Residential, Series I, Rev., VRDO, AMT, 0.290%, 06/02/10	18,000
15,200	Maryland State Community Development Administration, Multi-Family, Series E, Rev., VRDO, LOC: Suntrust Bank, 0.220%, 06/09/10	15,200
9,865	Maryland State Economic Development Corp., U.S. Pharmacopeial, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	9,865
20,100	Maryland State Stadium Authority Lease Revenue, Rev., VRDO, 0.450%, 06/09/10	20,100
27,650	Montgomery County Housing Opportunities Commission Housing Revenue, Oakfield Apartments, Issue I, Rev., VRDO, AMT, FNMA, LIQ: FNMA, 0.330%, 06/02/10	27,650
53,365	Montgomery County Housing Opportunities Commission Housing Revenue, The Grand-Issue I, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 06/09/10	53,365
	Washington Suburban Sanitation District,
26,745	Series A, BAN, GO, VRDO, 0.300%, 06/02/10	26,745
5,100	Washington Suburban Sanitation District, Multimodal, Series A, BAN, GO, VRDO, 0.300%, 06/02/10	5,100

		407,445
	Massachusetts — 3.8%
6,030	Canton Housing Authority, Multi-Family Housing, Canton Arboretum Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/09/10	6,030
16,480	City of Boston, Water & Sewer Commission, Series SG-75, Rev., VRDO, LIQ: Societe Generale, 0.320%, 06/09/10 (e)	16,480
24,300	City of Worcester, GO, BAN, 2.000%, 11/05/10	24,453
	Commonwealth of Massachusetts,
62,105	Series B, GO, VRDO, 0.220%, 06/02/10	62,105
25,350	Series B, GO, VRDO, 0.330%, 06/02/10	25,350
70,000	Series C, GO, RAN, 2.500%, 06/24/10	70,094
51,325	Series DC-8024, GO, VRDO, AGM, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.330%, 06/03/10	51,325
	Eclipse Funding Trust, Solar Eclipse, Massachusetts,
13,795	Series 2007-0010, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	13,795
30,950	Series 2007-0032, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	30,950
	Macon Trust Various States,
77,388	Series 2007-343, Rev., VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.380%, 06/09/10	77,388
70,637	Series 2007-344, Rev., VRDO, LOC: Bank of America N.A., LIQ: Bank of America N.A., 0.380%, 06/09/10	70,637
34,860	Massachusetts Bay Transportation Authority, Series DC-8025, Rev., VRDO, LIQ: Dexia Credit Local, 0.330%, 06/03/10	34,860
575	Massachusetts Bay Transportation Authority, Municipal Securities Trust Receipts, Series SGA-123, Rev., VRDO, LIQ: Societe Generale, 0.290%, 06/02/10 (e)	575
9,600	Massachusetts Development Finance Agency, Eaglebrook School, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	9,600
3,800	Massachusetts Development Finance Agency, First Mortgage Brookhaven, Series B, Rev., VRDO, LOC: Fleet National Bank, 0.360%, 06/02/10	3,800
24,000	Massachusetts Development Finance Agency, Holy Cross College, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	24,000
4,500	Massachusetts Development Finance Agency, Simmons College, Series G, Rev., VRDO, LOC: TD Banknorth N.A., 0.300%, 06/02/10	4,500
3,710	Massachusetts Development Finance Agency, The Bridge Issue, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/02/10	3,710
14,800	Massachusetts Health & Educational Facilities Authority, Series J-2, Rev., VRDO, 0.240%, 06/02/10	14,800
13,600	Massachusetts Health & Educational Facilities Authority, Capital Asset Program, Series E, Rev., VRDO, LOC: Fleet National Bank, 0.250%, 06/02/10	13,600
13,000	Massachusetts Health & Educational Facilities Authority, Museum of Fine Arts, Series A-1, Rev., VRDO, 0.260%, 06/02/10	13,000
22,600	Massachusetts Health & Educational Facilities Authority, South Shore Property, Inc., Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.250%, 06/02/10	22,600
52,185	Massachusetts Health & Educational Facilities Authority, Stonehill College, Series K, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	52,185
9,520	Massachusetts Housing Finance Agency, Series 2970, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.320%, 06/03/10 (e)	9,520
35,000	Massachusetts State Department of Transportation, Contract Assistance, Series A-3, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	35,000
16,215	Massachusetts Water Resources Authority, Series DCL-003, Rev., VRDO, AGM, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.340%, 06/02/10	16,215
	Massachusetts Water Resources Authority, Multimodal,
58,250	Series B, Rev., VRDO, LOC: Helaba, 0.280%, 06/09/10	58,250
11,950	Subseries D, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.320%, 06/02/10	11,950
	Puttable Floating Option Tax-Exempt Receipts,
11,955	Series MT-558, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/09/10	11,955
20,000	Series PT-4654, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.290%, 06/09/10 (e)	20,000
50,045	Wells Fargo Stage Trust, Series 22C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.350%, 06/09/10 (e)	50,045

		858,772
	Michigan — 1.5%
14,970	Detroit City School District, Series DCL 045, GO, VRDO, AGM, Q-SBLF, LIQ: Dexia Credit Local, 0.330%, 06/03/10	14,970
12,500	Lakeview School District, Calhoun, School Building & Site, Series B, GO, VRDO, Q-SBLF, LIQ: Landesbank Hessen-Thuringen, 0.350%, 06/03/10	12,500
12,555	Michigan State Housing Development Authority, Series C, Rev., VRDO, AMT, 0.330%, 06/02/10	12,555
63,605	Michigan State Housing Development Authority, Multi-Family Housing, Series D, Rev., VRDO, AMT, 0.350%, 06/02/10	63,605
	Michigan State University,
2,200	Rev., VRDO, 0.280%, 06/02/10	2,200
7,760	Series B, Rev., VRDO, 0.280%, 06/09/10	7,760
16,595	Milan Area Schools, GO, VRDO, Q-SBLF, LOC: Landesbank Hessen-Thuringen, 0.320%, 06/03/10	16,595
30,995	Puttable Floating Option Tax-Exempt Receipts, Series MT-631, Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.440%, 06/09/10 (e)	30,995
	RBC Municipal Products, Inc. Trust, Floater Certificates,
48,745	Series L-26, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.330%, 06/02/10	48,745
26,295	Series L-29, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.330%, 06/02/10	26,295
63,540	University of Michigan, Series A, Rev., VRDO, 0.240%, 06/02/10	63,540
	University of Michigan, Hospital,
2,300	Series A, Rev., VRDO, 0.270%, 06/02/10	2,300
7,440	Series A, Rev., VRDO, 0.280%, 06/02/10	7,440
4,000	Series A-2, Rev., VRDO, 0.270%, 06/02/10	4,000
1,985	Series B, Rev., VRDO, 0.200%, 06/03/10	1,985
	University of Michigan, Medical Services Plan,
17,550	Series A, Rev., VRDO, 0.200%, 06/02/10	17,550
14,345	Series A-1, Rev., VRDO, 0.270%, 06/02/10	14,345

		347,380
	Minnesota — 0.8%
13,070	City of Robbinsdale, North Memorial, Series A-4, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	13,070
20,000	City of St. Cloud, Centracare, Series C, Rev., VRDO, AGC, 0.250%, 06/02/10	20,000
68,650	Hennepin County Sales Tax Revenue, Ballpark Project, Third Lien, Series C, Rev., VRDO, 0.270%, 06/02/10	68,650
15,200	Midwest Consortium of Municipal Utilities, Draw Down Association Financing Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.270%, 06/02/10	15,200
22,325	Minneapolis & St. Paul Housing & Redevelopment Authority, Health Care Facilities Childrens, Series A, Rev., VRDO, AGM, 0.310%, 06/02/10	22,325
	Minnesota Housing Finance Agency, Residential Housing,
5,000	Series B, Rev., VRDO, AMT, 0.290%, 06/02/10	5,000
5,230	Series C, Rev., VRDO, AMT, 0.290%, 06/02/10	5,230
20,000	Series C, Rev., VRDO, AMT, 0.300%, 06/02/10	20,000
4,860	Series J, Rev., VRDO, AMT, 0.290%, 06/02/10	4,860
15,735	Wells Fargo State Trust, Series 52C, Rev., VRDO, AMBAC, LIQ: Wells Fargo & Co., 0.280%, 06/03/10 (e)	15,735

		190,070
	Mississippi — 0.8%
	Mississippi Business Finance Commission, Chevron USA, Inc. Project,
42,150	Series A, Rev., VRDO, 0.220%, 06/02/10	42,150
29,300	Series B, Rev., VRDO, 0.220%, 06/09/10	29,300
48,000	Series C, Rev., VRDO, 0.220%, 06/02/10	48,000
22,375	Series F, Rev., VRDO, 0.230%, 06/02/10	22,375
25,000	Mississippi Development Bank Special Obligation, Harrison County Coliseum, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	25,000
25,000	Perry County Pollution Control, Leaf River Forest Product Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/02/10	25,000

		191,825
	Missouri — 0.9%
14,405	Curators Univeristy of Missouri, System Facilities Revenue, Series B, Rev., VRDO, 0.250%, 06/02/10	14,405
11,915	Eclipse Funding Trust, Solar Eclipse, Series 2007-0062, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/09/10	11,915
1,950	Kansas City IDA, IDR, Livers Bronze Co. Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/02/10	1,950
26,200	Kansas City IDA, Oak Street West Student, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/02/10	26,200
28,500	Missouri Development Finance Board, Kauffman Center for the Performing Arts, Series A, Rev., VRDO, 0.270%, 06/02/10	28,500
2,300	Missouri Higher Education Loan Authority, Student Loan, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/07/10	2,300
17,250	Missouri State Environmental Improvement & Energy Resources Authority, Series 1567, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Morgan Stanley Bank, 0.320%, 06/03/10	17,250
10,000	Missouri State Health & Educational Facilities Authority, Series ROCS-RR-II-R-11532, Rev., VRDO, AGM, LIQ: Citibank N.A., 0.310%, 06/02/10	10,000
9,100	Missouri State Health & Educational Facilities Authority, Assemblies of God College, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	9,100
10,000	Missouri State Health & Educational Facilities Authority, Bethesda Health Group, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 06/02/10	10,000
22,895	Missouri State Health & Educational Facilities Authority, SSM Health Care, Series E, Rev., VRDO, LOC: PNC Bank N.A., 0.240%, 06/02/10	22,895
8,025	Missouri State Health & Educational Facilities Authority, St. Francis Medical Center, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	8,025
30,430	Missouri State Health & Educational Facilities Authority, St. Louis University, Series B, Rev., VRDO, 0.230%, 06/02/10	30,430
1,250	Missouri State Health & Educational Facilities Authority, Washington University, Series B, Rev., VRDO, 0.230%, 06/02/10	1,250

		194,220
	Nebraska — 0.3%
9,160	American Public Energy Agency, Series A, Rev., VRDO, 0.500%, 06/09/10	9,160
19,050	Eclipse Funding Trust, Solar Eclipse, Omaha, Series 2006-0141, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10 (e)	19,050
	Nebraska Investment Finance Authority, Single Family Housing,
3,120	Series E, Rev., VRDO, 0.300%, 06/02/10	3,120
27,800	Series J, Rev., VRDO, AMT, 0.300%, 06/02/10	27,800

		59,130
	Nevada — 1.2%
42,750	City of Reno, Series 2634, Rev., VRDO, BHAC-CR, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10	42,750
14,900	City of Reno, Capital Improvements, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	14,900
37,700	City of Reno, Renown Regional Medical Center, Series A, Rev., VRDO, LOC: Union Bank of Canada N.A., 0.250%, 06/02/10	37,700
23,000	Clark County, Airport, Sub Lien, Series B-1, Rev., VRDO, AMT, AGM, 0.360%, 06/02/10	23,000
13,100	Director of the State of Nevada Department of Business & Industry, Energy Partners LLC Project, Rev., VRDO, LOC: Sumitomo Mitsui Banking, 0.450%, 06/03/10	13,100
12,000	Director of the State of Nevada Department of Business & Industry, Nevada Cancer Institute Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	12,000
12,805	Eclipse Funding Trust, Solar Eclipse, Hender, Series 2006-0094, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	12,805
9,835	Eclipse Funding Trust, Solar Eclipse, Trucke, Series 2007-0015, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	9,835
	Nevada Housing Division, Multi-Unit Housing,
10,900	Series A, Rev., VRDO, LOC: Wachovia Bank N.A., 0.380%, 06/03/10	10,900
8,750	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.400%, 06/03/10	8,750
3,215	Series M, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/03/10	3,215
9,500	Nevada Housing Division, Multi-Unit Housing, Flamingo Road, Series A, Rev., VRDO, LOC: Exchange Bank, 0.500%, 06/09/10 (e)	9,500
7,800	Nevada Housing Division, Multi-Unit Housing, Fort Apache, Series A, Rev., VRDO, LOC: Exchange Bank, 0.450%, 06/09/10	7,800
3,430	Nevada Housing Division, Multi-Unit Housing, Horizon, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 06/03/10	3,430
4,655	Nevada Housing Division, Multi-Unit Housing, Joshua Villas, Series E, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/03/10	4,655
5,355	Nevada Housing Division, Multi-Unit Housing, Judith Villas, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.400%, 06/03/10	5,355
17,850	Nevada Housing Division, Multi-Unit Housing, Reno Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 06/03/10	17,850
12,710	Nevada Housing Division, Multi-Unit Housing, Silverado, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 06/03/10	12,710
11,000	Nevada Housing Division, Vintage at Laughlin Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 06/03/10	11,000
21,000	Nevada Housing Division, Vista Creek Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 06/03/10	21,000

		282,255
	New Hampshire — 0.3%
31,000	New Hampshire Health & Education Facilities Authority, Saint Anselm College, Rev., VRDO, LOC: RBS Citizens N.A., 0.250%, 06/02/10	31,000
16,850	New Hampshire Housing Finance Authority, Series 1404, Rev., VRDO, 0.360%, 06/09/10	16,850
12,730	New Hampshire Housing Finance Authority, Multi-Family Housing, Series 2034, Rev., VRDO, LIQ: Wells Fargo Bank N.A., 0.250%, 06/03/10	12,730
5,200	New Hampshire Housing Finance Authority, Multi-Family Housing, EQR Board Partnership Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.290%, 06/09/10	5,200

		65,780
	New Jersey — 4.5%
575	Austin Trust Various States, Series 2008-1045, Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 06/09/10	575
	New Jersey EDA, Facilities Construction,
75,000	Series 2009 A, Rev., 2.500%, 06/18/10	75,070
29,545	Subseries R-1, Rev., VRDO, LOC: Bank of Nova Scotia, 0.240%, 06/02/10	29,545
21,525	Subseries R-3, Rev., VRDO, LOC: Bank of Nova Scotia, 0.230%, 06/02/10	21,525
71,825	New Jersey EDA, School Facilities Construction, Series V-5, Rev., VRDO, LOC: Wachovia Bank N.A., 0.210%, 06/02/10	71,825
37,910	New Jersey Health Care Facilities Financing Authority, Series 3018, Rev., VRDO, AGC, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10 (e)	37,910
1,500	New Jersey Health Care Facilities Financing Authority, Meridian Health Systems, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	1,500
21,080	New Jersey Health Care Facilities Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.280%, 06/02/10	21,080
1,300	New Jersey Health Care Facilities Financing Authority, St. Peter's University Hospital, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	1,300
6,765	New Jersey Health Care Facilities Financing Authority, Virtua Health, Series D, Rev., VRDO, LOC: TD Bank N.A., 0.230%, 06/02/10	6,765
	New Jersey State Educational Facilities Authority,
12,000	Series 2688, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10	12,000
10,170	Series SG-148, Rev., VRDO, LIQ: Societe Generale, 0.290%, 06/03/10	10,170
39,130	New Jersey State Housing & Mortgage Finance Agency, Multi-Family Housing, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	39,130
17,185	New Jersey State Housing & Mortgage Finance Agency, Single Family Housing, Series P, Rev., VRDO, 0.280%, 06/02/10	17,185
	New Jersey Transportation Trust Fund Authority,
49,710	Series DCL-040, Rev., VRDO, AGM-CR, LOC: Dexia Credit Local, LIQ: Dexia Credit Local, 0.330%, 06/03/10	49,710
26,835	Series PT-2494, Rev., VRDO, AMBAC, 0.540%, 06/09/10	26,835
22,195	Series PT-2500, Rev., VRDO, NATL-RE, 0.540%, 06/09/10	22,195
	New Jersey Transportation Trust Fund Authority, MERLOTS,
27,160	Series B-03, Rev., VRDO, NATL-RE, 0.280%, 06/02/10	27,160
29,390	Series B-04, Rev., VRDO, NATL-RE, 0.280%, 06/02/10	29,390
35,155	Series B-23, Rev., VRDO, AMBAC-TCRS-Bank of New York, 0.280%, 06/02/10	35,155
	Puttable Floating Option Tax-Exempt Receipts,
36,700	Series MT-639, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.290%, 06/09/10 (e)	36,700
13,340	Series PT-4014, Rev., VRDO, AMBAC, LIQ: Dexia Credit Local, 0.540%, 06/09/10	13,340
12,000	Series PT-4643, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.440%, 06/09/10 (e)	12,000
431,100	State of New Jersey, Rev., TRAN, 2.500%, 06/24/10	431,638

		1,029,703
	New Mexico — 0.3%
1,000	City of Farmington, Arizona Public Service Co., Series B, Rev., VRDO, LOC: Barclays Bank plc, 0.290%, 06/02/10	1,000
27,400	Farmington Pollution Control, Arizona Public Services Co., Series A, Rev., VRDO, LOC: Barclays Bank plc, 0.310%, 06/02/10	27,400
19,900	New Mexico Municipal Energy Acquisition Authority, Rev., VRDO, 0.270%, 06/02/10	19,900
21,100	Puttable Floating Option Tax-Exempt Receipts, Series MT-637, Rev., VRDO, 0.360%, 06/09/10	21,100

		69,400
	New York — 16.3%
22,900	Albany Industrial Development Agency, Civic Facilities, St. Rose, Series A, Rev., VRDO, NATL-RE, LOC: Bank of America N.A., 0.260%, 06/02/10	22,900
15,980	Austin Trust Various States, Series 2008-1092, Rev., VRDO, LIQ: Bank of America N.A., 0.360%, 06/09/10	15,980
29,635	City of Rochester, Series I, GO, BAN, 1.500%, 02/23/11	29,877
25,000	City of Syracuse, Series A, GO, RAN, 2.000%, 06/30/10	25,016
60,768	County of Albany, GO, BAN, 2.000%, 12/09/10	61,274
24,135	Eclipse Funding Trust, Solar Eclipse, Long Island, Series 2006-0119, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	24,135
10,525	Eclipse Funding Trust, Solar Eclipse, Metropolitan, Series 2006-0028, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/02/10	10,525
	Eclipse Funding Trust, Solar Eclipse, New York,
11,440	Series 2006-0029, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	11,440
11,360	Series 2006-0112, Rev., VRDO, AGM-CR, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10 (e)	11,360
20,925	Series 2006-0159, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	20,925
12,900	Long Island Power Authority, Electric Systems, Series 2, Subseries 2B, Rev., VRDO, LOC: Bayerische Landesbank, 0.300%, 06/02/10	12,900
29,100	Long Island Power Authority, Electric Systems, EAGLE, Series 2006-0051, Class A, Rev., VRDO, BHAC, LIQ: Helaba, 0.300%, 06/03/10	29,100
38,820	Long Island Power Authority, Generator, Series H, Rev., VRDO, AGM, 0.320%, 06/02/10	38,820
	Metropolitan Transportation Authority,
33,000	RAN, 2.000%, 12/31/10	33,310
49,905	Series B, Rev., VRDO, AGM, 0.300%, 06/02/10	49,905
37,740	Series G, Rev., VRDO, LOC: BNP Paribas, 0.240%, 06/02/10	37,740
127,150	Subseries D-1, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 06/02/10	127,150
39,400	Subseries D-2, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.250%, 06/02/10	39,400
20,550	Subseries E-1, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 0.270%, 06/02/10	20,550
9,500	Subseries G-2, Rev., VRDO, LOC: BNP Paribas, 0.250%, 06/02/10	9,500
	Metropolitan Transportation Authority, EAGLE,
19,800	Series 2005-3019, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.300%, 06/03/10	19,800
19,050	Series 2006-0103, Class A, Rev., VRDO, BHAC, AGM-CR, AMBAC, LIQ: Citibank N.A., 0.300%, 06/03/10	19,050
25,435	Nassau County IDA, Amsterdam at Harborside, Series C, Rev., VRDO, LOC: Lasalle Bank N.A., 0.280%, 06/09/10	25,435
10,000	Nassau County Interim Finance Authority, Sales Tax Secured, Series B, Rev., VRDO, 0.310%, 06/09/10	10,000
	New York City,
11,250	Series 3015, GO, VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10 (e)	11,250
14,100	Series B2, Subseries B-5, GO, VRDO, NATL-RE, 0.250%, 06/02/10	14,100
16,435	Series D, GO, NATL-RE, 6.500%, 11/01/10	16,851
30,000	Series E, Subseries E-4, GO, VRDO, LOC: Bank of America N.A., 0.310%, 06/03/10	30,000
11,500	Series F-4, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 06/02/10	11,500
22,200	Series H, Sub Series H-2, GO, VRDO, NATL-RE, 0.250%, 06/02/10	22,200
13,400	Series H, Subseries H-4, GO, VRDO, AMBAC, 0.200%, 06/09/10	13,400
32,950	Series I, Subseries I-3, GO, VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	32,950
25,500	Series I, Subseries I-8, GO, VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	25,500
29,000	Subseries A-2, GO, VRDO, LOC: Bank of America N.A., 0.290%, 06/02/10	29,000
9,750	Subseries A-3, GO, VRDO, LOC: BNP Paribas, 0.250%, 06/02/10	9,750
11,000	Subseries A-4, GO, VRDO, LOC: Bank of Nova Scotia, 0.250%, 06/02/10	11,000
100	Subseries A-4, GO, VRDO, LOC: Bayerische Landesbank, 0.280%, 06/02/10	100
15,305	Subseries A-4, GO, VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.300%, 06/02/10	15,305
4,515	Subseries A-5, GO, VRDO, LOC: KBC Bank N.V., 0.250%, 06/02/10	4,515
14,510	Subseries A-6, GO, VRDO, LOC: Helaba, 0.200%, 06/09/10	14,510
36,685	Subseries A-7, GO, VRDO, AMBAC, 0.290%, 06/02/10	36,685
15,750	Subseries C-2, GO, VRDO, LOC: Bayerische Landesbank, 0.290%, 06/09/10	15,750
7,200	Subseries C-5, GO, VRDO, LOC: Bank of New York N.A., 0.240%, 06/02/10	7,200
1,500	Subseries E-4, GO, VRDO, LOC: Fortis Bank S.A./N.V., 0.250%, 06/02/10	1,500
21,325	Subseries F-4, GO, VRDO, LOC: Royal Bank of Scotland, 0.280%, 06/02/10	21,325
9,400	Subseries G-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.250%, 06/09/10	9,400
2,350	Subseries H-1, GO, VRDO, LOC: Dexia Credit Local, 0.270%, 06/02/10	2,350
100	Subseries H-1, GO, VRDO, LOC: Bank of New York N.A., 0.280%, 06/02/10	100
18,300	Subseries H-2, GO, VRDO, LOC: Bank of New York N.A., 0.240%, 06/02/10	18,300
3,515	Subseries H-2, GO, VRDO, LOC: Bank of Nova Scotia, 0.250%, 06/09/10	3,515
1,700	Subseries H-2, GO, VRDO, LOC: Dexia Credit Local, 0.270%, 06/02/10	1,700
12,800	Subseries H-4, GO, VRDO, LOC: Bank of New York N.A., 0.250%, 06/02/10	12,800
15,615	Subseries H-7, GO, VRDO, LOC: KBC Bank N.V., 0.250%, 06/02/10	15,615
72,000	Subseries H-8, GO, VRDO, LOC: Bank of America N.A., 0.280%, 06/09/10	72,000
1,700	Subseries L-3, GO, VRDO, 0.250%, 06/02/10	1,700
13,800	Subseries L-4, GO, VRDO, LOC: U.S. Bank N.A., 0.310%, 06/02/10	13,800
34,150	Subseries L-5, GO, VRDO, 0.280%, 06/02/10	34,150
9,400	New York City Capital Resources Corp., Loan Enhanced Assistance, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/03/10	9,400
50,000	New York City Housing Development Corp., Series C-3, Rev., VRDO, LIQ: Bank of America N.A., 0.280%, 06/02/10	50,000
7,255	New York City Housing Development Corp., 500 East 165th Street Apartments, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 06/02/10	7,255
10,300	New York City Housing Development Corp., 90 West Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	10,300
4,300	New York City Housing Development Corp., Monterey, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 06/09/10	4,300
	New York City Housing Development Corp., Multi-Family Housing,
10,155	Series ROCS-RR-II-R-11667, Rev., VRDO, GNMA COLL, FHA, LIQ: Citibank N.A., 0.310%, 06/03/10	10,155
32,800	Series ROCS-RR-II-R-13100, Rev., VRDO, LIQ: Citibank N.A., 0.320%, 06/03/10 (e)	32,800
35,000	New York City Housing Development Corp., Multi-Family Housing, 20 Exchange Place, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.350%, 06/02/10	35,000
13,500	New York City Housing Development Corp., Multi-Family Housing, 245 East 124th Street, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.230%, 06/02/10	13,500
56,700	New York City Housing Development Corp., Multi-Family Housing, 90 Washington Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.230%, 06/09/10	56,700
13,500	New York City Housing Development Corp., Multi-Family Housing, Bruckner, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	13,500
3,070	New York City Housing Development Corp., Multi-Family Housing, Columbus Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 06/02/10	3,070
13,600	New York City Housing Development Corp., Multi-Family Housing, Highbridge Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 06/02/10	13,600
25,500	New York City Housing Development Corp., Multi-Family Housing, Lexington Courts, Series A, Rev., VRDO, LIQ: FHLMC, 0.230%, 06/09/10	25,500
7,800	New York City Housing Development Corp., Multi-Family Housing, Royal Properties, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 06/09/10	7,800
8,950	New York City Housing Development Corp., Multi-Family Housing, The Plaza, Series A, Rev., VRDO, LOC: Citibank N.A., 0.320%, 06/02/10	8,950
12,930	New York City Housing Development Corp., Multi-Family Housing, West 89th Street Development, Series A, Rev., VRDO, LOC: FNMA, 0.250%, 06/09/10	12,930
15,000	New York City Housing Development Corp., One Columbus Place Development, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 06/09/10	15,000
40,000	New York City Housing Development Corp., West End Towers, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/09/10	40,000
28,200	New York City Industrial Development Agency, Liberty Facilities Hanson Office, Rev., VRDO, LOC: ING Bank N.V., 0.280%, 06/03/10	28,200
15,100	New York City Industrial Development Agency, Liberty, 1 Bryant Park LLC, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/02/10	15,100
5,200	New York City Industrial Development Agency, Planned Parenthood Project, Rev., VRDO, LOC: Bank of America N.A., 0.360%, 06/03/10	5,200
	New York City Municipal Water Finance Authority, 2nd Generation Resolution,
35,305	Series AA-2, Rev., VRDO, 0.270%, 06/02/10	35,305
74,985	Series BB-1, Rev., VRDO, 0.270%, 06/02/10	74,985
45,035	Series BB-2, Rev., VRDO, 0.250%, 06/02/10	45,035
19,800	Series CC-1, Rev., VRDO, 0.250%, 06/02/10	19,800
41,700	New York City Municipal Water Finance Authority, 2nd Generation, Fiscal 2008, Series BB-4, Rev., VRDO, 0.230%, 06/09/10	41,700
	New York City Municipal Water Finance Authority, Water & Sewer Systems,
61,400	Series C, Rev., VRDO, 0.270%, 06/02/10	61,400
20,900	Subseries B-3, Rev., VRDO, 0.250%, 06/02/10	20,900
15,400	Subseries B-4, Rev., VRDO, 0.240%, 06/03/10	15,400
10,275	Subseries F1B, Rev., VRDO, 0.230%, 06/02/10	10,275
	New York City Transitional Finance Authority,
30,525	Subseries 2-C, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.260%, 06/02/10	30,525
7,280	Subseries 2-D, Rev., VRDO, LIQ: Lloyds TSB Bank plc, 0.200%, 06/09/10	7,280
34,005	Subseries 2-E, Rev., VRDO, 0.350%, 06/09/10	34,005
21,610	New York City Transitional Finance Authority, Building Aid, Series ROCS-RR-II-R-12054, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.300%, 06/03/10	21,610
36,060	New York City Transitional Finance Authority, Building Aid, EAGLE, Series 2007-0014, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.300%, 06/03/10	36,060
3,360	New York City Transitional Finance Authority, EAGLE, Series 2007-0004, Class A, Rev., VRDO, AGM-CR, FGIC, LIQ: Citibank N.A., 0.300%, 06/03/10	3,360
	New York City Transitional Finance Authority, Future Tax Secured,
100	Series B, Rev., VRDO, 0.280%, 06/02/10	100
75,250	Series C, Rev., VRDO, 0.250%, 06/02/10	75,250
50,910	Subseries A-3, Rev., VRDO, 0.350%, 06/02/10	50,910
35,815	Subseries C-4, Rev., VRDO, 0.270%, 06/02/10	35,815
	New York City Transitional Finance Authority, New York City Recovery,
3,660	Series 1, Subseries 1A, Rev., VRDO, LIQ: Landesbank Hessen-Thuringen, 0.300%, 06/09/10	3,660
20,030	Series 3, Subseries 3-B, Rev., VRDO, 0.240%, 06/02/10	20,030
8,800	Series 3, Subseries 3-C, Rev., VRDO, 0.350%, 06/09/10	8,800
29,330	Series 3, Subseries 3-D, Rev., VRDO, 0.350%, 06/09/10	29,330
9,755	Series 3, Subseries 3-H, Rev., VRDO, 0.250%, 06/02/10	9,755
	New York City Trust for Cultural Resources, American Museum,
950	Series A1, Rev., VRDO, 0.250%, 06/02/10	950
10,250	Series A2, Rev., VRDO, 0.260%, 06/02/10	10,250
	New York City, Fiscal 2008,
30,600	Subseries D-3, GO, VRDO, 0.230%, 06/02/10	30,600
23,540	Subseries J-6, GO, VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 06/02/10	23,540
4,150	Subseries J-9, GO, VRDO, 0.240%, 06/02/10	4,150
11,110	Subseries J-10, GO, VRDO, 0.270%, 06/02/10	11,110
3,750	Subseries J-11, GO, VRDO, 0.330%, 06/02/10	3,750
49,500	New York Convention Center Operating Corp., EAGLE, Series 2006-0072, Class A, Rev., VRDO, BHAC, AGC-ICC, AMBAC, LIQ: Citibank N.A., 0.300%, 06/03/10	49,500
	New York Liberty Development Corp.,
31,960	Series 2250, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.440%, 06/03/10	31,960
178,000	Series A, Rev., VRDO, 0.500%, 10/12/10	178,000
	New York Local Government Assistance Corp.,
3,000	Series B, Rev., VRDO, LOC: Bank of Nova Scotia, 0.220%, 06/09/10	3,000
14,700	Series F, Rev., VRDO, LOC: Societe Generale, 0.250%, 06/09/10	14,700
6,900	Series G, Rev., VRDO, LOC: Bank of Nova Scotia, 0.300%, 06/02/10	6,900
10,300	Series SG-100, Rev., VRDO, NATL-RE-IBC, 0.320%, 06/09/10	10,300
4,400	New York Mortgage Agency, Series ROCS-RR-II-R-11708, Rev., VRDO, LIQ: Citibank N.A., 0.350%, 06/03/10 (e)	4,400
27,950	New York State Dormitory Authority, Series PT-3639, Rev., VRDO, NATL-RE-IBC, LIQ: Dexia Credit Local, 0.540%, 06/09/10	27,950
102,100	New York State Dormitory Authority, Court Facilities Lease, Series B, Rev., VRDO, LOC: Bayerische Landesbank, 0.340%, 06/09/10	102,100
	New York State Dormitory Authority, Mental Health Services,
11,345	Subseries D-2E, Rev., VRDO, LOC: Royal Bank of Canada, 0.250%, 06/03/10	11,345
7,405	Subseries D-2H, Rev., VRDO, LOC: Royal Bank of Canada, 0.250%, 06/03/10	7,405
10,490	New York State Dormitory Authority, Royal, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.260%, 06/09/10	10,490
17,500	New York State Environmental Facilities Corp., MERLOTS, Series B-20, Rev., VRDO, 0.280%, 06/02/10	17,500
	New York State Housing Finance Agency,
1,800	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	1,800
87,005	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	87,005
2,755	New York State Housing Finance Agency, 10 Barclay Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	2,755
8,000	New York State Housing Finance Agency, 101 West End, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 06/02/10	8,000
4,100	New York State Housing Finance Agency, 150 East 44th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.280%, 06/02/10	4,100
52,800	New York State Housing Finance Agency, 188 Ludlow Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.340%, 06/02/10	52,800
4,200	New York State Housing Finance Agency, 240 East 39th Street Housing, Rev., VRDO, 0.300%, 06/02/10	4,200
30,600	New York State Housing Finance Agency, 250 West 93rd Street, Series 2005-A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.300%, 06/02/10	30,600
7,200	New York State Housing Finance Agency, 345 East 94th Street Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/02/10	7,200
3,200	New York State Housing Finance Agency, 360 West 43rd Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	3,200
12,400	New York State Housing Finance Agency, 42nd & 10th, Series A, Rev., VRDO, LOC: Landesbank Baden-Wuerttemberg, 0.310%, 06/02/10	12,400
9,600	New York State Housing Finance Agency, 455 West 37th Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.370%, 06/02/10	9,600
98,900	New York State Housing Finance Agency, 88 Leonard Street Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.280%, 06/02/10	98,900
10,300	New York State Housing Finance Agency, Bennington Hills Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	10,300
9,550	New York State Housing Finance Agency, Chelsea Arms Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	9,550
45,900	New York State Housing Finance Agency, Helena Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 06/02/10	45,900
24,300	New York State Housing Finance Agency, Historic Front Street, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.270%, 06/02/10	24,300
39,000	New York State Housing Finance Agency, Housing East 84th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	39,000
7,050	New York State Housing Finance Agency, North End, Series A, Rev., VRDO , FNMA, LIQ: FNMA, 0.250%, 06/02/10	7,050
22,645	New York State Housing Finance Agency, Parkledge Apartments Housing, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.270%, 06/09/10	22,645
6,680	New York State Housing Finance Agency, Talleyrand Crescent, Rev., VRDO, FNMA, LOC: FNMA, 0.300%, 06/02/10	6,680
11,300	New York State Housing Finance Agency, Theater Row, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 06/02/10	11,300
40,425	New York State Housing Finance Agency, Tribeca Green Housing, Series A, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.260%, 06/02/10	40,425
4,850	New York State Housing Finance Agency, Union Square South Housing, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	4,850
10,000	New York State Housing Finance Agency, Victory Housing, Series 2002-A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.250%, 06/02/10	10,000
7,700	New York State Housing Finance Agency, West 33rd Street Housing, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/02/10	7,700
2,500	New York State Housing Finance Agency, West 38th Street, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 06/02/10	2,500
100	New York State Housing Finance Agency, Weyant Green Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 06/02/10	100
	New York State Housing Finance Agency, Worth Street,
5,500	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.250%, 06/02/10	5,500
25,000	New York State Urban Development Corp., Various State Facilities, Series A3C, Rev., VRDO, 0.340%, 06/02/10	25,000
15,000	South Lewis Central School District, GO, BAN, 1.500%, 02/25/11	15,098
17,537	Suffolk County, GO, BAN, 2.000%, 10/29/10	17,652
	Triborough Bridge & Tunnel Authority,
505	Series A, Rev., VRDO, 0.300%, 06/02/10	505
7,685	Subseries B-3, Rev., VRDO, 0.300%, 06/02/10	7,685
84,840	Subseries B-4, Rev., VRDO, 0.280%, 06/02/10	84,840
25,600	Subseries CD, Rev., VRDO, AGM, 0.280%, 06/02/10	25,600
	Trust for Cultural Resources, Lincoln Center,
41,630	Series A-1, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/02/10	41,630
6,450	Series A-2, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	6,450
17,890	Wells Fargo Stage Trust, Series 2009-12C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.280%, 06/03/10 (e)	17,890

		3,718,073
	North Carolina — 3.1%
27,460	Buncombe County Metropolitan Sewerage District, Series A, Rev., VRDO, 0.300%, 06/03/10	27,460
8,360	Charlotte North Carolina, Equipment Acquisition Facilities, Series A, COP, 3.000%, 06/01/10	8,360
21,745	Charlotte-Mecklenburg Hospital Authority, Carolinas Healthcare, Series D, Rev., VRDO, 0.260%, 01/15/26	21,745
30,560	City of Charlotte, Douglas International Airport, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/09/10	30,560
4,590	City of Charlotte, Governmental Facilities, Series F, COP, VRDO, 0.300%, 06/03/10	4,590
1,000	City of Durham, Water & Sewer Utility Systems, Rev., VRDO, 0.300%, 06/02/10	1,000
22,690	City of Greensboro, Enterprise Systems, Series B, Rev., VRDO,
	0.300%, 06/09/10	22,690
29,460	Mecklenburg County, Series D, GO, VRDO, 0.390%, 06/02/10 (f) (i)	29,460
48,000	North Carolina Capital Facilities Finance Agency, EAGLE, Series 2007-0016, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.300%, 06/03/10	48,000
6,880	North Carolina Capital Facilities Finance Agency, Goodwill Community Foundation Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	6,880
18,430	North Carolina Capital Facilities Finance Agency, NCCU Real Estate, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	18,430
11,350	North Carolina Capital Facilities Finance Agency, Wolfpack Towers Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	11,350
16,260	North Carolina Capital Facilities Finance Agency, YMCA of Greater Charlotte Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	16,260
6,645	North Carolina Educational Facilities Finance Agency, Elon College, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/09/10	6,645
4,280	North Carolina Housing Finance Agency, Appalachian Student Housing, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.370%, 06/02/10	4,280
28,900	North Carolina Medical Care Commission, FirstHealth Carolinas Project, Rev., VRDO, 0.270%, 06/09/10	28,900
45,205	North Carolina Medical Care Commission, Hugh Chatham Memorial Hospital Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	45,205
15,170	North Carolina Medical Care Commission, Iredell Memorial Hospital, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 06/02/10	15,170
	North Carolina Medical Care Commission, Moses Cone Health System,
34,350	Series A, Rev., VRDO, 0.220%, 06/02/10	34,350
32,300	Series B, Rev., VRDO, 0.220%, 06/02/10	32,300
5,000	North Carolina Medical Care Commission, Wake Forest University, Series C, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	5,000
32,100	North Carolina State Education Assistance Authority, Student Loan, Series A-1, Rev., VRDO, LOC: Royal Bank of Canada, 0.320%, 06/02/10	32,100
42,605	North Carolina State University at Raleigh, Series A, Rev., VRDO, 0.290%, 06/02/10	42,605
77,185	Raleigh Durham Airport Authority, Series B, Rev., VRDO, AMT, LOC: Wells Fargo Bank N.A., 0.290%, 06/02/10	77,185
5,560	State of North Carolina, Public Improvement, Series D, GO, VRDO, 0.290%, 06/02/10	5,560
19,800	University of North Carolina at Chapel Hill, EAGLE, Series 2006-0024, Class A, Rev., VRDO, LIQ: Citibank N.A., 0.290%, 06/03/10	19,800
	University of North Carolina at Chapel Hill, University Hospital,
45,290	Series A, Rev., VRDO, 0.260%, 06/02/10	45,290
28,010	Series A, Rev., VRDO, 0.270%, 06/09/10	28,010
19,000	Series B, Rev., VRDO, 0.280%, 06/02/10	19,000
10,700	Wake County, School, Series B, GO, VRDO, 0.280%, 06/02/10	10,700

		698,885
	North Dakota — 0.1%
11,685	City of Grand Forks, The United Hospital Obligation Group, Series A, Rev., VRDO, LOC: Lasalle National Bank N.A., 0.270%, 06/02/10	11,685
	North Dakota State Housing Finance Agency, Home Mortgage,
2,000	Series A, Rev., VRDO, 0.330%, 06/02/10	2,000
7,490	Series A, Rev., VRDO, 0.350%, 06/02/10	7,490
9,205	Series B, Rev., VRDO, 0.350%, 06/02/10	9,205

		30,380
	Ohio — 1.8%
22,265	Akron University, Series C-2, Rev., VRDO, AGC, 0.300%, 06/02/10	22,265
1,375	County of Cuyahoga, Health Care Facilities, Franciscan Communities, Series E, Rev., VRDO, LOC: Lasalle Bank N.A., 0.270%, 06/02/10	1,375
3,070	County of Hamilton, Series 2706, Rev., VRDO, AMBAC, LIQ: Morgan Stanley Bank, 0.360%, 06/03/10	3,070
11,450	Eclipse Funding Trust, Solar Eclipse, Chilli, Series 2007-0013, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	11,450
5,895	Eclipse Funding Trust, Solar Eclipse, Hamilton, Series 2006-0158, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	5,895
4,400	Franklin County, Holy Cross Health Systems, Rev., VRDO, 0.240%, 06/02/10	4,400
66,800	Franklin County, Ohio Health Facilities, Series A, Rev., VRDO, 0.290%, 06/02/10	66,800
28,780	Lancaster Port Authority, Ohio Gas, Rev., VRDO, 0.270%, 06/02/10	28,780
5,320	Ohio Housing Finance Agency, Series 1422-R, Rev., VRDO, GNMA/FNMA, LIQ: Merrill Lynch Capital Services, 0.360%, 06/09/10	5,320
20,175	Ohio Housing Finance Agency, Mortgage-Backed Securities Program, Series M, Rev., VRDO, AMT, GNMA/FNMA, 0.330%, 06/02/10	20,175
	Ohio Housing Finance Agency, Residential Mortgage-Backed Securities,
19,100	Series B, Rev., VRDO, AMT, GNMA/FNMA, 0.340%, 06/01/10	19,100
23,470	Series F, Rev., VRDO, AMT, GNMA/FNMA, 0.330%, 06/02/10	23,470
32,200	Series F, Rev., VRDO, AMT, GNMA/FNMA/FHLMC, 0.330%, 06/02/10	32,200
	Ohio State Higher Educational Facility Commission, Case Western Reserve University,
3,900	Series A, Rev., VRDO, 0.290%, 06/01/10	3,900
13,235	Series A, Rev., VRDO, 0.290%, 06/02/10	13,235
900	Series B-1, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/02/10	900
10,450	Series B-2, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	10,450
23,050	Ohio State Water Development Authority, Pollution Control, First Energy Nuclear Project, Series A, Rev., VRDO, AMT, LOC: Bank of Nova Scotia, 0.330%, 06/02/10	23,050
	Puttable Floating Option Tax-Exempt Receipts,
46,210	Rev., VRDO, LIQ: Bank of America N.A., 0.290%, 06/09/10 (e)	46,210
62,010	Rev., VRDO, LIQ: Merrill Lynch Capital Services, 0.340%, 06/09/10	62,010

		404,055
	Oklahoma — 0.6%
	Oklahoma State Capital Improvement Authority, Higher Education,
19,105	Series D1, Rev., VRDO, 0.270%, 06/02/10	19,105
23,500	Series D2, Rev., VRDO, 0.270%, 06/02/10	23,500
15,000	Series D3, Rev., VRDO, 0.270%, 06/02/10	15,000
17,500	Series D4, Rev., VRDO, 0.270%, 06/02/10	17,500
	Oklahoma Turnpike Authority, Second Series,
18,260	Series B, Rev., VRDO, 0.240%, 06/02/10	18,260
12,650	Series D, Rev., VRDO, 0.270%, 06/02/10	12,650
10,490	Tulsa County Home Finance Authority, Multi-Family Housing, Waterford Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.310%, 06/03/10	10,490
14,665	University Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/02/10	14,665

		131,170
	Oregon — 1.4%
13,700	Clackamas County Hospital Facility Authority, Legacy Health Systems, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 06/02/10	13,700
7,115	Oregon State Housing & Community Services Department, Department of Housing and Development, Covenant Retirement, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.320%, 06/03/10	7,115
	Oregon State Housing & Community Services Department, Single Family Mortgage Program,
35,000	Series F, Rev., VRDO, AMT, 0.300%, 06/03/10	35,000
30,000	Series H, Rev., VRDO, AMT, 0.280%, 06/03/10	30,000
57,700	Port of Portland, Portland Bulk Terminal, Rev., VRDO, LOC: Canadian Imperial Bank, 0.330%, 06/02/10	57,700
66,825	Port of Portland, Portland International Airport, Series 18, Subseries 18B, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.300%, 06/02/10	66,825
7,800	Portland Housing Authority, Housing Authority Multi-Family, Civic Apartments Redevelopment, Rev., VRDO, AMT, FHLMC, 0.340%, 06/02/10	7,800
	State of Oregon,
40,000	GO, TAN, 2.500%, 06/30/10	40,064
54,350	Series 73-F, GO, VRDO, 0.180%, 06/09/10	54,350

		312,554
	Other Territories — 4.3%
7,500	Austin Trust Various States, Series 2008-1091, Rev., VRDO, AGM, LIQ: Bank of America N.A., 0.290%, 06/09/10	7,500
	Deutsche Bank Spears/Lifers Trust Various States,
8,635	Series DB-292, Rev., VRDO, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	8,635
8,445	Series DB-295, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	8,445
10,240	Series DB-325, GO, VRDO, FGIC, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	10,240
14,110	Series DB-327, Rev., VRDO, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	14,110
68,505	Series DB-331, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	68,505
15,600	Series DB-339, Rev., VRDO, AGM, AMBAC, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	15,600
12,010	Series DB-343, Rev., VRDO, NATL-RE, LIQ: Deutsche Bank AG, 0.290%, 06/09/10	12,010
	Federal Home Loan Mortgage Corp., Multi-Family Housing,
107,898	Series M017, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/03/10	107,898
19,167	Series M019, Class A, Rev., VRDO, FHLMC, 0.340%, 06/09/10	19,167
27,271	Series M020, Class A, Rev., VRDO, FHLMC, 0.340%, 06/09/10	27,271
8,045	Lehman Municipal Trust Receipts, Various States, Gwinnett County Housing, Series 6, Rev., VRDO, FNMA, LIQ: Citibank N.A., 0.410%, 06/03/10	8,045
	Puttable Floating Option Tax-Exempt Receipts,
51,850	Series MT-389, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.390%, 06/09/10	51,850
38,620	Series PPT-0034, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 12/01/29	38,620
93,025	Series PPT-1001, Class C, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.340%, 03/01/40	93,025
208,970	Series PPT-1006, Class A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.410%, 06/09/10	208,970
251,635	Series PPT-1008, Class A, GO, VRDO, FHLMC, LIQ: FHLMC, 0.340%, 06/09/10	251,635
27,575	Puttable Floating Option Tax-Exempt Receipts, SunAmerica Trust, Series 2001-2, Class A, Rev., VRDO, LIQ: FHLMC, 0.440%, 06/09/10	27,575
8,545	SunAmerica Trust, Various States, Series 2, Class A, Rev., VRDO, FHLMC, LOC: FHLMC, 0.350%, 06/03/10	8,545

		987,646
	Pennsylvania — 3.2%
51,975	Allegheny County Higher Education Building Authority, Carnegie Mellon University, Rev., VRDO, 0.240%, 06/02/10	51,975
28,100	Allegheny County IDA, UPMC Childrens Hospital, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	28,100
15,400	Beaver County IDA, Firstenergy Generation, Rev., VRDO, LOC: Barclays Bank plc, 0.310%, 06/02/10	15,400
12,600	Beaver County IDA, Firstenergy Nuclear, Pollution Control, Rev., VRDO, LOC: Citibank N.A., 0.280%, 06/02/10	12,600
8,700	Bucks County IDA, Grand View Hospital, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.240%, 06/02/10	8,700
31,000	City of Philadelphia, Gas Works, Series D, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/09/10	31,000
33,000	Dallastown Area School District, GO, VAR, 1.500%, 07/01/10	33,271
36,310	Delaware County Authority, Crozer Chester Medical Center, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	36,310
16,390	Delaware Valley Regional Financial Authority, Municipal Securities Trust Receipts, Series SGC-20, Class A, Rev., VRDO, LIQ: Societe Generale, 0.290%, 06/03/10	16,390
11,700	Doylestown Hospital Authority, Series B, Rev., VRDO, LOC: PNC Bank N.A., 0.240%, 06/03/10	11,700
9,015	Lancaster County Hospital Authority, Health Systems, Lancaster General Hospital, Rev., VRDO, LOC: Bank of America N.A., 0.320%, 06/02/10	9,015
18,700	Lancaster County Hospital Authority, Masonic Homes Project, Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.290%, 06/02/10	18,700
	Montgomery County IDA, Philadelphia Presbyterian Homes,
30,735	Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	30,735
9,700	Series B, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	9,700
	Montgomery County Redevelopment Authority, Multi-Family Housing, Brookside Manors Apartments Project,
4,710	Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/10	4,710
2,105	Series A-T2, Rev., VRDO, LIQ: FNMA, 0.300%, 06/03/10	2,105
16,780	Montgomery County Redevelopment Authority, Multi-Family Housing, Kingswood Apartments Project, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/10	16,780
21,530	Pennsylvania Economic Development Financing Authority, MERLOTS, Series F01, Rev., VRDO, 0.280%, 06/02/10	21,530
1,435	Pennsylvania Energy Development Authority, B&W Ebensburg Project, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.320%, 06/02/10	1,435
2,500	Pennsylvania Higher Educational Facilities Authority, St. Joseph's University, Series C, Rev., VRDO, LOC: PNC Bank N.A., 0.250%, 06/02/10	2,500
22,500	Pennsylvania Higher Educational Facilties Authority, Drexel University, Second Series, Rev., VRDO, LOC: Landesbank Hessen-Thuringen, 0.290%, 06/02/10	22,500
9,705	Pennsylvania Housing Finance Agency, Series 88-B, Rev., VRDO, 0.350%, 06/02/10	9,705
1,835	Pennsylvania Housing Finance Agency, MERLOTS, Series C-32, Rev., VRDO, 0.280%, 06/02/10	1,835
	Pennsylvania Housing Finance Agency, Single Family Mortgage,
10,000	Series 82-C, Rev., VRDO, AMT, 0.330%, 06/02/10	10,000
34,955	Series 98-C, Rev., AMT, 0.350%, 06/01/10	34,955
26,100	Pennsylvania State Public School Building Authority, Series 1552, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10	26,100
1,400	Pennsylvania Turnpike Commission, Series B-3, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/09/10	1,400
10,400	Philadelphia Authority for Industrial Development, Regional Performing Arts Center Project, Rev., VRDO, LOC: Wachovia Bank N.A., 0.190%, 06/09/10	10,400
160,000	Philadelphia School District, GO, TAN, 2.500%, 06/30/10	160,225
	RBC Municipal Products, Inc. Trust, Floater Certificates,
20,000	Series E-15, Rev., VRDO, LIQ: Royal Bank of Canada, 0.280%, 06/03/10 (e)	20,000
30,000	Series E-16, Rev., VRDO, LOC: Royal Bank of Canada, LIQ: Royal Bank of Canada, 0.290%, 06/03/10 (e)	30,000
14,000	State Public School Building Authority, Series 1479, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10	14,000
14,150	Wells Fargo Stage Trust, Series 2008-1C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.280%, 06/03/10 (e)	14,150

		717,926
	Puerto Rico — 0.1%
26,950	Austin Trust Various States, Series 2008-335, VRDO, LOC: Bank of America N.A., 0.380%, 06/09/10	26,950

	Rhode Island — 1.0%
23,380	Rhode Island Health & Educational Building Corp., Higher Education Facilities, Brown University, Series B, Rev., VRDO, 0.250%, 06/09/10	23,380
2,145	Rhode Island Health & Educational Building Corp., International Institute of Rhode Island, Rev., VRDO, LOC: Fleet National Bank, 0.420%, 06/02/10	2,145
	Rhode Island Health & Educational Building Corp., Rhode Island School of Design,
11,400	Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/09/10	11,400
6,650	Series B, Rev., VRDO, LOC: Bank of America N.A., 0.250%, 06/09/10	6,650
13,765	Rhode Island Health & Educational Building Corp., St. George's School, Rev., VRDO, LIQ: Bank of America N.A., 0.400%, 06/09/10	13,765
7,000	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, Sutterfield, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.330%, 06/02/10	7,000
19,900	Rhode Island Housing & Mortgage Finance Corp., Multi-Family Housing, University Heights, Rev., VRDO, AMT, FHLMC, LIQ: FHLMC, 0.330%, 06/02/10	19,900
135,000	State of Rhode Island, Plantations, GO, TAN, 2.500%, 06/30/10	135,211

		219,451
	South Carolina — 0.5%
3,000	Cherokee County, Oshkosh Truck Project, Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/09/10	3,000
17,760	City of Charleston, Capital Improvements, Series B, Rev., VRDO, 0.250%, 06/03/10	17,760
12,215	City of North Charleston, Public Facilities Convention, COP, VRDO, LOC: Bank of America N.A., 0.300%, 06/09/10	12,215
16,370	Clarendon Hospital District, Health Care Facilities, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	16,370
14,735	Eclipse Funding Trust, Solar Eclipse, SCAGO, Series 2007-0003, Rev., VRDO, AGM, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	14,735
19,400	Greenville Hospital System Board, Series D, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	19,400
9,770	South Carolina Educational Facilities Authority, Furman University, Series B, Rev., VRDO, 0.290%, 06/02/10	9,770
900	South Carolina Educational Facilities Authority, Morris College Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/02/10	900
18,000	South Carolina Jobs & EDA, CPF Properties II LLC Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	18,000
1,820	South Carolina Jobs & EDA, South Carolina Catholic Diocese Project, Rev., VRDO, LOC: Bank of America N.A., 0.380%, 06/02/10	1,820
4,600	South Carolina Jobs & EDA, Specialty Minerals Project, Rev., VRDO, LOC: Bank of New York N.A., 0.260%, 06/02/10	4,600
4,150	South Carolina Jobs & EDA, Thompson Steel Co., Inc., Project, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/02/10	4,150

		122,720
	South Dakota — 0.7%
16,960	South Dakota Health & Educational Facilities Authority, Series 3109, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10 (e)	16,960
28,000	South Dakota Health & Educational Facilities Authority, Regional Health, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 06/02/10	28,000
	South Dakota Housing Development Authority, Home Ownership Mortgage,
14,765	Series A, Rev., VRDO, 0.260%, 06/02/10	14,765
45,000	Series C, Rev., VRDO, 0.330%, 06/02/10	45,000
12,000	Series C, Rev., VRDO, AMT, 0.350%, 06/02/10	12,000
19,200	Series C-1, Rev., VRDO, 0.350%, 06/02/10	19,200
10,300	Series D, Rev., VRDO, 0.310%, 06/01/10	10,300
5,000	Series F, Rev., VRDO, 0.450%, 06/02/10	5,000
5,000	Series G, Rev., VRDO, 0.320%, 06/02/10	5,000

		156,225
	Tennessee — 1.7%
	Blount County Public Building Authority, Local Government Public Improvement,
20,165	Series E-3-B, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 06/02/10	20,165
14,495	Series E-3-C, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 06/02/10	14,495
2,900	Series E-3-D, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 06/02/10	2,900
9,485	Series E-3-E, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 06/02/10	9,485
10,100	Series E-4-A, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 06/02/10	10,100
19,110	Chattanooga Health Educational & Housing Facility Board, Catholic Health, Series C, Rev., VRDO, 0.200%, 06/02/10	19,110
10,365	Chattanooga Health Educational & Housing Facility Board, Hospital Siskin Rehabilitation Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	10,365
13,735	City of Clarksville, Sewer & Gas Revenue, Rev., VRDO, AGM, 0.380%, 06/09/10	13,735
32,880	Clarksville Public Building Authority, Metropolitan Nashville & Davidson, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	32,880
8,850	Clarksville Public Building Authority, Morristown Loans, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	8,850
	Clarksville Public Building Authority, Pooled Financing, Tennessee Municipal Bond Board,
35,550	Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	35,550
3,040	Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/09/10	3,040
3,000	Jackson IDB, Solid Waste Disposal, Florida Steel Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/03/10	3,000
14,475	Memphis Health Educational & Housing Facility Board, Multi-Family Housing, Watergrove Apartments Project, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.300%, 06/03/10	14,475
38,250	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ascension Health, Rev., VRDO, 0.440%, 06/02/10 (f) (i)	38,250
6,600	Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Vanderbilt University, Series A, Rev., VRDO, 0.240%, 06/03/10	6,600
12,290	Metropolitan Government Nashville & Davidson County, IDA, YMCA Project, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/03/10	12,290
	Montgomery County Public Building Authority, Tennessee County Loan Pool,
30,920	Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	30,920
28,410	Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	28,410
7,565	Rev., VRDO, LOC: Bank of America N.A., 0.370%, 06/09/10	7,565
	Sevier County Public Building Authority,
16,150	Series A-1, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 06/02/10	16,150
10,015	Series A-2, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 06/02/10	10,015
10,095	Series A-3, Rev., VRDO, LOC: KBC Bank N.V., 0.230%, 06/02/10	10,095
7,140	Series E-1, Rev., VRDO, LOC: KBC Bank N.V., 0.330%, 06/02/10	7,140
4,735	Series M-1, Rev., VRDO, 0.400%, 06/02/10	4,735
4,720	Shelby County Health, Educational & Housing Facilities Board, Rhodes College, Rev., VRDO, LOC: Bank of America N.A., 0.290%, 06/02/10	4,720

		375,040
	Texas — 8.3%
9,100	Bexar County Housing Finance Authority, Multi-Family Housing, Altamonte Apartment Projects, Rev., VRDO, FNMA, LIQ: FNMA, 0.270%, 06/02/10	9,100
1,200	Calhoun County Naval IDA, Formosa Plastics Corp. Project, Rev., VRDO, LOC: Bank of America N.A., 0.330%, 06/02/10	1,200
17,500	City of Houston, Airport Systems, Floating Rate Receipts, Series SG-149, Rev., VRDO, AGM, LIQ: Societe Generale, 0.310%, 06/03/10	17,500
40,000	City of Houston, First Lien, Series B1, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	40,000
64,895	City of Houston, MERLOTS, Series B17, Rev., VRDO, NATL-RE, 0.280%, 06/02/10 (e)	64,895
	City of San Antonio, Electric & Gas,
24,200	Series SG-104, Rev., VRDO, LIQ: Societe Generale, 0.290%, 06/09/10 (p)	24,200
4,195	Series SG-105, LOC: Societe Generale, 0.290%, 02/01/19 (p)	4,195
11,000	City of San Antonio, Electric & Gas Systems, Junior Lien, Rev., VRDO, 0.300%, 06/02/10	11,000
	City of San Antonio, Water Revenue,
12,500	Series 1237, Rev., VRDO, NATL-RE, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10	12,500
6,435	Series SG-159, Rev., VRDO, AGM, 0.310%, 06/03/10	6,435
17,345	Crawford Educational Facilities Corp., Concordia University, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	17,345
19,040	Crawford Educational Facilities Corp., Southwestern University Project, Series B, Rev., VRDO, 0.250%, 06/02/10	19,040
12,400	Dallas Performing Arts Cultural Facilities Corp., Dallas Center Foundation Project, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	12,400
5,000	Dallas-Fort Worth International Airport Facilities Improvement Corp., FlightSafety International, Inc. Project, Rev., VRDO, 0.340%, 06/02/10	5,000
	Deutsche Bank Spears/Lifers Trust Various States,
25,015	Series DB-456, Rev., VRDO, AGM, LIQ: Deutsche Bank AG, 0.330%, 06/03/10	25,015
9,800	Series DB-515, Rev., VRDO, LIQ: Deutsche Bank AG, 0.310%, 06/03/10	9,800
13,490	Series DB-638, Rev., VRDO, LIQ: Deutsche Bank AG, 0.330%, 06/03/10	13,490
35,620	Dexia Credit Local Certificates Trust, Series 2008-062, GO, VRDO, PSF-GTD, LIQ: Dexia Credit Local, 0.440%, 06/09/10	35,620
19,235	Eclipse Funding Trust, Solar Eclipse, Series 2006-0088, Rev., VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 06/09/10	19,235
10,910	Eclipse Funding Trust, Solar Eclipse, El Paso, Series 2006-0032, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	10,910
15,880	Eclipse Funding Trust, Solar Eclipse, Houston, Series 2007-0033, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	15,880
5,600	Eclipse Funding Trust, Solar Eclipse, North, Series 2006-0058, GO, VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	5,600
10,235	Eclipse Funding Trust, Solar Eclipse, Waco, Series 2007-0040, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	10,235
12,030	El Paso Independent School District, MERLOTS, Series K02, GO, VRDO, PSF-GTD, 0.280%, 06/02/10	12,030
25,019	Garland Health Facilities Development Corp., Chambrel Club Hill, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/10	25,019
25,000	Gulf Coast Waste Disposal Authority, ExxonMobil Project, Rev., VRDO, 0.200%, 06/02/10	25,000
24,150	Gulf Coast Waste Disposal Authority, Exxon Project, Rev., VRDO, 0.200%, 06/02/10	24,150
5,000	Harlandale Independent School District, Municipal Securities Trust Receipts, Series SGA-100, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.300%, 06/02/10	5,000
35,000	Harris County Cultural Education Facilities Finance Corp., Hermann Memorial Hospital, Series C, Rev., VRDO, LOC: Wachovia Bank N.A., 0.260%, 06/02/10	35,000
50,600	Harris County Flood Control, Series ROCS-RR-II-R-10396, GO, VRDO, 0.290%, 06/03/10 (e)	50,600
13,380	Harris County Health Facilities Development Corp., Baylor, Series A2, Rev., VRDO, LOC: Bank of America N.A., 0.260%, 06/02/10	13,380
	Harris County Industrial Development Corp.,
18,600	Rev., VRDO, 0.200%, 06/02/10	18,600
15,300	Harris County Industrial Development Corp., Exxon Project, Rev., VRDO, 0.210%, 06/02/10	15,300
17,600	Houston Higher Education Finance Corp., Rice University Project, Series A, Rev., VRDO, 0.240%, 06/02/10	17,600
25,000	Houston Texas Apartment System, Sub Lien, Series B, Rev., AGM, 5.700%, 07/01/10 (p)	25,108
20,555	Lamar Consolidated Independent School District, Schoolhouse, GO, VRDO, PSF-GTD, 0.290%, 06/03/10	20,555
17,000	Lewisville Independent School District, Municipal Securities Trust Receipts, Series SGA-134, GO, VRDO, LIQ: Societe Generale, 0.290%, 06/02/10 (e)	17,000
25,860	Lower Neches Valley Authority Industrial Development Corp., Subseries B-2, Rev., VRDO, 0.240%, 06/02/10	25,860
100	Lower Neches Valley Authority Industrial Development Corp., Exxon Mobil Project, Series A-2, Rev., VRDO, 0.220%, 06/02/10	100
13,300	Lower Neches Valley Authority Industrial Development Corp., Mobil Oil Refining Corp., Project, Rev., VRDO, 0.200%, 06/02/10	13,300
27,225	Lubbock Health Facilities Development Corp., St. Joseph Health Systems, Series B, Rev., VRDO, LOC: Wachovia Bank N.A., 0.250%, 06/02/10	27,225
24,490	Mansfield Independent School District, MERLOTS, Series B11, GO, VRDO, PSF-GTD, 0.280%, 06/02/10	24,490
5,455	Mansfield Independent School District, Municipal Securities Trust Receipts, Series SGA-129, GO, VRDO, PSF-GTD, LIQ: Societe Generale, 0.300%, 06/02/10 (e)	5,455
55,735	North Texas Health Facility Development Corp., Baylor Health Care System Project, Series C, Rev., VRDO, AGM, 0.250%, 06/02/10	55,735
10,000	North Texas Higher Education Authority, Series A, Rev., VRDO, LOC: Lloyds TSB Bank plc, 0.340%, 06/02/10	10,000
36,280	North Texas Tollway Authority, Series 2903, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10	36,280
17,425	Pasadena Independent School District, Series A, GO, VRDO, PSF-GTD, 0.280%, 06/03/10	17,425
600	Port of Port Arthur Navigation District, Fina Oil & Chemical Co. Project, Rev., VRDO, 0.300%, 06/02/10	600
	Puttable Floating Option Tax-Exempt Receipts,
15,335	Series MT-635, Rev., VRDO, NATL-RE, LIQ: Bank of America N.A., 0.310%, 06/09/10 (e)	15,335
26,445	Series MT-641, Rev., VRDO, LIQ: Merrill Lynch International Bank Ltd., 0.290%, 06/09/10 (e)	26,445
9,300	Southeast Texas Housing Finance Corp.,Wyndham Park Apartments, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/02/10	9,300
505,250	State of Texas, TRAN, 2.500%, 08/31/10	507,823
23,000	State of Texas, College Student Loan, GO, VRDO, 0.310%, 06/03/10	23,000
	State of Texas, Veterans Housing Assistance Fund,
15,490	GO, VRDO, 0.280%, 06/09/10	15,490
6,800	Series A-1, GO, VRDO, LIQ: Texas State Treasurer, 0.330%, 06/02/10	6,800
7,080	Series II-A, GO, VRDO, 0.320%, 06/02/10	7,080
17,250	Series II-A, GO, VRDO, 0.350%, 06/09/10	17,250
19,000	Series II-A, GO, VRDO, LIQ: Dexia Credit Local, 0.350%, 06/09/10	19,000
17,740	Series II-B, GO, VRDO, VA GTD, 0.350%, 06/02/10	17,740
8,700	Tarrant County Housing Finance Corp., Multi-Family Housing, Remington Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.320%, 06/02/10	8,700
5,000	Texas Department of Housing & Community Affairs, Multi-Family Housing, Post Oak East Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.340%, 06/03/10	5,000
9,750	Texas Department of Housing & Community Affairs, Multi-Family Housing, Reading, Senior, Series A, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/02/10	9,750
1,015	Texas Department of Housing & Community Affairs, Multi-Family Housing, Timber Point Apartments, Series A-1, Rev., VRDO, FHLMC, LIQ: FHLMC, 0.350%, 06/02/10	1,015
	Texas Municipal Gas Acquisition & Supply Corp. I,
191,030	Series 2848, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.360%, 06/03/10	191,030
57,000	Series 2849, Rev., VRDO, LIQ: Morgan Stanley Municipal Funding, 0.360%, 06/03/10	57,000
18,125	Series MT-365, Rev., VRDO, 0.490%, 06/09/10	18,125
12,480	Texas State Turnpike Authority, Series ROCS-RR-II-R-12293, Rev., VRDO, BHAC-CR, AMBAC, LIQ: Citibank N.A., 0.310%, 06/03/10 (e)	12,480
4,690	University of Texas, Financing System, Series B, Rev., VRDO, LIQ: University of Texas System Board Regulations, 0.200%, 06/02/10	4,690
9,705	Waco Health Facilities Development Corp., Series 2919, Rev., VRDO, NATL-RE, FHA, LIQ: Morgan Stanley Bank, 0.310%, 06/03/10	9,705

		1,894,165
	Utah — 1.2%
	Central Utah Water Conservancy District,
49,405	Series A, Rev., VRDO, 0.330%, 06/02/10	49,405
13,400	Series B, GO, VRDO, 0.330%, 06/02/10	13,400
31,285	Central Utah Water Conservancy District, Limited Tax, Series B, GO, VRDO, LIQ: Helaba, 0.330%, 06/02/10	31,285
6,000	County of Weber, IHC Health Care Services, Series A, Rev., VRDO, 0.300%, 06/02/10	6,000
25,000	Emery County, Pacific Corp., Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	25,000
10,080	Park City, U.S. Ski & Snowboard Association, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	10,080
11,100	Salt Lake City, Valley Mental Health Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	11,100
	Utah Housing Corp., Single Family Mortgage,
14,000	Series A, Class I, Rev., VRDO, 0.300%, 06/02/10	14,000
5,680	Series A, Class I, Rev., VRDO, 0.350%, 06/02/10	5,680
16,000	Series B, Class I, Rev., VRDO, 0.300%, 06/02/10	16,000
7,120	Series E-1, Class I, Rev., VRDO, 0.350%, 06/02/10	7,120
12,945	Series I, Rev., VRDO, 0.290%, 06/09/10	12,945
	Utah Housing Finance Agency, Single Family Mortgage,
3,730	Series C-1, Class I, Rev., VRDO, 0.350%, 06/02/10	3,730
7,495	Series D-1, Rev., VRDO, AMT, 0.350%, 06/02/10	7,495
7,640	Series E-1, Rev., VRDO, AMT, 0.350%, 06/02/10	7,640
6,765	Series F-2, Class I, Rev., VRDO, 0.320%, 06/09/10	6,765
	Utah Transit Authority,
13,500	Series 3006, Rev., VRDO, AGM, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10 (e)	13,500
15,000	Subseries A, Rev., VRDO, LOC: Fortis Bank S.A./N.V., 0.240%, 06/02/10	15,000
13,395	Washington County-St. George Interlocal Agency, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/03/10	13,395

		269,540
	Vermont — 0.1%
15,475	University of Vermont & State Agricultural College, EAGLE, Series 2006-0086, Class A, Rev., VRDO, BHAC-CR, MBIA, LIQ: Citibank N.A., 0.300%, 06/03/10	15,475

	Virginia — 1.0%
6,030	City of Alexandria IDA, Pooled Loan Program, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.300%, 06/03/10	6,030
4,400	Fairfax County EDA, Public Broadcasting Services Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/03/10	4,400
24,685	Fairfax County EDA, The Lorton Arts Foundation Project, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.270%, 06/02/10	24,685
25,020	Fairfax County IDA, Inova Health System Project, Series A-1, Rev., VRDO, 0.250%, 06/02/10	25,020
27,435	James City County EDA, United Methodist Homes, Rev., VRDO, LOC: Lasalle Bank N.A., 0.300%, 06/02/10	27,435
9,500	James City County IDA, Housing Chambrel Project, Rev., VRDO, FNMA, LIQ: FNMA, 0.300%, 06/03/10	9,500
16,595	Lexington IDA, MERLOTS, Series E01, Rev., VRDO, 0.280%, 06/02/10	16,595
11,000	Loudoun County IDA, Howard Hughes Medical Center, Series B, Rev., VRDO, 0.200%, 06/02/10	11,000
16,865	Montgomery County IDA, Virginia Tech Foundation, Rev., VRDO, LOC: Bank of America N.A., 0.230%, 06/02/10	16,865
4,610	Norfolk EDA, Bon Secours Health System, Inc., Series D-2, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	4,610
4,100	Virginia College Building Authority, 21st Century College, Series C, Rev., VRDO, 0.290%, 06/02/10	4,100
200	Virginia College Building Authority, Shenandoah University Project, Rev., VRDO, LOC: Branch Banking & Trust, 0.210%, 06/02/10	200
	Virginia College Building Authority, University of Richmond Project,
31,100	Rev., VRDO, 0.270%, 06/02/10	31,100
27,245	Rev., VRDO, 0.290%, 06/02/10	27,245
6,200	Virginia Commonwealth University, Series B, Rev., VRDO, AMBAC, LOC: Wachovia Bank N.A., 0.270%, 06/02/10	6,200
13,930	Virginia Small Business Financing Authority, Virginia State University Real Estate, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	13,930

		228,915
	Washington — 1.5%
4,000	City of Seattle, Municipal Securities Trust Receipts, Series SGA-142, GO, VRDO, LIQ: Societe Generale, 0.300%, 06/02/10	4,000
8,915	Eagle Tax-Exempt Trust, Series 2009-0049, Class A, Rev., VRDO, AGM-CR, NATL-RE, LIQ: Citibank N.A., 0.300%, 06/03/10 (e)	8,915
36,020	Eclipse Funding Trust, Solar Eclipse, Port S, Series 2006-0063, Rev., VRDO, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/09/10 (e)	36,020
10,800	Eclipse Funding Trust, Solar Eclipse, Washington, Series 2006-0009, GO, VRDO, AGM, LIQ: U.S. Bank N.A., 0.290%, 06/03/10	10,800
760	Seattle Housing Authority, Low Income Housing Assistance, Bayview Manor Project, Series B, Rev., VRDO, LOC: U.S. Bank N.A., 0.290%, 06/03/10	760
10,000	Snohomish County Public Hospital District No. 2, Stevens Healthcare, GO, VRDO, LOC: Bank of America N.A., 0.370%, 06/09/10	10,000
27,600	State of Washington, Series VR-96A, GO, VRDO, 0.220%, 06/09/10	27,600
	State of Washington, MERLOTS,
21,575	Series B-22, GO, VRDO, AGM, 0.280%, 06/02/10	21,575
28,995	Series B-22, GO, VRDO, FGIC, MBIA, 0.280%, 06/02/10	28,995
33,160	Series B-23, GO, VRDO, NATL-RE, 0.280%, 06/02/10	33,160
5,000	Washington Economic Development Finance Authority, Novelty Hill Properties LLC, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.390%, 06/02/10	5,000
20,300	Washington Health Care Facilities Authority, Multicare Health System, Series D, Rev., VRDO, AGM, 0.290%, 06/02/10	20,300
6,870	Washington Health Care Facilities Authority, Southwest Washington Medical Center, Series B, Rev., VRDO, LOC: Bank of America N.A., 0.240%, 06/02/10	6,870
12,000	Washington Health Care Facilities Authority, Swedish Health Services, Series C, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 06/02/10	12,000
11,845	Washington State Housing Finance Commission, Series PA-1430-R, Rev., VRDO, GNMA/FNMA/FHLMC, 0.360%, 06/09/10	11,845
9,900	Washington State Housing Finance Commission, Bush School Project, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	9,900
2,545	Washington State Housing Finance Commission, Multi-Family Housing, Granite Falls Assisted Project, Series A, Rev., VRDO, LOC: Wells Fargo Bank N.A., 0.320%, 06/03/10	2,545
285	Washington State Housing Finance Commission, Multi-Family Housing, JATC Educational Development Trust Project, Rev., VRDO, LOC: U.S. Bank N.A., 0.300%, 06/02/10	285
13,600	Washington State Housing Finance Commission, Multi-Family Housing, Mallard Lakes Apartments, Series A, Rev., VRDO, FNMA, LIQ: FNMA, 0.330%, 06/03/10	13,600
29,240	Washington State Housing Finance Commission, Multi-Family Housing, Merrill Gardens, Kirkland, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.350%, 06/03/10	29,240
10,700	Washington State Housing Finance Commission, Seattle County Day School, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	10,700
4,720	Washington State Housing Finance Commission, Spokane Community College Foundation, Series A, Rev., VRDO, LOC: Bank of America N.A., 0.420%, 06/09/10	4,720
25,000	Washington State Housing Finance Commission, YMCA Greater Seattle, Rev., VRDO, LOC: Bank of America N.A., 0.280%, 06/02/10	25,000
14,745	Washington State Housing Finance Commission, YMCA Snohomish County Project, Rev., VRDO, LOC: Bank of America N.A., 0.270%, 06/02/10	14,745

		348,575
	West Virginia — 0.1%
19,360	Eclipse Funding Trust, Solar Eclipse, West Virginia, Series 2006-0132, Rev., VRDO, AGM, LOC: U.S. Bank N.A., LIQ: U.S. Bank N.A., 0.290%, 06/03/10	19,360

	Wisconsin — 3.3%
	City of Milwaukee,
73,000	RAN, 2.000%, 06/30/10	73,086
15,000	RAN, 2.500%, 06/30/10	15,023
91,200	Puttable Floating Option Tax-Exempt Receipts, Series MT-628, Rev., VRDO, NATL-RE, LIQ: Merrill Lynch International Bank Ltd., 0.390%, 06/09/10 (e)	91,200
33,500	Racine Unified School District, GO, TRAN, 2.000%, 07/12/10	33,552
280,000	State of Wisconsin, Rev., 2.500%, 06/15/10	280,216
19,940	Wells Fargo Stage Trust, Series 2009-10C, Rev., VRDO, LIQ: Wells Fargo & Co., 0.360%, 06/09/10 (e)	19,940
	Wisconsin Health & Educational Facilities Authority,
19,260	Series 3114, Rev., VRDO, LIQ: Morgan Stanley Bank, 0.290%, 06/03/10 (e)	19,260
24,715	Series PT-761, Rev., VRDO, NATL-RE, 0.340%, 06/09/10	24,715
17,155	Wisconsin Health & Educational Facilities Authority, Aurora Health Care, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 06/02/10	17,155
15,000	Wisconsin Health & Educational Facilities Authority, Foedtert & Community Health, Series A, Rev., VRDO, LOC: U.S. Bank N.A., 0.250%, 06/02/10	15,000
25,650	Wisconsin Health & Educational Facilities Authority, Hospital Sister's Services, Inc., Series B-1, Rev., VRDO, AGM, 0.300%, 06/09/10	25,650
23,900	Wisconsin Health & Educational Facilities Authority, Wheaton Franciscan Services, Rev., VRDO, LOC: U.S. Bank N.A., 0.260%, 06/02/10	23,900
	Wisconsin Housing & EDA,
40,365	Series A, Rev., VRDO, 0.350%, 06/02/10	40,365
72,400	Series D, Rev., VRDO, LOC: FNMA, 0.340%, 06/02/10	72,400
1,345	Series E, Rev., VRDO, 0.270%, 06/02/10	1,345

		752,807
	Wyoming — 0.5%
21,870	Kemmerer, PCR, Exxon Project, Rev., VRDO, 0.200%, 06/02/10	21,870
	Lincoln County, PCR, Exxon Project,
19,500	Series A, Rev., VRDO, 0.200%, 06/02/10	19,500
9,800	Series A, Rev., VRDO, 0.230%, 06/02/10	9,800
24,860	Series B, Rev., VRDO, 0.200%, 06/02/10	24,860
10,000	Series D, Rev., VRDO, 0.200%, 06/02/10	10,000
10,600	Platte County, PCR, Series A, Rev., VRDO, LOC: National Rural Utility Financing, 0.550%, 06/02/10	10,600
4,955	Wyoming Community Development Authority, Series PA-1452-R, Rev., VRDO, 0.360%, 06/09/10	4,955

		101,585
	Total Municipal Bonds (Cost $22,135,428)	22,135,428
Municipal Commercial Paper — 1.8%
	California — 0.1%
22,500	California Statewide Communities Development Authority, 0.400%, 11/05/10	22,500

	Colorado — 0.1%
21,000	Denver City & County Colorado, 0.300%, 06/09/10	21,000

	District of Columbia — 0.2%
	Metropolitan Washington Airports Authority,
22,000	0.340%, 08/06/10	22,000
21,500	0.380%, 07/07/10	21,500

		43,500
	Florida — 0.3%
	Florida Local Government Finance Commission,
22,137	0.270%, 06/01/10	22,137
41,459	0.280%, 06/08/10 (m)	41,459

		63,596
	Massachusetts — 0.2%
45,600	Massachusetts Water Resources Authority, 0.400%, 07/07/10	45,600

	Nevada — 0.3%
	Las Vegas Valley Water District,
30,000	0.260%, 06/07/10	30,000
22,600	0.280%, 07/01/10	22,600
25,000	0.340%, 06/02/10	25,000

		77,600
	Tennessee — 0.3%
47,000	Metropolitan Government Nashville & Davidson County, 0.400%, 10/12/10	47,000
18,750	State of Tennessee, 0.350%, 08/05/10	18,750

		65,750
	Texas — 0.1%
30,000	City of Garland, 0.400%, 06/08/10	30,000

	Washington — 0.2%
39,215	Port of Seattle, 0.350%, 08/02/10	39,215

	Total Municipal Commercial Paper (Cost $408,761)	408,761
Weekly Demand Note — 0.3%
	California — 0.3%
74,500	Nuveen Insured, VRDO, 0.440%, 06/02/10 (Cost $74,500)	74,500

	Total Investments — 99.3% (Cost $22,618,689) *	22,618,689
	Other Assets in Excess of Liabilities — 0.7%	162,891
	NET ASSETS — 100.0%	$22,781,580

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
AMT	—	Alternative Minimum Tax
BAN	—	Bond Anticipation Note
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
CCRC	—	Congregate Care Retirement Center
COLL	—	Collateral
COP	—	Certificate of Participation
CR	—	Custodial Receipts
EAGLE	—	Earnings of accrual generated on local tax-exempt securities
EDA	—	Economic Development Authority
FGIC	—	Insured by Financial Guaranty Insurance Co.
FHA	—	Federal Housing Administration
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GNMA	—	Government National Mortgage Association
GO	—	General Obligation
GTD	—	Guaranteed
IBC	—	Insured Bond Certificates
ICC	—	Insured Custody Certificates
IDA	—	Industrial Development Authority
IDB	—	Industrial Development Bank
IDR	—	Industrial Development Revenue
LIQ	—	Liquidity Agreement
LOC	—	Letter of Credit
MBIA	—	Insured by Municipal Bond Insurance Corp.
MERLOTS	—	Municipal Exempt Receipts Liquidity Optional Tender
NATL	—	Insured by National Public Finance Guarantee Corp.
PCR	—	Pollution Control Revenue
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RAN	—	Revenue Anticipation Note
RE	—	Reinsured
Rev.	—	Revenue
TAN	—	Tax Anticipation Note
TCRS	—	Transferable Custodial Receipts
TRAN	—	Tax & Revenue Anticipation Note
UPMC	—	University of Pittsburgh Medical Center
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.
VRDO	—	Variable Rate Demand Obligation. The interest rate shown is the rate in effect as of May 31, 2010.
XLCA	—	Insured by XL Capital Assurance

(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The fund owns fair valued securities with a value of approximately $67,710,000 which amounts to 0.3% of total investments.

(i)		Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(p)		Security is prerefunded or escrowed to maturity.
(t)		The date shown represents the earliest of the next reset date, next call date, prerefunded date, next put date or final maturity date.
*		The cost of securities is substantially the same for federal income tax purposes.

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of May 31, 2010, in valuing the Fund's assets and liabilities carried at amortized cost which approximates fair value (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Municipal Bonds
Alabama	$–	$79,520	$–	$79,520
Alaska	–	140,025	–	140,025
Arizona	–	139,120	–	139,120
California	–	1,646,436	–	1,646,436
Colorado	–	471,517	–	471,517
Connecticut	–	214,029	–	214,029
Delaware	–	27,665	–	27,665
District of Columbia	–	252,105	–	252,105
Florida	–	1,246,262	–	1,246,262
Georgia	–	295,143	–	295,143
Hawaii	–	54,182	–	54,182
Idaho	–	77,955	–	77,955
Illinois	–	1,022,910	–	1,022,910
Indiana	–	356,720	–	356,720
Iowa	–	54,905	–	54,905
Kansas	–	59,475	–	59,475
Kentucky	–	555,357	–	555,357
Louisiana	–	138,500	–	138,500
Maine	–	76,125	–	76,125
Maryland	–	407,445	–	407,445
Massachusetts	–	858,772	–	858,772
Michigan	–	347,380	–	347,380
Minnesota	–	190,070	–	190,070
Mississippi	–	191,825	–	191,825
Missouri	–	194,220	–	194,220
Nebraska	–	59,130	–	59,130
Nevada	–	282,255	–	282,255
New Hampshire	–	65,780	–	65,780
New Jersey	–	1,029,703	–	1,029,703
New Mexico	–	69,400	–	69,400
New York	–	3,718,073	–	3,718,073
North Carolina	–	669,425	29,460	698,885
North Dakota	–	30,380	–	30,380
Ohio	–	404,055	–	404,055
Oklahoma	–	131,170	–	131,170
Oregon	–	312,554	–	312,554
Other Territories	–	987,646	–	987,646
Pennsylvania	–	717,926	–	717,926
Puerto Rico	–	26,950	–	26,950
Rhode Island	–	219,451	–	219,451
South Carolina	–	122,720	–	122,720
South Dakota	–	156,225	–	156,225
Tennessee	–	336,790	38,250	375,040
Texas	–	1,894,165	–	1,894,165
Utah	–	269,540	–	269,540
Vermont	–	15,475	–	15,475
Virginia	–	228,915	–	228,915
Washington	–	348,575	–	348,575
West Virginia	–	19,360	–	19,360
Wisconsin	–	752,807	–	752,807
Wyoming	–	101,585	–	101,585
Total Municipal Bonds	–	22,067,718	67,710	22,135,428
Municipal Commercial Paper
California	–	22,500	–	22,500
Colorado	–	21,000	–	21,000
District of Columbia	–	43,500	–	43,500
Florida	–	63,596	–	63,596
Massachusetts	–	45,600	–	45,600
Nevada	–	77,600	–	77,600
Tennessee	–	65,750	–	65,750
Texas	–	30,000	–	30,000
Washington	–	39,215	–	39,215
Total Municipal Commercial Paper	–	408,761	–	408,761
Weekly Demand Notes
California	–	74,500	–	74,500
Total Weekly Demand Notes	–	74,500	–	74,500
Total Investments in Securities	$–	$22,550,979	$67,710	$22,618,689

There were no significant transfers between Level 1 and Level 2 during the three months ended May 31, 2010.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):
	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization (accretion)	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/10
Investments in Securities
Municipal Bonds - North Carolina	$-	$-	$-	$-	$-	$29,460	$-	$29,460
Municipal Bonds - Tennessee	-	-	-	-	-	38,250	-	38,250
Total	$-	$-	$-	$-	$-	$67,710	$-	$67,710
Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.

JPMorgan Total Return Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF MAY 31, 2010 (Unaudited)
(Amounts in U.S. dollars, unless otherwise noted)
(Amounts in thousands, except number of contracts)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 7.9%
4,783	Citigroup Mortgage Loan Trust, Inc., Series 2005-WF2, Class AF4, SUB, 4.964%, 08/25/35 (m)	3,885
	Countrywide Asset-Backed Certificates,
1,037	Series 2003-5, Class MF1, VAR, 5.413%, 01/25/34 (m)	640
10	Series 2004-1, Class 3A, VAR, 0.623%, 04/25/34 (m)	8
730	Series 2004-1, Class M1, VAR, 0.843%, 03/25/34 (m)	564
600	Series 2004-1, Class M2, VAR, 0.893%, 03/25/34 (m)	430
22	Series 2005-3, Class AF3, VAR, 4.823%, 08/25/35 (m)	22
1,186	Series 2005-4, Class AF3, VAR, 4.456%, 10/25/35 (m)	1,144
	Countrywide Home Equity Loan Trust,
108	Series 2004-I, Class A, VAR, 0.627%, 02/15/34 (m)	53
134	Series 2004-K, Class 2A, VAR, 0.637%, 02/15/34 (m)	62
986	Granite Master Issuer plc, (United Kingdom), Series 2006-2, Class A4, VAR, 0.380%, 12/20/54	899
7,620	GSAA Trust, Series 2006-11, Class 2A2, VAR, 0.503%, 07/25/36	3,652
69	GSAMP Trust, Series 2005-WMC2, Class A2B, VAR, 0.603%, 11/25/35	68
3,688	Home Equity Asset Trust, Series 2006-3, Class 2A3, VAR, 0.523%, 07/25/36	3,331
	Long Beach Mortgage Loan Trust,
1,120	Series 2004-1, Class M1, VAR, 1.093%, 02/25/34	807
750	Series 2004-1, Class M2, VAR, 1.168%, 02/25/34	618
4,220	Series 2004-3, Class M1, VAR, 0.913%, 07/25/34	3,277
740	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.793%, 03/25/35	642
192	Option One Mortgage Loan Trust, Series 2003-1, Class A2, VAR, 1.183%, 02/25/33	157
1,460	PSE&G Transition Funding LLC, Series 2001-1, Class A6, 6.610%, 06/15/15	1,612
	RESI Finance LP, (Cayman Islands),
2,569	Series 2003-C, Class B3, VAR, 1.697%, 09/10/35 (e)	1,647
557	Series 2003-D, Class B3, VAR, 1.597%, 12/10/35 (e)	350
	Residential Asset Mortgage Products, Inc.,
1,252	Series 2006-EFC1, Class A2, VAR, 0.543%, 02/25/36	1,177
491	Series 2006-RS1, Class AI2, VAR, 0.573%, 01/25/36	375
3,513	Residential Asset Securities Corp., Series 2006-KS2, Class A3, VAR, 0.533%, 03/25/36	3,246
298	Securitized Asset Backed Receivables LLC Trust, Series 2006-WM1, Class A2B, VAR, 0.523%, 12/25/35	290
	Wachovia Asset Securitization, Inc.,
212	Series 2002-HE2, Class A, VAR, 0.773%, 12/25/32	156
134	Series 2003-HE3, Class A, VAR, 0.593%, 11/25/33	91

	Total Asset-Backed Securities (Cost $28,975)	29,203
Collateralized Mortgage Obligations — 8.7%
	Agency CMO — 2.1%
	Federal Home Loan Mortgage Corp. REMICS,
2,755	Series 2701, Class ST, IF, IO, 6.663%, 08/15/21 (m)	164
1,818	Series 2779, Class SM, IF, IO, 6.813%, 10/15/18 (m)	149
1,089	Series 2931, Class GA, 5.000%, 11/15/28 (m)	1,130
2,542	Series 2975, Class SJ, IF, IO, 6.313%, 05/15/35 (m)	336
206	Series 2980, Class QB, 6.500%, 05/15/35 (m)	228
3,692	Series 3370, Class SH, IF, IO, 6.113%, 10/15/37	477
	Federal National Mortgage Association REMICS,
3,837	Series 2004-17, Class DS, IF, IO, 6.807%, 11/25/32 (m)	366
909	Series 2004-87, Class JI, IO, 5.000%, 11/25/30 (m)	48
8,021	Series 2007-109, Class GI, IF, IO, 5.727%, 12/25/37 (m)	862
1,726	Series 2008-17, Class KS, IF, IO, 6.007%, 11/25/37 (m)	167
15,293	Series 2008-61, Class S, IF, IO, 5.757%, 07/25/38	1,929
2,252	Series 2008-71, Class SB, IF, IO, 6.142%, 10/25/29	145
2,139	Series 2009-95, Class HI, IO, 6.000%, 12/25/38	354
	Federal National Mortgage Association STRIPS,
397	Series 366, Class 18, IO, 4.000%, 10/01/35 (m)	42
2,039	Series 390, Class C7, IO, 4.000%, 07/25/23 (m)	207
3,038	Series 390, Class C8, IO, 4.500%, 07/25/23 (m)	328
	Federal National Mortgage Association Whole Loan,
66	Series 2003-W3, Class 2A5, 5.356%, 06/25/42 (m)	71
870	Series 2003-W6, Class 1A41, 5.398%, 10/25/42 (m)	924

		7,927
	Non-Agency CMO — 6.6%
394	Banc of America Mortgage Securities, Inc., Series 2005-10, Class 1A13, 5.500%, 11/25/35 (m)	374
693	Citicorp Mortgage Securities, Inc., Series 2005-6, Class 1A6, 5.500%, 09/25/35 (m)	683
9,786	CitiMortgage Alternative Loan Trust, Series 2006-A6, Class 1A4, 6.000%, 11/25/36 (m)	8,008
	Countrywide Alternative Loan Trust,
4,686	Series 2005-J3, Class 3A1, 6.500%, 09/25/34 (m)	4,461
6,277	Series 2006-24CB, Class A1, 6.000%, 06/25/36 (m)	5,390
704	Countrywide Home Loan Mortgage Pass-Through Trust, Series 2006-10, Class 1A10, 5.850%, 05/25/36 (m)	688
188	CS First Boston Mortgage Securities Corp., Series 2003-29, Class 7A1, 6.500%, 12/25/33 (m)	190
2,140	First Horizon Asset Securities, Inc., Series 2005-6, Class 1A1, 5.500%, 11/25/35	2,016
450	Prime Mortgage Trust, Series 2006-1, Class 2A5, 6.000%, 06/25/36	371
	Residential Accredit Loans, Inc.,
2,581	Series 2006-QS11, Class 1A1, 6.500%, 08/25/36	1,511
239	Series 2006-QS18, Class 3A3, 5.750%, 12/25/21	210
	Wells Fargo Mortgage Backed Securities Trust,
50	Series 2003-2, Class A6, 5.250%, 02/25/18	50
93	Series 2004-F, Class A8, VAR, 4.719%, 06/25/34	92
474	Series 2006-11, Class A8, 6.000%, 09/25/36	411

		24,455
	Total Collateralized Mortgage Obligations (Cost $29,398)	32,382
Commercial Mortgage-Backed Securities — 3.8%
	Bear Stearns Commercial Mortgage Securities,
2,570	Series 2005-PWR9, Class A4A, 4.871%, 09/11/42 (m)	2,609
2,290	Series 2005-T18, Class A4, VAR, 4.933%, 02/13/42 (m)	2,366
1,390	Series 2005-T20, Class A4A, VAR, 5.149%, 10/12/42 (m)	1,457
2,980	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, VAR, 4.799%, 08/10/42	2,996
1,200	LB-UBS Commercial Mortgage Trust, Series 2006-C1, Class A4, 5.156%, 02/15/31	1,218
898	Lehman Brothers Floating Rate Commercial Mortgage Trust, Series 2006-LLFA, Class A2, VAR, 0.457%, 09/15/21 (e)	860
1,440	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, VAR, 5.655%, 05/12/39	1,472
970	Morgan Stanley Dean Witter Capital I, Series 2003-HQ2, Class A2, 4.920%, 03/12/35	1,020
200	Wachovia Bank Commercial Mortgage Trust, Series 2005-C17, Class A4, VAR, 5.083%, 03/15/42	207

	Total Commercial Mortgage-Backed Securities (Cost $13,145)	14,205
Corporate Bonds — 42.5%
Consumer Discretionary — 4.9%
	Auto Components — 0.2%
455	Goodyear Tire & Rubber Co. (The), 9.000%, 07/01/15	466
	TRW Automotive, Inc.,
135	7.000%, 03/15/14 (e)	133
90	7.250%, 03/15/17 (e)	87

		686
	Distributors — 0.1%
250	McJunkin Red Man Corp., 9.500%, 12/15/16 (e)	242

	Diversified Consumer Services — 0.0% (g)
130	Service Corp. International, 7.375%, 10/01/14	131

	Hotels, Restaurants & Leisure — 0.8%
515	Darden Restaurants, Inc., 6.800%, 10/15/37 (m)	562
810	Harrah's Operating Co., Inc., 11.250%, 06/01/17	849
405	Host Hotels & Resorts LP, 6.375%, 03/15/15	396
	MGM Mirage,
130	5.875%, 02/27/14	105
830	6.750%, 04/01/13	726
360	Vail Resorts, Inc., 6.750%, 02/15/14	358
115	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.875%, 05/01/20 (e)	113

		3,109
	Household Durables — 0.7%
370	ALH Finance LLC/ALH Finance Corp., 8.500%, 01/15/13 (m)	361
415	Ames True Temper, Inc., VAR, 4.303%, 01/15/12 (m)	391
1,040	Sealy Mattress Co., 8.250%, 06/15/14	1,035
970	Simmons Bedding Co., 11.250%, 07/15/15 (e)	1,030

		2,817
	Leisure Equipment & Products — 0.4%
265	Easton-Bell Sports, Inc., 9.750%, 12/01/16 (e) (m)	273
540	Hasbro, Inc., 6.350%, 03/15/40	561
550	Steinway Musical Instruments, 7.000%, 03/01/14 (e)	531

		1,365
	Media — 2.4%
	CBS Corp.,
400	5.500%, 05/15/33	348
1,010	8.875%, 05/15/19 (m)	1,236
365	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.625%, 11/15/17 (e) (m)	352
15	Charter Communications Operating LLC/Charter Communications Operating Capital, 8.000%, 04/30/12 (e) (m)	16
	Clear Channel Worldwide Holdings, Inc.,
155	9.250%, 12/15/17 (e) (m)	157
220	9.250%, 12/15/17 (e) (m)	224
975	Comcast Corp., 6.500%, 01/15/17 (m)	1,091
570	Discovery Communications LLC, 6.350%, 06/01/40	574
1,130	DISH DBS Corp., 7.125%, 02/01/16 (m)	1,107
	Intelsat Jackson Holdings S.A., (Bermuda),
465	9.500%, 06/15/16	479
280	11.250%, 06/15/16	295
75	Intelsat Subsidiary Holding Co. S.A., (Bermuda), 8.875%, 01/15/15 (e)	75
220	News America, Inc., 6.900%, 08/15/39	245
585	Quebecor Media, Inc., (Canada), 7.750%, 03/15/16	563
770	Time Warner Cable, Inc., 7.500%, 04/01/14	887
95	Videotron Ltee, (Canada), 6.875%, 01/15/14	95
235	Virgin Media Finance plc, (United Kingdom), 8.375%, 10/15/19	234
800	WPP Finance, (United Kingdom), 8.000%, 09/15/14	936

		8,914
	Multiline Retail — 0.2%
202	Neiman-Marcus Group, Inc. (The), PIK, 9.750%, 10/15/15	198
550	Nordstrom, Inc., 4.750%, 05/01/20	552

		750
	Specialty Retail — 0.1%
225	Sally Holdings LLC/Sally Capital, Inc., 9.250%, 11/15/14	231

	Textiles, Apparel & Luxury Goods — 0.0% (g)
105	Hanesbrands, Inc., 8.000%, 12/15/16	107

	Total Consumer Discretionary	18,352
Consumer Staples — 2.9%
	Beverages — 0.7%
	Anheuser-Busch InBev Worldwide, Inc.,
700	6.875%, 11/15/19 (e) (m)	807
1,300	7.200%, 01/15/14 (e) (m)	1,482
420	Constellation Brands, Inc., 7.250%, 09/01/16 (m)	418

		2,707
	Food & Staples Retailing — 0.8%
1,595	CVS Pass-Through Trust, 6.036%, 12/10/28 (m)	1,615
360	Rite Aid Corp., 7.500%, 03/01/17	324
450	SUPERVALU, Inc., 8.000%, 05/01/16	443
740	Wal-Mart Stores, Inc., 5.250%, 09/01/35	733

		3,115
	Food Products — 0.5%
65	B&G Foods, Inc., 7.625%, 01/15/18 (m)	65
155	Bumble Bee Foods LLC, 7.750%, 12/15/15 (e) (m)	154
	Kraft Foods, Inc.,
950	5.375%, 02/10/20	987
485	6.125%, 02/01/18	535
	Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp.,
45	9.250%, 04/01/15	45
120	9.250%, 04/01/15 (e)	120

		1,906
	Household Products — 0.4%
275	Jarden Corp., 7.500%, 05/01/17	270
329	Spectrum Brands, Inc., PIK, 12.000%, 08/28/19	348
	Visant Holding Corp.,
630	8.750%, 12/01/13	635
110	SUB, 10.250%, 12/01/13	112

		1,365
	Tobacco — 0.5%
1,465	Altria Group, Inc., 9.700%, 11/10/18 (m)	1,776

	Total Consumer Staples	10,869
Energy — 2.0%
	Energy Equipment & Services — 0.1%
270	Transocean, Inc., (Cayman Islands), 6.800%, 03/15/38	256

	Oil, Gas & Consumable Fuels — 1.9%
	Anadarko Petroleum Corp.,
375	6.200%, 03/15/40 (m)	347
340	8.700%, 03/15/19 (m)	399
100	Arch Coal, Inc., 8.750%, 08/01/16 (e) (m)	102
	Atlas Energy Operating Co. LLC/Atlas Energy Finance Corp.,
250	10.750%, 02/01/18 (m)	265
100	12.125%, 08/01/17 (m)	111
1,090	Cenovus Energy, Inc., (Canada), 4.500%, 09/15/14 (e) (m)	1,150
310	Denbury Resources, Inc., 9.750%, 03/01/16 (m)	331
45	Forest Oil Corp., 8.500%, 02/15/14	46
60	Linn Energy LLC/Linn Energy Finance Corp., 11.750%, 05/15/17	66
385	Nexen, Inc., (Canada), 6.400%, 05/15/37	387
1,315	ONEOK Partners LP, 5.900%, 04/01/12	1,404
115	OPTI Canada, Inc., (Canada), 8.250%, 12/15/14	98
310	Petrohawk Energy Corp., 7.875%, 06/01/15	300
40	SandRidge Energy, Inc., 9.875%, 05/15/16 (e)	40
1,445	Suncor Energy, Inc., (Canada), 6.100%, 06/01/18	1,584
390	Williams Partners LP, 6.300%, 04/15/40 (e)	381

		7,011
	Total Energy	7,267
Financials — 16.3%
	Capital Markets — 2.3%
1,660	Credit Suisse, (Switzerland), VAR, 1.126%, 05/15/17 (m) (x)	1,316
1,530	Goldman Sachs Group, Inc. (The), 5.950%, 01/18/18	1,552
3,795	Lehman Brothers Holdings Capital Trust VII, 0.000%, 05/31/12 (d) (f) (i) (x)	–	(h)
	Lehman Brothers Holdings, Inc.,
1,350	0.000%, 08/21/09 (d)	277
850	0.000%, 05/25/10 (d)	174
1,255	Macquarie Group Ltd., (Australia), 7.625%, 08/13/19 (e)	1,415
1,240	Merrill Lynch & Co., Inc., VAR, 0.544%, 11/01/11	1,220
	Morgan Stanley,
1,555	5.500%, 01/26/20	1,473
560	6.625%, 04/01/18	575
630	UBS AG, (Switzerland), 5.875%, 12/20/17	648

		8,650
	Commercial Banks — 3.0%
2,410	Credit Suisse, (Switzerland), 5.000%, 05/15/13 (m)	2,564
690	Discover Bank, 8.700%, 11/18/19 (m)	755
1,185	Lloyds TSB Bank plc, (United Kingdom), 5.800%, 01/13/20 (e)	1,113
2,000	Royal Bank of Scotland plc (The), (United Kingdom), 4.875%, 08/25/14 (e)	1,985
1,940	Standard Chartered plc, (United Kingdom), 5.500%, 11/18/14 (e)	2,124
1,020	Svenska Handelsbanken AB, (Sweden), 5.125%, 03/30/20 (e)	1,014
1,410	Westpac Banking Corp., (Australia), 4.875%, 11/19/19	1,405

		10,960
	Consumer Finance — 0.7%
	Ford Motor Credit Co. LLC,
185	7.000%, 04/15/15	183
295	8.700%, 10/01/14	303
	GMAC, Inc.,
610	6.625%, 05/15/12	601
222	6.875%, 08/28/12	219
1,325	HSBC Finance Corp., 5.000%, 06/30/15	1,371

		2,677

	Diversified Financial Services — 2.2%
510	AngloGold Ashanti Holdings plc, (United Kingdom), 5.375%, 04/15/20 (m)	501
	Bank of America Corp.,
430	4.500%, 04/01/15 (m)	428
240	5.650%, 05/01/18 (m)	241
1,075	6.500%, 08/01/16 (m)	1,145
980	Capital One Bank USA N.A., 8.800%, 07/15/19 (m)	1,169
	Citigroup, Inc.,
400	5.500%, 10/15/14 (m)	404
1,285	6.000%, 08/15/17 (m)	1,298
1,095	8.500%, 05/22/19	1,283
1,145	General Electric Capital Corp., 5.875%, 01/14/38	1,072
560	Teco Finance, Inc., 5.150%, 03/15/20	568

		8,109
	FDIC Guaranteed Securities ~ — 2.8%
3,335	Bank of America Corp., 3.125%, 06/15/12 (m)	3,472
3,335	Citigroup, Inc., 2.875%, 12/09/11 (m)	3,437
3,300	Goldman Sachs Group, Inc. (The), 3.250%, 06/15/12	3,444

		10,353
	Insurance — 5.1%
515	Axis Specialty Finance LLC, 5.875%, 06/01/20 (m)	495
2,000	Genworth Life Institutional Funding Trust, 5.875%, 05/03/13 (e)	2,084
	Metropolitan Life Global Funding I,
1,450	5.125%, 04/10/13 (e)	1,564
1,500	5.125%, 06/10/14 (e)	1,609
	Pricoa Global Funding I,
3,805	5.400%, 10/18/12 (e)	4,091
2,500	VAR, 0.415%, 06/26/12 (e)	2,438
525	WR Berkley Corp., 7.375%, 09/15/19 (m)	579
6,000	Xlliac Global Funding, VAR, 0.674%, 08/10/10 (e) (m)	5,930

		18,790
	Thrifts & Mortgage Finance — 0.2%
870	Nationwide Building Society, (United Kingdom), 4.650%, 02/25/15 (e)	859

	Total Financials	60,398
Health Care — 1.6%
	Health Care Equipment & Supplies — 0.5%
1,250	Biomet, Inc., PIK, 11.125%, 10/15/17 (m)	1,330
295	Cooper Cos., Inc. (The), 7.125%, 02/15/15 (m)	292
260	DJO Finance LLC/DJO Finance Corp., 10.875%, 11/15/14 (m)	270

		1,892
	Health Care Providers & Services — 0.9%
365	Bausch & Lomb, Inc., 9.875%, 11/01/15 (m)	372
325	CHS/Community Health Systems, Inc., 8.875%, 07/15/15 (m)	333
1,424	HCA, Inc., PIK, 10.375%, 11/15/16	1,499
290	Health Management Associates, Inc., 6.125%, 04/15/16	272
10	Omnicare, Inc., 7.750%, 06/01/20	10
250	Tenet Healthcare Corp., 9.250%, 02/01/15	257
350	United Surgical Partners International, Inc., PIK, 10.000%, 05/01/17	347
295	US Oncology, Inc., 9.125%, 08/15/17	298

		3,388
	Pharmaceuticals — 0.2%
460	Abbott Laboratories, 5.300%, 05/27/40 (m)	452
	Mylan, Inc.,
40	7.625%, 07/15/17 (e)	40
120	7.875%, 07/15/20 (e)	120

		612
	Total Health Care	5,892
Industrials — 2.9%
	Aerospace & Defense — 0.2%
185	Alliant Techsystems, Inc., 6.750%, 04/01/16 (m)	182
165	Sequa Corp., 11.750%, 12/01/15 (e)	165
200	Spirit Aerosystems, Inc., 7.500%, 10/01/17	197
30	Triumph Group, Inc., 8.000%, 11/15/17	29

		573
	Building Products — 0.4%
65	Associated Materials LLC/Associated Materials Finance, Inc., 9.875%, 11/15/16 (m)	70
1,445	Owens Corning, 6.500%, 12/01/16	1,518

		1,588
	Commercial Services & Supplies — 0.6%
	ACCO Brands Corp.,
115	7.625%, 08/15/15 (m)	107
415	10.625%, 03/15/15 (m)	449
500	Avery Dennison Corp., 5.375%, 04/15/20 (m)	524
215	Geo Group, Inc. (The), 7.750%, 10/15/17 (e)	214
460	Iron Mountain, Inc., 6.625%, 01/01/16	453
360	Republic Services, Inc., 6.200%, 03/01/40 (e)	373
200	ServiceMaster Co. (The), PIK, 10.750%, 07/15/15 (e)	200

		2,320
	Construction & Engineering — 0.0% (g)
	Esco Corp.,
30	8.625%, 12/15/13 (e) (m)	31
60	VAR, 4.132%, 12/15/13 (e) (m)	55

		86
	Industrial Conglomerates — 0.8%
960	General Electric Co., 5.250%, 12/06/17	1,027
1,035	Hutchison Whampoa International 09/16 Ltd., (Cayman Islands), 4.625%, 09/11/15 (e)	1,060
630	Tyco International Finance S.A., (Luxembourg), 8.500%, 01/15/19	803

		2,890
	Industrial Machinery — 0.2%
395	Baldor Electric Co., 8.625%, 02/15/17 (m)	402
250	General Cable Corp., 7.125%, 04/01/17	246

		648
	Machinery — 0.2%
115	Case New Holland, Inc., 7.750%, 09/01/13 (e)	117
370	Terex Corp., 8.000%, 11/15/17	343
200	Titan International, Inc., 8.000%, 01/15/12	210

		670
	Road & Rail — 0.5%
100	Ashtead Capital, Inc., 9.000%, 08/15/16 (e) (m)	99
880	Burlington Northern Santa Fe LLC, 5.750%, 05/01/40 (m)	884
110	Hertz Corp. (The), 8.875%, 01/01/14	111
220	RailAmerica, Inc., 9.250%, 07/01/17	229
355	RSC Equipment Rental, Inc./RSC Holdings III LLC, 9.500%, 12/01/14	337
245	United Rentals North America, Inc., 9.250%, 12/15/19	246

		1,906
	Trading Companies & Distributors — 0.0% (g)
140	Interline Brands, Inc., 8.125%, 06/15/14	141

	Total Industrials	10,822
Information Technology — 2.0%
	Communications Equipment — 0.3%
	Avaya, Inc.,
250	9.750%, 11/01/15 (m)	241
142	PIK, 10.875%, 11/01/15 (m)	140
650	Cisco Systems, Inc., 5.500%, 01/15/40 (m)	652

		1,033
	Electronic Equipment, Instruments & Components — 0.2%
315	Aeroflex, Inc., 11.750%, 02/15/15 (m)	335
	NXP BV/NXP Funding LLC, (Netherlands),
380	7.875%, 10/15/14	350
157	10.000%, 07/15/13 (e)	167

		852
	Internet Software & Services — 0.1%
255	GXS Worldwide, Inc., 9.750%, 06/15/15 (e)	239

	IT Services — 0.5%
	First Data Corp.,
690	9.875%, 09/24/15	562
484	PIK, 10.550%, 09/24/15	374
775	SunGard Data Systems, Inc., 10.250%, 08/15/15	784

		1,720
	Office Electronics — 0.5%
	Xerox Corp.,
1,255	4.250%, 02/15/15	1,285
550	8.250%, 05/15/14	641

		1,926
	Semiconductors & Semiconductor Equipment — 0.1%
	Amkor Technology, Inc.,
50	7.750%, 05/15/13	50
265	9.250%, 06/01/16 (m)	278
100	Freescale Semiconductor, Inc., 10.125%, 03/15/18 (e)	104

		432
	Software — 0.3%
250	JDA Software Group, Inc., 8.000%, 12/15/14 (e)	253
710	Oracle Corp., 6.125%, 07/08/39	789

		1,042
	Total Information Technology	7,244
Materials — 1.7%
	Chemicals — 0.4%
	Huntsman International LLC,
240	5.500%, 06/30/16 (e)	209
110	7.875%, 11/15/14	105
250	Johnsondiversey, Inc., 8.250%, 11/15/19 (e)	256
225	PolyOne Corp., 8.875%, 05/01/12	236
365	Reichhold Industries, Inc., 9.000%, 08/15/14 (e)	332
45	Scotts Miracle-Gro Co. (The), 7.250%, 01/15/18	45
185	Solutia, Inc., 8.750%, 11/01/17	190

		1,373
	Containers & Packaging — 0.2%
180	BWAY Corp., 10.000%, 04/15/14	199
	Graham Packaging Co. LP/GPC Capital Corp. I,
40	8.250%, 01/01/17 (e)	39
560	9.875%, 10/15/14	564
105	Solo Cup Co., 8.500%, 02/15/14	97

		899
	Metals & Mining — 0.8%
570	ArcelorMittal, (Luxembourg), 6.125%, 06/01/18 (m)	578
490	Barrick Australian Finance Pty Ltd., (Australia), 5.950%, 10/15/39 (m)	490
170	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.250%, 12/15/17 (e) (m)	168
200	FMG Resources August 2006 Pty Ltd., (Australia), 10.625%, 09/01/16 (e) (m)	220
145	Novelis, Inc., (Canada), 7.250%, 02/15/15	136
955	Teck Resources Ltd., (Canada), 9.750%, 05/15/14	1,123
400	Xstrata Finance Canada Ltd., (Canada), 6.900%, 11/15/37 (e)	406

		3,121
	Paper & Forest Products — 0.3%
	Georgia-Pacific LLC,
120	7.000%, 01/15/15 (e)	120
195	7.125%, 01/15/17 (e)	194
385	International Paper Co., 7.300%, 11/15/39	411
110	NewPage Corp., 11.375%, 12/31/14	103
270	P.H. Glatfelter Co., 7.125%, 05/01/16	256

		1,084
	Total Materials	6,477
Telecommunication Services — 5.1%
	Diversified Telecommunication Services — 4.3%
	AT&T, Inc.,
290	6.300%, 01/15/38 (m)	302
3,230	6.700%, 11/15/13 (m)	3,694
1,705	British Telecommunications plc, (United Kingdom), 5.950%, 01/15/18 (m)	1,762
175	Clearwire Communications LLC/Clearwire Finance, Inc., 12.000%, 12/01/15 (e) (m)	170
310	GCI, Inc., 8.625%, 11/15/19 (e)	301
	PAETEC Holding Corp.,
280	8.875%, 06/30/17	277
315	9.500%, 07/15/15	306
	Qwest Communications International, Inc.,
120	7.125%, 04/01/18 (e)	117
420	7.500%, 02/15/14	414
810	Telecom Italia Capital S.A., (Luxembourg), 7.721%, 06/04/38	829
	Telefonica Emisiones S.A.U., (Spain),
1,990	5.855%, 02/04/13	2,129
3,940	5.984%, 06/20/11 (m)	4,112
670	Verizon Communications, Inc., 8.750%, 11/01/18	854
435	Wind Acquisition Finance S.A., (Luxembourg), 12.000%, 12/01/15 (e)	448
430	Windstream Corp., 8.625%, 08/01/16	426

		16,141
	Wireless Telecommunication Services — 0.8%
215	Alltel Corp., 7.875%, 07/01/32 (m)	262
1,100	America Movil S.A.B. de C.V., (Mexico), 5.000%, 03/30/20 (e) (m)	1,095
120	Digicel Group Ltd., (Bermuda), 10.500%, 04/15/18 (e) (m)	121
359	iPCS, Inc., PIK, 3.594%, 05/01/14	323
355	MetroPCS Wireless, Inc., 9.250%, 11/01/14	366
	Sprint Capital Corp.,
530	6.900%, 05/01/19	479
335	8.750%, 03/15/32	319

		2,965
	Total Telecommunication Services	19,106
Utilities — 3.1%
	Electric Utilities — 0.8%
630	Dominion Resources, Inc., 5.200%, 08/15/19 (m)	665
305	Enel Finance International S.A., (Luxembourg), 6.000%, 10/07/39 (e) (m)	284
100	Mirant Americas Generation LLC, 8.500%, 10/01/21	92
1,010	Nevada Power Co., 7.125%, 03/15/19	1,172
630	Nisource Finance Corp., 6.800%, 01/15/19	697
165	Progress Energy, Inc., 6.000%, 12/01/39	165

		3,075
	Gas Utilities — 1.1%
850	DCP Midstream LLC, 9.750%, 03/15/19 (e) (m)	1,085
860	Enterprise Products Operating LP, 7.550%, 04/15/38 (m)	965
1,265	Kinder Morgan Energy Partners LP, 6.850%, 02/15/20	1,397
695	TransCanada PipeLines Ltd., (Canada), 6.100%, 06/01/40	689

		4,136
	Independent Power Producers & Energy Traders — 0.5%
415	AES Corp. (The), 8.000%, 10/15/17 (m)	408
300	Dynegy Holdings, Inc., 7.625%, 10/15/26	195
	Energy Future Holdings Corp.,
220	10.000%, 01/15/20 (e) (m)	219
415	10.875%, 11/01/17 (m)	305
540	NRG Energy, Inc., 7.375%, 02/01/16	522

		1,649
	Multi-Utilities — 0.7%
1,065	DTE Energy Co., 7.625%, 05/15/14 (m)	1,244
385	MidAmerican Energy Holdings Co., 6.500%, 09/15/37	421
130	Mirant North America LLC, 7.375%, 12/31/13	130
730	Xcel Energy, Inc., 4.700%, 05/15/20	737

		2,532
	Total Utilities	11,392
	Total Corporate Bonds (Cost $152,664)	157,819
Mortgage Pass-Through Securities — 36.0%
	Federal Home Loan Mortgage Corp., Gold Pool, 15 Year, Single Family,
20	6.000%, 02/01/11 - 04/01/11 (m)	22
	Federal Home Loan Mortgage Corp., Gold Pool, 30 Year, Single Family,
9,400	TBA, 4.500%, 06/15/40	9,588
8,925	TBA, 5.000%, 06/15/40 - 07/15/40	9,343
5,500	TBA, 5.500%, 06/15/40	5,858
11,015	TBA, 6.000%, 06/15/40	11,872
1,300	TBA, 6.500%, 06/15/40	1,416
99	6.000%, 01/01/35 (m)	107
23	7.000%, 12/01/25 - 02/01/26 (m)	26
67	7.500%, 10/01/26 - 02/01/27 (m)	75
47	8.000%, 04/01/26 - 07/01/26 (m)	54
	Federal National Mortgage Association, 15 Year, Single Family,
3,950	TBA, 4.000%, 06/25/25	4,050
9,390	TBA, 4.500%, 06/25/25	9,823
5,235	TBA, 5.000%, 06/25/25	5,559
	Federal National Mortgage Association, 30 Year, Single Family,
9,960	TBA, 4.500%, 06/25/40	10,162
11,640	TBA, 5.000%, 06/25/40	12,184
18,605	TBA, 5.500%, 06/25/40	19,846
7,720	TBA, 6.000%, 06/25/40	8,315
2,985	TBA, 6.500%, 06/25/40	3,247
610	6.500%, 04/01/29 - 03/01/35 (m)	668
160	7.000%, 02/01/35 - 03/01/35	178
20	7.500%, 03/01/35	23
	Government National Mortgage Association, 30 Year, Single Family,
10,200	TBA, 4.500%, 06/15/40	10,468
6,700	TBA, 5.000%, 06/15/40	7,061
2,700	TBA, 6.000%, 06/15/40	2,921
451	7.000%, 09/15/31	511

	Total Mortgage Pass-Through Securities (Cost $131,936)	133,377
Supranational — 0.8%
2,760	European Investment Bank, 4.875%, 02/16/16 (m) (Cost $2,803)	3,047

U.S. Government Agency Securities — 6.8%
	Federal Home Loan Mortgage Corp.,
20,795	1.625%, 04/15/13 (m)	20,900
1,800	5.125%, 10/18/16 (m)	2,029
2,140	Federal National Mortgage Association, 4.875%, 12/15/16 (m)	2,380

	Total U.S. Government Agency Securities (Cost $24,771)	25,309
U.S. Treasury Obligations — 8.4%
	U.S. Treasury Bonds,
1,530	3.500%, 02/15/39 (m)	1,346
170	4.500%, 08/15/39 (m)	178
500	5.000%, 05/15/37 (m)	567
1,097	8.750%, 08/15/20 (m)	1,602
	U.S. Treasury Notes,
1,115	2.125%, 11/30/14 (m)	1,124
720	2.250%, 01/31/15 (m)	728
1,245	2.500%, 03/31/15 (m)	1,271
725	2.500%, 04/30/15 (m)	740
3,900	2.625%, 07/31/14 (m)	4,024
1,485	2.625%, 12/31/14 (m)	1,527
118	3.000%, 09/30/16 (m)	120
5,188	3.000%, 02/28/17 (m)	5,272
416	3.250%, 12/31/16 (m)	429
4,025	3.375%, 11/15/19 (m)	4,050
3,249	3.625%, 08/15/19 (m)	3,338
4,525	3.625%, 02/15/20 (m)	4,641

	Total U.S. Treasury Obligations (Cost $30,143)	30,957
SHARES
Common Stock — 0.1%
Consumer Discretionary — 0.1%
	Media — 0.1%
13	Dex One Corp. (a) (Cost $764)	262
NUMBER OF CONTRACTS
Options Purchased — 0.0% (g)
	Call Options Purchased — 0.0% (g)
843	90 Day Eurodollar Futures, Expiring 09/13/10 @ $99.63, American Style	16
36	10 Year U.S. Treasury Note Futures, Expiring 6/25/10 @ $118.50, American Style	70
NOTIONAL AMOUNT
	Receiver Options Purchased on Interest Rate Swaps:
11,823	Expiring 09/22/10. If exercised the Fund receives semi-annually 1.060% and pays quarterly floating 3 month LIBOR expiring 09/24/11, European Style. Counterparty:Deutsche Bank AG, New York (r)	19
11,422	Expiring 11/16/10. If exercised the Fund receives semi-annually 1.680% and pays quarterly floating 3 month LIBOR expiring 11/18/11, European Style. Counterparty: Citibank, N.A. (r)	66
	Total Call Options Purchased (Cost $175)	171
NUMBER OF CONTRACTS
	Put Option Purchased — 0.0% (g)
106	90 Day Eurodollar Futures, Expiring 06/14/10 @ $99.38, American Style	12
38	10 Year U.S. Treasury Note Futures, Expiring 8/27/10 @ $117.50, American Style	36

NOTIONAL AMOUNT
	Payer Options Purchased on Interest Rate Swaps:
2,560	Expiring 06/30/10. If exercised the Fund pays semi-annually 4.698% and receives quarterly floating 3 month LIBOR termination 07/02/20, European Style. Counterparty: Royal Bank of Scotland (r)	–	(h)
1,280	Expiring 07/12/10. If exercised the Fund pays semi-annually 4.388% and receives quarterly floating 3 month LIBOR terminating 07/14/20, European Style. Counterparty: Deutsche Bank AG, New York (r)	–	(h)
11,823	Expiring 09/22/10. If exercised the Fund pays semi-annually 3.060% and receives quarterly floating 3 month LIBOR terminating 09/24/11, European Style. Counterparty: Deutsche Bank AG, New York (r)	–	(h)
	Total Put Options Purchased (Cost $234)	48
	Total Options Purchased (Cost $409)	219
PRINCIPAL AMOUNT
Short-Term Investments — 21.9%
	U.S. Treasury Obligation — 0.3%
1,005	U.S. Treasury Bill, 0.102%, 06/03/10 (k) (m) (n)	1,004

SHARES	SECURITY DESCRIPTION	VALUE
	Investment Company — 21.6%
80,293	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.100% † (b) (l) (m)	80,293
	Total Short-Term Investments (Cost $81,298)	81,297
	Total Investments —136.9% (Cost $496,306)	508,077
	Liabilities in Excess of Other Assets — (36.9)%	(137,035)
	NET ASSETS — 100.0%	$371,042

Percentages indicated are based on net assets.

Futures Contracts
NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL AMOUNT AT 05/31/10	UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
14	Eurodollar	09/13/10	3,470	6
80	10 Year U.S. Treasury Note	09/21/10	9,590	19
139	30 Year U.S. Treasury Bond	09/21/10	17,049	(14)
65	2 Year U.S. Treasury Note	09/30/10	14,179	23
	Short Futures Outstanding
(36)	90 Day Bank Accepted Bills	06/14/10	(8,480)	1
(43)	10 Year U.S. Treasury Note	06/21/10	(5,189)	24
(93)	10 Year U.S. Treasury Note	09/21/10	(11,148)	(12)
(48)	2 Year U.S. Treasury Note	09/30/10	(10,471)	(17)
(106)	5 Year U.S. Treasury Note	09/30/10	(12,367)	(35)
(64)	30 Day Federal Funds	11/30/10	(26,590)	(33)
				(38)

OPTIONS WRITTEN
Call Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodoller Futures, American Style	$99.63	12/13/10	843	(16)
10 Year U.S. Treasury Note Futures, American Style	121.00	06/25/10	21	(14)
(Premiums received of $69.)				(30)
Put Options Written
DESCRIPTION	EXERCISE PRICE	EXPIRATION DATE	NUMBER OF CONTRACTS	VALUE
90 Day Eurodoller Futures, American Style	$99.00	06/14/10	106	(2)
(Premiums received of $24.)
Payer Options Written on Interest Rate Swaps*
COUNTERPARTY	EXERCISE RATE ** (r)	OPTION EXPIRATION DATE	SWAP TERMINATION DATE	NOTIONAL AMOUNT	VALUE
Deutsche Bank AG, New York	2.000% semi-annually	03/14/11	03/16/12	23,635	(39)
Deutsche Bank AG, New York	2.000% semi-annually	05/17/11	05/19/12	20,751	(54)
Deutsche Bank AG, New York	5.388% semi-annually	07/12/10	07/14/20	1,280	- (a)
(Premiums received of $131.)					(93)
* European Style
** The Fund would pay quarterly a floating rate based on 3 month LIBOR, if exercised.
Interest Rate Swaps
	RATE TYPE (r)					UPFRONT
	PAYMENTS MADE	PAYMENTS RECEIVED	TERMINATION	NOTIONAL		PREMIUMS
SWAP COUNTERPARTY	BY THE FUND	BY THE FUND	DATE	AMOUNT	VALUE	(PAID)/RECEIVED [1]
Barclays Bank plc	1.530% semi-annually	3 month LIBOR quarterly	05/19/12	41,502	$15	$-
Citibank, N.A.	3 month LIBOR quarterly	0.930% semi-annually	08/21/11	107,778	(111)	-
Citibank, N.A.	1.778% semi-annually	3 month LIBOR quarterly	03/16/12	5,488	(19)	-
Citibank, N.A.	1.334% semi-annually	3 month LIBOR quarterly	08/21/12	54,428	84	-
Credit Suisse International	1.813% semi-annually	3 month LIBOR quarterly	03/16/12	18,147	(70)	-
Deutsche Bank AG, New York	4.180% semi-annually	3 month LIBOR quarterly	03/12/17	4,954	(137)	-
Deutsche Bank AG, New York	3 month LIBOR quarterly	4.700% semi-annually	03/12/22	5,571	287	-
Deutsche Bank AG, New York	4.953% semi-annually	3 month LIBOR quarterly	03/12/42	1,433	(147)	-
					(98)	-
[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Price Lock Swaps
SWAP COUNTERPARTY	REFERENCEOBLIGATION	PRICE LOCK	TERMINATIONDATE	NOTIONALAMOUNT	VALUE	UPFRONTPREMIUMS(PAID)/RECEIVED [1]
Deutsche Bank AG, New York (†)	U.S. Treasury Note, 2.500%, 04/30/15	$101.96	06/03/10	4,985	(1)	-
(†) If the market price exceeds the price lock at termination, the Fund pays the difference between the market price and the price lock. If the market price is below the price lock at termination, the Fund receives the difference between the price lock and the market price.
[1] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
Credit Default Swaps - Buy Protection [1]
Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	12/20/14	0.751%	900	(11)	15
Bundersrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.408	640	5	(6)
Jones Apparel Group, Inc., 5.125%, 11/15/14	1.000% quarterly	12/20/14	1.394	900	13	(42)

Citibank, N.A.:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	03/20/15	0.778	450	(5)	9
FSA Global Funding, Ltd., 6.110%, 06/29/15	5.000% quarterly	06/20/15	5.623	310	5	31
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	09/20/14	0.546	1800	(37)	30
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	03/20/15	0.599	450	(9)	9
Spain Government Bond, 5.500%, 07/30/17	1.000% quarterly	03/20/15	2.140	970	46	(31)
Spain Government Bond, 5.500%, 07/30/17	1.000% quarterly	03/20/15	2.140	950	45	(15)
Nordstrom Inc., 6.950%, 03/15/28	1.000% quarterly	03/20/15	1.039	450	- (a)	1
Republic of Italy, 6.875%, 09/27/23	1.000% quarterly	06/20/15	1.993	740	32	(10)
Sherwin-Williams Co.(The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.509	900	(21)	31
Wells Fargo & Co., 0.449%, 10/28/15	1.000% quarterly	12/20/14	1.045	900	- (a)	2
XL Capital, Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/15	2.080	400	18	(1)

Credit Suisse International:
Allianz Finance II BV, 5.625%, 11/29/12	1.000% quarterly	03/20/15	0.832	EUR 260	(3)	4
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	03/20/15	0.778	450	(5)	9
Belgium Government Bond, 5.750%, 09/28/10	1.000% quarterly	03/20/15	0.997	970	(2)	10
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.557	3000	(61)	89
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.566	1000	(20)	31
Hartford Financial Services Group Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	3.129	450	39	(13)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	12/20/14	0.574	1400	(29)	27
Jones Apparel Group, Inc., 5.125%, 11/15/14	1.000% quarterly	03/20/15	1.438	180	3	(6)
Sweden Government International Bond	1.420% quarterly	03/20/14	0.301	2350	(104)	-
Sweden Government International Bond	1.540% quarterly	03/20/14	0.301	1150	(56)	-
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.378	1500	(160)	(60)
Zurich Insurance Co., 3.875%, 07/27/11	1.000% quarterly	03/20/15	1.372	EUR 260	5	2

Deutsche Bank AG, New York:
AutoZone, Inc., 5.500%, 11/15/15	1.000% quarterly	12/20/14	0.751	450	(6)	10
Deutsche Telekom International Finance BV, 8.125%, 05/29/12	1.000% quarterly	03/20/15	0.743	850	(12)	13
Gap, Inc. (The), 10.050%, 12/15/08	1.000% quarterly	09/20/14	0.557	6000	(122)	175
Hartford Financial Services Group Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	3.129	450	39	(13)
Spain Government Bond, 5.500%, 07/30/17	1.000% quarterly	06/20/15	2.135	210	10	(15)
Kohl's Corp., 6.250%, 12/15/17	1.000% quarterly	09/20/14	0.773	3000	(34)	10
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.380	3000	(320)	(27)
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	06/20/14	2.380	3000	(320)	65
Lincoln National Corp., 6.200%, 12/15/11	5.000% quarterly	09/20/14	2.442	1800	(197)	112
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	12/20/14	2.496	450	27	(13)
Macy's Retail Holdings, Inc., 7.450%, 07/15/17	1.000% quarterly	12/20/14	1.539	200	4	(17)
Netherlands Government Bond, 3.250%, 07/15/15	0.250% quarterly	03/20/15	0.446	340	3	(3)
Nokia OYJ, 6.750%, 02/04/19	0.250% quarterly	12/20/14	0.666	900	16	(13)
Austria Government Bond, 5.250%, 01/04/11	1.620% quarterly	06/20/14	0.627	6100	(256)	-
Sara Lee Corp., 6.125%, 11/01/32	1.000% quarterly	06/20/14	0.544	2000	(40)	53
Walt Disney Co. (The), 5.625%, 09/15/16	1.000% quarterly	09/20/14	0.462	1800	(44)	48

Royal Bank of Scotland:
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.399	850	5	(9)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.399	850	5	(7)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	03/20/15	0.399	800	5	- (a)
Lowe's Cos, Inc., 5.400%, 10/15/16	1.000% quarterly	09/20/14	0.574	1800	(35)	34
Republic of Slovenia, 5.375%, 04/11/11	2.050% semi-annually	02/20/14	0.715	1900	(102)	-
Republic of Slovenia, 5.375%, 04/11/11	2.080% semi-annually	02/20/14	0.715	560	(31)	-
Republic of Slovenia, 5.375%, 04/11/11	2.250% semi-annually	02/20/14	0.715	320	(20)	-
Republic of Slovenia, 5.375%, 04/11/11	2.200% semi-annually	02/20/14	0.715	520	(31)	-
TJX Cos, Inc., 7.450%, 12/15/09	1.000% quarterly	09/20/14	0.673	1000	(16)	34
Woolworths Ltd., 5.550%, 11/15/15	1.000% quarterly	12/20/14	0.564	450	(9)	10
XL Capital, Ltd., 5.250%, 09/15/14	1.000% quarterly	03/20/15	2.080	400	18	(1)

Union Bank of Switzerland AG:
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	6.799	110	7	(10)
Beazer Homes USA, Inc., 6.500%, 11/15/13	5.000% quarterly	06/20/15	6.799	110	7	(9)
Bundesrepublik Deutschland, 6.000%, 06/20/16	0.250% quarterly	06/20/15	0.408	450	3	(2)
Hartford Financial Services Group Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	3.129	450	39	(11)
Hartford Financial Services Group Inc., 4.750%, 03/01/14	1.000% quarterly	03/20/15	3.129	450	39	(21)
Home Depot, Inc., 5.875%, 12/16/36	1.000% quarterly	12/20/14	0.574	400	(8)	8
Lincoln National Corp., 6.200%, 12/15/11	1.000% quarterly	03/20/15	2.544	450	29	(19)
Sherwin-Williams Co. (The), 7.375%, 02/01/27	1.000% quarterly	12/20/14	0.509	400	(9)	14
Staples Inc., 7.375%, 10/01/12	1.000% quarterly	03/20/15	0.892	675	(5)	12
Toyota Motor Corp., 1.330%, 09/20/12	1.000% quarterly	03/20/15	0.825	260	(3)	2
					(1,676)	526
Credit Indices:
						UPFRONT
SWAP COUNTERPARTY/	FUND PAYS	TERMINATION	IMPLIED CREDIT SPREAD	NOTIONAL		PREMIUMS
REFERENCE OBLIGATION	FIXED RATE (r)	DATE	AS OF 05/31/10 [3]	AMOUNT [4]	VALUE	(PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	260	169	(148)

Citibank, N.A.:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	31.646	3,400	638	(897)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	11.782	150	73	(78)
CMBX.NA.AJ.5.1	0.980% monthly	02/15/51	9.942	450	198	(204)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.115	150	124	(122)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.966	180	146	(153)
CMBX.NA.BBB.4.1	5.000% monthly	02/17/51	41.966	210	170	(168)

Credit Suisse International:
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	5,000	372	(1,200)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	3,500	261	(796)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	2,500	186	(561)
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	1,500	112	(308)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	180	117	(125)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	5.461	900	189	(265)
CMBX.NA.BBB.5.1	5.000% monthly	02/15/51	41.338	180	146	(153)

Deutsche Bank AG, New York:
CDX.EM.13.1	5.000% monthly	06/20/15	2.783	250	(27)	25
CDX.EM.13.1	5.000% semi-annually	06/20/15	2.783	130	(14)	16
CDX.NA.HY.12.8	5.000% quarterly	06/20/14	5.365	2,000	6	(220)
CDX.NA.HY.13.2	5.000% quarterly	12/20/14	5.672	5,000	77	2
CMBX.NA.AAA.1	0.100% monthly	10/12/52	1.647	5,000	372	(962)
CMBX.NA.BBB.1.1	0.870% monthly	03/15/49	33.115	340	280	(283)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	11.782	130	63	(53)

Morgan Stanley Capital Services:
CDX.EM.13.1	5.000% quarterly	06/20/15	2.783	250	(27)	29
CMBX.NA.A.2.1	0.150% monthly	03/15/49	11.782	150	73	(78)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	11.782	150	73	(75)
CMBX.NA.A.2.1	0.150% monthly	03/15/49	11.782	260	126	(103)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	140	91	(81)
CMBX.NA.AJ.1.1	0.840% monthly	10/12/52	5.461	260	54	(33)
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	140	83	(80)
CMBX.NA.BBB.2.1	0.870% monthly	03/15/49	33.115	210	173	(173)

Royal Bank of Scotland:
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	31.646	5,500	1,033	(1,875)
ABX.HE.PENAAA.06.2	0.110% monthly	05/25/46	31.646	11,375	2,136	(2,098)
CDX.EM.13.1	5.000% quarterly	06/20/15	2.783	250	(27)	25
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	180	117	(125)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	270	175	(188)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	90	58	(63)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	160	104	(113)
CMBX.NA.AA.3.1	0.270% monthly	12/13/49	17.797	70	45	(49)
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	270	161	(186)
					8,107	(11,919)
Credit Default Swaps - Sell Protection[2]
Corporate and Sovereign Issuers:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/10 [3]	NOTIONAL AMOUNT [4]		VALUE		UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	1.344%	900		(12)		36

Citibank, N.A.:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.775	400		(13)		2
Chesapeake Energy Corp., 6.875%, 01/15/16	5.000% quarterly	03/20/15	4.562	170		5		(8)
Chesapeake Energy Corp., 6.875%, 01/15/16	5.000% quarterly	06/20/15	4.700	170		4		(8)
Spain Government Bond, 5.500%, 07/30/17	1.000% quarterly	06/20/11	2.219	130		(1)		(a )

Credit Suisse International:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.775	450		(14)		10
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	12/20/14	1.344	900		(12)		24
JC Penney Corp., Inc., 6.375%, 10/15/36	1.000% quarterly	03/20/15	1.386	180		(3)		7
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	175		(98)		104
OTE plc, 5.000%, 08/05/13	1.000% quarterly	12/20/14	2.704	675		(56)		(5)

Deutsche Bank AG, New York:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	12/20/14	1.749	450		(13)		9
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.775	450		(14)		10
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	110		(55)		57
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	110		(55)		55
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	70		(35)		25
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	130		(65)		45
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	37.107	70		(40)		40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/15	37.107	70		(40)		31
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	225		(125)		123
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	90		(50)		53
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	80		(45)		40
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	80		(45)		45
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	3.048	3,000		242		(59)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	06/20/14	3.048	3,000		242		(115)
MetLife, Inc., 5.000%, 06/15/15	5.000% quarterly	09/20/14	3.098	1,800		148		(124)
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	5.781	170		(4)		(2)
PolyOne Corp., 8.875%, 05/01/12	5.000% quarterly	03/20/15	5.781	150		(3)		(2)
Prudential Financial Inc, 4.500%, 07/15/13	5.000% quarterly	06/20/14	2.497	2,000		204		330
Verizon Communications Inc., 4.900%, 09/15/15	1.000% quarterly	03/20/15	1.006	850		1		(11)

HSBC Bank, N.A.:
Hellenic Republic Government Bond, 5.900%, 10/22/22	5.000% quarterly	06/20/11	7.648	320		(5)		13

Royal Bank of Scotland:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.775	400		(13)		1

Union Bank of Switzerland AG:
Berkshire Hathaway Finance Corp., 4.625%, 10/15/13	1.000% quarterly	03/20/15	1.775	450		(14)		8
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	8.844	250	(32)		29
Eastman Kodak Co., 7.250%, 11/15/13	5.000% quarterly	03/20/15	8.844	80		(10)		11
K Hovnanian Enterprises Inc., 8.625, 01/15/17	5.000% quarterly	06/20/15	10.613	110		(21)		23
K Hovnanian Enterprises Inc., 8.625, 01/15/17	5.000% quarterly	06/20/15	10.613	110		(21)		23
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	06/20/13	38.131	130		(65)		42
MBIA Global Funding LLC, 0.484%, 10/06/10	5.000% quarterly	03/20/15	37.039	225		(126)		124
MetLife Inc., 5.000%, 06/15/15	1.000% quarterly	03/20/15	3.179	400		(36)		14
						(295)		1,000
Credit Indices:
SWAP COUNTERPARTY/ REFERENCE OBLIGATION	FUND PAYS FIXED RATE (r)	TERMINATION DATE	IMPLIED CREDIT SPREAD AS OF 05/31/10 [3]	NOTIONAL AMOUNT [4]	VALUE	UPFRONT PREMIUMS (PAID)/RECEIVED [5]
Barclays Bank plc:
CMBX.NA.A.3.1	0.620% monthly	12/13/49	23.806%	260	(193)	181

Bank of America:
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.851	4,000	61	116

Citibank, N.A.:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.378	3,100	(1,792)	2,108
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	150	(89)	95

Credit Suisse International:
CDX.NA.HY.9.18	3.750% quarterly	12/20/10	1.851	2,000	31	75
CMBX.NA.AAA.4	0.350% monthly	02/17/51	2.848	900	(133)	211

Deutsche Bank AG, New York:
CMBX.NA.A.2.1	0.250% monthly	03/15/49	16.195	130	(77)	70

Morgan Stanley Capital Services:
CMBX.NA.AAA.4	0.350% monthly	02/17/51	2.848	260	(38)	23
CMBX.NA.A.2.1	2.500% monthly	03/15/49	16.195	130	(77)	135
CMBX.NA.A.3.1	0.620% monthly	12/13/49	23.806	140	(104)	98

Royal Bank of Scotland:
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.378	11,375	(6,574)	6,126
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.378	5,000	(2,890)	3,625
ABX.HE.PENAAA.07.2	0.760% monthly	01/25/38	37.378	800	(462)	566
CMBX.NA.AJ.4.1	0.960% monthly	02/17/51	11.545	450	(217)	229
					(12,554)	13,658
[1] The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay an upfront premium to the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[2] The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
[3] Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer.Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.
[4] The notional amount is the maximum amount that a seller of a credit default swap would be obligated to make and a buyer of credit protection would receive, upon occurrence of a credit event.
[5] Upfront premiums generally relate to payments made or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).
*The Fund has purchased credit default swaps with identical underlying reference obligations; net amounts received by the Fund from settlement of purchased protection would offset potential amounts paid at a credit event for protection sold.
(a) Amount rounds to less than $1,000.

1. Derivatives -- The Fund uses instruments including futures, foreign currency contracts, options, swaps and other derivatives, in connection with its investment strategies. Derivative instruments may be used as substitutes for securities in which the Funds can invest; to hedge portfolio investments or to generate income or gain to the Fund. The Fund also uses derivatives to manage duration; sector and yield curve exposures; and credit and spread volatility. The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to over the counter derivatives’ counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing the fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

1A. Options -- The Fund purchases and sells (“writes”) put and call options on various instruments including futures, securities and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar futures are settled for cash. The Fund is subject to the risk that changes in the value of the option may not correlate perfectly with the underlying asset.

Purchased Options — Premiums paid by the Fund for purchased options are adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for purchased options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain/loss or cost basis of the security.

Written Options — Premiums received by the Fund for written options are adjusted daily to reflect the current market value of the written option and the change in market value is recorded as unrealized appreciation or depreciation.

Premiums received from written options that expire are treated as realized gains. The Fund records a realized gain or loss on written options based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Funds is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security. Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

1B. Futures Contracts -- The Fund uses treasury, index or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments. The Fund also uses futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Funds periodically and are based on changes in the market value of open futures contracts.

Use of long futures contracts subjects the Funds to risk of loss, up to the notional amount of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk of loss. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Funds’ credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions.

1C. Swaps -- The Fund engages in various swap transactions, including interest rate, credit default, index, price lock, spread lock and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also uses swaps as alternatives to direct investments. Swap transactions are negotiated contracts between a Fund and a counterparty to exchange swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recognized as a realized gain or loss when the contract matures or is terminated. The value of a swap agreement is recorded at the beginning of the measurement period. The change in value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is recognized as unrealized appreciation or depreciation. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

Credit Default Swaps

The Fund enters into credit default swaps to simulate long and short bond positions or to take an active long or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represent some part of the credit market as a whole. Index credit default swap have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Funds, as protection sellers, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to a Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Price Locks

The Fund enters into price locks to hedge interest rate exposures within their respective portfolio. Price locks are also used by the Fund to increase long or short exposure to underlying instruments. These agreements involve the exchange of cash flows by the Fund with another party based on the price differential between the market price at termination and a fixed forward price (the “price lock”) of an underlying debt obligation and the notional amount.

Interest Rate Swaps

The Fund enters into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS :
CMO	—	Collateralized Mortgage Obligation
GMAC	—	General Motors Acceptance Corp.
IF	—
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of May 31, 2010. The rate may be subject to a cap and floor.

IO	—
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	—	London Interbank Offered Rate
PIK	—	Payment-in-Kind
REMICS	—	Real Estate Mortgage Investment Conduits
STRIPS	—
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of May 31, 2010.
TBA	—	To Be Announced
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of May 31, 2010.

(a)	Non-income producing security.
(b)	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	Defaulted Security.
(e)
Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(f)
Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of less than $1,000 which amounts to less than 0.1% of total investments.

(g)	Amount rounds to less than 0.1%.
(h)	Amount rounds to less than one thousand (shares or dollars).
(i)	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	Security is fully or partially segregated with the broker as collateral for futures or with brokers as initial margin for futures contracts.
(l)	The rate shown is the current yield as of May 31, 2010.
(m)
All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, and forward foreign currency contracts.

(n)	The rate shown is the effective yield at the date of purchase.
(r)	Rates shown are per annum and payments are described.
(x)
Security is perpetual and, thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2010.

~
Securities are guaranteed by the Federal Deposit Insurance Corporation (FDIC) under its Temporary Liquidity Guarantee Program (TLGP). Under this program, the FDIC guarantees, with the full faith and credit of the U.S. government, the payment of principal and interest. The expiration of the FDIC’s guarantee is the earlier of the maturity date of the debt or June 30, 2012.

†	Approximately $6,470,000 of the Fund is restricted as collateral to various brokers.

As of May 31, 2010, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	18,859
Aggregate gross unrealized depreciation	(7,088)
Net unrealized appreciation/depreciation	11,771
Federal income tax cost of investments	496,306

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical securities
• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$262	$–	$–		$262
Total Common Stocks	262	–	–		262
Debt Securities
Asset-Backed Securities	–	29,203	–		29,203
Collateralized Mortgage Obligations	–	32,382	–		32,382
Commercial Mortgage-Backed Securities	–	14,205	–		14,205
Corporate Bonds
Consumer Discretionary	–	18,352	–		18,352
Consumer Staples	–	10,869	–		10,869
Energy	–	7,267	–		7,267
Financials	–	60,398	–	(a)	60,398
Health Care	–	5,892	–		5,892
Industrials	–	10,822	–		10,822
Information Technology	–	7,244	–		7,244
Materials	–	6,477	–		6,477
Telecommunication Services	–	19,106	–		19,106
Utilities	–	11,392	–		11,392
Total Corporate Bonds	–	157,819	–		157,819
Mortgage Pass-Through Securities	–	133,377	–		133,377
Supranational	–	3,047	–		3,047
U.S. Government Agency Securities	–	25,309	–		25,309
U.S. Treasury Obligations	–	30,957	–		30,957
Options Purchased
Call Options Purchased	86	–	–		86
Payer Options Purchased on Interest Rate Swaps	–	– (a)	–		– (a)
Put Options Purchased	48	–	–		48
Receiver Options Purchased on Interest Rate Swaps	66	19	–		85
Short-Term Investments
Investment Company	80,293	–	–		80,293
U.S. Treasury Obligation	–	1,004	–		1,004
Total Investments in Securities	$80,755	$427,322	$–	(a)	$508,077

Liabilities
Options Written
Call Options Written	$(30)	$–	$–		$(30)
Payer Options Written on Interest Rate Swaps	(93)	–	–		(93)
Put Options Written	(2)	–	–		(2)
Total Liabilities	$(125)	$–	$–		$(125)

Appreciation in Other Financial Instruments
Futures Contracts	$73	$–	$–		$73
Swaps	–	3,580	$–		3,580
Total Appreciation in Other Financial Instruments	$73	$3,580	$–		$3,653

Depreciation in Other Financial Instruments
Futures Contracts	$(111)	$–	$–		$(111)
Swaps	–	(6,832)	–		(6,832)
Total Depreciation in Other Financial Instruments	$(111)	$(6,832)	$–		$(6,943)

(a) Amount rounds to less than $1,000.
The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value (amounts in thousands):

	Balance as of 2/28/10	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net amortization / accretion	Net purchases (sales)	Transfers into Level 3	Transfers out of Level 3	Balance as of 5/31/10
Investments in Securities
Asset-Backed Securities	$8,948	$-	$-	$-	$-	$-	$(8,948)	$-
Corporate Bonds — Financials	9	-	(9)	-	-	-	-	-	(a)
Total	$8,957	$-	$(9)	$-	$-	$-	$(8,948)	$-

(a) Amount rounds to less than $1,000.
Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period.
Transferred from Level 2 to Level 3 due to lack of observable market inputs.
Transferred from Level 3 to Level 2 due to available market inputs to determine price.
The change in unrealized appreciation (depreciation) attributable to securities owned at May 31, 2010, which were valued using significant unobservable inputs (Level 3) amounted to approximately $(9,000).

ITEM 2. CONTROLS AND PROCEDURES.

(a)

The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/____________________________________

George C. W. Gatch

President and Principal Executive Officer

July 30, 2010

By:	/s/____________________________________

Patricia A. Maleski

Treasurer and Principal Financial Officer

July 30, 2010